UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

2

EQUITY PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	INTERNATIONAL EQUITY PORTFOLIO

17	INTERNATIONAL EQUITY INDEX PORTFOLIO

33	SMALL COMPANY INDEX PORTFOLIO

59	LARGE CAP GROWTH PORTFOLIO

61	LARGE CAP EQUITY PORTFOLIO

64	EQUITY INDEX PORTFOLIO

73	NOTES TO THE FINANCIAL STATEMENTS

85	FUND EXPENSES

87	APPROVAL OF ADVISORY AGREEMENT

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Portfolio performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO
ASSETS:
Investments, at cost(1)	$136,336	$276,431
Investments, at value(1)(3)	$132,141	$252,121
Cash and foreign currencies held at broker (cost $854; restricted $861)	–	861
Foreign currencies, at value (Cost: $839, $297, respectively)	815	296
Interest income receivable	1	7
Dividend income receivable	483	1,427
Receivable for foreign tax withheld	390	426
Receivable for securities sold	1,546	971
Receivable for variation margin on futures contracts	–	3
Receivable for fund shares sold	183	64
Receivable from affiliated administrator	10	69
Unrealized gain on foreign currency exchange contracts	1	786
Prepaid and other assets	5	7
Total Assets	135,575	257,038
LIABILITIES:
Unrealized loss on foreign currency exchange contracts	–	926
Payable upon return of securities loaned	14,174	14,646
Payable for securities purchased	–	1,043
Payable for variation margin on futures contracts	–	106
Payable for fund shares redeemed	3,000	6
Payable to affiliates:
Investment advisory fees	87	55
Administration fees	16	35
Custody and accounting fees	12	23
Shareholder servicing fees	–	–
Transfer agent fees	1	2
Trustee fees	4	4
Accrued other liabilities	13	13
Total Liabilities	17,307	16,859
Net Assets	$118,268	$240,179
ANALYSIS OF NET ASSETS:
Capital stock	$163,869	$307,087
Accumulated undistributed net investment income (loss)	1,845	5,336
Accumulated undistributed net realized loss	(43,240)	(47,772)
Net unrealized appreciation (depreciation)	(4,206)	(24,472)
Net Assets	$118,268	$240,179
Net Assets:
Class A	$118,268	$240,179
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	14,875	34,117
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$7.95	$7.04

(1)	Amount includes cost and value from affiliated Portfolios of $15,838, $15,879, $34,945, $17,408, $1,132, and $50,066, respectively. See the Schedules of Investments for further detail on investments in affiliated Portfolios.
(2)	Amount includes cost of $816 and value of $688 in Northern Trust Corp.
(3)	Amounts include value of securities loaned of $13,420, $14,733, $31,869, $13,127, $1,064, and $46,049, respectively.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2012 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	LARGE CAP GROWTH PORTFOLIO	LARGE CAP EQUITY PORTFOLIO	EQUITY INDEX PORTFOLIO

$96,170	$93,259	$3,117	$646,870	(2)
$102,033	$110,548	$3,389	$743,865	(2)
–	–	–	–
–	–	–	–
14	1	–	5
56	110	5	1,853
–	–	–	–
137	275	14	13
5	–	–	3
35	–	1	155
24	10	11	84
–	–	–	–
4	5	1	14
102,308	110,949	3,421	745,992

–	–	–	–
32,674	13,485	1,097	46,975
100	–	11	–
–	–	–	–
11	–	5	281

8	64	1	57
6	9	–	63
24	–	6	6
–	–	–	2
1	1	–	6
4	4	4	8
13	14	15	12
32,841	13,577	1,139	47,410
$69,467	$97,372	$2,282	$698,582

$77,095	$85,559	$22,402	$659,182
599	28	(35)	708
(14,036)	(5,504)	(20,357)	(58,195)
5,809	17,289	272	96,887
$69,467	$97,372	$2,282	$698,582

$69,467	$97,372	$2,282	$698,582

4,065	6,561	333	53,687

$17.09	$14.84	$6.86	$13.01

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO
INVESTMENT INCOME:
Dividend income(1)	$2,587 (2)	$5,874 (2)
Net income from securities loaned(4)	8	40
Total Investment Income	2,595	5,914
EXPENSES:
Investment advisory fees	624	344
Administration fees	104	207
Custody and accounting fees	80	141
Transfer agent fees	7	14
Blue sky fees	15	18
SEC fees	1	1
Printing fees	6	6
Audit fees	6	7
Legal fees	10	10
Trustee fees	4	4
Insurance fees	2	2
Other	4	4
Total Expenses	863	758
Less waivers of investment advisory fees	(69)	(12)
Less expenses reimbursed by administrator and adviser	(59)	(368)
Net Expenses	735	378
Net Investment Income	1,860	5,536
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(926)	(7,393)
Written options	–	–
Futures contracts	–	(431)
Foreign currency transactions and foreign currency exchange contracts	(2)	(111)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,126)	(12,819)
Futures contracts	–	(206)
Foreign currency transactions and foreign currency exchange contracts	(23)	(141)
Translation of other assets and liabilities denominated in foreign currencies	(26)	(25)
Net Gains (Losses)	(9,103)	(21,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,243)	$(15,590)

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1 for the Equity Index Portfolio. All remaining Portfolios have dividend income from Diversified Assets Portfolio which rounds to less than $1.
(2)	Net of $301 and $521 in non-reclaimable foreign withholding taxes in the International Equity and International Equity Index Portfolios, respectively.
(3)	Amount includes dividend income from Northern Trust Corp. of $9.
(4)	See Note 2 to the Financial Statements for additional information.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	LARGE CAP GROWTH PORTFOLIO	LARGE CAP EQUITY PORTFOLIO	EQUITY INDEX PORTFOLIO

$594	$437	$24	$8,608 (3)
100	6	–	54
694	443	24	8,662

74	408	9	403
37	48	1	403
58	11	16	65
4	5	–	40
14	13	14	20
1	1	1	1
6	6	6	6
6	6	6	6
10	10	10	10
4	4	4	4
3	2	2	2
4	4	4	5
221	518	73	965
(19)	(48)	(1)	(34)
(137)	(59)	(63)	(461)
65	411	9	470
629	32	15	8,192

140	1,758	144	(18,564)
–	–	1	–
148	–	–	2,145
–	–	–	–

2,479	4,747	48	62,607
(167)	–	–	(1,415)
–	–	–	–
–	–	–	–
2,600	6,505	193	44,773
$3,229	$6,537	$208	$52,965

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL EQUITY PORTFOLIO			INTERNATIONAL EQUITY INDEX PORTFOLIO
Amounts in thousands	2012	2011		2012	2011
OPERATIONS
Net investment income	$1,860	$2,849		$5,536	$6,423
Net realized gains (losses)	(928)	4,577		(7,935)	(6,558)
Net change in unrealized appreciation (depreciation)	(8,175)	(9,457)		(13,191)	(15,400)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,243)	(2,031)		(15,590)	(15,535)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(9,231)	(31,306)		6,492	106,951
Net decrease in net assets resulting from Class C share transactions	–	–	(1)	–	–	(1)
Net decrease in net assets resulting from Class D share transactions	–	(14	)(1)	–	(233	)(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,231)	(31,320)		6,492	106,718
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(2,823)	(2,900)		(6,500)	(3,847)
Total Distributions to Class A shareholders	(2,823)	(2,900)		(6,500)	(3,847)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–		–	–
Total Distributions to Class C shareholders	–	–		–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	–		–	(4)
Total Distributions to Class D shareholders	–	–		–	(4)
Total Increase (Decrease) in Net Assets	(19,297)	(36,251)		(15,598)	87,332
NET ASSETS:
Beginning of period	137,565	173,816		255,777	168,445
End of period	$118,268	$137,565		$240,179	$255,777
Accumulated Undistributed Net Investment Income (Loss)	$1,845	$2,808		$5,336	$6,300

(1)	Any outstanding Class C and D shares were automatically converted to Class A shares of the same Portfolio as of the close of business on November 28, 2011. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

SMALL COMPANY INDEX PORTFOLIO			LARGE CAP GROWTH PORTFOLIO			LARGE CAP EQUITY PORTFOLIO			EQUITY INDEX PORTFOLIO
2012	2011		2012	2011		2012	2011		2012	2011

$629	$802		$32	$29		$15	$79		$8,192	$13,087
288	3,021		1,758	11,966		145	1,292		(16,419)	(1,838)
2,312	(2,539)		4,747	(3,441)		48	(1,121)		61,192	37,555
3,229	1,284		6,537	8,554		208	250		52,965	48,804

(4,865)	9,565		22,018	(29,548)		(537)	(6,205)		(117,549)	187,471
–	–	(1)	–	(80	)(1)	–	–	(1)	–	(1,376	)(1)
–	(99	)(1)	–	(60	)(1)	–	(79	)(1)	–	(1,656	)(1)
(4,865)	9,466		22,018	(29,688)		(537)	(6,284)		(117,549)	184,439

(700)	(744)		–	(180)		(68)	(94)		(8,189)	(12,629)
(700)	(744)		–	(180)		(68)	(94)		(8,189)	(12,629)

–	–		–	–		–	–		–	(26)
–	–		–	–		–	–		–	(26)

–	(1)		–	–		–	(1)		–	(20)
–	(1)		–	–		–	(1)		–	(20)
(2,336)	10,005		28,555	(21,314)		(397)	(6,129)		(72,773)	220,568

71,803	61,798		68,817	90,131		2,679	8,808		771,355	550,787
$69,467	$71,803		$97,372	$68,817		$2,282	$2,679		$698,582	$771,355
$599	$670		$28	$(4)		$(35)	$18		$708	$705

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY PORTFOLIO					CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008	2007
Net Asset Value, Beginning of Period	$8.64		$9.08		$9.11	$6.91	$15.02	$12.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.18		0.13	0.14	0.23	0.17
Net realized and unrealized gains (losses)	(0.64)		(0.47)		–	2.31	(5.94)	2.46
Total from Investment Operations	(0.51)		(0.29)		0.13	2.45	(5.71)	2.63
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.18)		(0.15)		(0.16)	(0.25)	(0.20)	(0.13)
From net realized gains	–		–		–	–	(2.20)	(0.39)
Total Distributions Paid	(0.18)		(0.15)		(0.16)	(0.25)	(2.40)	(0.52)
Net Asset Value, End of Period	$7.95		$8.64		$9.08	$9.11	$6.91	$15.02
Total Return(3)	(5.98)%		(3.34)%		1.50%	36.78%	(44.80)%	21.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$118,268		$137,565		$173,801	$178,417	$122,311	$258,359
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	1.06	%(5)	1.06	%(5)	1.06%	1.06%	1.06%	1.06%
Expenses, before waivers, reimbursements and credits	1.25%		1.22%		1.21%	1.23%	1.21%	1.19%
Net investment income, net of waivers, reimbursements and credits	2.68	%(5)	1.72	%(5)	1.42%	1.91%	2.01%	1.23%
Net investment income, before waivers, reimbursements and credits	2.49%		1.56%		1.27%	1.74%	1.86%	1.10%
Portfolio Turnover Rate	7.97%		37.54%		47.29%	60.07%	75.41%	87.63%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $1,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008(1)	2007(1)
Net Asset Value, Beginning of Period	$7.66		$8.10		$8.21	$6.61	$15.73	$15.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.20		0.18	0.19	0.31	0.36
Net realized and unrealized gains (losses)	(0.58)		(0.46)		(0.15)	2.02	(6.50)	1.94
Total from Investment Operations	(0.42)		(0.26)		0.03	2.21	(6.19)	2.30
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.20)		(0.18)		(0.14)	(0.24)	(0.49)	(0.46)
From net realized gains	–		–		–	(0.37)	(2.44)	(1.65)
Total Distributions Paid	(0.20)		(0.18)		(0.14)	(0.61)	(2.93)	(2.11)
Net Asset Value, End of Period	$7.04		$7.66		$8.10	$8.21	$6.61	$15.73
Total Return(3)	(5.60)%		(3.40)%		0.40%	36.57%	(47.77)%	16.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$240,179		$255,777		$168,208	$181,004	$67,131	$134,611
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.27	%(5)	0.41	%(5)(6)	0.41%	0.41%	0.41%	0.41%
Expenses, before waivers, reimbursements and credits	0.55%		0.56	%(6)	0.57%	0.62%	0.61%	0.57%
Net investment income, net of waivers, reimbursements and credits	4.03	%(5)	2.80	%(5)	2.30%	2.66%	2.96%	2.42%
Net investment income, before waivers, reimbursements and credits	3.75%		2.65%		2.14%	2.45%	2.76%	2.26%
Portfolio Turnover Rate	9.17%		19.71%		35.89%	35.06%	43.61%	73.12%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $1,000 and $2,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Expense ratios, net of waivers, reimbursements and credits and before waivers, reimbursements and credits, would have been 0.41% and 0.56%, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SMALL COMPANY INDEX PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.57		$16.32		$13.01	$10.63	$17.20	$17.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.18		0.19	0.16	0.25	0.20
Net realized and unrealized gains (losses)	0.53		0.26		3.28	2.43	(6.60)	(0.39)
Total from Investment Operations	0.68		0.44		3.47	2.59	(6.35)	(0.19)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.19)		(0.16)	(0.21)	(0.22)	(0.13)
Total Distributions Paid	(0.16)		(0.19)		(0.16)	(0.21)	(0.22)	(0.13)
Net Asset Value, End of Period	$17.09		$16.57		$16.32	$13.01	$10.63	$17.20
Total Return(1)	4.16%		2.65%		26.89%	24.87%	(37.38)%	(1.05)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$69,467		$71,803		$61,695	$54,495	$46,072	$83,426
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.18	%(3)	0.31	%(3)	0.31%	0.31%	0.31%	0.31%
Expenses, before waivers, reimbursements and credits	0.60%		0.53%		0.63%	0.69%	0.70%	0.54%
Net investment income, net of waivers, reimbursements and credits	1.69	%(3)	1.11	%(3)	1.24%	1.51%	1.55%	1.36%
Net investment income, before waivers, reimbursements and credits	1.27%		0.89%		0.92%	1.13%	1.16%	1.13%
Portfolio Turnover Rate	3.59%		18.23%		27.07%	30.51%	47.00%	37.40%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $1,000 and $3,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

LARGE CAP GROWTH PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008(1)	2007(1)
Net Asset Value, Beginning of Period	$13.99		$13.13		$11.65	$9.35	$15.53	$13.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		—	(2)	0.03	0.06	0.06	0.08
Net realized and unrealized gains (losses)	0.84		0.89		1.50	2.31	(6.15)	2.19
Total from Investment Operations	0.85		0.89		1.53	2.37	(6.09)	2.27
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.03)		(0.05)	(0.07)	(0.09)	(0.07)
Total Distributions Paid	–		(0.03)		(0.05)	(0.07)	(0.09)	(0.07)
Net Asset Value, End of Period	$14.84		$13.99		$13.13	$11.65	$9.35	$15.53
Total Return(3)	6.08%		6.75%		13.22%	25.51%	(39.45)%	17.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$97,372		$68,817		$89,993	$59,444	$52,578	$97,501
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.86	%(5)	0.86	%(5)	0.86%	0.86%	0.86%	0.86%
Expenses, before waivers, reimbursements and credits	1.08%		1.07%		1.12%	1.17%	1.11%	1.06%
Net investment income, net of waivers, reimbursements and credits	0.06	%(5)	0.03	%(5)	0.22%	0.62%	0.46%	0.57%
Net investment income (loss), before waivers, reimbursements and credits	(0.16)%		(0.18)%		(0.04)%	0.31%	0.21%	0.37%
Portfolio Turnover Rate	28.98%		49.54%		76.32%	217.54%	242.18%	146.66%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Per share amount from net investment income was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $2,000 and $3,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

LARGE CAP EQUITY PORTFOLIO	CLASS A
Selected per share data	2012(1)		2011(1)		2010(1)	2009(1)	2008		2007(1)
Net Asset Value, Beginning of Period	$6.51		$6.30		$5.93	$4.53	$8.02		$8.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.05		0.06	0.07	0.07		0.09
Net realized and unrealized gains (losses)	0.47		0.23		0.47	1.41	(2.99)		0.44
Total from Investment Operations	0.54		0.28		0.53	1.48	(2.92)		0.53
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.07)		(0.16)	(0.08)	(0.07)		(0.07)
From net realized gains	–		–		–	–	(0.50)		(0.53)
Total Distributions Paid	(0.19)		(0.07)		(0.16)	(0.08)	(0.57)		(0.60)
Net Asset Value, End of Period	$6.86		$6.51		$6.30	$5.93	$4.53		$8.02
Total Return(2)	8.61%		4.39%		9.20%	33.31%	(39.04)%		6.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,282		$2,679		$8,728	$11,731	$40,922		$59,875
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.80	%(4)	0.76	%(4)	0.76%	0.76%	0.77	%(5)	0.76%
Expenses, before waivers, reimbursements and credits	6.03%		2.01%		2.02%	1.47%	1.14	%(5)	1.07%
Net investment income, net of waivers, reimbursements and credits	1.23	%(4)	0.97	%(4)	0.92%	1.57%	1.31%		1.09%
Net investment income (loss), before waivers, reimbursements and credits	(4.00)%		(0.28)%		(0.34)%	0.86%	0.94%		0.78%
Portfolio Turnover Rate	28.81%		67.02%		70.25%	79.03%	117.55%		89.01%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Expense ratios, net of waivers, reimbursements and credits and before waivers, reimbursements and credits, for the year would have been 0.76% and 1.15%, respectively, for Class A, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008(1)	2007
Net Asset Value, Beginning of Period	$12.39		$11.74		$10.88	$9.51	$17.29	$17.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.23		0.20	0.22	0.28	0.29
Net realized and unrealized gains (losses)	0.62		0.66		0.86	1.98	(6.26)	0.95
Total from Investment Operations	0.76		0.89		1.06	2.20	(5.98)	1.24
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.24)		(0.20)	(0.22)	(0.28)	(0.29)
From net realized gains	–		–		–	(0.61)	(1.52)	(0.83)
Total Distributions Paid	(0.14)		(0.24)		(0.20)	(0.83)	(1.80)	(1.12)
Net Asset Value, End of Period	$13.01		$12.39		$11.74	$10.88	$9.51	$17.29
Total Return(2)	6.13%		7.63%		9.83%	25.44%	(38.22)%	7.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$698,582		$771,355		$547,833	$455,354	$410,534	$761,863
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.12	%(4)	0.21	%(4)	0.21%	0.21%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.24%		0.24%		0.25%	0.25%	0.25%	0.25%
Net investment income, net of waivers, reimbursements and credits	2.03	%(4)	2.03	%(4)	1.81%	2.34%	2.07%	1.74%
Net investment income, before waivers, reimbursements and credits	1.91%		2.00%		1.77%	2.30%	2.03%	1.70%
Portfolio Turnover Rate	2.62%		3.65%		15.44%	20.10%	15.88%	43.91%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $7,000 and $17,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4%

Australia – 1.6%

Alumina Ltd.	828,143	$791
Woodside Petroleum Ltd.	36,767	1,148
		1,939

Belgium – 2.1%
Anheuser-Busch InBev N.V.	37,647	2,548

Brazil – 2.9%

Petroleo Brasileiro S.A. ADR	69,170	1,353

Vale S.A. ADR †	112,609	2,062
		3,415

China – 1.6%
Bank of China Ltd., Class H *	4,939,400	1,899

Denmark – 1.0%
Novo-Nordisk A/S, Class B	8,851	1,181

France – 8.0%

BNP Paribas S.A. †	34,404	1,097

Bouygues S.A. †	76,793	1,863

Danone S.A.	31,047	1,993

Societe Generale S.A. *	50,123	1,010

Total S.A.	52,702	2,280

Wendel S.A. †*	17,924	1,180
		9,423

Germany – 11.9%

Adidas A.G.	18,994	1,416

Allianz S.E. (Registered)	16,064	1,456

Bayer A.G. (Registered)	18,693	1,184

Deutsche Bank A.G. (Registered)	43,346	1,564

E.ON A.G.	18,546	339

GEA Group A.G.	60,232	1,533

Infineon Technologies A.G.	179,310	1,419

SAP A.G.	50,238	2,883

Siemens A.G. (Registered)	27,445	2,261
		14,055

Hong Kong – 0.7%
AIA Group Ltd.	255,000	830

Ireland – 1.6%
WPP PLC	159,656	1,907

Japan – 12.2%

Canon, Inc.	53,719	2,141

Kansai Electric Power (The) Co., Inc.	57,800	835

Kawasaki Heavy Industries Ltd.	434,700	1,145

Kubota Corp.	152,300	1,298

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

Japan – 12.2% – continued

Mitsubishi UFJ Financial Group, Inc.	585,990	$2,523

Mitsui & Co. Ltd.	117,700	1,649

NTT DoCoMo, Inc.	1,047	1,669

Shimano, Inc.	23,628	1,432

Tokio Marine Holdings, Inc.	79,000	1,723
		14,415

Netherlands – 6.8%

ArcelorMittal	132,252	1,845

ASML Holding N.V.	34,154	1,571

Koninklijke Vopak N.V.	30,973	1,832

Royal Dutch Shell PLC, Class B	86,699	2,796
		8,044

Norway – 0.6%
TGS Nopec Geophysical Co. ASA †	29,751	745

Portugal – 1.5%
Jeronimo Martins SGPS S.A.	97,686	1,738

Singapore – 2.3%

DBS Group Holdings Ltd.	173,773	1,777

Sakari Resources Ltd.	841,000	938
		2,715

South Korea – 3.6%

Hyundai Motor Co.	13,796	2,848

Samsung Electronics Co. Ltd.	1,375	1,408
		4,256

Spain – 1.0%
Banco Santander S.A.	218,415	1,162

Sweden – 2.5%

Husqvarna AB, Class B †	332,740	1,553

Telefonaktiebolaget LM Ericsson, Class B	168,424	1,428
		2,981

Switzerland – 9.2%

ABB Ltd. (Registered)	35,982	567

Credit Suisse Group A.G. (Registered)	62,678	1,198

Givaudan S.A. (Registered) *	1,376	1,280

Novartis A.G. (Registered)	47,873	2,494

Roche Holding A.G. (Genusschein)	15,067	2,362

Syngenta A.G. (Registered)	3,838	1,237

Xstrata PLC	118,878	1,706
		10,844

United Kingdom – 19.1%

BAE Systems PLC	189,785	801

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% – continued

United Kingdom – 19.1% – continued

Barclays PLC	877,241	$2,412

BP PLC	148,397	902

Compass Group PLC	235,115	2,306

GlaxoSmithKline PLC	101,051	2,243

Man Group PLC	1,147,993	1,292

Pearson PLC	127,124	2,229

Prudential PLC	227,736	2,395

Rolls-Royce Holdings PLC *	73,786	939

Standard Chartered PLC	105,327	2,136

Vodafone Group PLC	1,152,512	3,087

Weir Group (The) PLC †	78,307	1,874
		22,616

United States – 4.2%

Mead Johnson Nutrition Co.	23,733	1,916

Schlumberger Ltd.	28,931	1,830

Virgin Media, Inc. †	54,489	1,200
		4,946
Total Common Stocks (1)
(Cost $114,394)		111,659

PREFERRED STOCKS – 3.9%

Brazil – 1.8%
Itau Unibanco Holding S.A. ADR	152,044	2,200

Germany – 2.1%

Volkswagen A.G. †	15,277	2,444
Total Preferred Stocks (1)
(Cost $6,104)		4,644

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 13.4%

Northern Institutional Funds –Diversified Assets Portfolio (2)(3)	1,664,071	$1,664

Northern Institutional Funds – Liquid Assets Portfolio (2)(4)(5)	14,173,496	14,174
Total Investment Companies
(Cost $15,838)		15,838

Total Investments – 111.7%
(Cost $136,336)		132,141

Liabilities less Other Assets – (11.7)%		(13,873)
NET ASSETS – 100.0%		$118,268

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $868,000 with net purchases of approximately $796,000 during the six months ended May 31, 2012.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,785,000 with net purchases of approximately $10,389,000 during the six months ended May 31, 2012.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2012, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.9%
Consumer Staples	7.0
Energy	10.3
Financials	23.9
Health Care	8.2
Industrials	13.6
Information Technology	9.3
Materials	7.7
Telecommunication Services	4.1
Utilities	1.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

At May 31, 2012, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.5%
British Pound	24.9
Japanese Yen	12.4
United States Dollar	9.1
Swiss Franc	7.9
All other currencies less than 5%	14.2

Total	100.0%

At May 31, 2012, the International Equity Portfolio had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	25	United States Dollar	24	6/1/12	$–	*
British Pound	392	United States Dollar	604	6/1/12	–	*
Danish Krone	109	United States Dollar	18	6/1/12	–	*
Euro	652	United States Dollar	806	6/1/12	1
Hong Kong Dollar	336	United States Dollar	43	6/1/12	–	*
Japanese Yen	15,995	United States Dollar	204	6/1/12	–	*
Norwegian Krone	55	United States Dollar	9	6/1/12	–	*
Singapore Dollar	119	United States Dollar	92	6/1/12	–	*
Swedish Krona	644	United States Dollar	89	6/1/12	–	*
Swiss Franc	214	United States Dollar	221	6/1/12	–	*

Total					$1

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on May 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$1,200	$13,690		$–	$14,890
Consumer Staples	1,916	6,279		–	8,195
Energy	3,183	8,810		–	11,993
Financials	–	25,654		–	25,654
Health Care	–	9,464		–	9,464
Industrials	–	15,762		–	15,762
Information Technology	–	10,850		–	10,850
Materials	2,062	6,859		–	8,921
Telecommunication Services	–	4,756		–	4,756
Utilities	–	1,174		–	1,174
Preferred Stocks
Consumer Discretionary	–	2,444		–	2,444
Financials	2,200	–		–	2,200
Investment Companies	15,838	–		–	15,838
Total Investments	$26,399	$105,742		$–	$132,141

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$–	$1		$–	$1
Liabilities
Foreign Currency
Exchange Contracts	–	–	*	–	–
Total Other Financial Instruments	$–	$1		$–	$1

*	Amount rounds to less than one thousand.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Australia – 8.5%

AGL Energy Ltd.	12,064	$178

Alumina Ltd.	68,680	66

Amcor Ltd.	31,294	228

AMP Ltd.	73,421	277

APA Group	16,204	79

Asciano Ltd.	27,042	119

ASX Ltd. †	4,808	138

Australia & New Zealand Banking Group Ltd.	70,013	1,427

Bendigo and Adelaide Bank Ltd. †	9,178	65

BGP Holdings PLC – (Fractional Shares) *	104,706	–

BHP Billiton Ltd.	84,189	2,590

Boral Ltd. †	20,790	71

Brambles Ltd.	37,928	246

Caltex Australia Ltd. †	3,825	51

Campbell Brothers Ltd.	1,878	106

Centro Retail Australia *	31,398	58

CFS Retail Property Trust	52,843	97

Coca-Cola Amatil Ltd.	14,703	184

Cochlear Ltd. †	1,564	95

Commonwealth Bank of Australia	41,381	1,989

Computershare Ltd.	12,319	93

Crown Ltd.	9,729	80

CSL Ltd.	13,515	495

Dexus Property Group	115,033	105

Echo Entertainment Group Ltd. †	15,670	67

Fairfax Media Ltd. †	58,106	38

Fortescue Metals Group Ltd. †	35,762	161

Goodman Group	40,922	135

GPT Group	36,068	114

Harvey Norman Holdings Ltd. †	13,417	26

Iluka Resources Ltd. †	10,833	140

Incitec Pivot Ltd.	44,301	122

Insurance Australia Group Ltd.	53,566	174

Leighton Holdings Ltd. †	4,223	73

Lend Lease Group †	15,091	108

Lynas Corp. Ltd. †*	47,588	48

Macquarie Group Ltd.	8,519	224

Metcash Ltd.	21,624	80

Mirvac Group	95,015	114

National Australia Bank Ltd.	58,483	1,282

Newcrest Mining Ltd.	19,907	482

Orica Ltd.	9,386	226

Origin Energy Ltd.	28,111	352

OZ Minerals Ltd.	8,561	73

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Australia – 8.5% – continued

Qantas Airways Ltd. *	29,501	$43

QBE Insurance Group Ltd.	30,142	363

QR National Ltd.	46,518	154

Ramsay Health Care Ltd.	3,462	73

Rio Tinto Ltd. †	11,266	623

Santos Ltd.	24,244	283

Sims Metal Management Ltd. †	4,406	47

Sonic Healthcare Ltd.	9,403	112

SP AusNet	39,718	39

SP AusNet *	5,958	6

Stockland	59,732	185

Suncorp Group Ltd.	33,235	251

Sydney Airport	9,096	26

TABCORP Holdings Ltd.	19,812	56

Tatts Group Ltd.	33,638	86

Telstra Corp. Ltd.	113,791	393

Toll Holdings Ltd. †	19,086	85

Transurban Group	33,637	185

Wesfarmers Ltd.	26,241	746

Westfield Group	57,168	506

Westfield Retail Trust	74,514	197

Westpac Banking Corp.	79,824	1,580

Whitehaven Coal Ltd.	12,066	47

Woodside Petroleum Ltd.	16,700	521

Woolworths Ltd.	32,061	825

WorleyParsons Ltd.	5,234	130
		20,438

Austria – 0.3%

Andritz A.G.	1,809	96

Erste Group Bank A.G. *	5,655	99

IMMOFINANZ A.G. *	22,543	64

OMV A.G.	3,670	100

Raiffeisen Bank International A.G.	1,268	35

Telekom Austria A.G.	9,227	85

Verbund A.G.	1,922	45

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	1,070	38

Voestalpine A.G.	2,939	74
		636

Belgium – 1.1%

Ageas	60,268	95

Anheuser-Busch InBev N.V.	21,020	1,423

Belgacom S.A.	4,213	111

Colruyt S.A. †	1,828	74

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Belgium – 1.1% – continued

Delhaize Group S.A.	2,793	$102

Groupe Bruxelles Lambert S.A.	2,230	140

KBC Groep N.V. †	4,455	68

Mobistar S.A.	851	25

Solvay S.A., Class A	1,527	161

Telenet Group Holding N.V.	1,329	54

UCB S.A.	2,812	132

Umicore S.A.	3,110	148
		2,533

Denmark – 1.1%

A.P. Moller – Maersk A/S, Class A	15	89

A.P. Moller – Maersk A/S, Class B	34	212

Carlsberg A/S, Class B	2,745	205

Coloplast A/S, Class B	633	109

Danske Bank A/S *	16,740	223

DSV A/S	5,287	103

Novo Nordisk A/S, Class B	10,625	1,418

Novozymes A/S, Class B	6,288	169

TDC A/S	13,907	88

Tryg A/S †	640	34

William Demant Holding A/S †*	700	62
		2,712

Finland – 0.7%

Elisa OYJ	3,702	72

Fortum OYJ	11,457	209

Kesko OYJ, Class B	1,747	44

Kone OYJ, Class B	4,026	225

Metso OYJ	3,499	115

Neste Oil OYJ †	3,420	32

Nokia OYJ †	97,245	258

Nokian Renkaat OYJ	3,016	114

Orion OYJ, Class B †	2,442	43

Pohjola Bank PLC, Class A	4,125	43

Sampo OYJ, Class A	10,711	248

Stora Enso OYJ, Class R	13,475	74

UPM-Kymmene OYJ	14,353	148

Wartsila OYJ	4,268	141
		1,766

France – 8.6%

Accor S.A. †*	4,033	121

Aeroports de Paris	706	51

Air Liquide S.A.	8,166	886

Alcatel-Lucent †*	63,101	99

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

France – 8.6% – continued

Alstom S.A. †	5,261	$153

ArcelorMittal	24,496	342

Arkema S.A.	1,623	107

AtoS †	1,488	82

AXA S.A. †	45,921	521

BNP Paribas S.A. †	25,169	803

Bouygues S.A. †	5,144	125

Bureau Veritas S.A. †	1,506	130

Cap Gemini S.A.	4,035	136

Carrefour S.A.	14,914	257

Casino Guichard Perrachon S.A.	1,509	127

Christian Dior S.A.	1,403	184

Cie de Saint-Gobain †	10,399	370

Cie Generale de Geophysique-Veritas *	3,354	73

Cie Generale des Establissements Michelin	4,628	273

Cie Generale d’Optique Essilor International S.A.	5,301	454

CNP Assurances *	4,214	46

Credit Agricole S.A. †*	27,090	97

Danone S.A.	15,090	969

Dassault Systemes S.A. †	1,570	143

Edenred	4,406	117

Electricite de France S.A. †	6,541	126

Eurazeo	889	34

Eutelsat Communications S.A.	3,553	93

Fonciere Des Regions	593	38

France Telecom S.A.	48,104	607

GDF Suez †	32,564	647

Gecina S.A.	616	53

Groupe Eurotunnel S.A. (Registered)	15,257	118

ICADE †*	611	47

Iliad S.A. †	598	77

Imerys S.A.	994	48

JCDecaux S.A. †	1,745	37

Klepierre	2,378	74

Lafarge S.A. †	4,759	176

Lagardere S.C.A.	3,309	79

Legrand S.A.	6,042	182

L’Oreal S.A.	6,300	711

LVMH Moet Hennessy Louis Vuitton S.A.	6,634	984

Natixis	24,692	58

Pernod-Ricard S.A. †	5,522	541

Peugeot S.A. *	6,449	64

PPR	1,976	283

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

France – 8.6% – continued

Publicis Groupe S.A. †	3,709	$173

Remy Cointreau S.A.	553	55

Renault S.A.	4,952	208

Rexel S.A.	2,652	47

Safran S.A.	5,955	205

Sanofi	31,551	2,153

Schneider Electric S.A.	13,572	728

SCOR S.E.	4,128	90

SES S.A.	7,298	163

Societe BIC S.A.	716	70

Societe Generale S.A. *	18,158	366

Sodexo	2,574	187

Suez Environnement Co.	7,828	85

Technip S.A.	2,560	235

Thales S.A. †	2,163	64

Total S.A.	55,483	2,401

Unibail-Rodamco S.E.	2,368	393

Vallourec S.A.	2,635	99

Veolia Environnement S.A.	8,714	100

Vinci S.A.	11,747	473

Vivendi S.A.	33,565	543

Wendel S.A. †*	932	61

Zodiac Aerospace	873	85
		20,727

Germany – 7.4%

Adidas A.G.	5,443	406

Allianz S.E. (Registered)	11,884	1,077

Axel Springer A.G. †	1,117	45

BASF S.E.	24,002	1,677

Bayer A.G. (Registered)	21,561	1,365

Bayerische Motoren Werke A.G.	8,619	653

Beiersdorf A.G.	2,602	164

Brenntag A.G.	1,185	134

Celesio A.G.	2,482	34

Commerzbank A.G. †*	94,119	155

Continental A.G.	2,065	172

Daimler A.G. (Registered)	23,630	1,097

Deutsche Bank A.G. (Registered)	24,216	874

Deutsche Boerse A.G.	5,042	241

Deutsche Lufthansa A.G. (Registered)	5,989	63

Deutsche Post A.G. (Registered)	21,915	362

Deutsche Telekom A.G. (Registered) †	73,252	723

E.ON A.G.	46,974	860

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Germany – 7.4% – continued

Fraport A.G. Frankfurt Airport Services Worldwide †	1,047	$53

Fresenius Medical Care A.G. & Co. KGaA	5,485	364

Fresenius S.E. & Co. KGaA	3,237	306

GEA Group A.G.	4,761	121

Hannover Rueckversicherung A.G. (Registered)	1,705	91

HeidelbergCement A.G.	3,591	156

HeidelbergCement A.G. (VVPR) (1)*	83	–

Henkel A.G. & Co. KGaA	3,363	184

Hochtief A.G. †*	695	32

Infineon Technologies A.G.	27,918	221

K+S A.G. (Registered)	4,421	177

Kabel Deutschland Holding A.G. *	2,322	132

Lanxess A.G.	2,266	151

Linde A.G.	4,466	686

MAN S.E. †	1,067	102

Merck KGaA	1,626	151

Metro A.G. †	3,524	101

Muenchener Rueckversicherungs A.G. (Registered)	4,665	579

RWE A.G. †	12,764	467

Salzgitter A.G.	1,147	49

SAP A.G.	24,035	1,379

Siemens A.G. (Registered)	21,493	1,771

Suedzucker A.G.	1,847	56

ThyssenKrupp A.G.	9,813	162

United Internet A.G. (Registered)	2,775	47

Volkswagen A.G.	817	123

Wacker Chemie A.G. †	417	29
		17,792

Greece – 0.1%

Coca Cola Hellenic Bottling Co. S.A. *	5,386	93

OPAP S.A. *	6,294	34
		127

Hong Kong – 3.1%

AIA Group Ltd.	267,198	869

ASM Pacific Technology Ltd. †	5,400	66

Bank of East Asia Ltd. †	33,952	114

BOC Hong Kong Holdings Ltd.	95,608	263

Cathay Pacific Airways Ltd. †	32,506	50

Cheung Kong Holdings Ltd.	35,729	411

Cheung Kong Infrastructure Holdings Ltd.	12,353	68

CLP Holdings Ltd.	47,021	383

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Hong Kong – 3.1% – continued

First Pacific Co. Ltd.	56,909	$59

Foxconn International Holdings Ltd. *	57,127	23

Galaxy Entertainment Group Ltd. †*	37,536	91

Hang Lung Group Ltd. †	22,462	130

Hang Lung Properties Ltd.	57,501	182

Hang Seng Bank Ltd. †	19,779	255

Henderson Land Development Co. Ltd.	25,746	129

Hong Kong & China Gas Co. Ltd.	123,073	289

Hong Kong Exchanges and Clearing Ltd. †	26,303	371

Hopewell Holdings Ltd.	15,000	39

Hutchison Whampoa Ltd.	54,698	449

Hysan Development Co. Ltd.	17,732	70

Kerry Properties Ltd.	20,004	80

Li & Fung Ltd. †	147,618	270

Lifestyle International Holdings Ltd.	11,953	26

Link REIT (The)	58,226	224

MGM China Holdings Ltd.	22,646	36

MTR Corp.	39,629	128

New World Development Co. Ltd.	98,990	106

Noble Group Ltd.	107,326	92

NWS Holdings Ltd.	38,919	57

Orient Overseas International Ltd.	6,000	32

PCCW Ltd.	115,374	42

Power Assets Holdings Ltd.	35,933	251

Sands China Ltd. †	62,613	213

Shangri-La Asia Ltd.	41,574	82

Sino Land Co. Ltd.	81,135	112

SJM Holdings Ltd.	48,889	87

Sun Hung Kai Properties Ltd.	41,048	466

Swire Pacific Ltd., Class A	17,551	189

Wharf Holdings Ltd.	39,466	206

Wheelock & Co. Ltd.	24,021	72

Wing Hang Bank Ltd.	5,308	49

Wynn Macau Ltd. †	42,353	104

Yangzijiang Shipbuilding Holdings Ltd.	55,000	44

Yue Yuen Industrial Holdings Ltd.	20,710	64
		7,343

Ireland – 0.8%

CRH PLC	1,027	18

CRH PLC (Dublin Exchange)	17,645	299

Elan Corp. PLC †*	13,080	184

Experian PLC	26,048	364

Irish Bank Resolution Corp. Ltd. (1)*	6,354	–

James Hardie Industries S.E.	12,271	88

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Ireland – 0.8% – continued

Kerry Group PLC, Class A	4,086	$176

Ryanair Holdings PLC *	3,150	16

Shire PLC	14,599	411

WPP PLC	32,603	389
		1,945

Israel – 0.6%

Bank Hapoalim B.M.	28,841	92

Bank Leumi Le-Israel B.M.	32,234	81

Bezeq The Israeli Telecommunication Corp. Ltd.	48,226	61

Delek Group Ltd.	123	20

Elbit Systems Ltd.	643	21

Israel (The) Corp. Ltd.	64	36

Israel Chemicals Ltd.	12,021	124

Mizrahi Tefahot Bank Ltd. *	3,241	26

NICE Systems Ltd. *	1,590	59

Teva Pharmaceutical Industries Ltd.	24,538	964
		1,484

Italy – 2.0%

Assicurazioni Generali S.p.A.	30,136	308

Atlantia S.p.A.	8,680	108

Autogrill S.p.A.	2,783	24

Banca Monte dei Paschi di Siena S.p.A. *	163,353	41

Banco Popolare Scarl *	49,024	55

Enel Green Power S.p.A.	49,093	65

Enel S.p.A.	171,225	489

ENI S.p.A.	62,760	1,217

Exor S.p.A. *	1,661	36

Fiat Industrial S.p.A.	22,057	223

Fiat S.p.A. *	22,385	106

Finmeccanica S.p.A. *	10,809	36

Intesa Sanpaolo S.p.A. *	260,687	327

Intesa Sanpaolo S.p.A. (RSP) *	26,424	28

Luxottica Group S.p.A.	3,272	106

Mediaset S.p.A.	18,527	29

Mediobanca S.p.A.	14,643	51

Pirelli & C. S.p.A.	6,676	67

Prysmian S.p.A.	4,939	70

Saipem S.p.A.	6,813	266

Snam S.p.A.	41,185	166

Telecom Italia S.p.A.	241,106	199

Telecom Italia S.p.A. (RSP)	164,927	112

Tenaris S.A.	12,222	191

Terna Rete Elettrica Nazionale S.p.A.	33,215	111

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Italy – 2.0% – continued

UniCredit S.p.A. *	105,495	$327

Unione di Banche Italiane S.c.p.A.	22,602	63
		4,821

Japan – 21.6%

ABC-Mart, Inc.	700	26

Advantest Corp.	4,200	57

Aeon Co. Ltd. †	15,400	186

Aeon Credit Service Co. Ltd. †	2,100	34

Aeon Mall Co. Ltd.	1,800	35

Air Water, Inc.	4,000	46

Aisin Seiki Co. Ltd.	4,800	149

Ajinomoto Co., Inc.	17,000	229

Alfresa Holdings Corp.	1,000	48

All Nippon Airways Co. Ltd.	22,000	60

Amada Co. Ltd.	10,000	57

Aozora Bank Ltd.	16,000	34

Asahi Glass Co. Ltd.	26,000	174

Asahi Group Holdings Ltd.	10,000	213

Asahi Kasei Corp.	32,000	172

Asics Corp.	3,900	41

Astellas Pharma, Inc.	11,500	450

Bank of Kyoto (The) Ltd.	8,971	65

Bank of Yokohama (The) Ltd.	31,000	139

Benesse Holdings, Inc.	1,900	85

Bridgestone Corp.	16,900	360

Brother Industries Ltd.	6,500	71

Canon, Inc.	29,600	1,180

Casio Computer Co. Ltd. †	6,800	39

Central Japan Railway Co.	38	309

Chiba Bank (The) Ltd.	21,000	118

Chiyoda Corp.	4,000	47

Chubu Electric Power Co., Inc.	16,600	253

Chugai Pharmaceutical Co. Ltd.	6,100	110

Chugoku Bank (The) Ltd.	5,000	59

Chugoku Electric Power (The) Co., Inc.	7,500	118

Citizen Holdings Co. Ltd.	6,100	35

Coca-Cola West Co. Ltd.	1,600	27

Cosmo Oil Co. Ltd.	15,000	38

Credit Saison Co. Ltd.	4,300	82

Dai Nippon Printing Co. Ltd.	15,000	113

Daicel Corp.	8,000	45

Daido Steel Co. Ltd.	8,000	48

Daihatsu Motor Co. Ltd.	5,000	86

Dai-ichi Life Insurance (The) Co. Ltd.	219	218

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Daiichi Sankyo Co. Ltd.	17,300	$278

Daikin Industries Ltd.	6,400	164

Dainippon Sumitomo Pharma Co. Ltd.	4,000	38

Daito Trust Construction Co. Ltd.	1,900	167

Daiwa House Industry Co. Ltd.	13,000	165

Daiwa Securities Group, Inc.	45,000	141

Dena Co. Ltd. †	2,700	56

Denki Kagaku Kogyo Kabushiki Kaisha	13,000	43

Denso Corp.	12,600	378

Dentsu, Inc.	4,600	129

East Japan Railway Co.	8,790	522

Eisai Co. Ltd.	6,500	265

Electric Power Development Co. Ltd.	3,100	80

FamilyMart Co. Ltd.	1,500	68

FANUC Corp.	5,000	860

Fast Retailing Co. Ltd.	1,400	311

Fuji Electric Co. Ltd.	15,000	35

Fuji Heavy Industries Ltd.	16,000	122

FUJIFILM Holdings Corp.	11,900	222

Fujitsu Ltd.	48,000	209

Fukuoka Financial Group, Inc.	22,000	81

Furukawa Electric Co. Ltd.	19,000	40

Gree, Inc. †	2,462	39

GS Yuasa Corp. †	9,000	38

Gunma Bank (The) Ltd.	10,000	44

Hachijuni Bank (The) Ltd.	10,872	52

Hakuhodo DY Holdings, Inc.	570	36

Hamamatsu Photonics K.K.	1,791	62

Hankyu Hanshin Holdings, Inc.	29,000	140

Hino Motors Ltd.	7,000	46

Hirose Electric Co. Ltd.	700	64

Hisamitsu Pharmaceutical Co., Inc.	1,700	75

Hitachi Chemical Co. Ltd.	2,700	43

Hitachi Construction Machinery Co. Ltd. †	3,000	57

Hitachi High-Technologies Corp.	1,600	35

Hitachi Ltd.	118,000	673

Hitachi Metals Ltd.	4,000	46

Hokkaido Electric Power Co., Inc.	5,200	65

Hokuriku Electric Power Co.	4,500	70

Honda Motor Co. Ltd.	42,500	1,351

Hoya Corp.	11,200	240

Ibiden Co. Ltd.	3,200	56

Idemitsu Kosan Co. Ltd.	600	54

IHI Corp.	31,000	63

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

INPEX Corp.	57	$328

Isetan Mitsukoshi Holdings Ltd.	8,660	87

Isuzu Motors Ltd.	30,000	160

ITOCHU Corp.	39,100	427

Itochu Techno-Solutions Corp.	700	32

Iyo Bank (The) Ltd.	7,000	53

J. Front Retailing Co. Ltd.	12,800	60

Japan Petroleum Exploration Co.	800	31

Japan Prime Realty Investment Corp.	20	57

Japan Real Estate Investment Corp.	15	132

Japan Retail Fund Investment Corp.	53	83

Japan Steel Works (The) Ltd. †	9,000	47

Japan Tobacco, Inc.	118	658

JFE Holdings, Inc.	11,900	192

JGC Corp.	5,000	137

Joyo Bank (The) Ltd.	18,000	74

JS Group Corp.	7,200	132

JSR Corp.	5,100	88

JTEKT Corp.	6,400	62

Jupiter Telecommunications Co. Ltd.	52	53

JX Holdings, Inc.	57,827	293

Kajima Corp.	22,000	57

Kamigumi Co. Ltd.	7,000	54

Kaneka Corp.	7,000	38

Kansai Electric Power (The) Co., Inc.	19,500	282

Kansai Paint Co. Ltd.	6,000	57

Kao Corp.	13,700	353

Kawasaki Heavy Industries Ltd.	39,000	103

Kawasaki Kisen Kaisha Ltd. †*	19,000	35

KDDI Corp.	70	432

Keikyu Corp.	13,000	113

Keio Corp.	16,000	110

Keisei Electric Railway Co. Ltd.	7,000	54

Keyence Corp.	1,143	258

Kikkoman Corp.	4,000	47

Kinden Corp.	4,000	26

Kintetsu Corp. †	44,000	153

Kirin Holdings Co. Ltd.	22,000	252

Kobe Steel Ltd.	69,000	82

Koito Manufacturing Co. Ltd.	3,000	39

Komatsu Ltd.	24,300	580

Konami Corp.	2,500	52

Konica Minolta Holdings, Inc.	12,000	86

Kubota Corp.	28,000	239

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Kuraray Co. Ltd.	9,400	$119

Kurita Water Industries Ltd.	2,900	63

Kyocera Corp.	4,000	329

Kyowa Hakko Kirin Co. Ltd.	7,000	69

Kyushu Electric Power Co., Inc.	10,900	132

Lawson, Inc.	1,600	112

Mabuchi Motor Co. Ltd.	600	23

Makita Corp.	3,100	105

Marubeni Corp.	43,000	274

Marui Group Co. Ltd.	6,300	44

Maruichi Steel Tube Ltd.	1,100	23

Mazda Motor Corp. *	70,000	89

McDonald’s Holdings Co. Japan Ltd. †	1,800	53

Medipal Holdings Corp. †	4,200	53

MEIJI Holdings Co. Ltd.	1,451	60

Miraca Holdings, Inc.	1,436	55

Mitsubishi Chemical Holdings Corp.	34,500	152

Mitsubishi Corp.	36,600	712

Mitsubishi Electric Corp.	50,000	392

Mitsubishi Estate Co. Ltd.	33,000	510

Mitsubishi Gas Chemical Co., Inc.	11,000	64

Mitsubishi Heavy Industries Ltd.	78,000	314

Mitsubishi Logistics Corp.	3,000	29

Mitsubishi Materials Corp.	28,000	76

Mitsubishi Motors Corp. *	106,000	104

Mitsubishi Tanabe Pharma Corp.	6,300	83

Mitsubishi UFJ Financial Group, Inc.	332,430	1,431

Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	63

Mitsui & Co. Ltd.	45,200	633

Mitsui Chemicals, Inc.	23,000	58

Mitsui Fudosan Co. Ltd.	22,000	364

Mitsui O.S.K. Lines Ltd.	28,000	98

Mizuho Financial Group, Inc.	594,971	868

MS&AD Insurance Group Holdings	12,893	197

Murata Manufacturing Co. Ltd.	5,200	269

Nabtesco Corp.	2,492	56

Namco Bandai Holdings, Inc.	5,100	62

NEC Corp. †*	70,000	101

Nexon Co. Ltd. *	2,700	43

NGK Insulators Ltd.	7,000	72

NGK Spark Plug Co. Ltd.	5,000	64

NHK Spring Co. Ltd.	4,000	42

Nidec Corp.	2,800	228

Nikon Corp.	8,800	244

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Nintendo Co. Ltd.	2,800	$324

Nippon Building Fund, Inc.	15	136

Nippon Electric Glass Co. Ltd.	9,000	56

Nippon Express Co. Ltd.	20,000	78

Nippon Meat Packers, Inc.	5,000	60

Nippon Paper Group, Inc. †	2,600	40

Nippon Steel Corp.	132,000	294

Nippon Telegraph & Telephone Corp.	11,426	492

Nippon Yusen K.K.	42,000	112

Nishi-Nippon City Bank (The) Ltd.	20,000	45

Nissan Motor Co. Ltd.	64,700	621

Nisshin Seifun Group, Inc.	5,000	56

Nisshin Steel Co. Ltd.	18,000	22

Nissin Foods Holdings Co. Ltd.	1,500	55

Nitori Holdings Co. Ltd.	850	77

Nitto Denko Corp.	4,300	174

NKSJ Holdings, Inc.	9,620	176

NOK Corp.	2,900	61

Nomura Holdings, Inc.	93,900	308

Nomura Real Estate Holdings, Inc.	2,500	39

Nomura Real Estate Office Fund, Inc.	7	39

Nomura Research Institute Ltd.	2,700	58

NSK Ltd.	12,000	73

NTN Corp.	13,000	42

NTT Data Corp.	35	100

NTT DoCoMo, Inc.	398	635

NTT Urban Development Corp.	30	22

Obayashi Corp.	17,000	66

Odakyu Electric Railway Co. Ltd.	17,000	154

OJI Paper Co. Ltd.	20,000	75

Olympus Corp.	6,000	96

Omron Corp.	5,500	108

Ono Pharmaceutical Co. Ltd.	2,000	113

Oracle Corp. Japan	1,100	40

Oriental Land Co. Ltd.	1,300	142

ORIX Corp.	2,690	231

Osaka Gas Co. Ltd.	48,000	188

Otsuka Corp.	400	32

Otsuka Holdings Co. Ltd.	9,357	294

Panasonic Corp.	57,100	377

Rakuten, Inc.	188	201

Resona Holdings, Inc.	47,400	178

Ricoh Co. Ltd. †	16,000	116

Rinnai Corp.	900	58

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Rohm Co. Ltd.	2,600	$94

Sankyo Co. Ltd.	1,400	67

Sanrio Co. Ltd. †	1,200	39

Santen Pharmaceutical Co. Ltd.	2,100	76

SBI Holdings, Inc.	579	37

Secom Co. Ltd.	5,400	238

Sega Sammy Holdings, Inc.	5,000	89

Seiko Epson Corp. †	3,300	33

Sekisui Chemical Co. Ltd.	12,000	102

Sekisui House Ltd.	13,000	109

Seven & I Holdings Co. Ltd.	19,700	591

Seven Bank Ltd.	15,200	34

Sharp Corp.	27,000	141

Shikoku Electric Power Co., Inc.	4,300	101

Shimadzu Corp.	7,000	58

Shimamura Co. Ltd.	600	68

Shimano, Inc.	1,900	115

Shimizu Corp.	16,000	53

Shin-Etsu Chemical Co. Ltd.	10,700	548

Shinsei Bank Ltd.	37,000	39

Shionogi & Co. Ltd.	8,200	103

Shiseido Co. Ltd.	9,800	154

Shizuoka Bank (The) Ltd.	14,000	136

Showa Denko K.K.	35,000	69

Showa Shell Sekiyu K.K.	4,600	27

SMC Corp.	1,400	229

Softbank Corp.	23,100	719

Sojitz Corp.	32,600	51

Sony Corp.	26,000	344

Sony Financial Holdings, Inc.	4,900	70

Square Enix Holdings Co. Ltd.	1,700	27

Stanley Electric Co. Ltd.	3,800	53

Sumco Corp. †*	3,300	28

Sumitomo Chemical Co. Ltd.	38,000	119

Sumitomo Corp.	29,100	389

Sumitomo Electric Industries Ltd.	19,300	223

Sumitomo Heavy Industries Ltd.	15,000	66

Sumitomo Metal Industries Ltd.	92,000	148

Sumitomo Metal Mining Co. Ltd.	13,000	146

Sumitomo Mitsui Financial Group, Inc.	35,023	1,017

Sumitomo Mitsui Trust Holdings, Inc.	79,270	199

Sumitomo Realty & Development Co. Ltd.	9,000	188

Sumitomo Rubber Industries Ltd.	4,500	54

Suruga Bank Ltd.	5,000	46

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Suzuken Co. Ltd.	1,897	$59

Suzuki Motor Corp.	9,700	201

Sysmex Corp.	1,800	74

T&D Holdings, Inc.	15,700	149

Taiheiyo Cement Corp.	27,000	55

Taisei Corp.	27,000	66

Taisho Pharmaceutical Holdings Co. Ltd.	1,000	74

Taiyo Nippon Sanso Corp.	7,000	42

Takashimaya Co. Ltd.	7,000	49

Takeda Pharmaceutical Co. Ltd.	20,600	859

TDK Corp.	3,100	133

Teijin Ltd.	23,000	68

Terumo Corp.	3,800	136

THK Co. Ltd.	3,200	60

Tobu Railway Co. Ltd.	28,000	137

Toho Co. Ltd.	2,900	46

Toho Gas Co. Ltd.	11,000	62

Tohoku Electric Power Co., Inc. *	12,300	113

Tokio Marine Holdings, Inc.	18,800	410

Tokyo Electric Power (The) Co., Inc. †*	39,700	80

Tokyo Electron Ltd.	4,400	198

Tokyo Gas Co. Ltd.	64,000	303

Tokyu Corp.	31,000	137

Tokyu Land Corp.	11,000	48

TonenGeneral Sekiyu K.K.	8,000	73

Toppan Printing Co. Ltd.	15,000	91

Toray Industries, Inc.	38,000	253

Toshiba Corp.	104,000	389

Tosoh Corp.	13,000	33

TOTO Ltd.	8,000	54

Toyo Seikan Kaisha Ltd.	4,400	50

Toyo Suisan Kaisha Ltd.	2,000	51

Toyoda Gosei Co. Ltd. †	1,900	37

Toyota Boshoku Corp. †	1,600	17

Toyota Industries Corp.	4,000	105

Toyota Motor Corp.	72,100	2,768

Toyota Tsusho Corp.	5,300	97

Trend Micro, Inc.	2,900	79

Tsumura & Co.	1,500	33

Ube Industries Ltd.	29,000	66

Unicharm Corp.	3,100	167

Ushio, Inc.	3,000	33

USS Co. Ltd.	640	65

West Japan Railway Co.	4,200	165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 21.6% – continued

Yahoo Japan Corp.	395	$115

Yakult Honsha Co. Ltd. †	2,500	87

Yamada Denki Co. Ltd.	2,230	112

Yamaguchi Financial Group, Inc.	6,000	48

Yamaha Corp.	4,500	38

Yamaha Motor Co. Ltd.	7,600	75

Yamato Holdings Co. Ltd.	9,500	147

Yamato Kogyo Co. Ltd. †	1,200	32

Yamazaki Baking Co. Ltd.	1,905	26

Yaskawa Electric Corp.	6,000	45

Yokogawa Electric Corp.	5,600	47
		51,857

Netherlands – 2.6%

Aegon N.V.	44,421	189

Akzo Nobel N.V.	6,074	279

ASML Holding N.V.	10,975	505

Corio N.V.	1,641	68

Delta Lloyd N.V.	2,857	35

European Aeronautic Defence and Space Co. N.V. †	10,720	361

Fugro N.V. – CVA	1,876	108

Gemalto N.V.	2,045	131

Heineken Holding N.V.	2,534	103

Heineken N.V.	5,995	287

ING Groep N.V. – CVA *	99,658	583

Koninklijke Ahold N.V.	27,198	320

Koninklijke Boskalis Westminster N.V.	1,851	55

Koninklijke DSM N.V.	3,931	188

Koninklijke KPN N.V. †	37,320	354

Koninklijke Philips Electronics N.V. †	26,260	465

Koninklijke Vopak N.V.	1,956	116

QIAGEN N.V. †*	6,403	103

Randstad Holding N.V.	3,275	89

Reed Elsevier N.V.	17,578	183

SBM Offshore N.V. *	4,644	61

TNT Express N.V.	8,428	94

Unilever N.V. – CVA	42,697	1,347

Wolters Kluwer N.V.	8,326	121
		6,145

New Zealand – 0.1%

Auckland International Airport Ltd.	27,286	53

Contact Energy Ltd. *	8,950	33

Fletcher Building Ltd.	18,920	90

SKYCITY Entertainment Group Ltd.	14,470	39

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

New Zealand – 0.1% – continued

Telecom Corp. of New Zealand Ltd.	53,763	$104
		319

Norway – 0.8%

Aker Solutions ASA	4,493	60

DnB ASA	25,186	229

Gjensidige Forsikring ASA	5,526	59

Norsk Hydro ASA †	25,467	106

Orkla ASA	21,015	142

Seadrill Ltd.	9,405	313

Statoil ASA	29,057	659

Telenor ASA	18,690	274

Yara International ASA	4,807	182
		2,024

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) *	56,501	32

Cimpor Cimentos de Portugal SGPS S.A. *	5,635	39

Energias de Portugal S.A.	46,541	97

Galp Energia SGPS S.A.	6,429	77

Jeronimo Martins SGPS S.A.	6,088	108

Portugal Telecom SGPS S.A. (Registered)	14,810	56
		409

Singapore – 1.8%

Ascendas Real Estate Investment Trust	49,666	79

CapitaLand Ltd.	64,250	126

CapitaMall Trust	60,200	85

CapitaMalls Asia Ltd.	35,940	39

City Developments Ltd.	13,000	100

ComfortDelGro Corp. Ltd.	54,000	61

Cosco Corp. Singapore Ltd. †	25,000	20

DBS Group Holdings Ltd.	46,805	479

Fraser and Neave Ltd.	23,348	116

Genting Singapore PLC †	155,000	180

Global Logistic Properties Ltd. *	51,701	83

Golden Agri-Resources Ltd.	186,105	94

Hutchison Port Holdings Trust	145,000	103

Jardine Cycle & Carriage Ltd.	2,870	94

Keppel Corp. Ltd.	36,150	279

Keppel Land Ltd.	20,862	46

Neptune Orient Lines Ltd. *	24,897	20

Olam International Ltd. †	42,098	54

Oversea-Chinese Banking Corp. Ltd.	65,990	427

SembCorp Industries Ltd.	26,044	97

SembCorp Marine Ltd.	23,400	81

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Singapore – 1.8% – continued

Singapore Airlines Ltd.	14,667	$118

Singapore Exchange Ltd.	20,000	96

Singapore Press Holdings Ltd. †	42,295	124

Singapore Technologies Engineering Ltd.	39,000	89

Singapore Telecommunications Ltd.	207,325	498

StarHub Ltd.	17,000	43

United Overseas Bank Ltd.	32,692	448

UOL Group Ltd.	13,039	44

Wilmar International Ltd.	49,000	139
		4,262

Spain – 2.3%

Abertis Infraestructuras S.A.	8,358	107

Acciona S.A.	664	35

Acerinox S.A. †	2,997	30

ACS Actividades de Construccion y Servicios S.A. †	3,921	65

Amadeus IT Holding S.A., Class A	8,520	157

Banco Bilbao Vizcaya Argentaria S.A.	122,749	704

Banco de Sabadell S.A. †	57,616	95

Banco Popular Espanol S.A. †	29,483	60

Banco Santander S.A.	243,937	1,297

Bankia S.A. †*	23,737	31

CaixaBank †	21,441	54

Distribuidora Internacional de Alimentacion S.A. *	16,294	71

Enagas S.A.	4,267	67

Ferrovial S.A.	10,231	97

Gas Natural SDG S.A.	9,387	102

Grifols S.A. *	3,660	83

Grifols S.A., Class B *	360	6

Iberdrola S.A.	99,818	381

Inditex S.A.	5,677	471

Mapfre S.A.	20,117	39

Red Electrica Corp. S.A.	2,952	109

Repsol YPF S.A.	20,574	309

Telefonica S.A.	106,756	1,186

Zardoya Otis S.A. †	3,871	43
		5,599

Sweden – 3.0%

Alfa Laval AB	9,169	152

Assa Abloy AB, Class B	8,626	224

Atlas Copco AB, Class A	16,197	328

Atlas Copco AB, Class B	11,592	209

Boliden AB	6,801	88

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Sweden – 3.0% – continued

Electrolux AB, Class B †	6,108	$117

Elekta AB, Class B	2,375	114

Getinge AB, Class B	5,442	136

Hennes & Mauritz AB, Class B †	24,839	741

Hexagon AB, Class B †	6,090	109

Holmen AB, Class B †	1,327	34

Husqvarna AB, Class B †	9,794	46

Industrivarden AB, Class C	3,189	39

Investment AB Kinnevik, Class B	5,199	92

Investor AB, Class B	11,651	204

Lundin Petroleum AB *	5,978	106

Millicom International Cellular S.A. SDR	1,609	138

Modern Times Group AB, Class B †	1,284	52

Nordea Bank AB	68,489	510

Ratos AB, Class B †	5,526	49

Sandvik AB	26,152	328

Scania AB, Class B	8,729	139

Securitas AB, Class B	8,257	60

Skandinaviska Enskilda Banken AB, Class A	36,295	202

Skanska AB, Class B †	9,602	128

SKF AB, Class B †	9,999	199

SSAB AB, Class A †	4,641	36

Svenska Cellulosa AB, Class B	15,097	216

Svenska Handelsbanken AB, Class A	12,750	358

Swedbank AB, Class A	21,289	305

Swedish Match AB	5,523	210

Tele2 AB, Class B	8,595	128

Telefonaktiebolaget LM Ericsson, Class B	78,590	666

TeliaSonera AB	56,429	346

Volvo AB, Class B	36,144	409
		7,218

Switzerland – 9.1%

ABB Ltd. (Registered)	57,311	903

Actelion Ltd. (Registered)	2,857	109

Adecco S.A. (Registered)	3,617	141

Aryzta A.G. *	2,113	96

Aryzta A.G. – (Dublin Exchange) *	308	14

Baloise Holding A.G. (Registered)	1,265	78

Banque Cantonale Vaudoise (Registered)	71	36

Barry Callebaut A.G. (Registered) *	50	44

Cie Financiere Richemont S.A., Class A (Bearer)	13,615	779

Credit Suisse Group A.G. (Registered)	30,206	577

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Switzerland –9.1% – continued

GAM Holding A.G.	4,276	$45

Geberit A.G. (Registered) *	952	185

Givaudan S.A. (Registered) *	214	199

Glencore International PLC †	35,830	188

Holcim Ltd. (Registered) †	5,913	316

Julius Baer Group Ltd.	5,299	168

Kuehne + Nagel International A.G. (Registered)	1,386	148

Lindt & Spruengli A.G. (Participation Certificates)	25	73

Lindt & Spruengli A.G. (Registered)	3	104

Lonza Group A.G. (Registered)	1,323	47

Nestle S.A. (Registered)	86,332	4,904

Novartis A.G. (Registered)	60,179	3,135

Pargesa Holding S.A. (Bearer)	703	39

Partners Group Holding A.G.	350	58

Roche Holding A.G. (Genusschein)	18,361	2,879

Schindler Holding A.G. (Participation Certificates)	1,330	148

Schindler Holding A.G. (Registered)	576	64

SGS S.A. (Registered)	141	256

Sika A.G. (Bearer)	57	103

Sonova Holding A.G. (Registered) *	1,333	125

STMicroelectronics N.V. †	17,337	90

Straumann Holding A.G. (Registered) †	225	35

Suzler A.G.	682	82

Swatch Group (The) A.G. (Bearer)	797	308

Swatch Group (The) A.G. (Registered)	1,216	81

Swiss Life Holding A.G. (Registered)	846	68

Swiss Prime Site A.G. (Registered) *	1,215	97

Swiss Re A.G.	9,183	530

Swisscom A.G. (Registered)	598	218

Syngenta A.G. (Registered)	2,470	796

Synthes, Inc. (2)	1,716	280

Transocean Ltd.	9,088	368

UBS A.G. (Registered)	94,906	1,078

Wolseley PLC	7,381	252

Xstrata PLC	54,093	776

Zurich Insurance Group A.G.	3,842	790
		21,810

United Kingdom – 22.0%

3i Group PLC	25,941	70

Aberdeen Asset Management PLC	21,777	82

Admiral Group PLC	5,601	90

Aggreko PLC	6,871	233

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

United Kingdom – 22.0% – continued

AMEC PLC	9,014	$135

Anglo American PLC	34,584	1,059

Antofagasta PLC	10,121	158

ARM Holdings PLC	35,713	279

Associated British Foods PLC	9,705	178

AstraZeneca PLC	33,330	1,346

Aviva PLC	74,887	302

Babcock International Group PLC	9,207	121

BAE Systems PLC	83,981	355

Balfour Beatty PLC	17,085	72

Barclays PLC	302,068	830

BG Group PLC	88,634	1,706

BHP Billiton PLC	55,008	1,442

BP PLC	496,039	3,015

British American Tobacco PLC	51,483	2,424

British Land Co. PLC	23,128	172

British Sky Broadcasting Group PLC	29,119	309

BT Group PLC	202,683	645

Bunzl PLC	8,490	134

Burberry Group PLC	11,367	240

Capita PLC	16,821	160

Capital Shopping Centres Group PLC	15,674	75

Carnival PLC	4,681	151

Centrica PLC	135,384	649

Cobham PLC	28,984	100

Compass Group PLC	49,119	482

Croda International PLC	3,442	119

Diageo PLC	65,519	1,562

Eurasian Natural Resources Corp. PLC	6,834	45

Evraz PLC *	8,166	37

Fresnillo PLC	4,843	101

G4S PLC	38,525	164

GKN PLC	42,271	120

GlaxoSmithKline PLC	132,057	2,931

Hammerson PLC	17,796	115

HSBC Holdings PLC	470,713	3,718

ICAP PLC	15,401	81

IMI PLC	7,983	109

Imperial Tobacco Group PLC	26,102	943

Inmarsat PLC	12,469	83

InterContinental Hotels Group PLC	7,923	187

International Consolidated Airlines Group S.A. *	24,647	54

International Power PLC	40,033	255

Intertek Group PLC	4,075	167

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

United Kingdom – 22.0% – continued

Invensys PLC	22,399	$76

Investec PLC	14,944	77

ITV PLC	101,329	114

J. Sainsbury PLC	33,377	149

Johnson Matthey PLC	5,476	184

Kazakhmys PLC	5,881	61

Kingfisher PLC	60,940	266

Land Securities Group PLC	19,871	218

Legal & General Group PLC	151,826	260

Lloyds Banking Group PLC *	1,074,505	424

London Stock Exchange Group PLC	3,874	60

Lonmin PLC †	4,343	47

Man Group PLC	51,242	58

Marks & Spencer Group PLC	41,287	212

Meggitt PLC	19,376	113

National Grid PLC	93,529	937

Next PLC	4,370	205

Old Mutual PLC	127,052	279

Pearson PLC	21,190	372

Petrofac Ltd.	6,675	159

Prudential PLC	66,334	698

Randgold Resources Ltd.	2,260	180

Reckitt Benckiser Group PLC	17,237	916

Reed Elsevier PLC	31,290	231

Resolution Ltd.	34,268	102

Rexam PLC	24,100	150

Rio Tinto PLC	35,086	1,513

Rolls-Royce Holdings PLC *	48,960	623

Royal Bank of Scotland Group PLC *	535,015	166

Royal Dutch Shell PLC, Class A	96,022	2,987

Royal Dutch Shell PLC, Class B	69,704	2,248

RSA Insurance Group PLC	96,250	147

SABMiller PLC	24,992	925

Sage Group (The) PLC	32,608	129

Schroders PLC	3,233	60

Segro PLC	20,109	67

Serco Group PLC	12,259	100

Severn Trent PLC	6,479	173

Smith & Nephew PLC	23,022	216

Smiths Group PLC	9,889	152

SSE PLC	24,482	499

Standard Chartered PLC	62,154	1,260

Standard Life PLC	59,616	189

Subsea 7 S.A. †*	7,116	141

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

United Kingdom – 22.0% – continued

Tate & Lyle PLC	12,751	$132

TESCO PLC	209,737	978

TUI Travel PLC	13,465	34

Tullow Oil PLC	23,557	522

Unilever PLC	33,528	1,060

United Utilities Group PLC	17,494	178

Vedanta Resources PLC	3,176	46

Vodafone Group PLC	1,302,323	3,488

Weir Group (The) PLC †	5,719	137

Whitbread PLC	4,872	140

WM Morrison Supermarkets PLC	62,332	265
		52,928
Total Common Stocks (3)
(Cost $259,298)		234,895

PREFERRED STOCKS – 0.6%

Germany – 0.6%

Bayerische Motoren Werke A.G.	1,455	75

Henkel A.G. & Co. KGaA	4,627	302

Hugo Boss A.G.	526	51

Porsche Automobil Holding S.E.	3,949	202

ProSiebenSat.1 Media A.G. †	2,140	45

RWE A.G. (Non Voting)	1,091	36

Volkswagen A.G. †	3,774	604
		1,315
Total Preferred Stocks (3)
(Cost $1,229)		1,315

RIGHTS – 0.0%

Australia – 0.0%

AGL Energy Ltd.	2,243	25

Austria – 0.0%

Immoeast A.G. (4)†*	5,669	–

Immoeast A.G. (4)*	4,355	–
		–

France – 0.0%

Eurazeo *	15	–

Eurazeo *	7	–
		–

Spain – 0.0%

CaixaBank *	21,441	1

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0% – continued

Spain – 0.0% – continued

Gas Natural SDG S.A. *	9,387	$6
		7
Total Rights (3)
(Cost $25)		32

INVESTMENT COMPANIES – 6.6%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	1,232,864	1,233

Northern Institutional Funds – Liquid Assets Portfolio (5)(7)(8)	14,646,537	14,646
Total Investment Companies
(Cost $15,879)		15,879

Total Investments – 105.0%
(Cost $276,431)		252,121

Liabilities less Other Assets – (5.0)%		(11,942)
NET ASSETS – 100.0%		$240,179

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Security has been deemed worthless.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $839,000 with net purchases of approximately $394,000 during the six months ended May 31, 2012.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $13,050,000 with net purchases of approximately $1,596,000 during the six months ended May 31, 2012.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

At May 31, 2012, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	50	$1,301	Long	6/12	$(19)
FTSE 100 Index (British Pound)	14	1,141	Long	6/12	(3)
Hang Seng Index (Hong Kong Dollar)	2	239	Long	6/12	2
SGX NIKKEI 225 (Japanese Yen)	17	926	Long	6/12	(6)
SPI 200 (Australian Dollar)	5	496	Long	6/12	(1)

Total					$(27)

At May 31, 2012, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	12.0
Energy	8.3
Financials	21.7
Health Care	10.1
Industrials	12.8
Information Technology	4.6
Materials	9.9
Telecommunication Services	5.5
Utilities	4.3

Total	100.0%

At May 31, 2012, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	26.5%
British Pound	23.3
Japanese Yen	22.0
Australian Dollar	8.7
Swiss Franc	8.7
All other currencies less than 5%	10.8

Total	100.0%

At May 31, 2012, the International Equity Index Portfolio had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	35	Australian Dollar	36	6/1/12	$–*
United States Dollar	30	Euro	24	6/4/12	–*
Australian Dollar	535	United States Dollar	550	6/20/12	30
Australian Dollar	905	United States Dollar	900	6/20/12	20
Australian Dollar	166	United States Dollar	170	6/20/12	9
Australian Dollar	196	United States Dollar	190	6/20/12	–*
British Pound	1,373	United States Dollar	2,200	6/20/12	83
British Pound	900	United States Dollar	1,430	6/20/12	44
British Pound	275	United States Dollar	440	6/20/12	16
British Pound	265	United States Dollar	420	6/20/12	11
British Pound	394	United States Dollar	610	6/20/12	3
Euro	1,294	United States Dollar	1,700	6/20/12	100
Euro	549	United States Dollar	730	6/20/12	51
Euro	1,253	United States Dollar	1,600	6/20/12	50
Euro	427	United States Dollar	570	6/20/12	42
Euro	53	United States Dollar	70	6/20/12	4
Euro	476	United States Dollar	590	6/20/12	1
Hong Kong Dollar	1,474	United States Dollar	190	6/20/12	–*
Hong Kong Dollar	543	United States Dollar	70	6/20/12	–*
Hong Kong Dollar	2,097	United States Dollar	270	6/20/12	–*
Japanese Yen	52,569	United States Dollar	670	6/20/12	(1)
Japanese Yen	28,785	United States Dollar	350	6/20/12	(17)
Japanese Yen	36,397	United States Dollar	440	6/20/12	(25)
Japanese Yen	49,701	United States Dollar	600	6/20/12	(34)
Japanese Yen	110,944	United States Dollar	1,380	6/20/12	(36)
Japanese Yen	165,768	United States Dollar	2,070	6/20/12	(46)
Singapore Dollar	202	United States Dollar	160	6/20/12	4
Singapore Dollar	137	United States Dollar	110	6/20/12	3
Singapore Dollar	75	United States Dollar	60	6/20/12	1
Swedish Krona	1,355	United States Dollar	200	6/20/12	14

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Swedish Krona	804	United States Dollar	120	6/20/12	$10
Swedish Krona	531	United States Dollar	80	6/20/12	7
Swedish Krona	1,287	United States Dollar	180	6/20/12	3
Swiss Franc	494	United States Dollar	540	6/20/12	32
Swiss Franc	611	United States Dollar	650	6/20/12	20
Swiss Franc	153	United States Dollar	170	6/20/12	12
Swiss Franc	127	United States Dollar	140	6/20/12	9
Swiss Franc	213	United States Dollar	220	6/20/12	–	*
United States Dollar	80	Australian Dollar	82	6/20/12	–	*
United States Dollar	70	Australian Dollar	69	6/20/12	(3)
United States Dollar	70	Australian Dollar	68	6/20/12	(4)
United States Dollar	90	Australian Dollar	88	6/20/12	(5)
United States Dollar	130	Australian Dollar	127	6/20/12	(6)
United States Dollar	203	Australian Dollar	195	6/20/12	(13)
United States Dollar	210	Australian Dollar	201	6/20/12	(14)
United States Dollar	590	Australian Dollar	590	6/20/12	(16)
United States Dollar	550	Australian Dollar	534	6/20/12	(31)
United States Dollar	80	British Pound	51	6/20/12	(2)
United States Dollar	220	British Pound	140	6/20/12	(4)
United States Dollar	150	British Pound	94	6/20/12	(5)
United States Dollar	100	British Pound	62	6/20/12	(5)
United States Dollar	150	British Pound	94	6/20/12	(5)
United States Dollar	100	British Pound	62	6/20/12	(5)
United States Dollar	160	British Pound	99	6/20/12	(8)
United States Dollar	190	British Pound	118	6/20/12	(8)
United States Dollar	270	British Pound	167	6/20/12	(12)
United States Dollar	460	British Pound	288	6/20/12	(16)
United States Dollar	893	British Pound	564	6/20/12	(24)
United States Dollar	1,220	British Pound	762	6/20/12	(46)
United States Dollar	1,570	British Pound	977	6/20/12	(65)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	90	Euro	68	6/20/12	$(5)
United States Dollar	180	Euro	137	6/20/12	(11)
United States Dollar	190	Euro	144	6/20/12	(12)
United States Dollar	230	Euro	173	6/20/12	(16)
United States Dollar	310	Euro	235	6/20/12	(19)
United States Dollar	550	Euro	412	6/20/12	(41)
United States Dollar	1,164	Euro	888	6/20/12	(66)
United States Dollar	1,350	Euro	1,029	6/20/12	(77)
United States Dollar	1,810	Euro	1,400	6/20/12	(78)
United States Dollar	200	Hong Kong Dollar	1,553	6/20/12	–	*
United States Dollar	60	Hong Kong Dollar	466	6/20/12	–	*
United States Dollar	152	Hong Kong Dollar	1,179	6/20/12	–	*
United States Dollar	130	Hong Kong Dollar	1,009	6/20/12	–	*
United States Dollar	70	Hong Kong Dollar	543	6/20/12	–	*
United States Dollar	893	Japanese Yen	74,418	6/20/12	57
United States Dollar	1,030	Japanese Yen	83,628	6/20/12	37
United States Dollar	1,420	Japanese Yen	113,461	6/20/12	28
United States Dollar	430	Japanese Yen	35,572	6/20/12	24
United States Dollar	260	Japanese Yen	21,662	6/20/12	17
United States Dollar	270	Japanese Yen	21,939	6/20/12	10
United States Dollar	170	Japanese Yen	14,099	6/20/12	10
United States Dollar	150	Japanese Yen	12,116	6/20/12	5
United States Dollar	90	Japanese Yen	7,346	6/20/12	4
United States Dollar	190	Japanese Yen	15,175	6/20/12	4
United States Dollar	150	Japanese Yen	12,016	6/20/12	3
United States Dollar	200	Japanese Yen	15,868	6/20/12	3

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	130	Japanese Yen	10,381	6/20/12	$3
United States Dollar	90	Japanese Yen	7,190	6/20/12	2
United States Dollar	67	Singapore Dollar	84	6/20/12	(2)
United States Dollar	80	Singapore Dollar	101	6/20/12	(2)
United States Dollar	100	Singapore Dollar	125	6/20/12	(3)
United States Dollar	120	Singapore Dollar	150	6/20/12	(3)
United States Dollar	210	Swedish Krona	1,464	6/20/12	(9)
United States Dollar	132	Swedish Krona	894	6/20/12	(9)
United States Dollar	130	Swedish Krona	869	6/20/12	(10)
United States Dollar	250	Swedish Krona	1,691	6/20/12	(17)
United States Dollar	110	Swiss Franc	104	6/20/12	(2)
United States Dollar	90	Swiss Franc	84	6/20/12	(4)
United States Dollar	70	Swiss Franc	64	6/20/12	(4)
United States Dollar	92	Swiss Franc	85	6/20/12	(5)
United States Dollar	70	Swiss Franc	63	6/20/12	(5)
United States Dollar	240	Swiss Franc	216	6/20/12	(17)
United States Dollar	570	Swiss Franc	530	6/20/12	(25)
United States Dollar	500	Swiss Franc	458	6/20/12	(28)

Total					$(140)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on May 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following techniques on Level 3 investments: The Portfolio valued certain securities using an adjusted price deemed to reflect fair value as a result of there being a lack of market activity and data observed for the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$–		$24,508		$–	$24,508
Consumer Staples	–		28,072		–	28,072
Energy	–		19,718		–	19,718
Financials	–		51,277		–	51,277
Health Care	–		23,909		–	23,909
Industrials	–		30,139		–	30,139
Information Technology	–		10,921		–	10,921
Materials	–		23,292		–	23,292
Telecommunication Services	–		13,032		–	13,032
Utilities	–		10,021		6	10,027
Preferred Stocks
Consumer Discretionary	–		977		–	977
Consumer Staples	–		302		–	302
Utilities	–		36		–	36
Rights
Financials	–		1		–	1
Utilities	–		6		25	31
Investment Companies	15,879		–		–	15,879
Total Investments	$15,879		$236,211		$31	$252,121

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2		$–		$–	$2
Foreign Currency Exchange Contracts	–		786		–	786
Liabilities
Futures Contracts	(29)		–		–	(29)
Foreign Currency Exchange Contracts	–		(926)		–	(926)
Total Other Financial Instruments		$(27)		$(140)	$–	$(167)

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/11 (000s)	REALIZED GAIN (000s)	REALIZED LOSS (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	(PURCHA- SES) (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 05/31/12 (000s)

Common Stocks

Utilities	$–	$–	$–	$–	$–	$6	$–	$–	$–	$6

Rights

Utilities	–	–	–	–	–	25	–	–	–	25
Total	$–	$–	$–	$–	$–	$31	$–	$–	$–	$31

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at May 31, 2012 was $0, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0%

Advertising – 0.1%

Harte-Hanks, Inc. †	2,645	$22

Marchex, Inc., Class B †	1,339	5

MDC Partners, Inc., Class A †	1,500	15

Valuevision Media, Inc., Class A †*	2,443	4
		46

Aerospace/Defense – 1.4%

AAR Corp.	2,335	28

Aerovironment, Inc. *	986	22

Astronics Corp. *	612	16

Cubic Corp.	930	40

Curtiss-Wright Corp.	2,797	85

Ducommun, Inc. †*	631	6

Esterline Technologies Corp. *	1,826	118

GenCorp, Inc. †*	3,412	21

HEICO Corp. †	3,125	130

Kaman Corp. †	1,548	45

Kratos Defense & Security Solutions, Inc. *	1,862	10

LMI Aerospace, Inc. †*	547	8

Moog, Inc., Class A *	2,747	104

National Presto Industries, Inc. †	282	19

Orbital Sciences Corp. *	3,461	39

Teledyne Technologies, Inc. *	2,199	131

Triumph Group, Inc. †	2,251	135
		957

Agriculture – 0.4%

Alico, Inc.	217	5

Alliance One International, Inc. †*	5,582	16

Andersons (The), Inc.	1,136	50

Cadiz, Inc. †*	674	5

Griffin Land & Nurseries, Inc. †	144	3

Limoneira Co. †	483	7

MGP Ingredients, Inc. †	683	2

Star Scientific, Inc. †*	6,359	25

Tejon Ranch Co. *	822	22

Universal Corp. †	1,364	62

Vector Group Ltd. †	2,932	49
		246

Airlines – 0.7%

Alaska Air Group, Inc. *	4,283	147

Allegiant Travel Co. *	866	56

Hawaiian Holdings, Inc. *	3,042	17

JetBlue Airways Corp. †*	14,912	78

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Airlines – 0.7% – continued

Republic Airways Holdings, Inc. *	2,915	$16

SkyWest, Inc.	3,306	23

Spirit Airlines, Inc. *	915	19

US Airways Group, Inc. †*	9,743	129
		485

Apparel – 1.4%

Carter’s, Inc. †*	2,940	159

Cherokee, Inc. †	467	6

Columbia Sportswear Co. †	712	34

Crocs, Inc. *	5,408	91

Delta Apparel, Inc. †*	445	6

G-III Apparel Group Ltd. *	985	24

Iconix Brand Group, Inc. †*	4,412	66

Jones Group (The), Inc. †	4,795	46

K-Swiss, Inc., Class A †*	1,537	5

Maidenform Brands, Inc. †*	1,455	28

Oxford Industries, Inc.	752	35

Perry Ellis International, Inc. †*	690	13

Quiksilver, Inc. †*	7,568	21

R.G. Barry Corp.	479	6

Skechers U.S.A., Inc., Class A †*	2,227	38

Steven Madden Ltd. *	2,279	92

True Religion Apparel, Inc.	1,518	45

Unifi, Inc. †*	810	9

Warnaco Group (The), Inc. *	2,392	106

Weyco Group, Inc. †	400	9

Wolverine World Wide, Inc.	2,986	127
		966

Auto Manufacturers – 0.0%

Wabash National Corp. *	4,019	28

Auto Parts & Equipment – 0.9%

Accuride Corp. *	2,422	14

American Axle & Manufacturing Holdings, Inc. †*	3,944	37

Amerigon, Inc. *	1,767	21

Commercial Vehicle Group, Inc. *	1,726	15

Cooper Tire & Rubber Co.	3,670	57

Dana Holding Corp. †	8,650	115

Dorman Products, Inc. *	674	32

Douglas Dynamics, Inc. †	1,111	14

Exide Technologies †*	4,676	11

Fuel Systems Solutions, Inc. †*	961	14

Meritor, Inc. †*	5,551	30

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Auto Parts & Equipment – 0.9% – continued

Miller Industries, Inc. †	662	$10

Modine Manufacturing Co. *	3,146	20

Motorcar Parts of America, Inc. †*	685	3

Spartan Motors, Inc. †	1,996	9

Standard Motor Products, Inc.	1,130	15

Superior Industries International, Inc. †	1,354	23

Tenneco, Inc. †*	3,572	97

Titan International, Inc. †	2,479	56

Tower International, Inc. †*	355	5
		598

Banks – 6.4%

1st Source Corp. †	913	19

1st United Bancorp, Inc. *	1,559	9

Alliance Financial Corp. †	290	9

Ameris Bancorp †*	1,354	15

Ames National Corp. †	496	10

Arrow Financial Corp. †	606	14

Bancfirst Corp. †	405	15

Banco Latinoamericano de Comercio Exterior S.A., Class E	1,713	33

Bancorp (The), Inc. *	1,684	15

BancorpSouth, Inc.	5,729	77

Bank of Kentucky Financial Corp.	331	8

Bank of Marin Bancorp †	312	11

Bank of the Ozarks, Inc. †	1,648	48

Banner Corp.	1,052	20

BBCN Bancorp, Inc. *	4,568	49

Boston Private Financial Holdings, Inc. †	4,734	43

Bridge Bancorp, Inc.	400	8

Bridge Capital Holdings *	507	8

Bryn Mawr Bank Corp. †	681	14

Camden National Corp. †	465	15

Capital Bank Corp. *	902	2

Capital City Bank Group, Inc. †	691	5

Cardinal Financial Corp.	1,657	19

Cascade Bancorp *	376	2

Cass Information Systems, Inc.	531	20

Cathay General Bancorp	4,785	79

Center Bancorp, Inc.	752	8

Centerstate Banks, Inc. †	1,760	13

Central Pacific Financial Corp. †*	864	11

Century Bancorp, Inc., Class A †	201	6

Chemical Financial Corp. †	1,601	33

Citizens & Northern Corp. †	730	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banks – 6.4% – continued

City Holding Co. †	887	$29

CNB Financial Corp. †	737	11

CoBiz Financial, Inc.	2,075	13

Columbia Banking System, Inc. †	2,326	42

Community Bank System, Inc. †	2,293	61

Community Trust Bancorp, Inc. †	833	28

CVB Financial Corp. †	5,263	57

Eagle Bancorp, Inc. †*	1,008	16

Encore Bancshares, Inc. †*	479	10

Enterprise Bancorp, Inc. †	310	5

Enterprise Financial Services Corp. †	910	10

Financial Institutions, Inc.	813	13

First Bancorp †	875	8

First Bancorp, Inc. †	500	7

First Busey Corp.	4,602	21

First Commonwealth Financial Corp. †	6,205	39

First Community Bancshares, Inc. †	953	12

First Connecticut Bancorp, Inc. †	1,059	14

First Financial Bancorp	3,430	53

First Financial Bankshares, Inc. †	1,849	59

First Financial Corp. †	670	19

First Interstate Bancsystem, Inc. †	960	13

First Merchants Corp. †	1,544	18

First Midwest Bancorp, Inc.	4,396	44

First of Long Island (The) Corp. †	455	12

FirstMerit Corp.	6,581	105

FNB Corp. †	8,190	87

Franklin Financial Corp. *	833	13

German American Bancorp, Inc.	732	13

Glacier Bancorp, Inc. †	4,365	63

Great Southern Bancorp, Inc.	606	14

Hampton Roads Bankshares, Inc. †*	585	1

Hancock Holding Co.	4,556	139

Hanmi Financial Corp. †*	1,885	18

Heartland Financial USA, Inc. †	789	15

Heritage Commerce Corp. *	1,226	8

Heritage Financial Corp. †	929	13

Home Bancshares, Inc. †	1,371	39

Hudson Valley Holding Corp. †	928	15

IBERIABANK Corp.	1,784	86

Independent Bank Corp. †	1,255	34

International Bancshares Corp. †	3,129	58

Lakeland Bancorp, Inc. †	1,358	12

Lakeland Financial Corp.	973	25

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banks – 6.4% – continued

MainSource Financial Group, Inc. †	1,188	$13

MB Financial, Inc.	3,293	67

Merchants Bancshares, Inc. †	380	10

Metro Bancorp, Inc. †*	779	9

MidSouth Bancorp, Inc.	480	6

National Bankshares, Inc. †	414	12

National Penn Bancshares, Inc. †	7,286	65

NBT Bancorp, Inc. †	2,016	40

Old National Bancorp †	5,723	66

OmniAmerican Bancorp, Inc. †*	646	13

Oriental Financial Group, Inc. †	2,402	25

Orrstown Financial Services, Inc. †	386	3

Pacific Capital Bancorp N.A. †*	236	11

Pacific Continental Corp. †	1,067	10

PacWest Bancorp †	1,778	41

Park National Corp. †	788	51

Park Sterling Corp. †*	2,008	9

Penns Woods Bancorp, Inc. †	296	11

Peoples Bancorp, Inc. †	609	11

Pinnacle Financial Partners, Inc. †*	1,999	34

PrivateBancorp, Inc. †	3,535	52

Prosperity Bancshares, Inc. †	2,812	120

Renasant Corp. †	1,442	22

Republic Bancorp, Inc., Class A †	595	13

S&T Bancorp, Inc. †	1,641	28

S.Y. Bancorp, Inc. †	722	16

Sandy Spring Bancorp, Inc. †	1,396	25

SCBT Financial Corp.	835	28

Seacoast Banking Corp. of Florida †*	4,336	7

Sierra Bancorp †	703	6

Signature Bank †*	2,752	169

Simmons First National Corp., Class A †	1,036	25

Southside Bancshares, Inc. †	1,044	22

Southwest Bancorp, Inc. *	1,152	11

State Bank Financial Corp. *	1,845	31

StellarOne Corp.	1,351	16

Sterling Bancorp †	1,843	17

Sterling Financial Corp. *	1,561	28

Suffolk Bancorp †*	610	7

Sun Bancorp, Inc. †*	2,489	6

Susquehanna Bancshares, Inc.	11,046	106

SVB Financial Group *	2,561	153

Taylor Capital Group, Inc. †*	905	13

Texas Capital Bancshares, Inc. †*	2,250	87

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banks – 6.4% – continued

Tompkins Financial Corp. †	484	$18

TowneBank †	1,478	18

Trico Bancshares †	831	13

TrustCo Bank Corp. NY	5,444	28

Trustmark Corp. †	3,859	94

UMB Financial Corp. †	1,932	94

Umpqua Holdings Corp.	6,915	89

Union First Market Bankshares Corp. †	1,194	17

United Bankshares, Inc. †	3,032	78

United Community Banks, Inc. †*	2,668	22

Univest Corp. of Pennsylvania †	1,009	16

Virginia Commerce Bancorp, Inc. †*	1,391	11

Walker & Dunlop, Inc. †*	602	7

Washington Banking Co.	869	12

Washington Trust Bancorp, Inc. †	838	20

Webster Financial Corp.	4,378	89

WesBanco, Inc. †	1,342	27

West Bancorporation, Inc. †	904	8

West Coast Bancorp †*	1,153	22

Westamerica Bancorporation †	1,747	78

Western Alliance Bancorp †*	4,066	35

Wilshire Bancorp, Inc. *	3,543	18

Wintrust Financial Corp. †	2,111	72
		4,424

Beverages – 0.2%

Boston Beer (The) Co., Inc., Class A †*	483	51

Central European Distribution Corp. †*	4,278	17

Coca-Cola Bottling Co. Consolidated	267	16

Craft Brewers Alliance, Inc. †*	555	4

Farmer Bros. Co. †*	400	3

National Beverage Corp. †*	681	10

Peet’s Coffee & Tea, Inc. †*	754	45

Primo Water Corp. †*	924	1
		147

Biotechnology – 2.4%

Acorda Therapeutics, Inc. †*	2,398	53

Aegerion Pharmaceuticals, Inc. †*	527	8

Affymax, Inc. †*	2,092	30

Alnylam Pharmaceuticals, Inc. †*	2,798	29

AMAG Pharmaceuticals, Inc. †*	1,245	17

Ardea Biosciences, Inc. *	1,366	44

Arena Pharmaceuticals, Inc. †*	10,975	73

Ariad Pharmaceuticals, Inc. †*	9,868	163

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Biotechnology – 2.4% – continued

Arqule, Inc. *	3,694	$22

Astex Pharmaceuticals †*	3,404	6

BioCryst Pharmaceuticals, Inc. †*	1,798	6

Biosante Pharmaceuticals, Inc. †*	6,393	3

Biotime, Inc. †*	1,427	6

Cambrex Corp. *	1,751	13

Cell Therapeutics, Inc. †*	13,577	12

Celldex Therapeutics, Inc. †*	3,422	14

Ceres, Inc. †*	342	4

Chelsea Therapeutics International Ltd. †*	3,605	5

Cleveland Biolabs, Inc. †*	1,529	2

Complete Genomics, Inc. †*	648	1

Cubist Pharmaceuticals, Inc. †*	3,749	150

Curis, Inc. †*	4,573	21

Dynavax Technologies Corp. †*	10,370	39

Emergent Biosolutions, Inc. *	1,432	21

Enzo Biochem, Inc. †*	2,395	4

Enzon Pharmaceuticals, Inc. *	2,281	15

Exact Sciences Corp. †*	3,504	35

Exelixis, Inc. †*	8,724	40

Geron Corp. †*	7,447	10

GTx, Inc. †*	1,322	4

Halozyme Therapeutics, Inc. †*	5,228	40

Harvard Bioscience, Inc. †*	1,440	5

Immunogen, Inc. †*	4,572	64

Immunomedics, Inc. †*	3,944	13

Incyte Corp. Ltd. †*	5,315	113

Insmed, Inc. †*	1,494	4

InterMune, Inc. †*	3,152	33

Lexicon Pharmaceuticals, Inc. *	11,039	18

Ligand Pharmaceuticals, Inc., Class B †*	1,155	14

Maxygen, Inc. †*	1,622	9

Medicines (The) Co. *	3,267	72

Momenta Pharmaceuticals, Inc. †*	2,710	37

NewLink Genetics Corp. *	380	5

Novavax, Inc. †*	6,290	8

NPS Pharmaceuticals, Inc. †*	5,339	42

Nymox Pharmaceutical Corp. †*	1,126	8

OncoGenex Pharmaceutical, Inc. †*	873	11

Oncothyreon, Inc. †*	2,522	9

Pacific Biosciences of California, Inc. †*	2,115	5

PDL BioPharma, Inc. †	8,503	55

Peregrine Pharmaceuticals, Inc. †*	4,012	2

PharmAthene, Inc. †*	2,129	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Biotechnology – 2.4% – continued

RTI Biologics, Inc. *	3,264	$12

Sangamo Biosciences, Inc. †*	3,051	14

Seattle Genetics, Inc. †*	5,780	113

Sequenom, Inc. †*	6,840	26

Spectrum Pharmaceuticals, Inc. †*	3,363	39

Sunesis Pharmaceuticals, Inc. †*	1,781	5

Transcept Pharmaceuticals, Inc. *	260	2

Trius Therapeutics, Inc. *	620	3

Verastem, Inc. †*	375	4

Vical, Inc. †*	4,870	14

ZIOPHARM Oncology, Inc. †*	4,021	21
		1,673

Building Materials – 1.0%

AAON, Inc. †	1,102	21

Apogee Enterprises, Inc.	1,772	26

Broadwind Energy, Inc. †*	6,801	2

Builders FirstSource, Inc. †*	2,631	10

Comfort Systems USA, Inc.	2,184	20

Drew Industries, Inc. †*	1,191	32

Eagle Materials, Inc.	2,687	86

Gibraltar Industries, Inc. †*	1,758	18

Griffon Corp. †	2,776	22

Headwaters, Inc. †*	3,565	16

Interline Brands, Inc. *	1,948	49

Louisiana-Pacific Corp. †*	8,052	76

LSI Industries, Inc.	1,215	8

NCI Building Systems, Inc. †*	1,159	11

Quanex Building Products Corp. †	2,233	37

Simpson Manufacturing Co., Inc.	2,525	70

Texas Industries, Inc. †	1,341	43

Trex Co., Inc. †*	926	27

Universal Forest Products, Inc. †	1,223	46

USG Corp. †*	4,349	67
		687

Chemicals – 1.8%

A. Schulman, Inc. †	1,815	39

Aceto Corp.	1,588	14

American Vanguard Corp.	1,335	36

Balchem Corp. †	1,697	49

Chemtura Corp. *	5,803	88

Codexis, Inc. †*	1,492	5

Ferro Corp. *	5,146	23

Georgia Gulf Corp. *	2,048	61

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Chemicals – 1.8% – continued

H.B. Fuller Co.	2,916	$89

Hawkins, Inc.	521	17

Innophos Holdings, Inc.	1,278	64

Innospec, Inc. *	1,390	37

KMG Chemicals, Inc.	420	7

Kraton Performance Polymers, Inc. †*	1,879	36

Landec Corp. *	1,531	11

Minerals Technologies, Inc.	1,077	68

NewMarket Corp. †	542	113

Oil-Dri Corp. of America †	423	8

Olin Corp.	4,795	92

OM Group, Inc. *	1,825	33

Omnova Solutions, Inc. *	2,680	19

PolyOne Corp.	5,642	75

Quaker Chemical Corp. †	796	33

Sensient Technologies Corp.	3,013	110

Spartech Corp. †*	1,864	7

Stepan Co. †	475	43

TPC Group, Inc. *	777	24

Zep, Inc. †	1,295	18

Zoltek Cos., Inc. †*	1,667	14
		1,233

Coal – 0.2%

Cloud Peak Energy, Inc. *	3,765	58

Hallador Energy Co.	291	2

James River Coal Co. †*	2,647	7

L&L Energy, Inc. †*	1,456	2

Patriot Coal Corp. †*	5,353	13

SunCoke Energy, Inc. †*	4,159	58

Westmoreland Coal Co. †*	588	5
		145

Commercial Services – 6.1%

ABM Industries, Inc.	3,203	69

Acacia Research Corp. *	2,574	90

Accretive Health, Inc. †*	2,355	28

Advisory Board (The) Co. *	1,005	97

Albany Molecular Research, Inc. †*	1,374	4

American Public Education, Inc. †*	1,052	30

American Reprographics Co. *	2,164	11

AMN Healthcare Services, Inc. *	2,347	14

Arbitron, Inc. †	1,641	55

Ascent Capital Group, Inc., Class A †*	889	47

AVEO Pharmaceuticals, Inc. †*	1,851	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Commercial Services – 6.1% – continued

Avis Budget Group, Inc. *	6,382	$95

Barrett Business Services, Inc.	470	9

Bridgepoint Education, Inc. †*	1,069	21

Brink’s (The) Co.	2,752	63

Capella Education Co. *	852	26

Cardtronics, Inc. *	2,538	71

CBIZ, Inc. *	2,329	13

CDI Corp.	742	12

Cenveo, Inc. †*	3,329	7

Chemed Corp. †	1,170	65

Consolidated Graphics, Inc. *	497	15

Convergys Corp. *	6,359	89

Corinthian Colleges, Inc. †*	4,460	12

Corporate Executive Board (The) Co.	2,087	76

Corvel Corp. †*	375	17

CoStar Group, Inc. *	1,559	115

CRA International, Inc. *	643	12

Cross Country Healthcare, Inc. †*	1,659	8

Deluxe Corp. †	3,107	72

Dollar Thrifty Automotive Group, Inc. †*	1,730	141

Electro Rent Corp. †	1,113	15

Essex Rental Corp. †*	1,093	4

Euronet Worldwide, Inc. †*	3,113	56

ExamWorks Group, Inc. †*	1,629	18

ExlService Holdings, Inc. *	985	21

Forrester Research, Inc.	874	28

Franklin Covey Co. *	797	7

FTI Consulting, Inc. †*	2,539	80

Geo Group (The), Inc. *	3,705	81

Global Cash Access Holdings, Inc. *	3,825	27

Grand Canyon Education, Inc. *	1,660	30

Great Lakes Dredge & Dock Corp. †	3,696	24

H&E Equipment Services, Inc. †*	1,671	27

Hackett Group (The), Inc. *	1,817	9

Healthcare Services Group, Inc. †	4,007	78

Heartland Payment Systems, Inc.	2,338	68

Heidrick & Struggles International, Inc.	1,049	17

Hill International, Inc. †*	1,431	4

HMS Holdings Corp. *	5,071	136

Hudson Global, Inc. *	1,939	8

Huron Consulting Group, Inc. *	1,359	42

ICF International, Inc. *	1,147	26

Insperity, Inc.	1,351	34

Intersections, Inc.	572	7

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Commercial Services – 6.1% – continued

K12, Inc. †*	1,524	$33

Kelly Services, Inc., Class A †	1,542	18

Kenexa Corp. *	1,554	45

Kforce, Inc. †*	1,746	23

Korn/Ferry International *	2,770	38

Landauer, Inc. †	549	28

Lincoln Educational Services Corp. †	1,368	8

Live Nation Entertainment, Inc. †*	8,530	80

Mac-Gray Corp. †	716	9

Matthews International Corp., Class A †	1,792	54

MAXIMUS, Inc.	2,095	95

McGrath Rentcorp	1,425	36

Medifast, Inc. †*	825	15

MoneyGram International, Inc. *	610	8

Monro Muffler Brake, Inc. †	1,848	62

Multi-Color Corp. †	675	13

National American University Holdings, Inc. †	493	2

National Research Corp. †	100	4

Navigant Consulting, Inc. *	3,035	36

Odyssey Marine Exploration, Inc. †*	4,425	14

On Assignment, Inc. *	2,174	36

PAREXEL International Corp. *	3,544	95

Pendrell Corp. †*	9,052	11

PHH Corp. †*	3,314	55

PRGX Global, Inc. *	1,183	8

Providence Service (The) Corp. *	785	10

Quad/Graphics, Inc. †	1,483	19

Rent-A-Center, Inc.	3,519	118

Resources Connection, Inc.	2,529	30

Rollins, Inc.	3,850	82

RPX Corp. *	575	8

ServiceSource International, Inc. †*	596	7

Sotheby’s †	4,042	123

Standard Parking Corp. *	904	17

Steiner Leisure Ltd. *	885	41

Stewart Enterprises, Inc., Class A †	4,467	28

Strayer Education, Inc. †	740	66

Swisher Hygiene, Inc. †*	4,877	10

Team Health Holdings, Inc. *	1,555	35

Team, Inc. *	1,212	32

TeleTech Holdings, Inc. *	1,461	22

TMS International Corp., Class A *	775	9

TNS, Inc. *	1,590	28

TrueBlue, Inc. *	2,363	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Commercial Services – 6.1% – continued

United Rentals, Inc. †*	4,841	$167

Universal Technical Institute, Inc. †	1,324	16

Valassis Communications, Inc. †*	2,712	54

Viad Corp. †	1,216	22

Wright Express Corp. *	2,312	130

Zillow, Inc. †*	233	9

Zipcar, Inc. †*	612	7
		4,206

Computers – 2.0%

3D Systems Corp. †*	2,465	75

Agilysys, Inc. *	1,017	7

CACI International, Inc., Class A *	1,557	67

Carbonite, Inc. †*	410	3

CIBER, Inc. *	3,709	13

Computer Task Group, Inc. †*	913	11

Cray, Inc. *	2,178	23

Digimarc Corp. †	354	9

Dot Hill Systems Corp. †*	3,492	4

Dynamics Research Corp. †*	572	4

Echelon Corp. †*	1,944	7

Electronics for Imaging, Inc. *	2,855	42

iGATE Corp. †*	1,820	30

Imation Corp. *	1,724	10

Immersion Corp. †*	1,732	10

Insight Enterprises, Inc. *	2,586	39

j2 Global, Inc. †	2,796	68

Jack Henry & Associates, Inc.	5,171	171

KEYW Holding (The) Corp. †*	1,121	10

LivePerson, Inc. †*	3,099	53

Manhattan Associates, Inc. *	1,238	59

Maxwell Technologies, Inc. †*	1,626	11

Mentor Graphics Corp. *	5,813	82

Mercury Computer Systems, Inc. †*	1,728	20

MTS Systems Corp.	918	35

NCI, Inc., Class A †*	400	2

Netscout Systems, Inc. *	2,199	44

OCZ Technology Group, Inc. †*	3,941	18

Quantum Corp. †*	13,164	26

Radisys Corp. *	1,070	6

RealD, Inc. †*	2,440	29

Rimage Corp. †	585	4

Silicon Graphics International Corp. †*	1,805	11

Spansion, Inc., Class A *	3,125	34

STEC, Inc. †*	2,122	15

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Computers – 2.0% – continued

Stratasys, Inc. †*	1,242	$59

Super Micro Computer, Inc. †*	1,687	27

SYKES Enterprises, Inc. *	2,458	37

Synaptics, Inc. †*	1,957	52

Syntel, Inc.	907	51

Unisys Corp. †*	2,534	40

Virtusa Corp. *	884	13

Wave Systems Corp., Class A †*	4,701	5

Xyratex Ltd.	1,691	19
		1,355

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. †*	1,492	51

Inter Parfums, Inc. †	957	15

Revlon, Inc., Class A *	638	10
		76

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. †*	2,780	69

Brightpoint, Inc. *	3,969	19

Core-Mark Holding Co., Inc. †	679	30

Houston Wire & Cable Co. †	1,043	12

MWI Veterinary Supply, Inc. *	761	71

Owens & Minor, Inc. †	3,827	109

Pool Corp. †	2,843	105

Rentrak Corp. †*	577	9

ScanSource, Inc. *	1,596	48

School Specialty, Inc. †*	1,020	3

Titan Machinery, Inc. *	908	28

United Stationers, Inc.	2,579	65

Watsco, Inc. †	1,661	122
		690

Diversified Financial Services – 1.9%

Aircastle Ltd.	3,366	37

Artio Global Investors, Inc. †	1,929	6

BGC Partners, Inc., Class A †	4,440	27

Calamos Asset Management, Inc., Class A	1,075	12

California First National Bancorp †	143	2

CIFC Corp. †*	725	5

Cohen & Steers, Inc.(1) †	1,039	34

Cowen Group, Inc., Class A *	3,843	10

Credit Acceptance Corp. *	414	35

DFC Global Corp. †*	2,565	42

Diamond Hill Investment Group, Inc. †	157	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Diversified Financial Services – 1.9% – continued

Doral Financial Corp. *	7,527	$11

Duff & Phelps Corp., Class A	1,803	26

Edelman Financial Group, Inc.	1,209	10

Ellie Mae, Inc. *	537	9

Encore Capital Group, Inc. *	926	23

Epoch Holding Corp. †	867	20

Evercore Partners, Inc., Class A	1,254	31

FBR & Co. †*	2,668	7

Federal Agricultural Mortgage Corp., Class C	591	14

Financial Engines, Inc. †*	2,257	47

First Marblehead (The) Corp. †*	2,945	3

FX Alliance, Inc. *	351	6

FXCM, Inc., Class A †	988	10

Gain Capital Holdings, Inc.	394	2

GAMCO Investors, Inc., Class A †	393	16

GFI Group, Inc.	4,190	12

Gleacher & Co., Inc. †*	4,669	4

Higher One Holdings, Inc. †*	1,831	23

Imperial Holdings, Inc. †*	1,104	5

INTL. FCStone, Inc. †*	781	14

Investment Technology Group, Inc. *	2,336	22

JMP Group, Inc. †	841	5

KBW, Inc. †	1,918	31

Knight Capital Group, Inc., Class A *	6,058	76

Ladenburg Thalmann Financial Services, Inc. †*	6,311	9

Manning & Napier, Inc. †	726	10

MarketAxess Holdings, Inc.	1,735	56

Marlin Business Services Corp. †	505	7

Medley Capital Corp.	653	7

National Financial Partners Corp. †*	2,459	33

Nelnet, Inc., Class A	1,513	35

Netspend Holdings, Inc. †*	1,517	11

NewStar Financial, Inc. †*	1,555	17

Nicholas Financial, Inc.	567	7

Ocwen Financial Corp. *	5,791	93

Oppenheimer Holdings, Inc., Class A †	621	9

Piper Jaffray Cos. *	919	20

Portfolio Recovery Associates, Inc. *	1,033	71

Pzena Investment Management, Inc., Class A (2)†	563	2

SeaCube Container Leasing Ltd.	639	12

Solar Senior Capital Ltd.	470	8

Stifel Financial Corp. †*	3,259	104

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Diversified Financial Services – 1.9% – continued

SWS Group, Inc. †	1,708	$10

Virtus Investment Partners, Inc. †*	394	28

Walter Investment Management Corp.	1,605	30

Westwood Holdings Group, Inc. †	360	13

World Acceptance Corp. †*	889	61
		1,301

Electric – 2.1%

ALLETE, Inc.	1,988	78

Ameresco, Inc., Class A †*	1,068	11

Atlantic Power Corp. †	6,815	91

Avista Corp.	3,478	88

Black Hills Corp.	2,601	84

Central Vermont Public Service Corp. †	794	28

CH Energy Group, Inc. †	914	60

Cleco Corp.	3,650	149

Dynegy, Inc. †*	6,809	3

El Paso Electric Co.	2,475	76

Empire District Electric (The) Co.	2,436	49

EnerNOC, Inc. †*	1,482	9

Genie Energy Ltd., Class B †	823	6

IDACORP, Inc.	2,981	117

MGE Energy, Inc. †	1,394	63

NorthWestern Corp.	2,137	76

Ormat Technologies, Inc. †	1,078	22

Otter Tail Corp. †	2,104	44

Pike Electric Corp. *	1,000	7

PNM Resources, Inc.	4,796	89

PNM Resources, Inc. – (Fractional Shares) *	50,000	–

Portland General Electric Co.	4,526	114

UIL Holdings Corp.	3,043	103

Unitil Corp.	818	22

UNS Energy Corp. †	2,397	90
		1,479

Electrical Components & Equipment – 1.0%

A123 Systems, Inc. †*	4,880	5

Active Power, Inc. †*	4,879	4

Acuity Brands, Inc. †	2,597	142

Advanced Energy Industries, Inc. †*	2,505	34

American Superconductor Corp. †*	2,707	11

Belden, Inc.	2,882	90

Capstone Turbine Corp. †*	15,919	16

Coleman Cable, Inc.	435	4

Encore Wire Corp. †	1,079	27

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Electrical Components & Equipment – 1.0% – continued

EnerSys *	2,813	$93

Generac Holdings, Inc. †*	1,458	36

Graham Corp. †	589	11

Insteel Industries, Inc. †	1,065	10

Littelfuse, Inc.	1,300	75

Powell Industries, Inc. *	504	19

Power-One, Inc. *	3,918	16

PowerSecure International, Inc. †*	1,058	4

Satcon Technology Corp. †*	5,746	2

Universal Display Corp. †*	2,317	65

Valence Technology, Inc. †*	4,218	3

Vicor Corp. †	1,214	7
		674

Electronics – 2.1%

American Science & Engineering, Inc. †	533	26

Analogic Corp.	737	49

Badger Meter, Inc. †	878	32

Bel Fuse, Inc., Class B †	614	10

Benchmark Electronics, Inc. *	3,833	52

Brady Corp., Class A	2,867	79

Checkpoint Systems, Inc. †*	2,373	18

Coherent, Inc. †*	1,434	63

CTS Corp.	2,040	19

Cymer, Inc. *	1,840	100

Daktronics, Inc.	2,048	13

DDi Corp.	896	12

Electro Scientific Industries, Inc.	1,338	15

ESCO Technologies, Inc.	1,567	55

FARO Technologies, Inc. *	963	44

FEI Co. †*	2,325	106

Fluidigm Corp. †*	413	6

GSI Group, Inc. †*	1,558	18

Identive Group, Inc. †*	2,511	3

II-VI, Inc. *	3,155	60

InvenSense, Inc. †*	576	6

Kemet Corp. *	2,555	15

LeCroy Corp. *	989	14

Measurement Specialties, Inc. †*	871	28

Methode Electronics, Inc.	2,213	17

Microvision, Inc. †*	862	2

Multi-Fineline Electronix, Inc. *	531	13

Newport Corp. †*	2,199	26

NVE Corp. †*	284	15

OSI Systems, Inc. *	1,155	74

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Electronics – 2.1% – continued

Park Electrochemical Corp.	1,214	$28

Plexus Corp. *	2,092	59

Pulse Electronics Corp. †	2,445	5

Rofin-Sinar Technologies, Inc. *	1,674	33

Rogers Corp †*	990	40

Sanmina-SCI Corp. *	4,768	34

SRS Labs, Inc. †*	715	6

Stoneridge, Inc. *	1,558	11

Taser International, Inc. †*	3,218	17

TTM Technologies, Inc. *	3,044	28

Viasystems Group, Inc. †*	174	3

Vishay Precision Group, Inc. †*	754	10

Watts Water Technologies, Inc., Class A	1,775	59

Woodward, Inc.	3,676	139

Zagg, Inc. †*	1,341	14

Zygo Corp. †*	926	15
		1,491

Energy – Alternate Sources – 0.1%

Amyris, Inc. †*	987	3

Clean Energy Fuels Corp. †*	2,918	40

FuelCell Energy, Inc. †*	9,630	13

FutureFuel Corp.	1,112	11

Gevo, Inc. †*	323	2

Green Plains Renewable Energy, Inc. *	973	7

KiOR, Inc., Class A †*	611	6

Renewable Energy Group, Inc. †*	423	3

REX American Resources Corp. †*	353	6

Solazyme, Inc. †*	675	7

Syntroleum Corp. †*	4,954	3
		101

Engineering & Construction – 0.7%

Aegion Corp. *	2,323	37

Argan, Inc.	487	6

Dycom Industries, Inc. *	2,074	41

EMCOR Group, Inc.	4,026	110

Exponent, Inc. *	776	37

Granite Construction, Inc. †	2,358	54

Layne Christensen Co. †*	1,136	21

MasTec, Inc. †*	3,335	55

Michael Baker Corp. †*	498	12

Mistras Group, Inc. *	849	19

MYR Group, Inc. *	1,154	18

Orion Marine Group, Inc. †*	1,553	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Engineering & Construction – 0.7% – continued

Sterling Construction Co., Inc. †*	935	$8

Tutor Perini Corp. *	1,813	20

VSE Corp. †	247	6
		454

Entertainment – 0.9%

Churchill Downs, Inc. †	773	46

Cinemark Holdings, Inc.	5,480	126

International Speedway Corp., Class A	1,737	42

Isle of Capri Casinos, Inc. †*	1,189	6

Lions Gate Entertainment Corp. †*	2,638	35

Multimedia Games Holding Co., Inc. *	1,551	20

National CineMedia, Inc. †	3,246	44

Pinnacle Entertainment, Inc. *	3,644	36

Scientific Games Corp., Class A *	3,421	29

Shuffle Master, Inc. *	3,179	51

Six Flags Entertainment Corp.	2,506	114

Speedway Motorsports, Inc. †	691	11

Vail Resorts, Inc.	2,175	95
		655

Environmental Control – 0.9%

Calgon Carbon Corp. *	3,478	47

Casella Waste Systems, Inc., Class A *	1,497	8

Clean Harbors, Inc. †*	2,793	173

Darling International, Inc. *	7,025	98

Energy Recovery, Inc. †*	2,797	6

EnergySolutions, Inc. †*	4,798	17

Fuel Tech, Inc. †*	1,085	4

GSE Holding, Inc. *	474	5

Heckmann Corp. †*	6,017	20

Heritage-Crystal Clean, Inc. †*	265	5

Metalico, Inc. *	2,301	6

Met-Pro Corp. †	846	8

Mine Safety Appliances Co.	1,656	68

Rentech, Inc. *	13,292	25

Tetra Tech, Inc. *	3,754	94

TRC Cos., Inc. *	1,101	7

US Ecology, Inc. †	1,055	18
		609

Food – 1.9%

Arden Group, Inc., Class A †	67	6

B&G Foods, Inc. †	2,911	70

Calavo Growers, Inc. †	700	19

Cal-Maine Foods, Inc. †	820	29

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Food – 1.9% – continued

Chefs’ Warehouse (The), Inc. †*	586	$11

Chiquita Brands International, Inc. †*	2,619	14

Diamond Foods, Inc. †	1,273	27

Dole Food Co., Inc. †*	2,114	19

Fresh Del Monte Produce, Inc.	2,147	50

Fresh Market (The), Inc. †*	1,695	98

Hain Celestial Group (The), Inc. †*	2,153	119

Harris Teeter Supermarkets, Inc.	2,947	111

Imperial Sugar Co. †	792	5

Ingles Markets, Inc., Class A †	760	12

J&J Snack Foods Corp.	836	46

Lancaster Colony Corp. †	1,103	74

Lifeway Foods, Inc. †	300	3

Nash Finch Co.	724	15

Pilgrim’s Pride Corp. †*	3,605	30

Sanderson Farms, Inc.	1,344	74

Seaboard Corp. †*	19	38

Seneca Foods Corp., Class A †*	557	12

Senomyx, Inc. *	2,335	5

Smart Balance, Inc. †*	3,560	21

Snyders-Lance, Inc. †	2,858	74

Spartan Stores, Inc. †	1,303	22

Tootsie Roll Industries, Inc. †	1,458	33

TreeHouse Foods, Inc. *	2,127	121

United Natural Foods, Inc. *	2,891	147

Village Super Market, Inc., Class A †	366	9

Weis Markets, Inc. †	649	28
		1,342

Forest Products & Paper – 0.5%

Boise, Inc.	5,157	36

Buckeye Technologies, Inc.	2,407	67

Clearwater Paper Corp. *	1,355	42

Deltic Timber Corp. †	632	35

KapStone Paper and Packaging Corp. †*	2,296	35

Neenah Paper, Inc.	938	24

P.H. Glatfelter Co. †	2,672	41

Schweitzer-Mauduit International, Inc. †	949	64

Verso Paper Corp. †*	1,013	1

Wausau Paper Corp. †	2,846	26

Xerium Technologies, Inc. †*	704	3
		374

Gas – 1.0%

Chesapeake Utilities Corp. †	572	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Gas – 1.0% – continued

Laclede Group (The), Inc. †	1,308	$50

New Jersey Resources Corp.	2,444	103

Northwest Natural Gas Co. †	1,608	74

Piedmont Natural Gas Co., Inc. †	4,310	131

South Jersey Industries, Inc.	1,768	85

Southwest Gas Corp.	2,756	116

WGL Holdings, Inc. †	3,086	120
		703

Hand/Machine Tools – 0.1%

Franklin Electric Co., Inc.	1,417	69

Healthcare – Products – 3.3%

Abaxis, Inc. †*	1,389	45

ABIOMED, Inc. †*	1,859	38

Accuray, Inc. †*	3,989	25

Affymetrix, Inc. †*	4,177	20

Align Technology, Inc. *	3,686	115

Alphatec Holdings, Inc. †*	3,115	5

AngioDynamics, Inc. †*	1,470	18

ArthroCare Corp. †*	1,606	42

AtriCure, Inc. †*	843	8

Atrion Corp. †	94	19

Bacterin International Holdings, Inc. †*	1,201	2

BG Medicine, Inc. †*	396	2

Biolase, Inc. †*	1,737	4

BioMimetic Therapeutics, Inc. †*	1,036	3

Cantel Medical Corp.	1,182	26

CardioNet, Inc. *	1,466	3

Cardiovascular Systems, Inc. †*	890	8

Cepheid, Inc. †*	3,901	148

Cerus Corp. *	3,242	11

Chindex International, Inc. †*	706	7

Columbia Laboratories, Inc. †*	4,417	3

Conceptus, Inc. †*	1,865	31

CONMED Corp.	1,660	44

CryoLife, Inc. *	1,698	8

Cyberonics, Inc. †*	1,723	66

Cynosure, Inc., Class A *	580	11

Delcath Systems, Inc. †*	2,768	4

DexCom, Inc. †*	3,938	42

Endologix, Inc. †*	3,018	41

Exactech, Inc. *	501	8

Female Health (The) Co. †	1,054	6

Genomic Health, Inc. *	994	34

Greatbatch, Inc. *	1,361	28

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Healthcare – Products – 3.3% – continued

Haemonetics Corp. *	1,546	$108

Hanger Orthopedic Group, Inc. *	1,968	42

Hansen Medical, Inc. †*	3,105	7

HeartWare International, Inc. †*	707	57

ICU Medical, Inc. †*	709	36

Insulet Corp. †*	2,819	52

Integra LifeSciences Holdings Corp. †*	1,167	41

Invacare Corp. †	1,791	27

IRIS International, Inc. *	1,036	11

Kensey Nash Corp.	498	19

Luminex Corp. †*	2,293	51

MAKO Surgical Corp. †*	1,883	43

Masimo Corp. *	3,186	60

Medical Action Industries, Inc. †*	1,008	4

Medtox Scientific, Inc. †*	438	9

Merge Healthcare, Inc. †*	3,377	8

Meridian Bioscience, Inc. †	2,409	46

Merit Medical Systems, Inc. †*	2,581	34

Natus Medical, Inc. *	1,676	19

Navidea Biopharmaceuticals, Inc. †*	5,653	15

NuVasive, Inc. *	2,483	49

NxStage Medical, Inc. †*	2,624	40

OraSure Technologies, Inc. †*	2,789	29

Orthofix International N.V. *	1,060	40

Palomar Medical Technologies, Inc. †*	1,129	9

PSS World Medical, Inc. †*	3,109	63

Quidel Corp. †*	1,662	26

Rockwell Medical Technologies, Inc. †*	985	8

Solta Medical, Inc. †*	3,516	9

Spectranetics Corp. *	1,941	19

Staar Surgical Co. †*	2,081	18

Stereotaxis, Inc. †*	2,744	1

STERIS Corp.	3,562	106

SurModics, Inc. *	906	13

Symmetry Medical, Inc. *	2,141	17

Synergetics USA, Inc. †*	1,336	5

Tornier N.V. †*	620	12

Unilife Corp. †*	3,826	16

Uroplasty, Inc. †*	1,238	6

Vascular Solutions, Inc. †*	1,025	12

Volcano Corp. †*	3,068	88

West Pharmaceutical Services, Inc. †	2,023	97

Wright Medical Group, Inc. †*	2,293	45

Young Innovations, Inc.	336	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Healthcare – Products – 3.3% – continued

Zeltiq Aesthetics, Inc. †*	405	$2
		2,306

Healthcare – Services – 1.5%

Air Methods Corp. †*	667	61

Alliance HealthCare Services, Inc. †*	1,536	2

Almost Family, Inc. †*	479	11

Amedisys, Inc. †*	1,740	19

Amsurg Corp. *	1,910	52

Assisted Living Concepts, Inc., Class A †	1,118	16

Bio-Reference Labs, Inc. †*	1,437	28

Capital Senior Living Corp. †*	1,623	16

Centene Corp. *	2,989	108

Emeritus Corp. †*	1,785	27

Ensign Group (The), Inc.	959	24

Five Star Quality Care, Inc. †*	2,394	8

Gentiva Health Services, Inc. †*	1,789	10

HealthSouth Corp. *	5,702	109

Healthways, Inc. †*	2,027	13

IPC The Hospitalist Co., Inc. †*	957	34

Kindred Healthcare, Inc. †*	3,091	26

LHC Group, Inc. *	950	16

Magellan Health Services, Inc. *	1,717	72

Metropolitan Health Networks, Inc. *	2,543	22

Molina Healthcare, Inc. †*	1,652	42

National Healthcare Corp. †	636	27

Neostem, Inc. †*	2,041	1

RadNet, Inc. *	1,797	4

Select Medical Holdings Corp. †*	2,478	23

Skilled Healthcare Group, Inc., Class A *	1,099	6

Sun Healthcare Group, Inc. †*	1,468	7

Sunrise Senior Living, Inc. †*	3,700	22

Triple-S Management Corp., Class B †*	1,166	20

U.S. Physical Therapy, Inc.	693	17

Universal American Corp. *	1,933	19

Vanguard Health Systems, Inc. *	1,825	14

WellCare Health Plans, Inc. *	2,537	143
		1,019

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	2,371	31

Harbinger Group, Inc. †*	471	2

Horizon Pharma, Inc. †*	330	2

Primoris Services Corp.	1,584	19
		54

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Home Builders – 0.5%

Beazer Homes USA, Inc. †*	6,025	$16

Cavco Industries, Inc. †*	402	17

Hovnanian Enterprises, Inc., Class A †*	3,914	7

KB Home †	4,522	33

M/I Homes, Inc. †*	1,075	16

MDC Holdings, Inc.	2,210	63

Meritage Homes Corp. †*	1,647	49

Ryland Group (The), Inc. †	2,636	59

Skyline Corp. †	408	2

Standard Pacific Corp. †*	6,336	33

Winnebago Industries, Inc. †*	1,737	16
		311

Home Furnishings – 0.5%

American Woodmark Corp. †	578	10

DTS, Inc. †*	1,080	30

Ethan Allen Interiors, Inc. †	1,415	32

Furniture Brands International, Inc. †*	2,587	3

Kimball International, Inc., Class B †	1,868	13

La-Z-Boy, Inc. †*	3,175	45

Sealy Corp. †*	2,689	4

Select Comfort Corp. *	3,338	91

Skullcandy, Inc. †*	548	7

TiVo, Inc. †*	7,210	62

Universal Electronics, Inc. *	893	12

VOXX International Corp., Class A †*	1,034	10
		319

Household Products/Wares – 0.5%

A.T. Cross Co., Class A †*	586	6

ACCO Brands Corp. *	6,654	61

American Greetings Corp., Class A †	2,244	31

Blyth, Inc. †	300	22

Central Garden and Pet Co., Class A †*	2,489	23

CSS Industries, Inc.	472	9

Ennis, Inc.	1,552	22

Helen of Troy Ltd. *	1,826	57

Prestige Brands Holdings, Inc. *	2,964	41

Spectrum Brands Holdings, Inc. *	973	34

Summer Infant, Inc. †*	689	2

WD-40 Co. †	933	44
		352

Housewares – 0.0%

Libbey, Inc. †*	1,203	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Housewares – 0.0% – continued

Lifetime Brands, Inc.	559	$6
		24

Insurance – 2.4%

Alterra Capital Holdings Ltd. †	5,128	114

American Equity Investment Life Holding Co. †	3,508	37

American Safety Insurance Holdings Ltd. *	604	11

AMERISAFE, Inc. *	1,095	30

Amtrust Financial Services, Inc. †	1,410	41

Argo Group International Holdings Ltd.	1,685	47

Baldwin & Lyons, Inc., Class B	500	11

Citizens, Inc. †*	2,166	17

CNO Financial Group, Inc. †*	13,660	94

Crawford & Co., Class B †	1,598	6

Donegal Group, Inc., Class A	416	6

eHealth, Inc. *	1,177	19

EMC Insurance Group, Inc. †	291	6

Employers Holdings, Inc. †	1,943	33

Enstar Group Ltd. †*	424	39

FBL Financial Group, Inc., Class A	737	19

First American Financial Corp.	6,313	99

Flagstone Reinsurance Holdings S.A.	3,301	24

Fortegra Financial Corp. †*	404	3

Global Indemnity PLC †*	774	16

Greenlight Capital Re Ltd., Class A †*	1,647	41

Hallmark Financial Services, Inc. †*	729	5

Hilltop Holdings, Inc. †*	2,376	25

Horace Mann Educators Corp.	2,344	40

Independence Holding Co. †	427	4

Infinity Property & Casualty Corp.	728	39

Kansas City Life Insurance Co. †	239	7

Maiden Holdings Ltd.	3,011	24

Meadowbrook Insurance Group, Inc.	3,103	28

MGIC Investment Corp. †*	11,051	28

Montpelier Re Holdings Ltd.	3,447	72

National Interstate Corp.	383	10

National Western Life Insurance Co., Class A	130	16

Navigators Group (The), Inc. *	634	31

OneBeacon Insurance Group Ltd., Class A †	1,333	17

Phoenix (The) Cos., Inc. †*	6,930	11

Platinum Underwriters Holdings Ltd.	2,144	78

Presidential Life Corp.	1,273	11

Primerica, Inc.	1,767	42

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Insurance – 2.4% – continued

ProAssurance Corp.	1,828	$161

Radian Group, Inc. †	7,746	19

RLI Corp. †	1,104	74

Safety Insurance Group, Inc. †	756	30

SeaBright Holdings, Inc. †	1,152	10

Selective Insurance Group, Inc.	3,168	54

State Auto Financial Corp. †	879	12

Stewart Information Services Corp. †	1,100	15

Symetra Financial Corp.	3,981	45

Tower Group, Inc. †	2,168	43

United Fire Group, Inc.	1,278	27

Universal Insurance Holdings, Inc.	1,142	4
		1,695

Internet – 2.4%

1-800-FLOWERS.COM, Inc., Class A †*	1,426	3

AboveNet, Inc. *	1,391	116

Active Network (The), Inc. *	803	11

Ancestry.com, Inc. †*	1,863	40

Angie’s List, Inc. †*	600	8

Bankrate, Inc. †*	1,424	25

Bazaarvoice, Inc. †*	650	11

Blue Nile, Inc. †*	713	23

Boingo Wireless, Inc. †*	374	4

Brightcove, Inc. †*	342	4

BroadSoft, Inc. †*	1,327	36

Cogent Communications Group, Inc. †*	2,701	48

comScore, Inc. †*	1,867	34

Constant Contact, Inc. †*	1,734	35

DealerTrack Holdings, Inc. *	2,492	68

Dice Holdings, Inc. †*	3,038	30

Digital River, Inc. †*	2,197	32

Earthlink, Inc.	6,468	52

ePlus, Inc. †*	230	7

eResearchTechnology, Inc. †*	2,848	22

FriendFinder Networks, Inc. †*	456	1

Global Sources Ltd. *	676	4

HealthStream, Inc. †*	1,058	22

ICG Group, Inc. *	2,145	19

InfoSpace, Inc. *	2,281	29

Internap Network Services Corp. *	3,113	22

IntraLinks Holdings, Inc. †*	1,926	8

Keynote Systems, Inc. †	873	13

KIT Digital, Inc. †*	2,318	8

Limelight Networks, Inc. †*	3,708	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Internet – 2.4% – continued

Lionbridge Technologies, Inc. *	3,518	$11

Liquidity Services, Inc. †*	1,183	76

ModusLink Global Solutions, Inc. *	2,617	12

Move, Inc. †*	2,370	20

Move, Inc. – (Fractional Shares) †*	50,000	–

NIC, Inc.	3,952	43

Nutrisystem, Inc. †	1,598	16

OpenTable, Inc. †*	1,386	55

Orbitz Worldwide, Inc. †*	1,180	4

Overstock.com, Inc. †*	758	5

Perficient, Inc. †*	1,407	16

Quepasa Corp. †*	433	1

QuinStreet, Inc. †*	1,621	13

ReachLocal, Inc. †*	586	6

RealNetworks, Inc. †	1,275	11

Responsys, Inc. †*	540	6

Saba Software, Inc. *	1,714	14

Safeguard Scientifics, Inc. †*	1,231	19

Sapient Corp. †	6,596	73

Shutterfly, Inc. †*	1,753	48

Sourcefire, Inc. †*	1,717	95

SPS Commerce, Inc. *	477	13

Stamps.com, Inc. †*	721	18

support.com, Inc. †*	2,755	7

TechTarget, Inc. †*	819	4

TeleCommunication Systems, Inc., Class A †*	2,819	4

Towerstream Corp. †*	2,528	9

Travelzoo, Inc. †*	337	8

United Online, Inc. †	5,102	20

Unwired Planet, Inc. †*	4,901	12

US Auto Parts Network, Inc. †*	864	4

ValueClick, Inc. *	4,732	83

VASCO Data Security International, Inc. †*	1,618	11

VirnetX Holding Corp. †*	2,395	80

Vocus, Inc. *	1,020	16

Web.com Group, Inc. *	1,835	29

Websense, Inc. *	2,219	41

XO Group, Inc. *	1,605	14

Zix Corp. *	3,748	9
		1,671

Investment Companies – 0.9%

Apollo Investment Corp. †	11,838	88

Arlington Asset Investment Corp., Class A †	470	11

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Investment Companies – 0.9% – continued

BlackRock Kelso Capital Corp. †	4,325	$41

Capital Southwest Corp. †	176	15

Fidus Investment Corp. †	356	5

Fifth Street Finance Corp. †	5,031	48

Gladstone Capital Corp. †	1,236	9

Gladstone Investment Corp.	1,342	10

Golub Capital BDC, Inc. †	712	10

Harris & Harris Group, Inc. †*	1,684	6

Hercules Technology Growth Capital, Inc. †	2,918	31

Home Loan Servicing Solutions Ltd. †	800	11

Kohlberg Capital Corp. †	1,517	9

Main Street Capital Corp. †	1,342	31

MCG Capital Corp. †	4,416	19

Medallion Financial Corp.	893	9

MVC Capital, Inc. †	1,442	18

New Mountain Finance Corp. †	446	6

NGP Capital Resources Co. †	1,251	9

PennantPark Investment Corp.	3,202	31

Prospect Capital Corp. †	7,210	78

Solar Capital Ltd. †	2,160	47

THL Credit, Inc.	511	6

TICC Capital Corp. †	2,255	21

Triangle Capital Corp.	1,560	32
		601

Iron/Steel – 0.0%

Metals USA Holdings Corp. *	678	10

Shiloh Industries, Inc. †	289	3

Universal Stainless & Alloy †*	419	17
		30

Leisure Time – 0.5%

Ambassadors Group, Inc. †	1,104	6

Arctic Cat, Inc. †*	703	25

Black Diamond, Inc. †*	1,114	10

Brunswick Corp.	5,350	117

Callaway Golf Co. †	3,820	21

Interval Leisure Group, Inc. †	2,368	39

Johnson Outdoors, Inc., Class A †*	270	5

Life Time Fitness, Inc. *	2,543	109

Marine Products Corp. †	562	3

Town Sports International Holdings, Inc. *	1,243	15
		350

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Lodging – 0.4%

Ameristar Casinos, Inc.	1,890	$35

Boyd Gaming Corp. †*	3,259	25

Caesars Entertainment Corp. †*	2,200	27

Gaylord Entertainment Co. †*	2,118	80

Marcus Corp.	1,232	16

Monarch Casino & Resort, Inc. †*	512	5

Morgans Hotel Group Co. †*	1,275	6

Orient-Express Hotels Ltd., Class A *	5,620	48

Red Lion Hotels Corp. †*	858	7
		249

Machinery – Construction & Mining – 0.0%

Astec Industries, Inc. *	1,172	32

Machinery – Diversified – 1.4%

Alamo Group, Inc. †	387	12

Albany International Corp., Class A	1,621	30

Altra Holdings, Inc. *	1,564	26

Applied Industrial Technologies, Inc.	2,553	96

Briggs & Stratton Corp. †	3,096	52

Cascade Corp.	541	27

Chart Industries, Inc. †*	1,760	110

Cognex Corp. †	2,498	87

Columbus McKinnon Corp. *	1,143	18

DXP Enterprises, Inc. *	521	24

Flow International Corp. *	2,717	8

Global Power Equipment Group, Inc. *	994	18

Gorman-Rupp (The) Co. †	877	25

Hurco Cos., Inc. *	361	8

Intermec, Inc. *	3,511	21

Intevac, Inc. †*	1,363	10

iRobot Corp. †*	1,393	30

Kadant, Inc. *	693	16

Lindsay Corp.	741	41

Middleby Corp. *	1,127	115

NACCO Industries, Inc., Class A †	346	36

Robbins & Myers, Inc. †	2,366	108

Sauer-Danfoss, Inc.	673	24

Tecumseh Products Co., Class A †*	1,090	5

Tennant Co. †	1,127	48

Twin Disc, Inc. †	514	10
		1,005

Media – 0.6%

AH Belo Corp., Class A †	1,191	5

Belo Corp., Class A	5,450	32

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Media – 0.6% – continued

Cambium Learning Group, Inc. †*	1,085	$1

Central European Media Enterprises Ltd., Class A †*	2,094	13

Courier Corp.	555	6

Crown Media Holdings, Inc., Class A †*	2,097	3

Cumulus Media, Inc., Class A †*	2,305	6

Demand Media, Inc. †*	459	4

Dial Global, Inc. †*	325	1

Digital Domain Media Group, Inc. †*	228	2

Digital Generation, Inc. †*	1,558	15

Dolan (The) Co. *	1,799	13

E.W. Scripps (The) Co., Class A †*	1,892	17

Entercom Communications Corp., Class A †*	1,466	7

Entravision Communications Corp., Class A	2,817	4

Fisher Communications, Inc. †*	513	15

Gray Television, Inc. *	2,971	4

Journal Communications, Inc., Class A †*	2,520	11

Knology, Inc. *	1,762	34

LIN TV Corp., Class A *	1,685	5

Martha Stewart Living Omnimedia, Class A †	1,502	5

McClatchy (The) Co., Class A †*	3,558	8

Meredith Corp. †	2,201	65

New York Times (The) Co., Class A †*	8,137	54

Nexstar Broadcasting Group, Inc., Class A †*	666	4

Outdoor Channel Holdings, Inc.	800	5

Saga Communications, Inc., Class A †*	212	7

Scholastic Corp. †	1,567	42

Sinclair Broadcast Group, Inc., Class A †	2,945	24

Value Line, Inc. †	100	1

World Wrestling Entertainment, Inc., Class A †	1,553	12
		425

Metal Fabrication/Hardware – 0.7%

A.M. Castle & Co. †*	1,008	11

Ampco-Pittsburgh Corp. †	511	8

CIRCOR International, Inc.	1,106	36

Dynamic Materials Corp.	806	14

Furmanite Corp. †*	2,238	10

Haynes International, Inc.	716	36

Kaydon Corp. †	1,922	43

L.B. Foster Co., Class A	535	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Metal Fabrication/Hardware – 0.7% – continued

Lawson Products, Inc. †	220	$2

Mueller Industries, Inc.	2,277	97

Mueller Water Products, Inc., Class A †	9,088	32

NN, Inc. *	1,005	8

Northwest Pipe Co. †*	551	11

Olympic Steel, Inc. †	549	9

Omega Flex, Inc. †*	200	2

RBC Bearings, Inc. *	1,292	60

RTI International Metals, Inc. †*	1,774	37

Sun Hydraulics Corp. †	1,266	30

Worthington Industries, Inc. †	3,168	51
		512

Mining – 0.9%

AMCOL International Corp. †	1,426	40

Century Aluminum Co. †*	2,973	21

Coeur d’Alene Mines Corp. †*	5,448	92

General Moly, Inc. †*	4,119	10

Globe Specialty Metals, Inc.	3,714	44

Gold Resource Corp. †	1,668	44

Golden Minerals Co. †*	1,655	6

Golden Star Resources Ltd. †*	16,329	17

Hecla Mining Co. †	17,056	72

Horsehead Holding Corp. *	2,539	23

Jaguar Mining, Inc. †*	4,999	6

Kaiser Aluminum Corp. †	953	46

Materion Corp. †	1,190	26

McEwen Mining, Inc. †*	6,096	14

Midway Gold Corp. †*	4,945	6

Noranda Aluminium Holding Corp.	1,369	11

Paramount Gold and Silver Corp. †*	7,022	15

Revett Minerals, Inc. †*	1,482	5

Stillwater Mining Co. *	7,049	60

Thompson Creek Metals Co., Inc. †*	9,007	31

United States Lime & Minerals, Inc. †*	153	7

Uranerz Energy Corp. †*	3,875	5

Uranium Energy Corp. †*	4,427	10

Uranium Resources, Inc. †*	5,600	4

Ur-Energy, Inc. †*	6,200	6

US Silica Holdings, Inc. †*	701	9

USEC, Inc. †*	7,013	5

Vista Gold Corp. †*	4,280	12
		647

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Miscellaneous Manufacturing – 2.0%

A.O. Smith Corp.	2,291	$106

Actuant Corp., Class A †	4,049	106

American Railcar Industries, Inc. *	576	12

AZZ, Inc. †	736	39

Barnes Group, Inc.	3,292	77

Blount International, Inc. †*	2,856	39

Ceradyne, Inc. †	1,468	37

Chase Corp. †	358	4

CLARCOR, Inc.	3,024	147

Colfax Corp. *	3,108	88

EnPro Industries, Inc. †*	1,218	47

Fabrinet †*	1,170	14

Federal Signal Corp. †*	3,692	18

FreightCar America, Inc.	708	14

GP Strategies Corp. *	883	14

Handy & Harman Ltd. *	354	5

Hexcel Corp. †*	5,850	143

Hillenbrand, Inc.	3,790	71

John Bean Technologies Corp.	1,657	23

Koppers Holdings, Inc.	1,213	43

LSB Industries, Inc. *	1,079	30

Lydall, Inc. †*	984	12

Metabolix, Inc. †*	2,071	4

Movado Group, Inc. †	1,007	28

Myers Industries, Inc.	1,760	30

NL Industries, Inc. †	398	5

Park-Ohio Holdings Corp. †*	493	9

PMFG, Inc. †*	1,180	9

Proto Labs, Inc. *	294	11

Raven Industries, Inc. †	1,113	74

Smith & Wesson Holding Corp. *	3,609	24

Standex International Corp.	743	30

STR Holdings, Inc. †*	1,702	6

Sturm Ruger & Co., Inc. †	1,120	44

Tredegar Corp. †	1,427	19

Trimas Corp. *	1,742	35
		1,417

Office Furnishings – 0.4%

Compx International, Inc. †	100	1

Herman Miller, Inc.	3,482	64

HNI Corp. †	2,740	63

Interface, Inc.	3,101	40

Knoll, Inc.	2,819	38

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Office Furnishings – 0.4% – continued

Steelcase, Inc., Class A	4,681	$41
		247

Oil & Gas – 2.9%

Abraxas Petroleum Corp. †*	4,977	14

Alon USA Energy, Inc.	698	6

Apco Oil and Gas International, Inc. †	531	12

Approach Resources, Inc. *	1,534	43

ATP Oil & Gas Corp. †*	2,637	14

Berry Petroleum Co., Class A †	3,091	120

Bill Barrett Corp. †*	2,770	54

Bonanza Creek Energy, Inc. *	598	10

BPZ Resources, Inc. †*	5,892	18

Callon Petroleum Co. *	2,372	10

CAMAC Energy, Inc. †*	3,726	3

Carrizo Oil & Gas, Inc. †*	2,369	52

Cheniere Energy, Inc. †*	9,182	129

Clayton Williams Energy, Inc. †*	372	21

Comstock Resources, Inc. †*	2,803	42

Contango Oil & Gas Co. †*	724	38

Crimson Exploration, Inc. †*	1,381	6

CVR Energy, Inc. †*	992	25

Delek US Holdings, Inc.	835	13

Endeavour International Corp. †*	2,159	22

Energy Partners Ltd. *	1,695	27

Energy XXI Bermuda Ltd. †	4,527	141

Evolution Petroleum Corp. †*	990	8

FX Energy, Inc. †*	3,153	15

Gastar Exploration Ltd. †*	3,535	6

GeoResources, Inc. †*	1,188	42

GMX Resources, Inc. †*	4,277	4

Goodrich Petroleum Corp. †*	1,505	22

Gulfport Energy Corp. *	2,680	50

Harvest Natural Resources, Inc. †*	1,914	11

Hercules Offshore, Inc. *	8,144	27

Houston American Energy Corp. †*	919	1

Hyperdynamics Corp. †*	9,914	8

Isramco, Inc. †*	60	5

Kodiak Oil & Gas Corp. †*	15,437	125

Magnum Hunter Resources Corp. †*	8,788	35

Matador Resources Co. *	828	8

McMoRan Exploration Co. †*	6,069	59

Miller Energy Resources, Inc. †*	1,860	8

Northern Oil and Gas, Inc. †*	3,713	67

Oasis Petroleum, Inc. †*	3,574	92

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Oil & Gas – 2.9% – continued

Panhandle Oil and Gas, Inc., Class A †	412	$10

Parker Drilling Co. *	7,261	36

Penn Virginia Corp. †	2,589	15

Petroleum Development Corp. †*	1,781	44

Petroquest Energy, Inc. †*	3,284	16

Resolute Energy Corp. †*	2,665	23

Rex Energy Corp. †*	2,492	25

Rosetta Resources, Inc. †*	3,181	123

Sanchez Energy Corp. *	599	14

Stone Energy Corp. *	2,888	68

Swift Energy Co. †*	2,592	52

Triangle Petroleum Corp. †*	2,558	13

U.S. Energy Corp. Wyoming †*	1,584	4

Vaalco Energy, Inc. †*	2,981	25

Vantage Drilling Co. †*	10,235	15

Venoco, Inc. *	1,688	16

Voyager Oil & Gas, Inc. †*	2,829	5

W&T Offshore, Inc. †	2,056	32

Warren Resources, Inc. †*	4,308	9

Western Refining, Inc. †	3,108	60

Zion Oil & Gas, Inc. †*	1,931	4
		2,022

Oil & Gas Services – 1.3%

Basic Energy Services, Inc. †*	1,442	16

C&J Energy Services, Inc. †*	699	13

Cal Dive International, Inc. †*	6,048	16

Dawson Geophysical Co. *	446	10

Dril-Quip, Inc. *	2,060	125

Exterran Holdings, Inc. †*	3,765	43

Flotek Industries, Inc. †*	2,927	31

Geokinetics, Inc. †*	658	–

Global Geophysical Services, Inc. *	1,083	8

Gulf Island Fabrication, Inc. †	852	21

Helix Energy Solutions Group, Inc. *	6,383	109

Hornbeck Offshore Services, Inc. †*	1,820	61

ION Geophysical Corp. †*	7,734	47

Key Energy Services, Inc. *	7,596	75

Lufkin Industries, Inc. †	2,009	116

Matrix Service Co. *	1,679	17

Mitcham Industries, Inc. *	693	13

Natural Gas Services Group, Inc. *	710	10

Newpark Resources, Inc. †*	5,311	31

OYO Geospace Corp. *	260	24

Pioneer Drilling Co. *	3,589	27

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Oil & Gas Services – 1.3% – continued

Targa Resources Corp.	974	$43

Tesco Corp. *	1,785	22

TETRA Technologies, Inc. †*	4,516	29

Thermon Group Holdings, Inc. †*	590	12

Union Drilling, Inc. †*	943	4

Willbros Group, Inc. †*	2,328	13
		936

Packaging & Containers – 0.1%

AEP Industries, Inc. *	240	8

Graphic Packaging Holding Co. *	9,817	49
		57

Pharmaceuticals – 3.6%

Achillion Pharmaceuticals, Inc. †*	2,736	20

Acura Pharmaceuticals, Inc. †*	773	2

Akorn, Inc. †*	3,289	45

Alimera Sciences, Inc. †*	715	2

Alkermes PLC †*	5,724	89

Allos Therapeutics, Inc. *	4,580	8

Amicus Therapeutics, Inc. †*	1,261	6

Ampio Pharmaceuticals, Inc. †*	1,269	4

Anacor Pharmaceuticals, Inc. *	722	4

Antares Pharma, Inc. †*	5,256	14

Anthera Pharmaceuticals, Inc. †*	1,384	3

Array Biopharma, Inc. *	5,067	16

Auxilium Pharmaceuticals, Inc. *	2,808	54

AVANIR Pharmaceuticals, Inc., Class A †*	7,859	23

AVI BioPharma, Inc. †*	8,454	6

BioScrip, Inc. †*	2,377	16

Biospecifics Technologies Corp. †*	322	5

Cadence Pharmaceuticals, Inc. †*	2,873	8

Cempra, Inc. †*	237	2

ChemoCentryx, Inc. †*	308	4

Clovis Oncology, Inc. †*	640	11

Corcept Therapeutics, Inc. †*	2,290	9

Cornerstone Therapeutics, Inc. †*	442	2

Cytori Therapeutics, Inc. †*	2,924	7

Depomed, Inc. †*	3,083	16

Durect Corp. †*	4,971	4

Dusa Pharmaceuticals, Inc. †*	1,505	8

Dyax Corp. †*	5,747	11

Endocyte, Inc. †*	1,092	7

Furiex Pharmaceuticals, Inc. *	585	12

Hi-Tech Pharmacal Co., Inc. †*	619	18

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Pharmaceuticals – 3.6% – continued

Idenix Pharmaceuticals, Inc. †*	3,508	$32

Impax Laboratories, Inc. *	3,925	81

Infinity Pharmaceuticals, Inc. †*	1,113	14

Ironwood Pharmaceuticals, Inc. †*	3,206	38

Isis Pharmaceuticals, Inc. †*	6,162	61

ISTA Pharmaceuticals, Inc. †*	1,936	18

Jazz Pharmaceuticals PLC †*	1,299	56

Keryx Biopharmaceuticals, Inc. †*	4,117	7

KV Pharmaceutical Co., Class A †*	3,122	4

Lannett Co., Inc. *	1,025	4

MannKind Corp. †*	5,926	11

MAP Pharmaceuticals, Inc. †*	1,322	16

Medicis Pharmaceutical Corp., Class A †	3,688	133

Medivation, Inc. †*	1,872	158

Nabi Biopharmaceuticals †*	2,501	4

Nature’s Sunshine Products, Inc. †	682	10

Nektar Therapeutics †*	6,704	45

Neogen Corp. †*	1,419	55

Neurocrine Biosciences, Inc. *	3,467	23

Nutraceutical International Corp. †*	553	8

Obagi Medical Products, Inc. *	1,104	14

Omega Protein Corp. †*	1,184	8

Onyx Pharmaceuticals, Inc. *	3,776	173

Opko Health, Inc. †*	6,343	29

Optimer Pharmaceuticals, Inc. †*	2,718	41

Orexigen Therapeutics, Inc. †*	2,719	9

Osiris Therapeutics, Inc. †*	987	6

Pacira Pharmaceuticals, Inc. †*	426	5

Pain Therapeutics, Inc. †*	2,274	9

Par Pharmaceutical Cos., Inc. *	2,176	78

Pernix Therapeutics Holdings *	219	1

Pharmacyclics, Inc. †*	2,701	85

PharMerica Corp. *	1,761	17

Pozen, Inc. †*	1,542	11

Progenics Pharmaceuticals, Inc. *	1,676	15

Questcor Pharmaceuticals, Inc. †*	3,175	131

Raptor Pharmaceutical Corp. †*	2,786	15

Rigel Pharmaceuticals, Inc. †*	4,279	32

Sagent Pharmaceuticals, Inc. †*	384	6

Salix Pharmaceuticals Ltd. †*	3,480	180

Santarus, Inc. †*	3,219	21

Savient Pharmaceuticals, Inc. †*	4,418	3

Schiff Nutrition International, Inc. †*	712	12

Sciclone Pharmaceuticals, Inc. †*	2,095	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Pharmaceuticals – 3.6% – continued

SIGA Technologies, Inc. †*	2,057	$5

Sucampo Pharmaceuticals, Inc., Class A †*	753	6

Synta Pharmaceuticals Corp. †*	1,595	8

Synutra International, Inc. †*	1,004	5

Targacept, Inc. †*	1,600	7

Theravance, Inc. †*	4,156	86

USANA Health Sciences, Inc. †*	366	15

Vanda Pharmaceuticals, Inc. *	1,687	7

ViroPharma, Inc. †*	4,261	86

Vivus, Inc. †*	5,859	145

XenoPort, Inc. †*	2,098	12

Zalicus, Inc. †*	4,696	4

Zogenix, Inc. †*	1,254	2
		2,516

Pipelines – 0.2%

Crosstex Energy, Inc. †	2,376	32

SemGroup Corp., Class A †*	2,442	74
		106

Real Estate – 0.2%

AV Homes, Inc. *	546	6

Consolidated-Tomoka Land Co. †	262	7

Forestar Group, Inc. *	2,072	28

HFF, Inc., Class A *	1,821	24

Kennedy-Wilson Holdings, Inc. †	1,614	21

Sovran Self Storage, Inc.	1,667	82
		168

Real Estate Investment Trusts – 9.5%

A.G. Mortgage Investment Trust, Inc.	594	12

Acadia Realty Trust	2,502	56

Agree Realty Corp.	678	14

Alexander’s, Inc. †	126	49

American Assets Trust, Inc.	1,974	45

American Campus Communities, Inc.	4,419	194

American Capital Mortgage Investment Corp. †	1,057	25

Anworth Mortgage Asset Corp.	8,164	55

Apollo Commercial Real Estate Finance, Inc. †	1,214	19

Apollo Residential Mortgage, Inc.	1,402	26

ARMOUR Residential REIT, Inc. †	10,476	73

Ashford Hospitality Trust, Inc.	3,049	26

Associated Estates Realty Corp.	2,452	39

BioMed Realty Trust, Inc.	9,200	166

Campus Crest Communities, Inc. †	1,827	20

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 9.5% – continued

CapLease, Inc.	3,981	$16

Capstead Mortgage Corp.	5,472	75

CBL & Associates Properties, Inc. †	8,859	155

Cedar Realty Trust, Inc. †	3,309	16

Chatham Lodging Trust †	833	11

Chesapeake Lodging Trust †	1,881	34

Colonial Properties Trust	5,270	112

Colony Financial, Inc.	1,923	32

Coresite Realty Corp.	1,183	28

Cousins Properties, Inc.	5,343	39

CreXus Investment Corp.	3,346	33

CubeSmart †	7,388	84

CYS Investments, Inc. †	6,735	92

DCT Industrial Trust, Inc. †	14,483	84

DiamondRock Hospitality Co.	9,867	98

DuPont Fabros Technology, Inc. †	3,464	88

Dynex Capital, Inc. †	3,215	30

EastGroup Properties, Inc. †	1,635	81

Education Realty Trust, Inc.	5,572	61

Entertainment Properties Trust	2,792	115

Equity Lifestyle Properties, Inc.	1,943	128

Equity One, Inc.	3,172	63

Excel Trust, Inc. †	1,837	21

Extra Space Storage, Inc.	6,138	174

FelCor Lodging Trust, Inc. *	7,438	31

First Industrial Realty Trust, Inc. *	5,236	62

First Potomac Realty Trust	2,934	35

Franklin Street Properties Corp.	4,128	40

Getty Realty Corp. †	1,495	24

Gladstone Commercial Corp. †	627	10

Glimcher Realty Trust	8,216	76

Government Properties Income Trust †	2,076	44

Hatteras Financial Corp.	5,667	162

Healthcare Realty Trust, Inc. †	4,689	103

Hersha Hospitality Trust	9,790	52

Highwoods Properties, Inc. †	4,277	138

Home Properties, Inc. †	2,866	172

Hudson Pacific Properties, Inc. †	1,847	30

Inland Real Estate Corp.	4,500	37

Invesco Mortgage Capital, Inc.	6,794	123

Investors Real Estate Trust †	4,911	35

iStar Financial, Inc. †*	4,806	27

Kilroy Realty Corp. †	4,080	187

Kite Realty Group Trust	3,167	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 9.5% – continued

LaSalle Hotel Properties	5,087	$140

Lexington Realty Trust †	7,237	60

LTC Properties, Inc.	1,843	59

Medical Properties Trust, Inc.	8,131	73

MFA Financial, Inc.	21,275	162

Mid-America Apartment Communities, Inc.	2,442	165

Mission West Properties, Inc.	1,037	9

Monmouth Real Estate Investment Corp., Class A †	2,303	23

MPG Office Trust, Inc. †*	2,668	5

National Health Investors, Inc. †	1,472	71

National Retail Properties, Inc. †	6,239	165

Newcastle Investment Corp.	7,392	49

NorthStar Realty Finance Corp. †	6,956	36

Omega Healthcare Investors, Inc. †	6,087	129

One Liberty Properties, Inc. †	652	12

Parkway Properties, Inc. †	1,273	13

Pebblebrook Hotel Trust	3,072	67

Pennsylvania Real Estate Investment Trust	3,273	42

PennyMac Mortgage Investment Trust	2,451	45

Post Properties, Inc.	3,167	153

Potlatch Corp.	2,362	68

PS Business Parks, Inc.	1,128	74

RAIT Financial Trust †	2,966	12

Ramco-Gershenson Properties Trust †	2,735	33

Redwood Trust, Inc. †	4,783	58

Resource Capital Corp. †	4,968	27

Retail Opportunity Investments Corp. †	2,962	36

RLJ Lodging Trust †	1,603	28

Sabra Health Care REIT, Inc. †	2,277	33

Saul Centers, Inc. †	443	18

STAG Industrial, Inc. †	925	13

Starwood Property Trust, Inc.	6,751	135

Strategic Hotels & Resorts, Inc. *	11,319	71

Summit Hotel Properties, Inc. †	1,645	13

Sun Communities, Inc. †	1,558	64

Sunstone Hotel Investors, Inc. *	7,136	71

Tanger Factory Outlet Centers †	5,149	160

Terreno Realty Corp. †	791	11

Two Harbors Investment Corp.	12,370	128

UMH Properties, Inc. †	712	7

Universal Health Realty Income Trust †	712	28

Urstadt Biddle Properties, Inc., Class A	1,388	25

Washington Real Estate Investment Trust †	3,970	112

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 9.5% – continued

Whitestone REIT, Class B †	509	$7

Winthrop Realty Trust †	1,672	17
		6,619

Retail – 6.9%

Aeropostale, Inc. *	4,853	90

AFC Enterprises, Inc. †*	1,556	33

America’s Car-Mart, Inc. *	510	22

ANN, Inc. *	2,850	77

Asbury Automotive Group, Inc. *	1,717	46

Ascena Retail Group, Inc. *	7,513	142

Barnes & Noble, Inc. †*	1,752	29

bebe stores, Inc. †	2,276	15

Benihana, Inc. †	810	13

Big 5 Sporting Goods Corp. †	1,223	8

Biglari Holdings, Inc. †*	71	28

BJ’s Restaurants, Inc. †*	1,454	64

Bob Evans Farms, Inc.	1,788	72

Body Central Corp. †*	708	10

Bon-Ton Stores (The), Inc. †	777	4

Bravo Brio Restaurant Group, Inc. †*	1,213	20

Brown Shoe Co., Inc. †	2,481	30

Buckle (The), Inc. †	1,590	62

Buffalo Wild Wings, Inc. *	1,079	92

Build-A-Bear Workshop, Inc. †*	910	4

Cabela’s, Inc. *	2,601	92

Caribou Coffee Co., Inc. †*	767	9

Carrols Restaurant Group, Inc. †*	748	5

Casey’s General Stores, Inc. †	2,271	129

Cash America International, Inc. †	1,779	79

Casual Male Retail Group, Inc. *	2,518	8

Cato (The) Corp., Class A	1,627	47

CEC Entertainment, Inc. †	1,110	39

Charming Shoppes, Inc. *	6,832	50

Cheesecake Factory (The), Inc. †*	3,298	107

Children’s Place Retail Stores (The), Inc. *	1,443	66

Christopher & Banks Corp. †	1,994	2

Citi Trends, Inc. †*	861	12

Coinstar, Inc. †*	1,881	116

Coldwater Creek, Inc. †*	4,456	4

Collective Brands, Inc. *	3,714	79

Conn’s, Inc. *	847	15

Cost Plus, Inc. *	1,127	25

Cracker Barrel Old Country Store, Inc. †	1,356	83

Denny’s Corp. *	5,727	25

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Retail – 6.9% – continued

Destination Maternity Corp.	635	$12

DineEquity, Inc. *	912	44

Domino’s Pizza, Inc.	3,489	107

Einstein Noah Restaurant Group, Inc.	315	5

Express, Inc. *	3,331	62

Ezcorp, Inc., Class A *	2,767	65

Fiesta Restaurant Group, Inc. †*	748	9

Fifth & Pacific Co., Inc. †*	6,064	73

Finish Line (The), Inc., Class A †	3,056	63

First Cash Financial Services, Inc. †*	1,740	65

Francesca’s Holdings Corp. *	601	14

Fred’s, Inc., Class A †	2,207	30

Genesco, Inc. *	1,423	95

GNC Holdings, Inc., Class A	1,345	52

Gordmans Stores, Inc. †*	311	6

Group 1 Automotive, Inc. †	1,371	72

Haverty Furniture Cos., Inc.	1,059	13

hhgregg, Inc. †*	1,036	11

Hibbett Sports, Inc. †*	1,618	91

Hot Topic, Inc. †	2,656	26

HSN, Inc. †	2,352	91

Jack in the Box, Inc. *	2,600	67

Jamba, Inc. †*	3,627	7

Jos. A. Bank Clothiers, Inc. †*	1,672	74

Kenneth Cole Productions, Inc., Class A *	471	7

Kirkland’s, Inc. *	918	10

Krispy Kreme Doughnuts, Inc. †*	3,511	22

Lithia Motors, Inc., Class A †	1,374	34

Luby’s, Inc. *	1,148	6

Lumber Liquidators Holdings, Inc. †*	1,352	39

MarineMax, Inc. †*	1,380	13

Mattress Firm Holding Corp. †*	335	11

Men’s Wearhouse (The), Inc.	3,091	111

New York & Co., Inc. *	1,578	6

Nu Skin Enterprises, Inc., Class A †	3,264	140

Office Depot, Inc. †*	16,471	35

OfficeMax, Inc. †*	4,987	24

P.F. Chang’s China Bistro, Inc.	1,258	65

Pacific Sunwear of California, Inc. †*	2,969	4

Pantry (The), Inc. *	1,315	17

Papa John’s International, Inc. *	1,096	51

PC Connection, Inc. †	600	5

Penske Automotive Group, Inc. †	2,634	65

Pep Boys – Manny, Moe & Jack (The)	3,106	29

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Retail – 6.9% – continued

PetMed Express, Inc. †	1,220	$14

Pier 1 Imports, Inc. †	5,901	96

Pricesmart, Inc. †	1,073	73

Red Robin Gourmet Burgers, Inc. †*	756	24

Regis Corp. †	3,413	62

Rite Aid Corp. *	34,688	45

Roundy’s, Inc. †	1,147	12

Ruby Tuesday, Inc. †*	3,773	27

rue21, Inc. †*	871	23

Rush Enterprises, Inc., Class A *	1,901	32

Ruth’s Hospitality Group, Inc. †*	2,053	13

Saks, Inc. †*	6,976	69

Shoe Carnival, Inc. *	781	17

Sonic Automotive, Inc., Class A †	2,367	35

Sonic Corp. †*	3,581	31

Stage Stores, Inc.	1,859	32

Stein Mart, Inc. †*	1,623	12

Steinway Musical Instruments, Inc. *	375	8

Susser Holdings Corp. *	564	16

Systemax, Inc. †*	650	8

Talbots, Inc. †*	4,086	10

Teavana Holdings, Inc. †*	400	5

Texas Roadhouse, Inc. †	3,735	68

Tuesday Morning Corp. †*	2,462	10

Vera Bradley, Inc. †*	1,161	25

Vitamin Shoppe, Inc. †*	1,507	75

West Marine, Inc. *	854	9

Wet Seal (The), Inc., Class A *	5,344	15

Winmark Corp. †	130	7

World Fuel Services Corp. †	4,220	158

Zale Corp. †*	1,902	4

Zumiez, Inc. †*	1,250	46
		4,782

Savings & Loans – 0.9%

Astoria Financial Corp. †	5,432	49

Bank Mutual Corp. †	2,781	10

BankFinancial Corp. †	1,211	8

Beneficial Mutual Bancorp, Inc. †*	1,938	17

Berkshire Hills Bancorp, Inc.	1,203	26

BofI Holding, Inc. †*	557	10

Brookline Bancorp, Inc. †	3,984	35

Cape Bancorp, Inc. †*	667	5

Charter Financial Corp. †	390	3

Clifton Savings Bancorp, Inc.	500	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Savings & Loans – 0.9% – continued

Dime Community Bancshares, Inc	1,807	$24

ESB Financial Corp. †	698	9

ESSA Bancorp, Inc. †	600	6

First Defiance Financial Corp.	562	9

First Financial Holdings, Inc. †	952	9

First Pactrust Bancorp, Inc.	529	6

Flagstar Bancorp, Inc. †*	11,290	9

Flushing Financial Corp.	1,813	23

Fox Chase Bancorp, Inc. †	763	10

Home Federal Bancorp, Inc. †	945	8

HomeStreet, Inc. *	259	9

Investors Bancorp, Inc. †*	2,707	40

Kearny Financial Corp.	756	7

Meridian Interstate Bancorp, Inc. †*	518	7

Northfield Bancorp, Inc. †	960	13

Northwest Bancshares, Inc.	5,899	68

OceanFirst Financial Corp. †	854	12

Oritani Financial Corp.	2,701	37

Provident Financial Services, Inc. †	3,564	50

Provident New York Bancorp †	2,295	18

Rockville Financial, Inc. †	1,753	20

Roma Financial Corp.	461	4

Territorial Bancorp, Inc. †	614	13

United Financial Bancorp, Inc. †	960	13

ViewPoint Financial Group, Inc. †	2,037	31

Westfield Financial, Inc. †	1,559	11

WSFS Financial Corp.	384	14
		648

Semiconductors – 2.8%

Aeroflex Holding Corp. †*	1,191	8

Alpha & Omega Semiconductor Ltd. *	903	8

Amkor Technology, Inc. †*	5,219	25

Amtech Systems, Inc. †*	592	3

ANADIGICS, Inc. †*	4,011	8

Applied Micro Circuits Corp. †*	3,672	20

ATMI, Inc. *	1,858	37

Axcelis Technologies, Inc. *	6,336	7

AXT, Inc. †*	1,940	7

Brooks Automation, Inc. †	3,898	36

Cabot Microelectronics Corp.	1,383	43

Cavium, Inc. †*	2,852	69

Ceva, Inc. †*	1,341	23

Cirrus Logic, Inc. †*	3,902	112

Cohu, Inc.	1,423	13

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Semiconductors – 2.8% – continued

Diodes, Inc. †*	2,081	$41

DSP Group, Inc. *	1,412	9

eMagin Corp. †*	1,080	3

Emcore Corp. †*	1,332	5

Emulex Corp. *	5,166	35

Entegris, Inc. *	8,251	64

Entropic Communications, Inc. †*	4,973	20

Exar Corp. †*	2,155	17

FormFactor, Inc. *	2,972	18

FSI International, Inc. †*	2,296	8

GSI Technology, Inc. †*	1,170	5

GT Advanced Technologies, Inc. †*	6,950	29

Hittite Microwave Corp. *	1,888	93

Inphi Corp. †*	1,303	11

Integrated Device Technology, Inc. *	9,086	50

Integrated Silicon Solution, Inc. *	1,611	15

Intermolecular, Inc. †*	625	4

IXYS Corp. †*	1,451	15

Kopin Corp. †*	4,086	12

Kulicke & Soffa Industries, Inc. *	4,243	45

Lattice Semiconductor Corp. *	6,936	32

LTX-Credence Corp. *	2,916	21

MaxLinear, Inc., Class A *	988	4

Micrel, Inc. †	3,006	29

Microsemi Corp. *	5,254	93

Mindspeed Technologies, Inc. †*	1,964	6

MIPS Technologies, Inc. †*	3,164	20

MKS Instruments, Inc.	3,160	83

Monolithic Power Systems, Inc. *	1,853	35

MoSys, Inc. †*	2,005	6

Nanometrics, Inc. †*	1,159	18

OmniVision Technologies, Inc. †*	3,080	50

Pericom Semiconductor Corp. †*	1,466	11

Photronics, Inc. †*	3,453	21

PLX Technology, Inc. †*	2,558	16

Power Integrations, Inc. †	1,697	69

Rambus, Inc. †*	5,743	28

Richardson Electronics Ltd. †	1,037	12

Rubicon Technology, Inc. †*	1,043	9

Rudolph Technologies, Inc. †*	1,853	16

Semtech Corp. *	3,847	93

Sigma Designs, Inc. *	1,962	12

Silicon Image, Inc. *	4,756	21

Standard Microsystems Corp. *	1,343	49

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Semiconductors – 2.8% – continued

Supertex, Inc. †*	623	$12

Tessera Technologies, Inc.	3,007	41

TriQuint Semiconductor, Inc. †*	9,665	50

Ultra Clean Holdings *	1,323	8

Ultratech, Inc. *	1,480	45

Veeco Instruments, Inc. †*	2,481	86

Volterra Semiconductor Corp. †*	1,445	40
		1,954

Software – 4.2%

Accelrys, Inc. †*	3,281	26

ACI Worldwide, Inc. *	2,357	90

Actuate Corp. *	2,226	15

Acxiom Corp. *	4,791	67

Advent Software, Inc. *	1,935	50

American Software, Inc., Class A †	1,366	11

Aspen Technology, Inc. *	5,098	113

athenahealth, Inc. †*	2,084	151

AVG Technologies N.V. *	480	7

Avid Technology, Inc. †*	1,788	13

Blackbaud, Inc.	2,686	69

Bottomline Technologies, Inc. *	2,203	39

Callidus Software, Inc. *	1,698	8

CommVault Systems, Inc. *	2,632	123

Computer Programs & Systems, Inc.	647	35

Concur Technologies, Inc. †*	2,670	165

Cornerstone OnDemand, Inc. *	676	14

CSG Systems International, Inc. *	2,019	33

Deltek, Inc. †*	1,297	14

Digi International, Inc. †*	1,494	13

DynaVox, Inc., Class A †*	511	1

Ebix, Inc. †	1,778	31

Envestnet, Inc. †*	1,128	13

EPAM Systems, Inc. †*	218	4

EPIQ Systems, Inc. †	1,805	20

Epocrates, Inc. †*	333	3

Fair Isaac Corp.	2,153	88

FalconStor Software, Inc. †*	1,759	5

Geeknet, Inc. †*	271	5

Glu Mobile, Inc. †*	2,871	13

Greenway Medical Technologies *	457	7

Guidance Software, Inc. †*	775	6

Guidewire Software, Inc. †*	530	14

Imperva, Inc. †*	323	8

inContact, Inc. *	1,821	10

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Software – 4.2% – continued

InnerWorkings, Inc. †*	1,538	$18

Interactive Intelligence Group, Inc. †*	896	23

JDA Software Group, Inc. *	2,492	69

Jive Software, Inc. †*	925	15

Mantech International Corp., Class A †	1,372	30

MedAssets, Inc. *	2,795	32

Medidata Solutions, Inc. *	1,230	35

MicroStrategy, Inc., Class A *	483	59

MModal, Inc. †*	1,998	25

Monotype Imaging Holdings, Inc. *	2,089	29

NetSuite, Inc. *	1,729	81

Omnicell, Inc. *	1,922	25

Opnet Technologies, Inc. †	863	22

Parametric Technology Corp. *	7,121	144

PDF Solutions, Inc. †*	1,409	12

Pegasystems, Inc. †	976	30

Progress Software Corp. *	3,745	72

PROS Holdings, Inc. *	1,250	19

QAD, Inc., Class A †	380	5

QLIK Technologies, Inc. *	4,417	100

Quality Systems, Inc.	2,286	65

Quest Software, Inc. *	3,425	86

RealPage, Inc. †*	1,773	32

Rosetta Stone, Inc. †*	655	9

Schawk, Inc. †	710	8

SciQuest, Inc. *	746	12

Seachange International, Inc. *	1,505	12

Smith Micro Software, Inc. †*	1,965	3

SolarWinds, Inc. *	3,413	156

SS&C Technologies Holdings, Inc. *	1,472	35

Synchronoss Technologies, Inc. †*	1,556	28

SYNNEX Corp. *	1,483	49

Take-Two Interactive Software, Inc. *	4,452	51

Tangoe, Inc. *	597	12

THQ, Inc. †*	4,194	3

Tyler Technologies, Inc. †*	1,805	67

Ultimate Software Group, Inc. †*	1,552	125

Verint Systems, Inc. *	1,244	36
		2,918

Storage/Warehousing – 0.1%

Mobile Mini, Inc. †*	2,163	30

Wesco Aircraft Holdings, Inc. †*	1,258	17
		47

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Telecommunications – 2.5%

8x8, Inc. †*	3,762	$15

ADTRAN, Inc. †	3,879	113

Alaska Communications Systems Group, Inc. †	2,764	5

Anaren, Inc. †*	891	17

Anixter International, Inc.	1,711	98

Arris Group, Inc. *	6,951	86

Aruba Networks, Inc. †*	5,413	71

Atlantic Tele-Network, Inc.	560	18

Aviat Networks, Inc. *	3,688	10

Black Box Corp.	1,041	23

Calix, Inc. †*	2,379	19

Cbeyond, Inc. *	1,576	9

Cincinnati Bell, Inc. †*	12,237	43

Communications Systems, Inc.	360	4

Comtech Telecommunications Corp. †	1,106	32

Consolidated Communications Holdings, Inc. †	1,539	23

Dialogic, Inc. †*	1,147	1

DigitalGlobe, Inc. *	2,089	34

Extreme Networks, Inc. †*	5,320	20

Fairpoint Communications, Inc. †*	1,256	7

Finisar Corp. †*	5,410	78

General Communication, Inc., Class A †*	2,202	14

GeoEye, Inc. †*	1,299	25

Globalstar, Inc. †*	8,161	3

Globecomm Systems, Inc. †*	1,348	14

Harmonic, Inc. *	6,726	29

HickoryTech Corp.	754	7

IDT Corp., Class B	827	7

Infinera Corp. †*	6,423	41

InterDigital, Inc. †	2,737	68

Iridium Communications, Inc. *	2,602	22

Ixia †*	2,411	25

KVH Industries, Inc. †*	825	8

Leap Wireless International, Inc. †*	3,562	21

LogMeIn, Inc. †*	1,199	38

Loral Space & Communications, Inc.	639	39

Lumos Networks Corp. †	871	9

Meru Networks, Inc. †*	710	1

Motricity, Inc. †*	2,244	1

NeoPhotonics Corp. *	534	2

NETGEAR, Inc. *	2,215	69

Neutral Tandem, Inc. †*	1,861	25

Novatel Wireless, Inc. †*	1,851	4

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Telecommunications – 2.5% – continued

NTELOS Holdings Corp.	879	$17

NumereX Corp., Class A †*	614	6

Oclaro, Inc. †*	3,086	8

Oplink Communications, Inc. *	1,163	15

Opnext, Inc. *	2,478	3

ORBCOMM, Inc. †*	2,126	7

Plantronics, Inc.	2,621	79

Powerwave Technologies, Inc. †*	2,059	2

Preformed Line Products Co. †	138	8

Premiere Global Services, Inc. *	3,236	27

Procera Networks, Inc. †*	1,142	24

RF Micro Devices, Inc. *	16,854	64

RigNet, Inc. †*	326	5

Shenandoah Telecommunications Co. †	1,354	14

ShoreTel, Inc. *	2,690	11

Sonus Networks, Inc. †*	13,143	32

SureWest Communications	838	18

Sycamore Networks, Inc. †*	1,202	16

Symmetricom, Inc. †*	2,570	14

TeleNav, Inc. *	984	6

Ubiquiti Networks, Inc. †*	521	10

UniTek Global Services, Inc. †*	689	2

USA Mobility, Inc. †	1,268	16

ViaSat, Inc. †*	2,180	92

Vonage Holdings Corp. †*	8,105	15

Westell Technologies, Inc., Class A †*	3,239	7
		1,716

Textiles – 0.1%

G&K Services, Inc., Class A	1,096	32

UniFirst Corp.	834	48
		80

Toys, Games & Hobbies – 0.1%

JAKKS Pacific, Inc. †	1,688	31

LeapFrog Enterprises, Inc. *	2,472	26
		57

Transportation – 1.8%

Air Transport Services Group, Inc. *	3,183	16

Arkansas Best Corp.	1,475	19

Atlas Air Worldwide Holdings, Inc. *	1,547	70

Baltic Trading Ltd. †	987	4

Bristow Group, Inc.	2,186	87

CAI International, Inc. *	733	14

Celadon Group, Inc.	1,201	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Transportation – 1.8% – continued

Covenant Transport Group, Inc., Class A †*	607	$2

DHT Holdings, Inc. †	4,015	3

Eagle Bulk Shipping, Inc. †*	902	3

Echo Global Logistics, Inc. †*	669	11

Excel Maritime Carriers Ltd. †*	2,533	2

Forward Air Corp.	1,787	57

Frontline Ltd. †	3,027	14

Genco Shipping & Trading Ltd. †*	2,150	7

Genesee & Wyoming, Inc., Class A *	2,387	120

Golar LNG Ltd. †	2,405	84

Gulfmark Offshore, Inc., Class A *	1,443	51

Heartland Express, Inc. †	2,945	42

Hub Group, Inc., Class A *	2,225	78

International Shipholding Corp. †	299	5

Knight Transportation, Inc. †	3,588	60

Knightsbridge Tankers Ltd. †	1,280	12

Marten Transport Ltd.	920	19

Nordic American Tankers Ltd. †	3,100	39

Old Dominion Freight Line, Inc. †*	2,836	123

Overseas Shipholding Group, Inc. †	1,593	17

Pacer International, Inc. *	2,115	12

Patriot Transportation Holding, Inc. †*	377	8

PHI, Inc. (Non Voting) †*	783	19

Quality Distribution, Inc. *	1,003	11

RailAmerica, Inc. †*	1,334	32

Roadrunner Transportation Systems, Inc. *	549	9

Saia, Inc. †*	961	21

Scorpio Tankers, Inc. †*	1,820	10

Ship Finance International Ltd. †	2,634	41

Swift Transportation Co. †*	4,660	49

Teekay Tankers Ltd., Class A †	3,151	13

Ultrapetrol Bahamas Ltd. †*	1,300	2

Universal Truckload Services, Inc. †	338	4

Werner Enterprises, Inc. †	2,573	63
		1,272

Trucking & Leasing – 0.2%

AMERCO	531	45

Greenbrier Cos., Inc. †*	1,169	16

TAL International Group, Inc. †	1,293	42

Textainer Group Holdings Ltd. †	679	22
		125

Water – 0.3%

American States Water Co. †	1,083	40

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMONSTOCKS – 96.0% – continued

Water – 0.3% – continued

Artesian Resources Corp., Class A †	454	$9

California Water Service Group †	2,437	42

Connecticut Water Service, Inc. †	508	14

Consolidated Water Co. Ltd. †	851	7

Middlesex Water Co. †	910	17

PICO Holdings, Inc. †*	1,325	29

SJW Corp. †	839	19

York Water Co. †	761	13
		190
Total Common Stocks
(Cost $60,830)		66,693

INVESTMENT COMPANIES – 50.3%

Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	2,271,506	2,271

Northern Institutional Funds – Liquid Assets Portfolio (3)(5)(6)	32,673,877	32,674
Total Investment Companies
(Cost $34,945)		34,945

OTHER – 0.0%

Escrow DLB Oil & Gas. (7)*	400	–

Escrow Gerber Scientific, Inc. †*	1,539	–

Escrow Position PetroCorp. (7)*	420	–
Total Other
(Cost $ – )		–

RIGHTS – 0.0%

CSF Holdings, Inc. *	2,000	–
Total Rights
(Cost $ – )		–

	NUMBER OF WARRANTS	VALUE (000s)

WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50 †*	724	$–
Total Warrants
(Cost $ – )		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Bill, 0.14%, 11/1/12 (8)	$395	$395
Total Short-Term Investments
(Cost $395)		395

Total Investments – 146.9%
(Cost $96,170)		102,033

Liabilities less Other Assets – (46.9)%		(32,566)
NET ASSETS – 100.0%		$69,467

(1)	Cohen & Steers, Inc. is an affiliate of Cohen & Steers Capital Management, Inc., sub-adviser for the Northern Multi-Manager Global Real Estate Fund.
(2)	Pzena Investment Management, Inc. is an affiliate of Pzena Investment Management, LLC, sub-adviser for the Northern Multi-Manager Emerging Markets Equity Fund.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,031,000 with net purchases of approximately $1,240,000 during the six months ended May 31, 2012.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $33,589,000 with net sales of approximately $915,000 during the six months ended May 31, 2012.
(7)	Security has been deemed worthless.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2012, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini	35	$2,664	Long	6/12	$(54)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

At May 31, 2012, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.9%
Consumer Staples	3.7
Energy	5.7
Financials	23.5
Health Care	12.9
Industrials	15.5
Information Technology	16.1
Materials	4.4
Telecommunication Services	0.8
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$66,693	(1)	$–	$–	$66,693
Investment Companies	34,945		–	–	34,945
Short-Term Investments	–		395	–	395
Total Investments	$101,638		$395	$–	$102,033

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(54)		$–	$–	$(54)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6%

Aerospace/Defense – 2.1%

Boeing (The) Co.	15,625	$1,088

United Technologies Corp.	12,972	961
		2,049

Apparel – 2.7%

Coach, Inc.	13,355	901

NIKE, Inc., Class B	16,390	1,773
		2,674

Auto Parts & Equipment – 1.1%

Johnson Controls, Inc.	35,866	1,081

Beverages – 1.6%

PepsiCo, Inc.	23,031	1,563

Biotechnology – 5.0%

Alexion Pharmaceuticals, Inc. †*	15,705	1,423

Biogen Idec, Inc. *	11,044	1,444

Celgene Corp. *	28,866	1,970
		4,837

Chemicals – 3.2%

E.I. du Pont de Nemours & Co.	34,702	1,675

Monsanto Co.	18,450	1,424
		3,099

Commercial Services – 2.0%

Mastercard, Inc., Class A	4,737	1,926

Computers – 14.7%

Apple, Inc. *	13,345	7,710

Cognizant Technology Solutions Corp., Class A *	31,959	1,861

EMC Corp. *	72,160	1,721

International Business Machines Corp.	9,620	1,856

Teradata Corp. *	17,265	1,148
		14,296

Cosmetics/Personal Care – 1.2%

Estee Lauder (The) Cos., Inc., Class A	22,025	1,193

Distribution/Wholesale – 1.0%

W.W. Grainger, Inc. †	5,091	986

Diversified Financial Services – 2.9%

American Express Co.	30,520	1,704

IntercontinentalExchange, Inc. *	8,835	1,082
		2,786

Electronics – 1.1%

Trimble Navigation Ltd. †*	22,440	1,058

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Environmental Control – 1.2%

Stericycle, Inc. *	13,390	$1,168

Food – 1.8%

Whole Foods Market, Inc.	20,120	1,783

Healthcare – Products – 3.1%

Covidien PLC †	18,595	963

Intuitive Surgical, Inc. *	3,945	2,063
		3,026

Internet – 8.8%

Amazon.com, Inc. *	10,074	2,145

F5 Networks, Inc. †*	9,461	979

Facebook, Inc., Class A †*	10,000	296

Google, Inc., Class A *	6,223	3,615

priceline.com, Inc. †*	2,535	1,585
		8,620

Machinery – Diversified – 2.7%

Cummins, Inc. †	16,270	1,577

Deere & Co.	14,091	1,041
		2,618

Media – 2.6%

DIRECTV, Class A *	19,990	889

Walt Disney (The) Co.	35,070	1,603
		2,492

Metal Fabrication/Hardware – 1.3%

Precision Castparts Corp.	7,845	1,304

Miscellaneous Manufacturing – 1.9%

Danaher Corp.	36,470	1,895

Oil & Gas – 2.0%

Apache Corp.	9,811	798

Noble Energy, Inc.	13,390	1,131
		1,929

Oil & Gas Services – 3.7%

National Oilwell Varco, Inc.	29,900	1,996

Schlumberger Ltd.	25,405	1,607
		3,603

Pharmaceuticals – 4.6%

Abbott Laboratories	22,285	1,377

Allergan, Inc.	13,162	1,188

Express Scripts Holding Co. *	16,904	882

Perrigo Co. †	10,126	1,052
		4,499

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Real Estate Investment Trusts – 1.3%

American Tower Corp.	18,905	$1,227

Retail – 10.2%

Costco Wholesale Corp.	13,873	1,198

Dick’s Sporting Goods, Inc.	19,735	918

Dollar Tree, Inc. †*	10,635	1,097

Home Depot (The), Inc. †	20,461	1,010

Lululemon Athletica, Inc. †*	16,207	1,177

McDonald’s Corp.	15,190	1,357

Starbucks Corp.	36,355	1,996

Ulta Salon Cosmetics & Fragrance, Inc.	13,328	1,191
		9,944

Semiconductors – 3.1%

ARM Holdings PLC ADR	33,897	796

QUALCOMM, Inc.	39,035	2,237
		3,033

Software – 7.1%

Autodesk, Inc. *	26,930	862

Cerner Corp. *	18,630	1,452

Citrix Systems, Inc. *	27,295	1,995

Red Hat, Inc. †*	18,995	976

Salesforce.com, Inc. †*	10,077	1,397

VeriFone Systems, Inc. †*	6,232	225
		6,907

Transportation – 1.6%

Kansas City Southern	23,405	1,544
Total Common Stocks
(Cost $75,851)		93,140

INVESTMENT COMPANIES – 17.9%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	3,922,822	3,923
Northern Institutional Funds – Liquid Assets Portfolio (1)(3)(4)	13,485,086	13,485
Total Investment Companies
(Cost $17,408)		17,408

Total Investments – 113.5%
(Cost $93,259)		110,548

Liabilities less Other Assets – (13.5)%		(13,176)
NET ASSETS – 100.0%		$97,372

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,438,000 with net purchases of approximately $1,485,000 during the six months ended May 31, 2012.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $8,127,000 with net purchases of approximately $5,358,000 during the six months ended May 31, 2012.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2012, the industry sectors for the Large Cap Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	20.1%
Consumer Staples	6.2
Energy	6.0
Financials	4.3
Health Care	14.8
Industrials	12.4
Information Technology	32.9
Materials	3.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$93,140	(1)	$–	$–	$93,140
Investment Companies	17,408		–	–	17,408
Total Investments	$110,548		$–	$–	$110,548

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Agriculture – 2.7%

Philip Morris International, Inc.	721	$61

Apparel – 1.1%

VF Corp. †	186	26

Auto Parts & Equipment – 0.6%

Johnson Controls, Inc. †	462	14

Banks – 9.6%

Capital One Financial Corp.	732	38

Citigroup, Inc.	649	17

JPMorgan Chase & Co.	1,721	57

U.S. Bancorp †	1,568	49

Wells Fargo & Co.	1,823	58
		219

Beverages – 1.3%

Anheuser-Busch InBev N.V. ADR †	455	31

Biotechnology – 1.1%

Celgene Corp. *	362	25

Chemicals – 1.3%

Monsanto Co.	374	29

Commercial Services – 0.3%

Global Payments, Inc.	158	7

Computers – 9.1%

Apple, Inc. *	227	131

EMC Corp. *	1,449	35

International Business Machines Corp. †	123	24

Teradata Corp. †*	289	19
		209

Cosmetics/Personal Care – 1.5%

Procter & Gamble (The) Co.	546	34

Diversified Financial Services – 2.1%

Discover Financial Services †	853	28

IntercontinentalExchange, Inc. *	168	21
		49

Electric – 3.7%

Dominion Resources, Inc. †	810	42

Southern (The) Co.	924	43
		85

Electronics – 1.2%

Honeywell International, Inc. †	512	28

Healthcare – Products – 3.6%

Baxter International, Inc.	571	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Healthcare – Products – 3.6% – continued

C.R. Bard, Inc.	282	$27

Covidien PLC †	505	26
		82

Healthcare – Services – 2.1%

Aetna, Inc. †	806	33

Humana, Inc. †	192	15
		48

Insurance – 1.4%

CNO Financial Group, Inc. †*	3,947	27

MGIC Investment Corp. †*	2,054	5
		32

Internet – 1.7%

F5 Networks, Inc. †*	128	13

Google, Inc., Class A *	43	25
		38

Media – 3.0%

Comcast Corp., Class A †	1,180	34

Walt Disney (The) Co.	772	35
		69

Metal Fabrication/Hardware – 1.2%

Precision Castparts Corp. †	164	27

Mining – 0.6%

BHP Billiton Ltd. ADR †	206	13

Miscellaneous Manufacturing – 5.0%

Dover Corp. †	546	31

General Electric Co.	4,348	83
		114

Oil & Gas – 8.2%

Apache Corp. †	188	15

Chevron Corp. †	579	57

Exxon Mobil Corp. †	949	75

Noble Energy, Inc. †	238	20

Suncor Energy, Inc. †	726	20
		187

Oil & Gas Services – 2.5%

National Oilwell Varco, Inc.	304	20

Schlumberger Ltd. †	584	37
		57

Pharmaceuticals – 8.3%

Cardinal Health, Inc. †	830	34

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Pharmaceuticals – 8.3% – continued

Express Scripts Holding Co. †*	723	$38

Mead Johnson Nutrition Co. †	286	23

Merck & Co., Inc.	974	36

Pfizer, Inc. †	2,594	57
		188

Pipelines – 0.9%

Spectra Energy Corp. †	732	21

Retail – 10.2%

CVS Caremark Corp.	697	31

Darden Restaurants, Inc. †	662	34

Dick’s Sporting Goods, Inc. †	485	23

Nordstrom, Inc. †	400	19

Target Corp. †	525	31

TJX Cos., Inc. †	951	40

Walgreen Co. †	954	29

Wal-Mart Stores, Inc.	408	27
		234

Semiconductors – 3.3%

Intel Corp.	1,422	37

QUALCOMM, Inc.	673	38
		75

Software – 3.1%

Citrix Systems, Inc. *	320	23

Oracle Corp.	1,772	47
		70

Telecommunications – 5.2%

AT&T, Inc. †	1,224	42

CenturyLink, Inc. †	896	35

Cisco Systems, Inc.	2,497	41
		118

Transportation – 1.0%

Kansas City Southern	337	22
Total Common Stocks
(Cost $1,939)		2,212

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 51.6%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	34,846	$35

Northern Institutional Funds – Liquid Assets Portfolio (1)(3)(4)	1,096,965	1,097

SPDR S&P 500 ETF Trust †	342	45
Total Investment Companies
(Cost $1,178)		1,177

Total Investments – 148.5%
(Cost $3,117)		3,389

Liabilities less Other Assets – (48.5)%		(1,107)
NET ASSETS – 100.0%		$2,282

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,754,000 with net sales of approximately $2,719,000 during the six months ended May 31, 2012.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $781,000 with net purchases of approximately $316,000 during the six months ended May 31, 2012.
(4)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2012, the industry sectors for the Large Cap Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	10.5
Energy	11.7
Financials	15.3
Health Care	14.2
Industrials	8.5
Information Technology	19.5
Materials	1.9
Telecommunication Services	3.4
Utilities	3.7

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$2,212	(1)	$–	$–	$2,212
Investment Companies	1,177		–	–	1,177
Total Investments	$3,389		$–	$–	$3,389

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0%

Advertising – 0.1%

Interpublic Group of (The) Cos., Inc.	25,950	$270

Omnicom Group, Inc.	15,930	759
		1,029

Aerospace/Defense – 1.9%

Boeing (The) Co.	43,534	3,030

General Dynamics Corp.	20,833	1,334

Goodrich Corp.	7,339	923

L-3 Communications Holdings, Inc.	5,779	394

Lockheed Martin Corp. †	15,556	1,288

Northrop Grumman Corp.	14,747	866

Raytheon Co.	19,844	999

Rockwell Collins, Inc. †	8,680	437

United Technologies Corp.	53,138	3,938
		13,209

Agriculture – 2.2%

Altria Group, Inc.	119,383	3,843

Archer-Daniels-Midland Co.	38,644	1,232

Lorillard, Inc. †	7,711	953

Philip Morris International, Inc.	100,511	8,494

Reynolds American, Inc. †	19,503	816
		15,338

Airlines – 0.1%

Southwest Airlines Co.	45,264	409

Apparel – 0.7%

Coach, Inc.	16,804	1,133

NIKE, Inc., Class B	21,433	2,319

Ralph Lauren Corp.	3,777	562

VF Corp.	5,102	720
		4,734

Auto Manufacturers – 0.4%

Ford Motor Co.	221,937	2,344

PACCAR, Inc.	20,846	783
		3,127

Auto Parts & Equipment – 0.3%

BorgWarner, Inc. †*	6,705	481

Goodyear Tire & Rubber (The) Co. †*	13,875	145

Johnson Controls, Inc.	39,772	1,199
		1,825

Banks – 6.6%

Bank of America Corp.	626,581	4,605

Bank of New York Mellon (The) Corp.	70,190	1,429

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Banks – 6.6% – continued

BB&T Corp.	40,690	$1,230

Capital One Financial Corp.	32,308	1,660

Citigroup, Inc.	170,975	4,533

Comerica, Inc.	11,544	351

Fifth Third Bancorp	53,725	717

First Horizon National Corp.	14,979	127

First Horizon National Corp. – (Fractional Shares) *	290,887	–

Goldman Sachs Group (The), Inc. †	28,867	2,763

Huntington Bancshares, Inc.	50,519	330

JPMorgan Chase & Co.	222,869	7,388

KeyCorp	55,649	417

M&T Bank Corp.	7,362	599

Morgan Stanley	88,863	1,187

Northern Trust Corp. (1)(2)	15,937	688

PNC Financial Services Group, Inc.	30,794	1,891

Regions Financial Corp.	82,521	519

State Street Corp.	28,417	1,171

SunTrust Banks, Inc.	31,087	713

U.S. Bancorp	111,544	3,470

Wells Fargo & Co.	307,879	9,868

Zions Bancorporation †	10,585	201
		45,857

Beverages – 2.7%

Beam, Inc.	9,157	555

Brown-Forman Corp., Class B	5,783	504

Coca-Cola (The) Co.	132,121	9,873

Coca-Cola Enterprises, Inc.	17,558	480

Constellation Brands, Inc., Class A *	9,494	183

Dr Pepper Snapple Group, Inc.	12,390	511

Molson Coors Brewing Co., Class B	9,171	353

PepsiCo, Inc.	91,695	6,222
		18,681

Biotechnology – 1.5%

Alexion Pharmaceuticals, Inc. †*	10,865	984

Amgen, Inc.	46,214	3,213

Biogen Idec, Inc. *	13,942	1,823

Celgene Corp. *	25,624	1,749

Gilead Sciences, Inc. *	44,219	2,208

Life Technologies Corp. *	10,411	426
		10,403

Building Materials – 0.0%

Masco Corp. †	20,763	263

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Chemicals – 2.3%

Air Products & Chemicals, Inc.	12,294	$972

Airgas, Inc.	4,013	348

CF Industries Holdings, Inc.	3,825	654

Dow Chemical (The) Co.	69,220	2,150

E.I. du Pont de Nemours & Co.	54,420	2,626

Eastman Chemical Co.	8,007	373

Ecolab, Inc.	16,996	1,074

FMC Corp.	8,160	416

International Flavors & Fragrances, Inc. †	4,721	266

Monsanto Co.	31,262	2,413

Mosaic (The) Co.	17,391	829

PPG Industries, Inc.	8,879	919

Praxair, Inc.	17,414	1,850

Sherwin-Williams (The) Co. †	5,051	655

Sigma-Aldrich Corp. †	7,045	489
		16,034

Coal – 0.1%

Alpha Natural Resources, Inc. *	13,152	138

CONSOL Energy, Inc.	13,265	372

Peabody Energy Corp.	15,905	372
		882

Commercial Services – 1.6%

Apollo Group, Inc., Class A *	6,488	206

Automatic Data Processing, Inc.	28,635	1,493

DeVry, Inc.	3,633	99

Equifax, Inc.	7,007	317

H&R Block, Inc. †	17,097	261

Iron Mountain, Inc. †	9,990	283

Mastercard, Inc., Class A	6,206	2,523

Moody’s Corp.	11,438	419

Paychex, Inc. †	18,856	565

Quanta Services, Inc. *	12,361	279

R.R. Donnelley & Sons Co. †	10,842	117

Robert Half International, Inc.	8,199	233

SAIC, Inc.	15,975	178

Total System Services, Inc.	9,293	216

Visa, Inc., Class A	29,047	3,346

Western Union (The) Co.	36,221	594
		11,129

Computers – 8.1%

Accenture PLC, Class A	37,788	2,158

Apple, Inc. *	54,438	31,450

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Computers – 8.1% – continued

Cognizant Technology Solutions Corp., Class A *	17,719	$1,032

Computer Sciences Corp. †	8,939	238

Dell, Inc. *	89,147	1,099

EMC Corp. *	119,860	2,859

Hewlett-Packard Co.	115,386	2,617

International Business Machines Corp.	67,646	13,049

Lexmark International, Inc., Class A	4,245	106

NetApp, Inc. *	21,196	631

SanDisk Corp. *	14,154	463

Teradata Corp. *	9,779	650

Western Digital Corp. *	13,661	429
		56,781

Cosmetics/Personal Care – 2.0%

Avon Products, Inc.	25,168	416

Colgate-Palmolive Co.	27,986	2,751

Estee Lauder (The) Cos., Inc., Class A	13,127	711

Procter & Gamble (The) Co.	160,814	10,017
		13,895

Distribution/Wholesale – 0.3%

Fastenal Co.	17,254	763

Fossil, Inc. *	3,017	221

Genuine Parts Co. †	9,116	574

W.W. Grainger, Inc.	3,564	690
		2,248

Diversified Financial Services – 1.7%

American Express Co.	59,230	3,307

Ameriprise Financial, Inc.	12,875	617

BlackRock, Inc. †	7,452	1,273

Charles Schwab (The) Corp.	62,915	784

CME Group, Inc.	3,877	999

Discover Financial Services	30,935	1,024

E*TRADE Financial Corp. †*	14,761	125

Federated Investors, Inc., Class B †	5,553	112

Franklin Resources, Inc.	8,279	884

IntercontinentalExchange, Inc. *	4,231	518

Invesco Ltd.	25,762	560

Legg Mason, Inc. †	7,047	179

NASDAQ OMX Group (The), Inc. *	7,240	158

NYSE Euronext	15,048	366

SLM Corp.	29,711	415

T. Rowe Price Group, Inc. †	14,688	846
		12,167

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Electric – 3.3%

AES (The) Corp. *	37,716	$456

Ameren Corp.	14,171	458

American Electric Power Co., Inc.	28,232	1,087

CMS Energy Corp.	15,104	352

Consolidated Edison, Inc.	17,081	1,031

Dominion Resources, Inc.	33,274	1,732

DTE Energy Co.	9,892	562

Duke Energy Corp. †	78,119	1,717

Edison International	19,033	856

Entergy Corp.	10,323	666

Exelon Corp.	49,704	1,838

FirstEnergy Corp. †	24,426	1,143

Integrys Energy Group, Inc. †	4,528	245

NextEra Energy, Inc.	24,293	1,587

Northeast Utilities	18,300	659

NRG Energy, Inc. *	13,008	199

Pepco Holdings, Inc. †	13,116	250

PG&E Corp.	24,055	1,051

Pinnacle West Capital Corp.	6,409	317

PPL Corp. †	33,844	926

Progress Energy, Inc.	17,259	946

Public Service Enterprise Group, Inc.	29,555	922

SCANA Corp. †	6,754	317

Southern (The) Co.	50,589	2,323

TECO Energy, Inc. †	12,549	219

Wisconsin Energy Corp.	13,486	510

Xcel Energy, Inc.	28,425	797
		23,166

Electrical Components & Equipment – 0.3%

Emerson Electric Co.	42,883	2,006

Molex, Inc.	7,914	182
		2,188

Electronics – 1.2%

Agilent Technologies, Inc.	20,312	826

Amphenol Corp., Class A	9,543	508

FLIR Systems, Inc. †	8,871	189

Honeywell International, Inc.	45,281	2,520

Jabil Circuit, Inc.	10,546	202

PerkinElmer, Inc.	6,495	173

TE Connectivity Ltd.	24,895	782

Thermo Fisher Scientific, Inc.	21,372	1,079

Tyco International Ltd.	26,917	1,431

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Electronics – 1.2% – continued

Waters Corp. *	5,203	$415
		8,125

Engineering & Construction – 0.1%

Fluor Corp.	9,896	464

Jacobs Engineering Group, Inc. †*	7,455	265
		729

Entertainment – 0.0%

International Game Technology	17,299	247

Environmental Control – 0.3%

Republic Services, Inc.	18,365	484

Stericycle, Inc. *	4,943	431

Waste Management, Inc.	26,923	874
		1,789

Food – 2.0%

Campbell Soup Co. †	10,412	330

ConAgra Foods, Inc.	24,110	606

Dean Foods Co. *	10,491	164

General Mills, Inc.	37,626	1,440

H.J. Heinz Co. †	18,681	992

Hershey (The) Co.	8,957	599

Hormel Foods Corp. †	7,972	238

J.M. Smucker (The) Co.	6,618	507

Kellogg Co.	14,384	702

Kraft Foods, Inc., Class A	103,249	3,951

Kroger (The) Co.	33,569	739

McCormick & Co., Inc. (Non Voting) †	7,761	437

Safeway, Inc. †	14,019	267

Sara Lee Corp.	34,590	723

Sysco Corp.	34,135	953

Tyson Foods, Inc., Class A	17,051	330

Whole Foods Market, Inc.	9,481	840
		13,818

Forest Products & Paper – 0.1%

International Paper Co.	25,534	746

MeadWestvaco Corp.	9,984	274
		1,020

Gas – 0.3%

AGL Resources, Inc.	6,797	255

CenterPoint Energy, Inc.	24,927	504

NiSource, Inc. †	16,505	414

Sempra Energy	14,052	914
		2,087

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Hand/Machine Tools – 0.1%

Snap-on, Inc.	3,416	$207

Stanley Black & Decker, Inc.	9,909	656
		863

Healthcare – Products – 1.8%

Baxter International, Inc.	32,716	1,656

Becton, Dickinson and Co. †	12,263	897

Boston Scientific Corp. *	84,785	487

C.R. Bard, Inc.	4,911	477

CareFusion Corp. *	13,129	318

Covidien PLC †	28,227	1,462

DENTSPLY International, Inc. †	8,308	308

Edwards Lifesciences Corp. *	6,715	573

Hospira, Inc. *	9,611	301

Intuitive Surgical, Inc. *	2,295	1,201

Medtronic, Inc.	60,759	2,238

Patterson Cos., Inc.	4,969	165

St. Jude Medical, Inc.	18,722	719

Stryker Corp.	18,909	973

Varian Medical Systems, Inc. *	6,602	387

Zimmer Holdings, Inc.	10,409	631
		12,793

Healthcare – Services – 1.3%

Aetna, Inc.	20,462	837

Cigna Corp.	16,727	734

Coventry Health Care, Inc.	8,219	250

DaVita, Inc. *	5,475	445

Humana, Inc.	9,580	732

Laboratory Corp. of America Holdings †*	5,672	472

Quest Diagnostics, Inc.	9,238	526

Tenet Healthcare Corp. *	24,754	116

UnitedHealth Group, Inc.	61,009	3,403

WellPoint, Inc.	19,544	1,317
		8,832

Holding Companies – Diversified – 0.0%

Leucadia National Corp.	11,522	234

Home Builders – 0.1%

D.R. Horton, Inc. †	16,181	269

Lennar Corp., Class A †	9,565	261

PulteGroup, Inc. *	19,328	181
		711

Home Furnishings – 0.1%

Harman International Industries, Inc.	4,225	166

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Home Furnishings – 0.1% – continued

Whirlpool Corp.	4,396	$272
		438

Household Products/Wares – 0.4%

Avery Dennison Corp.	6,209	181

Clorox (The) Co. †	7,602	523

Kimberly-Clark Corp.	22,996	1,824
		2,528

Housewares – 0.0%

Newell Rubbermaid, Inc. †	16,913	311

Insurance – 3.5%

ACE Ltd.	19,679	1,423

Aflac, Inc.	27,279	1,093

Allstate (The) Corp.	29,110	988

American International Group, Inc. *	37,331	1,089

American International Group, Inc. – (Fractional Shares) *	70,271	–

Aon PLC	18,987	883

Assurant, Inc.	4,961	166

Berkshire Hathaway, Inc., Class B *	102,634	8,145

Chubb (The) Corp.	15,823	1,140

Cincinnati Financial Corp. †	9,468	342

Genworth Financial, Inc., Class A *	28,617	150

Hartford Financial Services Group, Inc.	25,720	433

Lincoln National Corp.	17,029	352

Loews Corp.	17,780	691

Marsh & McLennan Cos., Inc.	31,731	1,015

MetLife, Inc.	61,915	1,808

Principal Financial Group, Inc.	17,614	433

Progressive (The) Corp. †	35,708	776

Prudential Financial, Inc.	27,447	1,275

Torchmark Corp.	5,853	273

Travelers (The) Cos., Inc.	22,948	1,434

Unum Group	16,979	339

XL Group PLC	18,443	377
		24,625

Internet – 3.0%

Amazon.com, Inc. *	21,258	4,526

eBay, Inc. *	66,878	2,621

Expedia, Inc.	5,447	250

F5 Networks, Inc. *	4,625	479

Google, Inc., Class A *	14,808	8,601

Netflix, Inc. †*	3,238	205

priceline.com, Inc. †*	2,909	1,820

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Internet – 3.0% – continued

Symantec Corp. *	42,592	$632

TripAdvisor, Inc. †*	5,532	237

VeriSign, Inc. *	9,328	357

Yahoo!, Inc. *	70,886	1,080
		20,808

Iron/Steel – 0.2%

Allegheny Technologies, Inc.	6,162	198

Cliffs Natural Resources, Inc. †	8,301	397

Nucor Corp.	18,528	663

United States Steel Corp. †	8,302	168
		1,426

Leisure Time – 0.2%

Carnival Corp. †	26,446	849

Harley-Davidson, Inc.	13,354	643
		1,492

Lodging – 0.3%

Marriott International, Inc., Class A †	15,608	604

Marriott International, Inc., Class A – (Fractional Shares) *	3,681	–

Starwood Hotels & Resorts Worldwide, Inc.	11,460	606

Wyndham Worldwide Corp.	8,534	425

Wynn Resorts Ltd.	4,640	478
		2,113

Machinery – Construction & Mining – 0.5%

Caterpillar, Inc.	37,814	3,313

Joy Global, Inc.	6,184	346
		3,659

Machinery – Diversified – 0.7%

Cummins, Inc.	11,212	1,087

Deere & Co.	23,469	1,734

Flowserve Corp.	3,195	328

Rockwell Automation, Inc.	8,319	603

Roper Industries, Inc.	5,656	573

Xylem, Inc.	10,665	270
		4,595

Media – 3.1%

Cablevision Systems Corp., Class A (New York Group)	12,319	141

CBS Corp., Class B (Non Voting)	37,921	1,210

Comcast Corp., Class A	157,436	4,551

DIRECTV, Class A *	39,494	1,755

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Media – 3.1% – continued

Discovery Communications, Inc., Class A †*	15,098	$756

Gannett Co., Inc. †	14,213	186

McGraw-Hill (The) Cos., Inc.	16,223	704

News Corp., Class A	125,695	2,413

Scripps Networks Interactive, Inc., Class A †	5,580	306

Time Warner Cable, Inc.	18,337	1,383

Time Warner, Inc.	56,605	1,951

Viacom, Inc., Class B	31,540	1,505

Walt Disney (The) Co.	104,650	4,784

Washington Post (The) Co., Class B †	280	98
		21,743

Metal Fabrication/Hardware – 0.2%

Precision Castparts Corp.	8,476	1,409

Mining – 0.6%

Alcoa, Inc. †	62,403	534

Freeport-McMoRan Copper & Gold, Inc.	55,374	1,774

Newmont Mining Corp.	28,914	1,364

Titanium Metals Corp.	4,799	55

Vulcan Materials Co. †	7,542	261
		3,988

Miscellaneous Manufacturing – 3.3%

3M Co.	40,541	3,422

Cooper Industries PLC	9,256	652

Danaher Corp.	33,399	1,736

Dover Corp.	10,735	607

Eaton Corp. †	19,566	835

General Electric Co.	617,805	11,794

Illinois Tool Works, Inc. †	28,257	1,587

Ingersoll-Rand PLC	17,380	718

Leggett & Platt, Inc. †	7,982	166

Pall Corp. †	6,743	375

Parker Hannifin Corp. †	8,820	721

Textron, Inc. †	16,339	386
		22,999

Office/Business Equipment – 0.1%

Pitney Bowes, Inc. †	11,338	155

Xerox Corp.	77,759	561
		716

Oil & Gas – 8.5%

Anadarko Petroleum Corp.	29,103	1,775

Apache Corp.	22,438	1,826

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Oil & Gas – 8.5% – continued

Cabot Oil & Gas Corp.	12,257	$399

Chesapeake Energy Corp. †	38,695	654

Chevron Corp.	115,416	11,346

ConocoPhillips	74,709	3,897

Denbury Resources, Inc. *	22,802	345

Devon Energy Corp.	23,594	1,404

Diamond Offshore Drilling, Inc. †	4,037	235

EOG Resources, Inc.	15,712	1,560

EQT Corp. †	8,730	405

Exxon Mobil Corp.	275,174	21,637

Helmerich & Payne, Inc.	6,271	284

Hess Corp.	17,669	772

Marathon Oil Corp.	41,105	1,024

Marathon Petroleum Corp.	20,294	732

Murphy Oil Corp.	11,323	528

Nabors Industries Ltd. *	16,869	229

Newfield Exploration Co. *	7,874	236

Noble Corp.	14,724	460

Noble Energy, Inc.	10,329	872

Occidental Petroleum Corp.	47,351	3,753

Phillips 66 *	37,361	1,122

Pioneer Natural Resources Co.	7,201	696

QEP Resources, Inc. †	10,357	273

Range Resources Corp.	9,220	530

Rowan Cos. PLC †*	7,330	220

Southwestern Energy Co. *	20,385	571

Sunoco, Inc.	6,241	290

Tesoro Corp. *	8,124	180

Valero Energy Corp.	32,411	684

WPX Energy, Inc. †*	11,367	167
		59,106

Oil & Gas Services – 1.5%

Baker Hughes, Inc.	25,548	1,066

Cameron International Corp. *	14,374	657

FMC Technologies, Inc. *	13,953	562

Halliburton Co.	53,889	1,620

National Oilwell Varco, Inc.	24,768	1,653

Schlumberger Ltd.	77,867	4,925
		10,483

Packaging & Containers – 0.1%

Ball Corp.	9,129	365

Bemis Co., Inc. †	6,103	185

Owens-Illinois, Inc. *	9,482	185

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Packaging & Containers – 0.1% – continued

Sealed Air Corp.	11,040	$173
		908

Pharmaceuticals – 6.8%

Abbott Laboratories	91,800	5,672

Allergan, Inc.	17,775	1,604

AmerisourceBergen Corp.	15,057	557

Bristol-Myers Squibb Co.	98,556	3,286

Cardinal Health, Inc.	20,179	835

Eli Lilly & Co.	59,620	2,441

Express Scripts Holding Co. *	46,663	2,435

Forest Laboratories, Inc. *	15,504	543

Johnson & Johnson	160,260	10,005

McKesson Corp. †	14,368	1,254

Mead Johnson Nutrition Co.	11,896	960

Merck & Co., Inc.	177,720	6,679

Mylan, Inc. *	24,954	541

Perrigo Co.	5,449	566

Pfizer, Inc.	440,144	9,626

Watson Pharmaceuticals, Inc. *	7,428	530
		47,534

Pipelines – 0.5%

Kinder Morgan, Inc. *	19,759	892

ONEOK, Inc.	6,060	503

Spectra Energy Corp.	37,987	1,091

Williams (The) Cos., Inc.	36,539	1,115
		3,601

Real Estate – 0.0%

CBRE Group, Inc., Class A *	19,173	315

Real Estate Investment Trusts – 2.1%

American Tower Corp.	22,993	1,492

Apartment Investment & Management Co., Class A	7,363	199

AvalonBay Communities, Inc. †	5,562	777

Boston Properties, Inc. †	8,669	892

Equity Residential	17,536	1,072

HCP, Inc.	23,917	977

Health Care REIT, Inc.	12,289	682

Host Hotels & Resorts, Inc. †	41,373	631

Kimco Realty Corp.	23,798	427

Plum Creek Timber Co., Inc. †	9,430	344

Prologis, Inc.	26,820	858

Public Storage	8,302	1,108

Simon Property Group, Inc.	17,885	2,638

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Real Estate Investment Trusts – 2.1% – continued

Ventas, Inc.	16,872	$993

Vornado Realty Trust	10,814	886

Weyerhaeuser Co.	31,351	624
		14,600

Retail – 6.5%

Abercrombie & Fitch Co., Class A †	4,893	164

AutoNation, Inc. †*	2,543	92

AutoZone, Inc. *	1,594	606

Bed Bath & Beyond, Inc. *	13,825	999

Best Buy Co., Inc. †	16,582	310

Big Lots, Inc. *	3,949	145

CarMax, Inc. †*	13,231	373

Chipotle Mexican Grill, Inc. *	1,827	755

Costco Wholesale Corp.	25,395	2,194

CVS Caremark Corp.	76,048	3,418

Darden Restaurants, Inc.	7,506	388

Dollar Tree, Inc. *	6,944	716

Family Dollar Stores, Inc.	6,874	466

GameStop Corp., Class A †	7,795	149

Gap (The), Inc.	19,397	514

Home Depot (The), Inc.	90,009	4,441

J.C. Penney Co., Inc. †	8,401	220

Kohl’s Corp. †	14,797	678

Limited Brands, Inc.	14,369	637

Lowe’s Cos., Inc.	72,461	1,936

Macy’s, Inc.	24,186	920

McDonald’s Corp.	59,464	5,313

Nordstrom, Inc.	9,328	442

O’Reilly Automotive, Inc. *	7,435	712

Ross Stores, Inc.	13,348	844

Sears Holdings Corp. †*	2,279	113

Staples, Inc.	40,539	533

Starbucks Corp.	43,996	2,415

Target Corp.	39,196	2,270

Tiffany & Co. †	7,415	411

TJX Cos., Inc.	44,037	1,870

Urban Outfitters, Inc. †*	6,415	180

Walgreen Co.	51,005	1,557

Wal-Mart Stores, Inc.	101,977	6,712

Yum! Brands, Inc.	26,877	1,891
		45,384

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	31,317	194

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Savings & Loans – 0.1% – continued

People’s United Financial, Inc.	20,680	$241
		435

Semiconductors – 3.1%

Advanced Micro Devices, Inc. †*	33,650	205

Altera Corp.	18,842	629

Analog Devices, Inc.	17,453	635

Applied Materials, Inc.	75,467	780

Broadcom Corp., Class A *	28,668	927

First Solar, Inc. †*	3,599	45

Intel Corp.	291,729	7,538

KLA-Tencor Corp.	9,752	447

Linear Technology Corp. †	13,388	389

LSI Corp. *	32,686	217

Microchip Technology, Inc. †	11,257	349

Micron Technology, Inc. †*	57,722	337

Novellus Systems, Inc. *	4,014	168

NVIDIA Corp. *	35,703	444

QUALCOMM, Inc.	98,755	5,660

Teradyne, Inc. †*	10,593	153

Texas Instruments, Inc.	66,888	1,905

Xilinx, Inc.	15,329	490
		21,318

Software – 3.9%

Adobe Systems, Inc. *	28,833	895

Akamai Technologies, Inc. *	10,387	305

Autodesk, Inc. *	13,197	423

BMC Software, Inc. *	9,594	406

CA, Inc. †	21,274	529

Cerner Corp. *	8,522	664

Citrix Systems, Inc. *	10,839	792

Dun & Bradstreet (The) Corp. †	2,743	185

Electronic Arts, Inc. *	19,354	264

Fidelity National Information Services, Inc.	13,692	449

Fiserv, Inc. *	8,089	546

Intuit, Inc.	17,218	968

Microsoft Corp.	436,012	12,727

Oracle Corp.	228,877	6,058

Red Hat, Inc. *	11,279	580

Salesforce.com, Inc. *	7,942	1,101
		26,892

Telecommunications – 4.3%

AT&T, Inc.	346,133	11,827

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.0% – continued

Telecommunications – 4.3% – continued

CenturyLink, Inc. †	36,167	$1,418

Cisco Systems, Inc.	314,466	5,135

Corning, Inc.	88,868	1,154

Crown Castle International Corp. *	14,607	797

Frontier Communications Corp. †	57,664	216

Harris Corp. †	6,585	262

JDS Uniphase Corp. †*	13,953	142

Juniper Networks, Inc. *	30,744	529

MetroPCS Communications, Inc. *	17,747	114

Motorola Solutions, Inc.	17,176	826

Sprint Nextel Corp. *	175,058	450

Verizon Communications, Inc.	165,536	6,893

Windstream Corp. †	34,258	321
		30,084

Textiles – 0.0%

Cintas Corp.	6,559	242

Toys, Games & Hobbies – 0.1%

Hasbro, Inc. †	6,893	244
Mattel, Inc.	19,785	616
		860

Transportation – 1.8%

C.H. Robinson Worldwide, Inc.	9,541	556

CSX Corp.	61,460	1,284

Expeditors International of Washington, Inc.	12,393	474

FedEx Corp.	18,364	1,637

Norfolk Southern Corp.	19,285	1,264

Ryder System, Inc.	2,902	125

Union Pacific Corp.	28,036	3,123

United Parcel Service, Inc., Class B	55,968	4,194
		12,657
Total Common Stocks
(Cost $594,917)		691,882

	NUMBER OF WARRANTS	VALUE (000s)

WARRANTS – 0.0%

Kinder Morgan, Inc. Exp. 5/25/17, Strike $40.00 *	29,888	$68
Total Warrants
(Cost $38)		68

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.2%

Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	3,091,210	$3,091

Northern Institutional Funds – Liquid Assets Portfolio (3)(5)(6)	46,974,705	46,975
Total Investment Companies
(Cost $50,066)		50,066

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.14%, 11/1/12 (7)	$1,850	$1,849
Total Short-Term Investments
(Cost $1,849)		1,849

Total Investments – 106.5%
(Cost $646,870)		743,865
Liabilities less Other Assets – (6.5)%		(45,283)
NET ASSETS – 100.0%		$698,582

(1)	At November 30, 2011, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $600,000. There were no purchases or sales during the six months ended May 31, 2012. The net change in unrealized appreciation during the six months ended May 31, 2012, was approximately $88,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,704,000 with net sales of approximately $14,613,000 during the six months ended May 31, 2012.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $48,719,000 with net sales of approximately $1,744,000 during the six months ended May 31, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

At May 31, 2012, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	99	$6,481	Long	6/12	$(108)

At May 31, 2012, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	11.4
Energy	10.6
Financials	14.3
Health Care	11.8
Industrials	10.5
Information Technology	19.8
Materials	3.4
Telecommunication Services	3.2
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$691,882	(1)	$–	$–	$691,882
Warrants	68		–	–	68
Investment Companies	50,066		–	–	50,066
Short-Term Investments	–		1,849	–	1,849
Total Investments	$742,016		$1,849	$–	$743,865

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(108)		$–	$–	$(108)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 20 portfolios as of May 31, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Equity, International Equity Index, Small Company Index, Large Cap Growth, Large Cap Equity, and Equity Index Portfolios (each a “Portfolio”, and collectively, the “Portfolios” or “Equity Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Equity Portfolios was authorized to issue three classes of shares: Class A, C and D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. Effective October 13, 2011, the Class C and Class D Share classes of each Portfolio were closed to investment by new accounts. At the close of business on November 28, 2011, shareholders who held Class C Shares and Class D Shares of each Portfolio had their shares automatically converted to Class A Shares of the same Portfolio on the basis of the relative net asset value per share of the share classes as of the close of business on November 28, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s Class A Shares is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Portfolios invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

At May 31, 2012, the Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $395,000 and $1,849,000, respectively. The International Equity Index Portfolio had also entered into exchange-traded long futures contracts at May 31, 2012. The aggregate value of cash and foreign currencies pledged to cover margin requirements for open positions was approximately $861,000. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Portfolios buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Portfolio may enter into option contracts in order to hedge against adverse price movements of securities which a Portfolio intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in a Portfolio selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

Transactions in call options written during the six months ended May 31, 2012, for the Large Cap Equity Portfolio, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at November 30, 2011	—	$ —
Options written	10	1
Options expired and closed	(7)	(1)
Options exercised	(3)	—
Options outstanding at May 31, 2012	—	$ —

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at approximately 3:00 P.M. Central time. The gains or losses, if

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any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations.

E) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations. A Portfolio records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Portfolio’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Portfolio records the character of distributions received from the REITs during the year based on estimates available. A Portfolio’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

H) REDEMPTION FEES The International Equity and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios’ prospectus.

Redemption fees for the six months ended May 31, 2012, were approximately $17,000 and less than $1,000 for the International Equity Portfolio and International Equity Index Portfolio, respectively. Redemption fees for the fiscal year ended November 30, 2011, were approximately $2,000 and less than $1,000 for the International Equity Portfolio and International Equity Index Portfolio, respectively. These amounts are included in Payments for Shares Redeemed in Note 9 – Capital Share Transactions. The impact from redemption fees paid to each Portfolio was less than $0.01 per share.

I) PORTFOLIO SECURITIES LOANED The Portfolios participate in Northern Trust’s securities lending program and have loaned a

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NOTES TO THE FINANCIAL STATEMENTS continued

portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2012. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent as of May 31, 2012. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees) is disclosed as Net income from securities loaned in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2012, and the securities lending fees earned by Northern Trust for the six months then ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	FEES EARNED BY NORTHERN TRUST
International Equity	$13,420	$14,174	$ —	$2
International Equity Index	14,733	14,646	973	10
Small Company Index	31,869	32,674	205	25
Large Cap Growth	13,127	13,485	52	2
Large Cap Equity	1,064	1,097	—	—
Equity Index	46,049	46,975	401	13

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2012. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2012.

Portfolio	BROKER/DEALER	PERCENT OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Small Company Index	Credit Suisse Securities (USA), LLC	6.5%
	Goldman, Sachs & Co.	7.4%
	Morgan Stanley Securities Services, Inc.	5.1%
Large Cap Growth	Credit Suisse Securities (USA), LLC	5.5%
Large Cap Equity	Credit Suisse Securities (USA), LLC	5.3%
	RBC Capital Markets, LLC	14.5%

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
International Equity	Annually
International Equity Index	Annually
Small Company Index	Annually
Large Cap Growth	Annually
Large Cap Equity	Annually
Equity Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of

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the Portfolios. At November 30, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
International Equity	$409	$(409)	$ —
International Equity Index	231	(231)	—
Small Company Index	(15)	5,118	(5,103)
Equity Index	(78)	78	—

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2011 through the fiscal year end November 30, 2011, the following Portfolios incurred net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
International Equity	$163
International Equity Index	5,358
Small Company Index	160
Large Cap Growth	633
Equity Index	10

At November 30, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
International Equity	$4,979	$32,941	$1,123	$ —
International Equity Index	—	5,438	9,763	2,926
Small Company Index	—	9,058	643	—
Large Cap Growth	—	6,447	—	—
Large Cap Equity	2,745	17,703	—	—
Equity Index	—	12,652	2,774	3,043

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at November 30, 2011, for U.S. federal income tax purposes:

Amounts in thousands	AMOUNT
International Equity	$3,030
Small Company Index	3,355
Large Cap Growth	12,043
Large Cap Equity	975

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Portfolios for the fiscal year ending November 30, 2012. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ending November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ending November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2011, the tax components of undistributed net investment income and undistributed realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity	$2,822	$ —
International Equity Index	6,452	—
Small Company Index	674	—
Large Cap Growth	—	—
Large Cap Equity	22	—
Equity Index	714	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity	$2,900	$ —
International Equity Index	3,851	—
Small Company Index	745	—
Large Cap Growth	180	—
Large Cap Equity	95	—
Equity Index	12,675	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity	$3,712	$ —
International Equity Index	2,887	—
Small Company Index	650	—
Large Cap Growth	263	—
Large Cap Equity	325	—
Equity Index	8,559	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2011, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense on the Statements of Operations.

L) OTHER RISKS Certain Portfolios invest in emerging market securities. Additional risks are involved when a Portfolio invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio’s average daily net assets). For the six months ended May 31, 2012, the investment adviser contractually agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the period from December 1, 2011 through December 31, 2011, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
International Equity	0.90%	0.10%	0.80%
International Equity Index	0.25%	—%	0.25%
Small Company Index	0.20%	—%	0.20%
Large Cap Growth	0.85%	0.10%	0.75%
Large Cap Equity	0.75%	0.10%	0.65%
Equity Index	0.10%	—%	0.10%

These waivers are shown as “Less waivers of investment advisory fees” in the accompanying Statements of Operations.

Effective January 1, 2012, NTI implemented fee waivers for the International Equity Index, Small Company Index and Equity Index Portfolios. The contractual waivers in effect prior to January 1, 2012 with respect to the International Equity, Large Cap Growth and Large Cap Equity Portfolios continue at the same rates. The advisory fee waivers have the effect of reducing the total expenses paid by investors as shown in the Statements of Operations. The following chart illustrates the advisory fee waivers for each Portfolio that went into effect on January 1, 2012:

Portfolio	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER EFFECTIVE 1/1/2012
International Equity	0.90%	0.10%	0.80%
International Equity Index	0.25%	0.01%	0.24%
Small Company Index	0.20%	0.06%	0.14%
Large Cap Growth	0.85%	0.10%	0.75%
Large Cap Equity	0.75%	0.10%	0.65%
Equity Index	0.10%	0.01%	0.09%

The advisory fee waivers described above are contractual and are effective through April 1, 2013. After this date, the investment adviser or a Portfolio may terminate the contractual arrangements.

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The Board of Trustees may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent of the average daily net assets of the outstanding Class A shares of the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2012, were as follows:

Amounts in thousands	CLASS A
International Equity	$7
International Equity Index	14
Small Company Index	4
Large Cap Growth	5
Large Cap Equity	—	*
Equity Index	40

*	Amount is less than $500.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.15 percent of the average daily net assets of each of the International Equity and International Equity Index Portfolios, and 0.10 percent of the average daily net assets of each other Portfolio.

Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.25 percent of each of the International Equity and International Equity Index Portfolios’ average daily net assets and 0.10 percent of each other Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2013 to reimburse an additional portion of the International Equity Index Portfolio’s other operating expenses so that the Portfolio’s Expenses do not exceed 0.15 percent of its average daily net assets.

The expenses reimbursed during the six months ended May 31, 2012, under such arrangements is shown as “Less expenses reimbursed by administrator and adviser” in the accompanying Statements of Operations. The expense reimbursement receivable at May 31, 2012 is shown as “Receivable from affiliated administrator” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

Effective January 1, 2012, NTI, as Administrator, increased the expense reimbursements it provides to the International Equity Index, Small Company Index and Equity Index Portfolios. The expense limitations in effect prior to January 1, 2012 with respect to the International Equity, Large Cap Growth and Large Cap Equity Portfolios continue at the same rates. The contractual reimbursement arrangements are expected to continue until at least April 1, 2013. After this date, the investment adviser or a Portfolio may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The following chart illustrates the new contractual expense limitations, which include the advisory fee waivers discussed in Note 3, that became effective on January 1, 2012, replacing any existing limitations discussed above:

Portfolio	TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES AFTER REIMBURSEMENT EFFECTIVE 1/1/12
International Equity – Class A	1.06%
International Equity Index – Class A	0.25%
Small Company Index – Class A	0.15%
Large Cap Growth – Class A	0.86%
Large Cap Equity – Class A	0.76%
Equity Index – Class A	0.10%

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NOTES TO THE FINANCIAL STATEMENTS continued

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust adopted a Shareholder Servicing Plan pursuant to which the Trust entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary received a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively. Those institutions and financial intermediaries that received fees pursuant to the Shareholder Servicing Plan for Class C and D shares prior to November 28, 2011 have entered into similar agreements with NTI under which they render certain shareholder administrative support services to their customers and other investors who beneficially own Class A shares.

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
International Equity	$ —	$10,779	$ —	$21,006
International Equity Index	—	32,129	—	24,205
Small Company Index	—	2,582	—	8,699
Large Cap Growth	—	46,776	—	25,882
Large Cap Equity	—	700	—	1,276
Equity Index	—	20,387	—	123,961

At May 31, 2012, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
International Equity	$15,921	$(23,043)	$(7,122)	$139,263
International Equity Index	9,930	(52,146)	(42,216)	294,337
Small Company Index	13,082	(11,761)	1,321	100,712
Large Cap Growth	17,781	(792)	16,989	93,559
Large Cap Equity	346	(78)	268	3,121
Equity Index	123,042	(55,031)	68,011	675,854

7. BANK BORROWINGS

Effective December 1, 2011, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears. The Credit Facility will expire on November 29, 2012, unless renewed.

At May 31, 2012, the Portfolios did not have any outstanding loans.

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When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended May 31, 2012 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Equity Index	$2,533	1.24%
Small Company Index	2,400	1.25%

No other Portfolios incurred any interest expenses during the six months ended May 31, 2012.

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and its affiliates. It is expected that the uninvested cash of the Portfolios will be invested in the Trust’s Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by administrator and adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Portfolio’s net expense and net investment income ratios is included in each Portfolio’s Financial Highlights. The exemptive order requires the Portfolios’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Equity	399	$3,504	326	$2,668	(1,766)	$(15,403)	(1,041)	$(9,231)
International Equity Index	5,634	42,829	731	5,267	(5,657)	(41,604)	708	6,492
Small Company Index	536	9,455	32	527	(836)	(14,847)	(268)	(4,865)
Large Cap Growth	2,160	30,213	—	—	(518)	(8,195)	1,642	22,018
Large Cap Equity	3	17	9	59	(91)	(613)	(79)	(537)
Equity Index	4,047	53,101	397	5,181	(13,025)	(175,831)	(8,581)	(117,549)

Transactions in Class A shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Equity	801	$7,716	1	$12	283	$2,718	(4,308)	$(41,752)	(3,223)	$(31,306)
International Equity Index	21,792	179,538	16	120	318	2,704	(9,489)	(75,411)	12,637	106,951
Small Company Index	1,639	28,181	6	93	33	566	(1,126)	(19,275)	552	9,565
Large Cap Growth	327	4,791	5	64	13	173	(2,281)	(34,576)	(1,936)	(29,548)
Large Cap Equity	53	334	12	77	8	55	(1,046)	(6,671)	(973)	(6,205)
Equity Index	22,381	272,922	174	2,056	603	7,381	(7,571)	(94,888)	15,587	187,471

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NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class C shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Large Cap Growth	1	$9	—	$ —	(7)	$(89)	—	$ —	(6)	$(80)
Equity Index	12	160	—	1	(4)	(50)	(126)	(1,487)	(118)	(1,376)

Transactions in Class D shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
International Equity	—	$ —	—	$ —	(1)	$(2)	(1)	$(12)	(2)	$(14)
International Equity Index	—	—	—	—	(14)	(113)	(17)	(120)	(31)	(233)
Small Company Index	—	—	—	—	(1)	(6)	(6)	(93)	(7)	(99)
Large Cap Growth	—	6	—	—	—	(2)	(5)	(64)	(5)	(60)
Large Cap Equity	1	6	—	1	(1)	(9)	(13)	(77)	(13)	(79)
Equity Index	2	27	1	5	(90)	(1,119)	(48)	(569)	(135)	(1,656)

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of May 31, 2012:

Amounts in thousands		ASSETS			LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
International Equity	Foreign currency exchange contracts	Net Assets — Unrealized appreciation	$1		Net Assets — Unrealized depreciation	$—		Chase, Citibank
International Equity Index	Equity contracts	Net Assets — Unrealized appreciation	2	*	Net Assets — Unrealized depreciation	(29)	*	Citigroup
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	786		Unrealized loss on foreign currency exchange contracts	(926)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Small Company Index	Equity contracts	Net Assets — Unrealized appreciation	—		Net Assets — Unrealized depreciation	(54)	*	Citigroup
Equity Index	Equity contracts	Net Assets — Unrealized appreciation	—		Net Assets — Unrealized depreciation	(108)	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

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MAY 31, 2012 (UNAUDITED)

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended May 31, 2012:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Equity	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts	$(10)
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(431)
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts	(100)
Small Company Index	Equity contracts	Net realized gains (losses) on futures contracts	148
Large Cap Equity	Written options	Net realized gains (losses) on written options	1
Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	2,145

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Equity	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign currency exchange contracts	$1
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(206)
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign currency exchange contracts	(144)
Small Company Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(167)
Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,415)

Volume of derivative activity for the six months ended May 31, 2012*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS**		EQUITY CONTRACTS		WRITTEN OPTION CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE PROCEEDS OF SALES***
International Equity	84	$245	-—	$ —	—	$ —
International Equity Index	287	422	272	260	—	-—
Small Company Index	—	-—	52	209	—	-—
Large Cap Equity	—	—	-—	—	9	—
Equity Index	—	—	125	580	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and equity contracts, and number of trades and average cost of purchase/proceeds of sale for option contracts.

**	Foreign exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

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NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENT

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolio’s financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolios’ financial statement disclosures.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES	MAY 31, 2012 (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/11 - 5/31/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, exchange fees, or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 75), if any, in the International Equity and International Equity Index Portfolios. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 81). Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INTERNATIONAL EQUITY

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	1.06%	$1,000.00	$940.20	$5.14
Hypothetical**	1.06%	$1,000.00	$1,019.70	$5.35

INTERNATIONAL EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.28%	$1,000.00	$944.00	$1.36
Hypothetical**	0.28%	$1,000.00	$1,023.60	$1.42

SMALL COMPANY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.18%	$1,000.00	$1,041.60	$0.92
Hypothetical**	0.18%	$1,000.00	$1,024.10	$0.91

LARGE CAP GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.86%	$1,000.00	$1,060.80	$4.43
Hypothetical**	0.86%	$1,000.00	$1,020.70	$4.34

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FUND EXPENSES continued	MAY 31, 2012 (UNAUDITED)

LARGE CAP EQUITY

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.80%	$1,000.00	$1,086.10	$4.17
Hypothetical**	0.80%	$1,000.00	$1,021.00	$4.04

EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.12%	$1,000.00	$1,061.30	$0.62
Hypothetical**	0.12%	$1,000.00	$1,024.40	$0.61

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2012 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other comparable institutional accounts; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vii) the Investment Adviser’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding the Investment Adviser’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered the Investment Adviser’s policies and philosophy on investment by portfolio managers in the Portfolios that they manage. Attention also was given to the

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APPROVAL OF ADVISORY AGREEMENT continued

Investment Adviser’s and its affiliates’ efforts during the past year to continue to refine the Portfolios’ risk management processes, including regular reporting to the Trustees. The Trustees also noted the Investment Adviser’s enhancements to the equity trading and compliance systems, as well as other investments in technology. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position and stability. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and the investor base the Portfolios are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ longer term performance, as well as how the Investment Adviser’s investment strategies may cause the Portfolios to underperform against their peers during certain market environments. Information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and processes to address performance issues.

Based on the information received, the Trustees determined that the various Index Portfolios were satisfactorily tracking their respective benchmarks. With respect to the International Equity and Large Cap Equity Portfolios, the Board noted that they were generally competitive with their Lipper peers for the one-, three-, and five-year periods and had out-performed their respective benchmarks over certain time periods. In other time periods, the two Portfolios had lagged the benchmarks. With respect to the Large Cap Growth Portfolio, the Board noted that it lagged its benchmark for the one-, three- and five-year periods and was in the third quartile of peers for those time periods. The Trustees reviewed the steps taken by the Investment Adviser to improve performance and believed that it had been proactive in addressing underperformance. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. The Trustees also considered the additional contractual expense reimbursements made by the Investment Adviser during the year. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them through their relationship with the Trust and on a Portfolio-by-Portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Portfolio-by-Portfolio basis; therefore, they focused on the profitability of the Investment Adviser and its affiliates’ relationships with the Trust overall. The Trustees concluded that the profitability was not unreasonable based on the services provided. The Trustees reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was below its respective Lipper peer objective median and that the advisory fees after waivers were generally competitive with the Portfolios’ Lipper peer group median. Information was also provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Adviser to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and

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MAY 31, 2012 (UNAUDITED)

compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the scale of the Portfolios provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients. The Trustees also reviewed the Investment Adviser’s use of the Portfolios’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that the Investment Adviser’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which the Investment Adviser and its other clients, as well as the Portfolios, benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	89	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY PORTFOLIOS	90	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	91	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

EQUITY PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	BOND PORTFOLIO

24	CORE BOND PORTFOLIO

33	U.S. TREASURY INDEX PORTFOLIO

35	INTERMEDIATE BOND PORTFOLIO

43	SHORT BOND PORTFOLIO

51	U.S. GOVERNMENT SECURITIES PORTFOLIO

53	NOTES TO THE FINANCIAL STATEMENTS

63	FUND EXPENSES

64	APPROVAL OF ADVISORY AGREEMENT

68	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Institutional Funds are distributed by

Northern Funds Distributors, LLC, Three Canal Plaza,

Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND PORTFOLIO		CORE BOND PORTFOLIO
ASSETS:
Investments, at cost	$250,258	(1)	$95,441	(1)
Investments, at value	$257,583	(1)(2)	$98,764	(1)(2)
Interest income receivable	1,678		547
Receivable for securities sold	30,907		5,967
Receivable for fund shares sold	167		4
Receivable from affiliated administrator	15		12
Prepaid and other assets	3		1
Total Assets	290,353		105,295
LIABILITIES:
Payable upon return of securities loaned	28,038		8,256
Payable for securities purchased	9,053		2,044
Payable for when-issued securities	15,003		4,582
Payable for variation margin on futures contracts	–		–
Payable for fund shares redeemed	20,736		–
Payable to affiliates:
Investment advisory fees	51		19
Administration fees	20		8
Custody and accounting fees	3		1
Transfer agent fees	2		1
Trustee fees	5		4
Accrued other liabilities	11		11
Total Liabilities	72,922		14,926
Net Assets	$217,431		$90,369
ANALYSIS OF NET ASSETS:
Capital stock	$209,809		$86,105
Accumulated undistributed net investment income (loss)	(83)		(35)
Accumulated undistributed net realized gain (loss)	380		976
Net unrealized appreciation	7,325		3,323
Net Assets	$217,431		$90,369
Net Assets:
Class A	$217,431		$90,369
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	9,807		8,411
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$22.17		$10.74

(1)	Amounts include cost and value from affiliated portfolios of $40,056, $12,359, $380, $6,599, $36,662, and $10,454, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.
(2)	Amounts include value of securities loaned of $27,480, $8,094, $4,522, and $12,539, respectively.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2012 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S. GOVERNMENT SECURITIES PORTFOLIO

$128,421	(1)	$34,811	(1)	$177,375	(1)	$64,618	(1)
$137,058	(1)	$35,313	(1)(2)	$178,881	(1)(2)	$64,800	(1)
570		184		700		39
3,350		1,841		5,790		3,575
103		–		97		–
10		11		10		10
4		–		5		3
141,095		37,349		185,483		68,427

–		4,610		12,823		–
3,330		762		6,013		2,088
–		2,891		8,922		8,517
–		–		2		–
–		20		1		2

17		6		32		12
12		3		13		5
2		–		3		3
1		–		1		–
4		4		4		4
11		12		10		11
3,377		8,308		27,824		10,642
$137,718		$29,041		$157,659		$57,785

$126,572		$27,997		$158,019		$57,166
42		5		(57)		(29)
2,467		537		(1,743)		466
8,637		502		1,440		182
$137,718		$29,041		$157,659		$57,785

$137,718		$29,041		$157,659		$57,785

5,901		1,358		8,248		2,859

$23.34		$21.38		$19.11		$20.21

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND PORTFOLIO	CORE BOND PORTFOLIO
INVESTMENT INCOME:
Interest income	$4,119	$1,447
Dividend income	3 (1)	1 (1)
Net income from securities loaned(3)	29	7
Total Investment Income	4,151	1,455
EXPENSES:
Investment advisory fees	485	187
Administration fees	121	47
Custody and accounting fees	26	18
Transfer agent fees	12	5
Blue sky fees	14	20
SEC fees	1	1
Printing fees	3	3
Audit fees	6	6
Legal fees	10	10
Trustee fees	4	4
Other	6	5
Total Expenses	688	306
Less waivers of investment advisory fees	(182)	(70)
Less expenses reimbursed by administrator and adviser	(80)	(71)
Net Expenses	426	165
Net Investment Income	3,725	1,290
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	2,790	1,027
Futures contracts	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	3,934	1,753
Futures contracts	–	–
Net Gains	6,724	2,780
Net Increase in Net Assets Resulting from Operations	$10,449	$4,070

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $3, $1, $1 and $2, respectively.
(2)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds which rounds to less than $1 for the U.S. Treasury Index Portfolio and $1 for the U.S. Government Securities Portfolio.
(3)	See Note 2 to the Financial Statements for additional information.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$1,258	$496	$1,284	$144
– (2)	1 (1)	2 (1)	1 (2)
6	6	17	4
1,264	503	1,303	149

202	73	288	89
68	18	72	22
13	16	16	16
7	2	7	2
14	15	12	13
1	1	1	1
3	3	3	3
6	6	6	6
10	10	10	10
4	4	4	4
6	5	6	6
334	153	425	172
(101)	(27)	(108)	(33)
(57)	(62)	(63)	(61)
176	64	254	78
1,088	439	1,049	71

2,500	549	921	466
–	–	(49)	–

55	387	769	63
–	–	(58)	–
2,555	936	1,583	529
$3,643	$1,375	$2,632	$600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND PORTFOLIO		CORE BOND PORTFOLIO
Amounts in thousands	2012	2011	2012	2011
OPERATIONS:
Net investment income	$3,725	$7,693	$1,290	$2,934
Net realized gains	2,790	5,967	1,027	2,783
Net change in unrealized appreciation (depreciation)	3,934	(1,827)	1,753	(508)
Net Increase in Net Assets Resulting from Operations	10,449	11,833	4,070	5,209
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(27,297)	10,327	(3,021)	(8,108)
Net increase (decrease) in net assets resulting from Class C share transactions	–	(149)*	–	(2)*
Net increase (decrease) in net assets resulting from Class D share transactions	–	(125)*	–	(1)*
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,297)	10,053	(3,021)	(8,111)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(3,992)	(7,882)	(1,389)	(3,011)
From net realized gains	–	–	(2,662)	(1,170)
Total Distributions to Class A Shareholders	(3,992)	(7,882)	(4,051)	(4,181)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	(4)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class C Shareholders	–	(4)	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	(4)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class D Shareholders	–	(4)	–	–
Total Increase (Decrease) in Net Assets	(20,840)	13,996	(3,002)	(7,083)
NET ASSETS:
Beginning of period	238,271	224,275	93,371	100,454
End of period	$217,431	$238,271	$90,369	$93,371
Accumulated Undistributed Net Investment Income (Loss)	$(83)	$184	$(35)	$64

*	All outstanding Class C Shares and Class D Shares were automatically converted to Class A Shares of the same Portfolio as of the close of business on November 28, 2011.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S. GOVERNMENT SECURITIES PORTFOLIO
2012	2011	2012	2011	2012	2011	2012	2011

$1,088	$2,801	$439	$1,282	$1,049	$2,936	$71	$465
2,500	2,765	549	1,075	872	1,750	466	1,079
55	2,043	387	(679)	711	(2,285)	63	(186)
3,643	7,609	1,375	1,678	2,632	2,401	600	1,358

1,137	(7,207)	(12,214)	(10,764)	31,666	(49,745)	17,152	(24,782)
–	(2)*	–	– *	–	– *	–	– *
–	(49)*	–	(5)*	–	(65)*	–	(71)*
1,137	(7,258)	(12,214)	(10,769)	31,666	(49,810)	17,152	(24,853)

(1,104)	(2,820)	(453)	(1,318)	(1,158)	(3,450)	(97)	(570)
(2,761)	(2,512)	(1,034)	(1,343)	–	–	(944)	(1,843)
(3,865)	(5,332)	(1,487)	(2,661)	(1,158)	(3,450)	(1,041)	(2,413)

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

–	–	–	–	–	(1)	–	–
–	–	–	–	–	–	–	(2)
–	–	–	–	–	(1)	–	(2)
915	(4,981)	(12,326)	(11,752)	33,140	(50,860)	16,711	(25,910)

136,803	141,784	41,367	53,119	124,519	175,379	41,074	66,984
$137,718	$136,803	$29,041	$41,367	$157,659	$124,519	$57,785	$41,074
$42	$58	$5	$19	$(57)	$52	$(29)	$(3)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008(1)	2007(1)
Net Asset Value, Beginning of Period	$21.59		$21.19		$20.68	$19.14	$19.66	$19.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34		0.74		0.76	0.81	0.81	1.02
Net realized and unrealized gains (losses)	0.60		0.41		0.54	1.58	(0.51)	(0.15)
Total from Investment Operations	0.94		1.15		1.30	2.39	0.30	0.87
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.36)		(0.75)		(0.79)	(0.85)	(0.82)	(1.03)
Total Distributions Paid	(0.36)		(0.75)		(0.79)	(0.85)	(0.82)	(1.03)
Net Asset Value, End of Period	$22.17		$21.59		$21.19	$20.68	$19.14	$19.66
Total Return(3)	4.40%		5.54%		6.40%	12.79%	1.77%	4.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$217,431		$238,271		$224,006	$284,682	$269,001	$280,428
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.35	%(5)	0.33	%(5)	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.57%		0.56%		0.57%	0.56%	0.55%	0.55%
Net investment income, net of waivers, reimbursements and credits	3.08	%(5)	3.43	%(5)	3.66%	4.06%	4.15%	5.22%
Net investment income, before waivers, reimbursements and credits	2.86%		3.20%		3.45%	3.86%	3.96%	5.03%
Portfolio Turnover Rate	307.41%		754.20%		709.09%	630.26%	570.64%	604.49%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $11,000 and $63,000, which represents 0.01 and 0.03 percent of average net assets, for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

CORE BOND PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010	2009	2008(1)	2007
Net Asset Value, Beginning of Period	$10.74		$10.64		$10.36	$9.48	$9.79	$9.93
INCOME (LOSS) FROM INVESTMEN T OPERATIONS:
Net investment income	0.15		0.32		0.37	0.46	0.41	0.49
Net realized and unrealized gains (losses)	0.32		0.22		0.28	0.88	(0.31)	(0.13)
Total from Investment Operations	0.47		0.54		0.65	1.34	0.10	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.32)		(0.37)	(0.46)	(0.41)	(0.50)
From net realized gains	(0.31)		(0.12)		–	–	–	–
Total Distributions Paid	(0.47)		(0.44)		(0.37)	(0.46)	(0.41)	(0.50)
Net Asset Value, End of Period	$10.74		$10.74		$10.64	$10.36	$9.48	$9.79
Total Return(2)	4.46%		5.31%		6.46%	14.47%	1.02%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,369		$93,371		$100,451	$95,028	$174,556	$207,592
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.35	%(4)	0.32	%(4)	0.36%	0.36%	0.36%	0.36	%(5)
Expenses, before waivers, reimbursements and credits	0.65%		0.62%		0.64%	0.61%	0.57%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.77	%(4)	2.99	%(4)	3.43%	4.47%	4.19%	5.07%
Net investment income, before waivers, reimbursements and credits	2.47%		2.69%		3.15%	4.22%	3.98%	4.86%
Portfolio Turnover Rate	341.56%		851.07%		765.28%	575.14%	681.34%	716.62%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $4,000 and $36,000, which represents 0.01 and 0.04 percent of average net assets, for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01 percent of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursements would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010(1)	2009(1)	2008(1)	2007
Net Asset Value, Beginning of Period	$23.38		$22.84		$22.92	$23.15	$21.79	$21.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.19)		0.49		0.59	0.72	0.79	0.88
Net realized and unrealized gains (losses)	0.81		0.95		0.44	(0.18)	1.35	0.72
Total from Investment Operations	0.62		1.44		1.03	0.54	2.14	1.60
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.49)		(0.59)	(0.76)	(0.78)	(0.88)
From net realized gains	(0.47)		(0.41)		(0.52)	(0.01)	–	–
Total Distributions Paid	(0.66)		(0.90)		(1.11)	(0.77)	(0.78)	(0.88)
Net Asset Value, End of Period	$23.34		$23.38		$22.84	$22.92	$23.15	$21.79
Total Return(2)	2.70%		6.60%		4.74%	2.39%	10.10%	7.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$137,718		$136,803		$141,733	$135,324	$216,204	$129,448
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.26	%(4)	0.26	%(4)	0.26%	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.49%		0.48%		0.48%	0.47%	0.47%	0.55%
Net investment income, net of waivers, reimbursements and credits	1.61	%(4)	2.17	%(4)	2.60%	3.13%	3.57%	4.37%
Net investment income, before waivers, reimbursements and credits	1.38%		1.95%		2.38%	2.92%	3.36%	4.08%
Portfolio Turnover Rate	40.86%		64.52%		47.05%	44.72%	33.07%	36.29%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERMEDIATE BOND PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010	2009	2008(1)	2007
Net Asset Value, Beginning of Period	$21.43		$21.86		$21.18	$19.55	$19.89	$20.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27		0.58		0.57	0.71	0.74	1.01
Net realized and unrealized gains (losses)	0.49		0.14		0.68	1.65	(0.34)	(0.17)
Total from Investment Operations	0.76		0.72		1.25	2.36	0.40	0.84
LESS DISTRIBUTIONS PAID:
From net investment income	(0.27)		(0.60)		(0.57)	(0.73)	(0.74)	(1.02)
From net realized gains	(0.54)		(0.55)		–	–	–	–
Total Distributions Paid	(0.81)		(1.15)		(0.57)	(0.73)	(0.74)	(1.02)
Net Asset Value, End of Period	$21.38		$21.43		$21.86	$21.18	$19.55	$19.89
Total Return(2)	3.64%		3.50%		6.00%	12.28%	2.17%	4.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$29,041		$41,367		$53,114	$44,789	$25,801	$32,103
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.35	%(4)	0.32	%(4)	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.84%		0.72%		0.72%	0.89%	0.81%	0.78%
Net investment income, net of waivers, reimbursements and credits	2.41	%(4)	2.68	%(4)	2.64%	3.45%	3.77%	5.12%
Net investment income, before waivers, reimbursements and credits	1.92%		2.28%		2.28%	2.92%	3.32%	4.70%
Portfolio Turnover Rate	401.09%		779.22%		801.81%	727.05%	558.33%	371.48%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $2,000 and $21,000, which represents 0.01 and 0.04 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SHORT BOND PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010	2009	2008(1)	2007
Net Asset Value, Beginning of Period	$18.91		$19.05		$18.93	$18.11	$18.35	$18.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.36		0.49	0.46	0.57	0.87
Net realized and unrealized gains (losses)	0.21		(0.08)		0.14	0.84	(0.23)	0.03
Total from Investment Operations	0.35		0.28		0.63	1.30	0.34	0.90
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.42)		(0.51)	(0.48)	(0.58)	(0.88)
Total Distributions Paid	(0.15)		(0.42)		(0.51)	(0.48)	(0.58)	(0.88)
Net Asset Value, End of Period	$19.11		$18.91		$19.05	$18.93	$18.11	$18.35
Total Return(2)	1.83%		1.47%		3.36%	7.24%	1.86%	5.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$157,659		$124,519		$175,313	$193,337	$115,874	$130,477
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.35	%(4)	0.34	%(4)	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.59%		0.57%		0.58%	0.59%	0.58%	0.56%
Net investment income, net of waivers, reimbursements and credits	1.46	%(4)	1.86	%(4)	2.52%	2.48%	3.13%	4.76%
Net investment income, before waivers, reimbursements and credits	1.22%		1.63%		2.30%	2.25%	2.91%	4.56%
Portfolio Turnover Rate	262.63%		411.73%		432.78%	903.45%	508.41%	168.98%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $7,000 and $32,000, which represents 0.01 and 0.02 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SECURITIES PORTFOLIO	CLASS A
Selected per share data	2012		2011		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.49		$20.77		$20.96	$20.34	$19.57	$19.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.16		0.25	0.35	0.60	0.89
Net realized and unrealized gains	0.20		0.33		0.37	0.63	0.77	0.10
Total from Investment Operations	0.24		0.49		0.62	0.98	1.37	0.99
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.20)		(0.28)	(0.36)	(0.60)	(0.90)
From net realized gains	(0.47)		(0.57)		(0.53)	–	–	–
Total Distributions Paid	(0.52)		(0.77)		(0.81)	(0.36)	(0.60)	(0.90)
Net Asset Value, End of Period	$20.21		$20.49		$20.77	$20.96	$20.34	$19.57
Total Return(1)	1.18%		2.50%		3.02%	4.88%	7.15%	5.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period Ratio to average net assets of:(2)	$57,785		$41,074		$66,912	$77,116	$72,092	$67,176
Expenses, net of waivers, reimbursements and credits	0.35	%(3)	0.31	%(3)	0.36%	0.36%	0.36%	0.36	%(4)
Expenses, before waivers, reimbursements and credits	0.78%		0.67%		0.65%	0.66%	0.65%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.32	%(3)	0.83	%(3)	1.23%	1.68%	2.99%	4.61%
Net investment income (loss), before waivers, reimbursements and credits	(0.11)%		0.47%		0.94%	1.38%	2.70%	4.34%
Portfolio Turnover Rate	966.41%		1,179.64%		1,227.07%	1,572.96%	1,243.35%	1,322.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market portfolios of approximately $2,000 and $29,000, which represents 0.01 and 0.05 percent of average net assets for the six months ended May 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $12,000, which represents 0.02 percent of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursements would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.9%

Automobile – 0.3%

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	$680	$680

Commercial Mortgage-Backed Securities – 3.6%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	1,806	1,807

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	1,750	1,925

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	299	308

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	1,355	1,509

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	679	685

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	325	332

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	800	834

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	318	319

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	41	41
		7,760
Total Asset-Backed Securities
(Cost $8,253)		8,440

CORPORATE BONDS – 37.2%

Aerospace/Defense – 0.7%

BE Aerospace, Inc., 8.50%, 7/1/18	580	632

5.25%, 4/1/22 †	285	288

United Technologies Corp., 1.80%, 6/1/17	405	411

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Aerospace/Defense – 0.7% – continued

4.50%, 6/1/42 (1)	$130	$139
		1,470

Agriculture – 1.1%

Altria Group, Inc., 10.20%, 2/6/39	435	704

Bunge Ltd. Finance Corp., 4.10%, 3/15/16 †	350	370

8.50%, 6/15/19	395	503

Lorillard Tobacco Co., 8.13%, 6/23/19 †	685	854
		2,431

Auto Manufacturers – 0.5%

Daimler Finance North America LLC, 1.65%, 4/10/15 (2)(3)	415	415

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (2)(3)	630	672
		1,087

Auto Parts & Equipment – 0.3%

BorgWarner, Inc., 4.63%, 9/15/20	560	616

Banks – 4.1%

Bank of America Corp., 3.75%, 7/12/16	525	519

3.88%, 3/22/17 †	305	304

6.00%, 9/1/17	425	451

5.70%, 1/24/22	380	404

5.88%, 2/7/42	400	408

Capital One Capital V, 10.25%, 8/15/39	735	761

Capital One Financial Corp., 2.15%, 3/23/15	330	331

Citigroup, Inc., 2.65%, 3/2/15	350	347

4.45%, 1/10/17 †	530	547

4.50%, 1/14/22 †	395	405

Goldman Sachs Group (The), Inc., 3.30%, 5/3/15	175	173

3.63%, 2/7/16 †	450	443

5.63%, 1/15/17 †	380	390

5.75%, 1/24/22	230	236

6.25%, 2/1/41	675	680

HSBC USA, Inc., 2.38%, 2/13/15 †	315	316

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Banks – 4.1% – continued

JPMorgan Chase & Co., 5.40%, 1/6/42 †	$350	$379

Morgan Stanley, 2.88%, 1/24/14 †	285	278

4.00%, 7/24/15 †	475	459

3.45%, 11/2/15	345	328

4.75%, 3/22/17	375	361

5.75%, 1/25/21 †	500	471
		8,991

Beverages – 0.4%

Constellation Brands, Inc., 6.00%, 5/1/22 †	550	584

Molson Coors Brewing Co., 3.50%, 5/1/22 †	160	163

5.00%, 5/1/42	150	160
		907

Biotechnology – 0.8%

Genzyme Corp., 3.63%, 6/15/15	570	614

Gilead Sciences, Inc., 4.50%, 4/1/21 †	405	449

Life Technologies Corp., 5.00%, 1/15/21	525	590
		1,653

Chemicals – 0.4%
CF Industries, Inc., 6.88%, 5/1/18	675	803

Coal – 0.1%

Arch Coal, Inc., 7.00%, 6/15/19 (3)†	345	296

Commercial Services – 1.1%

ERAC USA Finance LLC, 7.00%, 10/15/37 (2)(3)	725	882

Hertz (The) Corp., 7.50%, 10/15/18	755	786

UR Merger Sub Corp., 5.75%, 7/15/18 (2)(3)†	660	672
		2,340

Computers – 0.5%

Hewlett-Packard Co., 2.60%, 9/15/17	350	345

4.65%, 12/9/21	450	467

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Computers – 0.5% – continued

International Business Machines Corp., 1.88%, 5/15/19 †	$285	$287
		1,099

Diversified Financial Services – 4.9%

American Express Credit Corp., 2.38%, 3/24/17	330	334

BlackRock, Inc., 3.38%, 6/1/22 †	235	238

Caterpillar Financial Services Corp., 1.63%, 6/1/17 †	245	246

Countrywide Financial Corp., 6.25%, 5/15/16 †	740	761

FMR LLC, 6.45%, 11/15/39 (2)(3)	1,040	1,206

Ford Motor Credit Co. LLC, 3.88%, 1/15/15	825	859

7.00%, 4/15/15	215	241

4.25%, 2/3/17 †	465	496

General Electric Capital Corp., 2.15%, 1/9/15 †	780	790

3.35%, 10/17/16 †	345	362

2.30%, 4/27/17 †	320	319

5.30%, 2/11/21 †	510	568

4.65%, 10/17/21 †	645	709

Hyundai Capital America, 4.00%, 6/8/17 (2)(3)	240	246

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	1,385	1,454

International Lease Finance Corp., 6.25%, 5/15/19 †	765	765

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39 †	1,095	1,096
		10,690

Electric – 1.9%

CMS Energy Corp., 2.75%, 5/15/14	770	773

6.55%, 7/17/17	150	170

5.05%, 2/15/18	715	762

Exelon Generation Co. LLC, 6.20%, 10/1/17 †	880	1,028

FirstEnergy Corp., 7.38%, 11/15/31	590	751

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Electric – 1.9% – continued

NV Energy, Inc., 6.25%, 11/15/20 †	$575	$631
		4,115

Electronics – 0.5%

Agilent Technologies, Inc., 6.50%, 11/1/17	830	1,003

Engineering & Construction – 0.2%

URS Corp., 5.00%, 4/1/22 (2)(3)	440	436

Food – 0.6%

H.J. Heinz Co., 1.50%, 3/1/17	295	295

Kellogg Co., 1.75%, 5/17/17	290	290

SUPERVALU, Inc., 8.00%, 5/1/16 †	815	813
		1,398

Forest Products & Paper – 0.7%

Domtar Corp., 4.40%, 4/1/22	460	453

International Paper Co., 7.95%, 6/15/18	390	490

Westvaco Corp., 8.20%, 1/15/30	580	671
		1,614

Gas – 0.2%

CenterPoint Energy, Inc., 6.50%, 5/1/18	295	354

Healthcare – Services – 0.6%

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (3)	875	871

WellPoint, Inc., 3.13%, 5/15/22	320	319
		1,190

Household Products/Wares – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (3)†	680	717

Insurance – 1.9%

Aflac, Inc., 2.65%, 2/15/17 †	235	240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Insurance – 1.9% – continued

American International Group, Inc., 3.80%, 3/22/17	$385	$391

4.88%, 6/1/22 †	425	428

8.18%, 5/15/58	355	369

Liberty Mutual Group, Inc., 4.95%, 5/1/22 (2)(3)	290	289

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (2)(3)†	345	356

Pricoa Global Funding I, 5.45%, 6/11/14 (2)(3)	380	407

Protective Life Corp., 8.45%, 10/15/39	1,395	1,714
		4,194

Iron/Steel – 0.7%

Cliffs Natural Resources, Inc., 4.88%, 4/1/21 †	450	468

Commercial Metals Co., 7.35%, 8/15/18 †	1,000	1,020
		1,488

Lodging – 0.5%

Hyatt Hotels Corp., 6.88%, 8/15/19 (2)(3)	905	1,078

Machinery – Diversified – 0.5%

Case New Holland, Inc., 7.75%, 9/1/13	1,000	1,062

Media – 1.8%

Comcast Corp., 4.95%, 6/15/16	280	315

6.40%, 5/15/38	720	885

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	450	501

5.15%, 3/15/42	450	448

News America, Inc., 6.90%, 8/15/39	225	270

Time Warner Cable, Inc., 8.75%, 2/14/19	545	722

5.50%, 9/1/41	315	338

Time Warner, Inc., 6.10%, 7/15/40	450	516
		3,995

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15 †	$360	$357

Newmont Mining Corp., 3.50%, 3/15/22 †	305	301
		658

Office/Business Equipment – 0.3%

Xerox Corp., 2.95%, 3/15/17 †	230	232

4.50%, 5/15/21	315	325
		557

Oil & Gas – 4.2%

Anadarko Petroleum Corp., 6.38%, 9/15/17	675	789

Continental Resources, Inc., 5.00%, 9/15/22 (2)(3)†	765	759

Devon Energy Corp., 3.25%, 5/15/22	505	512

EQT Corp., 4.88%, 11/15/21	400	413

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (2)(3)	885	843

Newfield Exploration Co., 7.13%, 5/15/18 †	545	578

6.88%, 2/1/20 †	475	504

5.75%, 1/30/22	485	510

Phillips 66, 4.30%, 4/1/22 (2)(3)	465	484

Pioneer Natural Resources Co., 6.88%, 5/1/18	495	583

Plains Exploration & Production Co., 7.63%, 6/1/18	225	237

6.13%, 6/15/19	590	572

6.75%, 2/1/22	450	445

QEP Resources, Inc., 6.88%, 3/1/21	905	980

Range Resources Corp., 5.75%, 6/1/21	540	556

Rowan Cos., Inc., 4.88%, 6/1/22	300	304
		9,069

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Oil & Gas Services – 0.1%

Cameron International Corp., 3.60%, 4/30/22	$290	$292

Packaging & Containers – 0.2%

Rock-Tenn Co., 4.45%, 3/1/19 (2)(3)	355	363

Pharmaceuticals – 0.6%

Express Scripts Holding Co., 3.13%, 5/15/16	525	547

3.90%, 2/15/22 (2)(3)	450	467

Medco Health Solutions, Inc., 2.75%, 9/15/15	290	299
		1,313

Pipelines – 1.1%

Chesapeake Midstream Partners L.P./CHKM Finance Corp., 6.13%, 7/15/22	500	475

Energy Transfer Partners L.P., 6.50%, 2/1/42	430	456

Enterprise Products Operating LLC, 6.45%, 9/1/40	250	303

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (2)(3)†	675	709

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	525	541
		2,484

Real Estate Investment Trusts – 1.8%

American Tower Corp., 4.50%, 1/15/18	405	430

Boston Properties L.P., 3.70%, 11/15/18 †	410	428

ERP Operating L.P., 4.63%, 12/15/21 †	665	725

HCP, Inc., 5.63%, 5/1/17 †	675	747

3.75%, 2/1/19 †	155	156

Health Care REIT, Inc., 4.13%, 4/1/19 †	380	387

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	235	241

4.75%, 6/1/21	550	575

4.25%, 3/1/22	265	266
		3,955

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.2% – continued

Retail – 0.4%

CVS Caremark Corp., 5.75%, 5/15/41	$235	$279

Macy’s Retail Holdings, Inc., 5.13%, 1/15/42	415	433

Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22 †	220	222
		934

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (2)(3)	410	407

Software – 0.3%

Fidelity National Information Services, Inc., 5.00%, 3/15/22 (2)(3)†	765	743

Telecommunications – 2.3%

AT&T, Inc., 5.50%, 2/1/18 †	270	319

5.55%, 8/15/41	350	410

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (2)(3)	485	521

CenturyLink, Inc., 5.80%, 3/15/22	390	385

Frontier Communications Corp., 8.25%, 4/15/17 †	800	826

Juniper Networks, Inc., 5.95%, 3/15/41	340	403

Qwest Communications International, Inc., 8.00%, 10/1/15 †	275	291
7.13%, 4/1/18	1,025	1,083

Windstream Corp., 8.13%, 8/1/13 †	655	689
		4,927

Transportation – 0.1%
CSX Corp., 4.75%, 5/30/42	215	220
Total Corporate Bonds
(Cost $77,617)		80,949

FOREIGN ISSUER BONDS – 10.4%

Banks – 0.9%

Abbey National Treasury Services PLC, 4.00%, 4/27/16 †	475	463

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Banks – 0.9% – continued

HSBC Holdings PLC, 4.00%, 3/30/22	$375	$382

Lloyds TSB Bank PLC, 4.20%, 3/28/17 †	465	464
6.50%, 9/14/20 (2)(3)†	700	656
		1,965

Beverages – 0.5%

Heineken N.V., 3.40%, 4/1/22 (2)(3)	330	339

Pernod-Ricard S.A., 4.45%, 1/15/22 (2)(3)	375	391
SABMiller PLC, 6.50%, 7/1/16 (2)(3)	265	310
		1,040

Chemicals – 0.7%

Agrium, Inc., 6.13%, 1/15/41	330	404

LyondellBasell Industries N.V., 5.00%, 4/15/19 (2)(3)	620	631
6.00%, 11/15/21 (2)(3)	400	428
		1,463

Computers – 0.3%
Seagate HDD Cayman, 6.88%, 5/1/20 †	580	605

Diversified Financial Services – 0.3%
Macquarie Group Ltd., 7.30%, 8/1/14 (2)(3)†	580	616

Electric – 0.3%
PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)(3)†	685	722

Food – 0.2%
Delhaize Group S.A., 4.13%, 4/10/19 †	540	536

Healthcare – Products – 0.2%
Covidien International Finance S.A., 3.20%, 6/15/22 †	325	330

Insurance – 1.2%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	845	975
5.50%, 11/15/20 †	340	358

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Insurance – 1.2% – continued

XL Group PLC, 6.50%, 4/15/17	$1,735	$1,336
		2,669

Leisure Time – 0.6%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	1,200	1,254

Media – 0.3%

Videotron Ltee, 5.00%, 7/15/22 (3)†	640	624

Mining – 0.2%

Teck Resources Ltd., 3.00%, 3/1/19 †	235	231

Vale Overseas Ltd., 4.38%, 1/11/22	310	310
		541

Miscellaneous Manufacturing – 0.4%

Bombardier, Inc., 5.75%, 3/15/22 (3)†	800	778

Oil & Gas – 1.9%

BP Capital Markets PLC, 1.85%, 5/5/17	350	350

Ensco PLC, 3.25%, 3/15/16	420	440

Nexen, Inc., 6.40%, 5/15/37	545	599

Noble Holding International Ltd., 3.95%, 3/15/22 †	390	397

Petrobras International Finance Co., 3.88%, 1/27/16	155	160
3.50%, 2/6/17 †	550	558

Petro-Canada, 6.05%, 5/15/18	140	166

Petroleos Mexicanos, 5.50%, 1/21/21	645	710

Total Capital S.A., 4.45%, 6/24/20 †	240	273

Transocean, Inc., 5.05%, 12/15/16 †	525	573
		4,226

Oil & Gas Services – 0.5%

Weatherford International Ltd., 5.13%, 9/15/20	520	562

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.4% – continued

Oil & Gas Services – 0.5% – continued

5.95%, 4/15/42	$455	$480
		1,042

Pharmaceuticals – 0.4%

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17 †	405	406

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	535	561
		967

Telecommunications – 1.1%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20 (2)(3)	600	595

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	485	490

Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (2)(3)	810	815

Virgin Media Finance PLC, 5.25%, 2/15/22	550	536
		2,436

Transportation – 0.4%

Kansas City Southern de Mexico S.A.de C.V., 6.63%, 12/15/20 †	730	797
Total Foreign Issuer Bonds
(Cost $22,469)		22,611

U.S. GOVERNMENT AGENCIES – 33.9% (4)

Fannie Mae – 26.8%

Pool #545437, 7.00%, 2/1/32	5	6

Pool #585617, 7.00%, 5/1/31 (5)	–	–

Pool #735893, 5.00%, 10/1/35	1,162	1,260

Pool #831810, 6.00%, 9/1/36	1,727	1,920

Pool #888538, 5.50%, 1/1/37	572	627

Pool #890009, 5.50%, 9/1/36	1,691	1,858

Pool #893082, 2.71%, 9/1/36	642	689

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.9% (4) – continued

Fannie Mae – 26.8% – continued

Pool #929203, 6.50%, 3/1/38	$450	$507

Pool #932638, 5.00%, 3/1/40	1,866	2,061

Pool #946869, 6.00%, 9/1/37	291	321

Pool #955782, 6.50%, 10/1/37	739	837

Pool #990702, 6.50%, 9/1/38	1,376	1,554

Pool #991529, 6.00%, 11/1/38	1,309	1,445

Pool #AB1470, 4.50%, 9/1/40	1,195	1,286

Pool #AB2693, 4.50%, 4/1/41	2,431	2,642

Pool #AB3114, 5.00%, 6/1/41	1,413	1,552

Pool #AC6767, 4.50%, 1/1/40	241	264

Pool #AC9581, 5.50%, 1/1/40	3,469	3,815

Pool #AD0496, 6.00%, 10/1/39	2,540	2,804

Pool #AD0915, 5.50%, 12/1/38	346	381

Pool #AD1645, 5.00%, 3/1/40	1,205	1,318

Pool #AD6929, 5.00%, 6/1/40	1,379	1,507

Pool #AE6371, 4.00%, 12/1/40	1,895	2,019

Pool #AE6415, 4.00%, 10/1/40	1,554	1,682

Pool #AH1166, 4.50%, 12/1/40	3,414	3,705

Pool #AH1507, 4.50%, 12/1/40	1,697	1,860

Pool #AI5826, 4.00%, 9/1/41	1,391	1,482

Pool #AI9518, 4.00%, 9/1/41	2,032	2,166

Pool #AJ0799, 4.00%, 9/1/41	704	757

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.9% (4) – continued

Fannie Mae – 26.8% – continued

Pool #AJ1713, 4.00%, 9/1/41	$678	$729

Pool #AJ2166, 4.00%, 10/1/41	2,527	2,693

Pool #AJ4048, 4.00%, 10/1/41	1,844	1,978

Pool #AJ4467, 4.00%, 11/1/41	705	760

Pool #AJ5836, 4.00%, 11/1/41	708	763

Pool #AJ7686, 4.00%, 12/1/41	836	902

Pool TBA, 5.00%, 6/1/39 (1)	2,620	2,838
4.50%, 6/15/39 (1)	675	724
4.00%, 12/13/49 (1)	3,285	3,497
5.50%, 12/31/49 (1)	905	987
		58,196

Freddie Mac – 1.6%

Pool #1B3575, 6.04%, 9/1/37	450	491

Pool #1G2296, 6.20%, 11/1/37	1,080	1,183

Pool #1J0365, 5.50%, 4/1/37	415	445

Pool #1J2840, 5.88%, 9/1/37	555	597

Pool #848076, 5.48%, 6/1/38	628	680
		3,396

Freddie Mac Gold – 4.5%

Pool #A62213, 6.00%, 6/1/37	1,191	1,332

Pool #A65182, 6.50%, 9/1/37	482	543

Pool #C00910, 7.50%, 1/1/30	303	370

Pool #C02790, 6.50%, 4/1/37	807	915

Pool #C02838, 5.50%, 5/1/37	1,171	1,286

Pool #C03517, 4.50%, 9/1/40	1,311	1,402

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.9% (4) – continued

Freddie Mac Gold – 4.5% – continued

Pool #C03837, 3.50%, 4/1/42	$2,626	$2,760

Pool #G01954, 5.00%, 11/1/35	1,062	1,146
		9,754

Government National Mortgage Association – 0.5%

Series 2008-8, Class A, 3.61%, 8/16/27	76	76

Series 2012-2, Class A, 1.86%, 6/16/31	999	1,015
		1,091

Government National Mortgage Association II – 0.5%

Pool #82581, 4.00%, 7/20/40	1,141	1,216
Total U.S. Government Agencies
(Cost $70,934)		73,653

U.S. GOVERNMENT OBLIGATIONS – 13.7%

U.S. Treasury Bonds – 3.3%

3.13%, 2/15/42	6,650	7,272

U.S. Treasury Inflation Indexed Notes – 6.4%

0.63%, 4/15/13	5,650	6,181
0.13%, 4/15/17	7,200	7,703
		13,884

U.S. Treasury Notes – 4.0%

0.25%, 5/15/15	2,630	2,622
0.63%, 5/31/17	5,995	5,982
		8,604
Total U.S. Government Obligations
(Cost $29,269)		29,760

MUNICIPAL BONDS – 0.7%

Ohio – 0.7%

American Municipal Power, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	1,060	1,514
Total Municipal Bonds
(Cost $1,060)		1,514

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 18.4%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	12,017,612	$12,018

Northern Institutional Funds – Liquid Assets Portfolio (7)(8)(9)	28,038,091	28,038
Total Investment Companies
(Cost $40,056)		40,056

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 6/21/12	$600	$600
Total Short-Term Investments
(Cost $600)		600

Total Investments – 118.5%
(Cost $250,258)		257,583
Liabilities less Other Assets – (18.5)%		(40,152)
NET ASSETS – 100.0%		$217,431

(1)	When-Issued Security.
(2)

Restricted security that has been deemed illiquid. At May 31, 2012 , the value of these restricted illiquid securities amounted to approximately $17,458,000 or 8.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
CC Holdings GS V LLC/ Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	$518

Continental Resources, Inc., 5.00%, 9/15/22	3/5/12	765

Daimler Finance North America LLC, 1.65%, 4/10/15	4/2/12	415

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	719

Express Scripts Holding Co., 3.90%, 2/15/22	2/6/12	440

Fidelity National Information Services, Inc., 5.00%, 3/15/22	3/5/12	765

FMR LLC, 6.45%, 11/15/39	1/6/10	987

Heineken N.V., 3.40%, 4/1/22	3/29/12	329

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	904

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	$239

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4/13/12	611

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11	695

Liberty Mutual Group, Inc., 4.95%, 5/1/22	5/1/12	289

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	2/28/12	885

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	696

LyondellBasell Industries N.V., 5.00%, 4/15/19	3/26/12	620

LyondellBasell Industries N.V., 6.00%, 11/15/21	11/4/11–11/18/11	407

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10–12/15/10	633

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	345

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	627

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11	374

Phillips 66, 4.30%, 4/1/22	3/7/12	464

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	684

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	379

Rock-Tenn Co., 4.45%, 3/1/19	2/14/12	355

SABMiller PLC, 6.50%, 7/1/16	10/28/10	317

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	408

Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	810

UR Merger Sub Corp., 5.75%, 7/15/18	2/24/12–2/27/12	667

URS Corp., 5.00%, 4/1/22	3/8/12	440

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $38,468,000 with net sales of approximately $26,450,000 during the six months ended May 31, 2012.
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $45,394,000 with net sales of approximately $17,356,000 during the six months ended May 31, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2012, the quality distribution for the Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	12.7%
U.S. Agency	27.7
AAA	2.5
AA	1.3
A	8.5
BBB	19.4
BB	10.6
B	1.8
Cash Equivalents	15.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$8,440	(1)	$–	$8,440
Corporate Bonds	–	80,949	(1)	–	80,949
Foreign Issuer Bonds	–	22,611	(1)	–	22,611
U.S. Government Agencies	–	73,653	(1)	–	73,653
U.S. Government Obligations	–	29,760	(1)	–	29,760
Municipal Bonds	–	1,514		–	1,514
Investment Companies	40,056	–		–	40,056
Short-Term Investments	–	600		–	600
Total Investments	$40,056	$217,527		$–	$257,583

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.3%

Automobile – 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	$260	$260

Commercial Mortgage-Backed Securities – 4.0%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	455	486

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	576	576

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	350	385

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	550	571

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	500	557

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3, 5.71%, 9/11/38	193	196

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	288	291

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	150	153

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	300	313

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	71	71

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	17	16
		3,615
Total Asset-Backed Securities
(Cost $3,825)		3,875

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0%

Aerospace/Defense – 0.3%

United Technologies Corp., 1.80%, 6/1/17	$155	$157
4.50%, 6/1/42 (1)	95	102
		259

Agriculture – 1.3%

Altria Group, Inc., 10.20%, 2/6/39	240	389

Bunge Ltd. Finance Corp., 4.10%, 3/15/16 †	165	174
8.50%, 6/15/19	235	299

Lorillard Tobacco Co.,
8.13%, 6/23/19 †	275	343
		1,205

Auto Manufacturers – 0.4%

Daimler Finance N.A. LLC, 1.65%, 4/10/15 (2)(3)	145	145

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (2)(3)†	195	208
		353

Auto Parts & Equipment – 0.9%

BorgWarner, Inc., 4.63%, 9/15/20	240	264

Johnson Controls, Inc., 1.75%, 3/1/14	230	233
5.25%, 12/1/41	290	327
		824

Banks – 4.0%

Bank of America Corp., 3.75%, 7/12/16	210	208
3.88%, 3/22/17 †	120	120
6.00%, 9/1/17	170	180
5.70%, 1/24/22	145	154
5.88%, 2/7/42	155	158

Capital One Capital V, 10.25%, 8/15/39	400	414

Capital One Financial Corp., 2.15%, 3/23/15	130	131

Citigroup, Inc., 2.65%, 3/2/15	135	134
4.45%, 1/10/17 †	230	237
4.50%, 1/14/22 †	225	231

Goldman Sachs Group (The), Inc., 3.30%, 5/3/15	70	69

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Banks – 4.0% – continued

3.63%, 2/7/16 †	$100	$99
5.63%, 1/15/17	145	149
5.75%, 1/24/22	75	77
6.25%, 2/1/41	235	237

HSBC USA, Inc., 2.38%, 2/13/15 †	125	125

JPMorgan Chase & Co., 5.40%, 1/6/42	150	162

Morgan Stanley, 2.88%, 1/24/14 †	110	107
4.00%, 7/24/15	200	193
3.45%, 11/2/15	105	100
4.75%, 3/22/17	155	149
5.75%, 1/25/21	185	174
		3,608

Beverages – 0.8%

Diageo Investment Corp., 2.88%, 5/11/22	110	112

Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19 †	240	246

Molson Coors Brewing Co., 3.50%, 5/1/22 †	60	61
5.00%, 5/1/42	65	69

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)(3)	225	228
		716

Biotechnology – 1.1%

Genzyme Corp., 3.63%, 6/15/15	215	231

Gilead Sciences, Inc., 3.05%, 12/1/16 †	230	243
4.50%, 4/1/21 †	215	238

Life Technologies Corp., 5.00%, 1/15/21	250	281
		993

Chemicals – 0.2%

Eastman Chemical Co., 2.40%, 6/1/17	185	186

Commercial Services – 0.6%

ERAC USA Finance LLC, 7.00%, 10/15/37 (2)(3)	455	554

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Computers – 0.5%

Hewlett-Packard Co., 2.60%, 9/15/17	$130	$128
4.65%, 12/9/21	180	187

International Business Machines Corp., 1.88%, 5/15/19 †	110	111
		426

Diversified Financial Services – 4.1%

American Express Credit Corp., 2.80%, 9/19/16	160	165
2.38%, 3/24/17	130	132

BlackRock, Inc., 3.38%, 6/1/22	90	91

Caterpillar Financial Services Corp., 1.05%, 3/26/15 †	110	110
1.63%, 6/1/17 †	90	90

Countrywide Financial Corp., 6.25%, 5/15/16 †	255	262

FMR LLC, 6.45%, 11/15/39 (2)(3)	430	499

FUEL Trust, 4.21%, 4/15/16 (2)(3)	500	523

General Electric Capital Corp., 2.15%, 1/9/15	305	309
3.35%, 10/17/16	140	147
2.30%, 4/27/17 †	125	125
5.30%, 2/11/21 †	175	195
4.65%, 10/17/21 †	250	275

Hyundai Capital America, 4.00%, 6/8/17 (2)(3)	90	92

John Deere Capital Corp., 2.25%, 4/17/19 †	265	271

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	385	385
		3,671

Electric – 1.0%

Consumers Energy Co., 2.85%, 5/15/22	165	168

Exelon Generation Co. LLC, 6.20%, 10/1/17 †	355	415

FirstEnergy Corp., 7.38%, 11/15/31	230	293
		876

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Electronics – 0.6%

Agilent Technologies, Inc., 6.50%, 11/1/17	$445	$538

Engineering & Construction – 0.2%

URS Corp., 5.00%, 4/1/22 (2)(3)	180	178

Food – 0.5%

H.J. Heinz Co., 1.50%, 3/1/17	110	110

Kellogg Co., 1.75%, 5/17/17	110	110

Kroger (The) Co., 2.20%, 1/15/17	220	223
		443

Forest Products & Paper – 0.2%

International Paper Co., 7.95%, 6/15/18	155	195

Gas – 0.1%

CenterPoint Energy, Inc., 6.50%, 5/1/18	115	138

Healthcare – Services – 0.3%

Aetna, Inc., 1.75%, 5/15/17	125	124

WellPoint, Inc., 3.13%, 5/15/22	125	125
		249

Insurance – 2.5%

Aflac, Inc., 2.65%, 2/15/17 †	90	92

American International Group, Inc., 3.80%, 3/22/17	150	152
4.88%, 6/1/22 †	160	161

Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	115	115

Liberty Mutual Group, Inc., 4.95%, 5/1/22 (2)(3)	110	110

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (2)(3)	150	155

Pricoa Global Funding I, 5.45%, 6/11/14 (2)(3)	135	145

Protective Life Corp., 8.45%, 10/15/39	555	682

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Insurance – 2.5% – continued

Prudential Financial, Inc., 3.00%, 5/12/16	$625	$643
		2,255

Internet – 0.4%

Symantec Corp., 2.75%, 9/15/15	325	338

Iron/Steel – 0.6%

Cliffs Natural Resources, Inc., 4.88%, 4/1/21 †	200	208

Commercial Metals Co., 7.35%, 8/15/18	365	373
		581

Lodging – 0.5%

Hyatt Hotels Corp., 6.88%, 8/15/19 (2)(3)	410	488

Media – 2.3%

CBS Corp., 3.38%, 3/1/22 †	80	80

Comcast Corp., 4.95%, 6/15/16	110	124
6.40%, 5/15/38	320	393

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	175	195
5.15%, 3/15/42	170	169

Discovery Communications LLC, 3.30%, 5/15/22 †	160	160

NBCUniversal Media LLC, 2.10%, 4/1/14	140	143

News America, Inc., 6.90%, 8/15/39	85	102

Time Warner Cable, Inc., 8.75%, 2/14/19	205	272
5.50%, 9/1/41	155	166

Time Warner, Inc., 6.10%, 7/15/40	250	287
		2,091

Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15 †	135	134

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Mining – 0.3% – continued

Newmont Mining Corp., 3.50%, 3/15/22	$120	$118
		252

Miscellaneous Manufacturing – 0.3%

Dover Corp., 5.45%, 3/15/18	230	273

Office/Business Equipment – 0.6%

Xerox Corp., 4.25%, 2/15/15	350	371
2.95%, 3/15/17 †	95	96
4.50%, 5/15/21	115	119
		586

Oil & Gas – 1.5%

Anadarko Petroleum Corp., 6.38%, 9/15/17	280	327

Devon Energy Corp., 3.25%, 5/15/22	195	198

EQT Corp., 4.88%, 11/15/21	170	175

Phillips 66, 2.95%, 5/1/17 (2)(3)	335	342
4.30%, 4/1/22 (2)(3)	175	182

Rowan Cos., Inc., 4.88%, 6/1/22	120	122
		1,346

Oil & Gas Services – 0.1%

Cameron International Corp., 3.60%, 4/30/22	110	111

Pharmaceuticals – 1.1%

Cardinal Health, Inc., 3.20%, 6/15/22	180	183

Express Scripts Holding Co., 3.13%, 5/15/16	245	255
3.90%, 2/15/22 (2)(3)	170	176

McKesson Corp., 5.70%, 3/1/17 †	200	236

Medco Health Solutions, Inc., 2.75%, 9/15/15 †	110	113
		963

Pipelines – 1.0%

Energy Transfer Partners L.P., 6.50%, 2/1/42	170	180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Pipelines – 1.0% – continued

Enterprise Products Operating LLC, 3.20%, 2/1/16 †	$220	$233
6.45%, 9/1/40	105	127

Kinder Morgan Energy Partners L.P., 4.15%, 3/1/22	125	128

Williams Partners L.P., 3.80%, 2/15/15	225	238
		906

Real Estate Investment Trusts – 2.0%

American Tower Corp., 4.50%, 1/15/18 †	250	266

Boston Properties L.P., 3.70%, 11/15/18 †	165	172
3.85%, 2/1/23 (1)	165	165

ERP Operating L.P., 4.63%, 12/15/21 †	265	289

HCP, Inc., 5.63%, 5/1/17 †	225	249
3.75%, 2/1/19	60	60

Health Care REIT, Inc., 4.13%, 4/1/19 †	150	153

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19 †	90	92
4.75%, 6/1/21	250	261
4.25%, 3/1/22	60	60
		1,767

Retail – 0.4%

CVS Caremark Corp., 5.75%, 5/15/41	150	178

Macy’s Retail Holdings, Inc., 5.13%, 1/15/42	150	157
		335

Semiconductors – 0.3%

Altera Corp., 1.75%, 5/15/17	115	116

Samsung Electronics America, Inc., 1.75%, 4/10/17 (2)(3)	160	159
		275

Telecommunications – 1.2%

AT&T, Inc., 5.50%, 2/1/18 †	185	219
5.55%, 8/15/41	120	141

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 33.0% – continued

Telecommunications – 1.2% – continued

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (2)(3)	$190	$204

CenturyLink, Inc., 5.80%, 3/15/22	145	143

Juniper Networks, Inc., 4.60%, 3/15/21	240	259
5.95%, 3/15/41	130	154
		1,120

Transportation – 0.8%

Burlington Northern Santa Fe LLC, 3.60%, 9/1/20 †	225	240

CSX Corp., 4.75%, 5/30/42	95	97

Norfolk Southern Corp., 6.00%, 5/23/11 (4)	290	353
		690
Total Corporate Bonds
(Cost $28,281)		29,789

FOREIGN ISSUER BONDS – 9.2%

Banks – 1.2%

Abbey National Treasury Services PLC, 4.00%, 4/27/16 †	245	239

HSBC Holdings PLC, 4.00%, 3/30/22	165	168

Lloyds TSB Bank PLC, 4.20%, 3/28/17	180	180
6.50%, 9/14/20 (2)(3)†	315	295

Westpac Banking Corp., 3.00%, 12/9/15	200	208
		1,090

Beverages – 0.8%

Heineken N.V., 3.40%, 4/1/22 (2)(3)	175	180

Pernod-Ricard S.A., 2.95%, 1/15/17 (2)(3)	265	268
4.45%, 1/15/22 (2)(3)	160	167

SABMiller PLC, 6.50%, 7/1/16 (2)(3)	105	123
		738

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.2% – continued

Chemicals – 0.4%

Agrium, Inc., 6.13%, 1/15/41	$140	$172

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	180	193
		365

Diversified Financial Services – 0.3%

Macquarie Group Ltd., 7.30%, 8/1/14 (2)(3)†	265	281

Electric – 0.4%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)(3)†	310	327

Food – 0.2%

Delhaize Group S.A., 4.13%, 4/10/19 †	210	208

Healthcare – Products – 0.1%

Covidien International Finance S.A., 3.20%, 6/15/22 †	120	122

Insurance – 1.1%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	255	295
5.50%, 11/15/20 †	240	252

XL Group PLC, 6.50%, 4/15/17 †	625	481
		1,028

Mining – 0.3%

Teck Resources Ltd., 3.00%, 3/1/19	90	88

Vale Overseas Ltd., 4.38%, 1/11/22	150	150
		238

Oil & Gas – 2.5%

BP Capital Markets PLC, 1.85%, 5/5/17	135	135

Canadian Natural Resources Ltd., 5.70%, 5/15/17	150	176

Ensco PLC, 3.25%, 3/15/16	165	173

Nexen, Inc., 6.40%, 5/15/37	235	258

Noble Holding International Ltd., 3.95%, 3/15/22 †	155	158

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.2% – continued

Oil & Gas – 2.5% – continued

Petrobras International Finance Co., 3.88%, 1/27/16	$60	$62
3.50%, 2/6/17 †	205	208

Petro-Canada, 6.05%, 5/15/18	255	301

Petroleos Mexicanos, 5.50%, 1/21/21	280	308

Total Capital S.A., 4.45%, 6/24/20	95	108

Transocean, Inc., 5.05%, 12/15/16 †	300	328
		2,215

Oil & Gas Services – 0.5%

Weatherford International Ltd., 5.13%, 9/15/20	265	286
5.95%, 4/15/42 †	175	185
		471

Pharmaceuticals – 0.5%

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17 †	155	155

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	305	320
		475

Pipelines – 0.1%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	85	85

Telecommunications – 0.8%

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	185	187

Telefonica Emisiones S.A.U., 5.46%, 2/16/21 †	175	156

Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (2)(3)	345	347
		690
Total Foreign Issuer Bonds
(Cost $8,288)		8,333

U.S. GOVERNMENT AGENCIES – 32.1% (5)

Fannie Mae – 23.1%

Pool #535714, 7.50%, 1/1/31	21	25

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.1% (5) – continued

Fannie Mae – 23.1% – continued

Pool #555599, 7.00%, 4/1/33	$49	$58

Pool #656035, 7.50%, 9/1/32	23	28

Pool #712130, 7.00%, 6/1/33	28	34

Pool #735893, 5.00%, 10/1/35	256	277

Pool #831810, 6.00%, 9/1/36	1,008	1,120

Pool #845182, 5.50%, 11/1/35	794	872

Pool #890009, 5.50%, 9/1/36	395	434

Pool #893082, 2.71%, 9/1/36	290	311

Pool #932638, 5.00%, 3/1/40	727	803

Pool #AB1470, 4.50%, 9/1/40	1,047	1,127

Pool #AB2693, 4.50%, 4/1/41	973	1,058

Pool #AB3114, 5.00%, 6/1/41	628	690

Pool #AC9581, 5.50%, 1/1/40	398	437

Pool #AD0496, 6.00%, 10/1/39	938	1,036

Pool #AD0915, 5.50%, 12/1/38	799	880

Pool #AD1645, 5.00%, 3/1/40	869	950

Pool #AD6929, 5.00%, 6/1/40	584	638

Pool #AE6371, 4.00%, 12/1/40	743	791

Pool #AE6415, 4.00%, 10/1/40	706	765

Pool #AH1166, 4.50%, 12/1/40	1,323	1,436

Pool #AH1507, 4.50%, 12/1/40	470	515

Pool #AI5826, 4.00%, 9/1/41	545	581

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.1% (5) – continued

Fannie Mae – 23.1% – continued

Pool #AI9518, 4.00%, 9/1/41	$796	$848

Pool #AJ0799, 4.00%, 9/1/41	269	289

Pool #AJ1713, 4.00%, 9/1/41	258	277

Pool #AJ2166, 4.00%, 10/1/41	993	1,059

Pool #AJ4048, 4.00%, 10/1/41	767	822

Pool #AJ4467, 4.00%, 11/1/41	269	290

Pool #AJ5836, 4.00%, 11/1/41	270	292

Pool #AJ7686, 4.00%, 12/1/41	315	340

Pool TBA, 4.00%, 6/15/39 (1)	935	995
5.00%, 7/30/49 (1)	715	774
		20,852

Freddie Mac – 1.5%

Pool #1B3575, 6.04%, 9/1/37	211	230

Pool #1G2296, 6.20%, 11/1/37	557	610

Pool #1J0365, 3.01%, 4/1/37	218	234

Pool #1J2840, 5.88%, 9/1/37	278	299
		1,373

Freddie Mac Gold – 6.4%

Pool #A62213, 6.00%, 6/1/37	794	888

Pool #A65182, 6.50%, 9/1/37	1,101	1,240

Pool #C02790, 6.50%, 4/1/37	634	719

Pool #C02838, 5.50%, 5/1/37	571	627

Pool #C03517, 4.50%, 9/1/40	548	585

Pool #C03837, 3.50%, 4/1/42	1,023	1,076

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.1% (5) – continued

Freddie Mac Gold – 6.4% – continued

Pool #G01954, 5.00%, 11/1/35	$607	$655
		5,790

Government National Mortgage Association – 0.5%

Series 2008-8, Class A, 3.61%, 8/16/27	27	27

Series 2012-2, Class A, 1.86%, 6/16/31	386	392
		419

Government National Mortgage Association I – 0.1%

Pool #604183, 5.50%, 4/15/33	21	23

Pool #633627, 5.50%, 9/15/34	31	35
		58

Government National Mortgage Association II – 0.5%

Pool #82581, 4.00%, 7/20/40	473	504
Total U.S. Government Agencies
(Cost $27,709)		28,996

U.S. GOVERNMENT OBLIGATIONS – 15.7%

U.S. Treasury Bonds – 2.9%

3.13%, 2/15/42	2,400	2,624

U.S. Treasury Inflation Indexed Notes – 4.9%

0.63%, 4/15/13	2,130	2,330
0.13%, 4/15/17	2,000	2,140
		4,470

U.S. Treasury Notes – 7.9%

0.38%, 3/15/15	1,285	1,286
0.25%, 5/15/15	640	638
0.63%, 5/31/17	3,180	3,173
1.13%, 5/31/19	685	689
1.75%, 5/15/22	1,325	1,346
		7,132
Total U.S. Government Obligations
(Cost $13,999)		14,226

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8%

Ohio – 0.8%

American Municipal Power, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	$480	$686
Total Municipal Bonds
(Cost $480)		686

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 13.7%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	4,102,678	$4,103

Northern Institutional Funds – Liquid Assets Portfolio (6)(8)(9)	8,256,005	8,256
Total Investment Companies
(Cost $12,359)		12,359

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.04%, 6/21/12	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 109.3%
(Cost $95,441)		98,764

Liabilities less Other Assets – (9.3)%		(8,395)
NET ASSETS – 100.0%		$90,369

(1)	When-Issued Security.
(2)	Restricted security that has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $6,376,000 or 7.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	$199

Daimler Finance N.A. LLC, 1.65%, 4/10/15	4/2/12	145

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	$451

Express Scripts Holding Co., 3.90%, 2/15/22	2/6/12	166

FMR LLC, 6.45%, 11/15/39	1/6/10–4/30/10	412

FUEL Trust, 4.21%, 4/15/16	8/15/11	501

Heineken N.V., 3.40%, 4/1/22	3/29/12	175

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	410

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	90

Liberty Mutual Group, Inc., 4.95%, 5/1/22	5/1/12	110

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	313

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10–12/15/10	280

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	150

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	195

Pernod-Ricard S.A., 2.95%, 1/15/17	1/5/12	265

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11	160

Phillips 66, 2.95%, 5/1/17	3/7/12	335

Phillips 66, 4.30%, 4/1/22	3/7/12	175

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	310

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	135

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	225

SABMiller PLC, 6.50%, 7/1/16	10/28/10	120

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	159

Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	345

URS Corp., 5.00%, 4/1/22	3/8/12	180

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

(4)	Century bond expiring in 2111.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,172,000 with net sales of approximately $10,069,000 during the six months ended May 31, 2012.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $15,673,000 with net sales of approximately $7,417,000 during the six months ended May 31, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2012, the quality distribution for the Core Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	15.9%
U.S. Agency	28.4
AAA	3.5
AA	1.3
A	10.7
BBB	26.4
BB	1.3
Cash Equivalents	12.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$3,875	(1)	$–	$3,875
Corporate Bonds	–	29,789	(1)	–	29,789
Foreign Issuer Bonds	–	8,333	(1)	–	8,333
U.S. Government Agencies	–	28,996	(1)	–	28,996
U.S. Government Obligations	–	14,226	(1)	–	14,226
Municipal Bonds	–	686		–	686
Investment Companies	12,359	–		–	12,359
Short-Term Investments	–	500		–	500
Total Investments	$12,359	$86,405		$–	$98,764

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2%

U.S. Treasury Bonds – 15.0%

8.75%, 8/15/20	$1,100	$1,750

6.88%, 8/15/25	200	316

6.00%, 2/15/26	225	334

6.75%, 8/15/26	125	199

6.50%, 11/15/26	250	391

6.38%, 8/15/27	215	336

6.13%, 11/15/27	450	690

5.25%, 11/15/28	300	429

5.25%, 2/15/29	225	322

6.25%, 5/15/30	250	401

5.38%, 2/15/31	300	444

4.50%, 2/15/36	500	682

4.75%, 2/15/37	50	71

5.00%, 5/15/37	350	513

4.38%, 2/15/38	300	405

3.50%, 2/15/39	600	706

4.25%, 5/15/39	600	797

4.50%, 8/15/39	800	1,104

4.38%, 11/15/39	950	1,287

4.63%, 2/15/40	1,050	1,478

4.38%, 5/15/40	1,025	1,390

3.88%, 8/15/40	800	1,002

4.75%, 2/15/41	900	1,293

4.38%, 5/15/41	975	1,324

3.75%, 8/15/41	1,050	1,288

3.13%, 11/15/41	800	875

3.13%, 2/15/42	800	875
		20,702

U.S. Treasury Notes – 84.2%

1.13%, 6/15/13	2,000	2,019

1.00%, 7/15/13	1,400	1,412

3.13%, 9/30/13	1,000	1,038

2.75%, 10/31/13	750	776

0.50%, 11/15/13	6,900	6,925

2.00%, 11/30/13	1,600	1,642

0.75%, 12/15/13	1,500	1,511

1.75%, 1/31/14	1,500	1,537

1.25%, 4/15/14	4,950	5,039

1.00%, 5/15/14	1,500	1,521

4.75%, 5/15/14	1,200	1,304

2.25%, 5/31/14	1,050	1,091

0.75%, 6/15/14	1,250	1,262

0.63%, 7/15/14	2,200	2,215

0.50%, 8/15/14	2,050	2,059

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 84.2% – continued

0.25%, 9/15/14	$1,000	$999

0.50%, 10/15/14	1,050	1,055

2.38%, 10/31/14	2,000	2,099

0.38%, 11/15/14	4,500	4,506

2.25%, 1/31/15	1,000	1,050

4.00%, 2/15/15	800	878

2.38%, 2/28/15	1,100	1,160

0.38%, 3/15/15	2,700	2,702

2.50%, 3/31/15	2,300	2,438

0.25%, 5/15/15	1,500	1,496

2.13%, 5/31/15	750	789

1.75%, 7/31/15	2,100	2,189

4.25%, 8/15/15	1,000	1,122

1.25%, 9/30/15	1,650	1,695

4.50%, 11/15/15	900	1,025

1.38%, 11/30/15	1,300	1,341

2.13%, 12/31/15	1,000	1,059

2.00%, 1/31/16	1,650	1,741

4.50%, 2/15/16	1,000	1,147

2.25%, 3/31/16	1,450	1,546

2.38%, 3/31/16	1,100	1,177

3.25%, 6/30/16	550	609

1.50%, 7/31/16	900	935

4.88%, 8/15/16	500	590

1.00%, 8/31/16	1,250	1,273

3.00%, 8/31/16	900	991

1.00%, 9/30/16	2,625	2,672

3.00%, 9/30/16	1,200	1,323

3.13%, 10/31/16	1,200	1,331

2.75%, 11/30/16	800	876

3.13%, 1/31/17	1,300	1,447

4.63%, 2/15/17	500	592

3.00%, 2/28/17	750	832

1.00%, 3/31/17	1,300	1,322

0.63%, 5/31/17	1,700	1,696

2.75%, 5/31/17	950	1,046

2.50%, 6/30/17	950	1,034

2.38%, 7/31/17	1,400	1,516

3.50%, 2/15/18	900	1,035

2.88%, 3/31/18	1,000	1,117

2.63%, 4/30/18	1,400	1,544

3.88%, 5/15/18	800	942

4.00%, 8/15/18	1,000	1,191

1.38%, 9/30/18	1,150	1,182

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 84.2% – continued

1.75%, 10/31/18	$2,350	$2,471

2.75%, 2/15/19	3,050	3,409

3.13%, 5/15/19	1,700	1,945

3.63%, 8/15/19	1,500	1,771

3.38%, 11/15/19	650	757

3.50%, 5/15/20	1,500	1,763

2.63%, 11/15/20	1,750	1,935

3.63%, 2/15/21	1,700	2,019

3.13%, 5/15/21	1,675	1,918

2.13%, 8/15/21	1,800	1,902

2.00%, 11/15/21	1,950	2,034

2.00%, 2/15/22	2,200	2,289

1.75%, 5/15/22	100	102
		115,976
Total U.S. Government Obligations
(Cost $128,041)		136,678

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds – U.S. Government Portfolio (1)(2)	379,726	$380
Total Investment Companies
(Cost $380)		380

Total Investments – 99.5%
(Cost $128,421)		137,058

Other Assets less Liabilities – 0.5%		660
NET ASSETS – 100.0%		$137,718

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $463,000 with net sales of approximately $83,000 during the six months ended May 31, 2012.

Percentages shown are based on Net Assets.

At May 31, 2012, the quality distribution for the U.S. Treasury Index Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.7%
Cash Equivalents	0.3

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$–	$136,678	(1)	$–	$136,678
Investment Companies	380	–		–	380
Total Investments	$380	$136,678		$–	$137,058

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.8%

Automobile – 0.7%

Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	$80	$80

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	120	120
		200

Commercial Mortgage-Backed Securities – 8.1%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	380	406

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	346	346

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	175	192

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	500	519

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	350	390

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	60	61

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	200	204

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	145	151

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	85	85
		2,354
Total Asset-Backed Securities
(Cost $2,522)		2,554

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8%

Aerospace/Defense – 1.3%

BE Aerospace, Inc., 8.50%, 7/1/18	$105	$115
5.25%, 4/1/22 †	40	40

General Dynamics Corp., 5.25%, 2/1/14	55	59

United Technologies Corp., 1.20%, 6/1/15 (1)	100	101
1.80%, 6/1/17	50	51
		366

Agriculture – 1.0%

Altria Group, Inc., 4.75%, 5/5/21	95	106

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	45	57

Lorillard Tobacco Co., 8.13%, 6/23/19 †	100	125
		288

Auto Manufacturers – 0.3%

Daimler Finance North America LLC, 1.65%, 4/10/15 (2)(3)	45	45

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (2)(3)	35	37
		82

Auto Parts & Equipment – 0.6%

BorgWarner, Inc., 4.63%, 9/15/20 †	85	93

Johnson Controls, Inc., 1.75%, 3/1/14	95	97
		190

Banks – 3.9%

Bank of America Corp., 3.75%, 7/12/16	30	30
3.88%, 3/22/17 †	40	40
6.00%, 9/1/17	65	69
5.70%, 1/24/22	65	69

Citigroup, Inc., 4.45%, 1/10/17 †	80	82
4.50%, 1/14/22 †	115	118

Goldman Sachs Group (The), Inc., 3.30%, 5/3/15	20	20
3.63%, 2/7/16 †	105	103
5.63%, 1/15/17	65	67
5.75%, 1/24/22	30	31

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Banks – 3.9% – continued

HSBC USA, Inc., 2.38%, 2/13/15 †	$55	$55

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	190	211

Morgan Stanley, 2.88%, 1/24/14 †	10	10
4.00%, 7/24/15	75	72
3.45%, 11/2/15	60	57
4.75%, 3/22/17	45	43

US Bancorp, 1.65%, 5/15/17	60	60
		1,137

Beverages – 1.1%

Constellation Brands, Inc., 6.00%, 5/1/22	70	74

Diageo Investment Corp., 2.88%, 5/11/22	35	36

Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	80	82

Molson Coors Brewing Co., 3.50%, 5/1/22 †	20	20

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)(3)	105	107
		319

Biotechnology – 1.0%

Genzyme Corp., 3.63%, 6/15/15	65	70

Gilead Sciences, Inc., 4.50%, 4/1/21 †	110	122

Life Technologies Corp., 5.00%, 1/15/21	100	112
		304

Chemicals – 0.4%

CF Industries, Inc., 6.88%, 5/1/18	95	113

Coal – 0.2%

Arch Coal, Inc., 7.00%, 6/15/19 (3)	70	60

Commercial Services – 0.5%

Hertz (The) Corp., 7.50%, 10/15/18	130	135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Computers – 0.2%

Hewlett-Packard Co., 2.60%, 9/15/17	$40	$40

International Business Machines Corp., 1.88%, 5/15/19 †	35	35
		75

Diversified Financial Services – 4.6%

American Express Credit Corp., 2.38%, 3/24/17	45	46

BlackRock, Inc., 3.38%, 6/1/22	30	30

Capital One Bank USA N.A., 8.80%, 7/15/19	100	127

Caterpillar Financial Services Corp., 1.63%, 6/1/17	30	30

Countrywide Financial Corp., 6.25%, 5/15/16 †	100	103

Ford Motor Credit Co. LLC, 3.88%, 1/15/15	150	156
4.25%, 2/3/17 †	85	91

Franklin Resources, Inc., 3.13%, 5/20/15	70	74

General Electric Capital Corp., 3.35%, 10/17/16	50	52
2.30%, 4/27/17 †	40	40
5.30%, 2/11/21 †	70	78
4.65%, 10/17/21	50	55

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	140	147

International Lease Finance Corp., 6.25%, 5/15/19 †	135	135

John Deere Capital Corp., 2.25%, 4/17/19	85	87

TD Ameritrade Holding Corp., 4.15%, 12/1/14	70	74
		1,325

Electric – 1.7%

CMS Energy Corp., 2.75%, 5/15/14	80	80
5.05%, 2/15/18	135	144

Exelon Generation Co. LLC, 6.20%, 10/1/17 †	100	117

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Electric – 1.7% – continued

N.V. Energy, Inc., 6.25%, 11/15/20 †	$145	$159
		500

Electronics – 0.4%

Agilent Technologies, Inc., 6.50%, 11/1/17	100	121

Engineering & Construction – 0.2%

URS Corp., 5.00%, 4/1/22 (2)(3)	50	49

Food – 0.8%

H.J. Heinz Co., 1.50%, 3/1/17	50	50

Kellogg Co., 1.75%, 5/17/17	35	35

SUPERVALU, Inc., 8.00%, 5/1/16 †	140	140
		225

Forest Products & Paper – 0.4%

Domtar Corp., 4.40%, 4/1/22	65	64

International Paper Co., 7.95%, 6/15/18	50	63
		127

Gas – 0.4%

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	48

Sempra Energy, 2.30%, 4/1/17	60	62
		110

Healthcare – Services – 1.6%

Aetna, Inc., 1.75%, 5/15/17	40	40

Cigna Corp., 2.75%, 11/15/16 †	75	77

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (3)	150	149

Quest Diagnostics, Inc., 3.20%, 4/1/16	140	147

WellPoint, Inc., 3.13%, 5/15/22	40	40
		453

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Household Products/Wares – 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (3)†	$140	$148

Insurance – 1.0%

American International Group, Inc., 3.80%, 3/22/17	50	51
8.18%, 5/15/58	45	47

Liberty Mutual Group, Inc., 4.95%, 5/1/22 (2)(3)	35	35

Pricoa Global Funding I, 5.45%, 6/11/14 (2)(3)	50	53

Protective Life Corp., 7.38%, 10/15/19	90	104
		290

Iron/Steel – 0.6%

Cliffs Natural Resources, Inc., 4.88%, 4/1/21 †	80	83

Commercial Metals Co., 7.35%, 8/15/18	105	107
		190

Lodging – 0.5%

Hyatt Hotels Corp., 6.88%, 8/15/19 (2)(3)	120	143

Machinery – Diversified – 0.4%

Case New Holland, Inc., 7.75%, 9/1/13	100	106

Media – 1.2%

Comcast Corp., 4.95%, 6/15/16	50	56

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	65	72

Time Warner Cable, Inc., 8.75%, 2/14/19	75	100
4.00%, 9/1/21 †	45	47

Viacom, Inc., 2.50%, 12/15/16	70	72
		347

Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15 †	35	35

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Mining – 0.3% – continued

Newmont Mining Corp., 3.50%, 3/15/22 †	$45	$44
		79

Miscellaneous Manufacturing – 0.2%

General Electric Co., 5.25%, 12/6/17 †	40	47

Office/Business Equipment – 0.2%

Xerox Corp., 4.50%, 5/15/21	55	57

Oil & Gas – 4.3%

Anadarko Petroleum Corp., 6.38%, 9/15/17	125	146

Atwood Oceanics, Inc., 6.50%, 2/1/20	65	67

Continental Resources, Inc., 5.00%, 9/15/22 (2)(3)†	115	114

EQT Corp., 4.88%, 11/15/21	70	72

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (2)(3)	145	138

Newfield Exploration Co., 7.13%, 5/15/18 †	45	48
6.88%, 2/1/20 †	105	111

Phillips 66, 4.30%, 4/1/22 (2)(3)	65	68

Pioneer Natural Resources Co., 6.88%, 5/1/18	75	88

Plains Exploration & Production Co., 7.63%, 6/1/18	50	53
6.13%, 6/15/19	50	49
6.75%, 2/1/22	85	84

QEP Resources, Inc., 6.88%, 3/1/21	100	108

Range Resources Corp., 5.75%, 6/1/21	90	93
		1,239

Oil & Gas Services – 0.1%

Cameron International Corp., 3.60%, 4/30/22 †	35	35

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Packaging & Containers – 0.2%

Rock-Tenn Co., 4.45%, 3/1/19 (2)(3)	$60	$61

Pharmaceuticals – 1.0%

Cardinal Health, Inc., 1.90%, 6/15/17 †	60	60

Express Scripts Holding Co., 3.13%, 5/15/16	75	78
3.90%, 2/15/22 (2)(3)	80	83

McKesson Corp., 5.70%, 3/1/17 †	50	59

Medco Health Solutions, Inc., 2.75%, 9/15/15	25	26
		306

Pipelines – 1.6%

Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.13%, 7/15/22	90	86

Energy Transfer Partners L.P., 5.20%, 2/1/22 †	70	74

Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	60	69

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (2)(3)†	125	131

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	100	103
		463

Real Estate Investment Trusts – 1.6%

American Tower Corp., 4.50%, 1/15/18	100	106

Boston Properties L.P., 3.70%, 11/15/18	70	73
3.85%, 2/1/23 (1)	55	55

HCP, Inc., 5.63%, 5/1/17 †	55	61
3.75%, 2/1/19	25	25

Health Care REIT, Inc., 4.13%, 4/1/19 †	50	51

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19 †	30	31
4.75%, 6/1/21	70	73
		475

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.8% – continued

Retail – 0.1%

Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	$40	$40

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (2)(3)	50	50

Software – 0.4%

Fidelity National Information Services, Inc., 5.00%, 3/15/22 (2)(3)†	115	112

Telecommunications – 1.8%

AT&T, Inc., 5.50%, 2/1/18 †	60	71

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (2)(3)	65	70

Frontier Communications Corp., 8.25%, 4/15/17 †	70	72

Qwest Communications International, Inc., 8.00%, 10/1/15 †	75	79
7.13%, 4/1/18	100	106

Windstream Corp., 8.13%, 8/1/13 †	110	116
		514
Total Corporate Bonds
(Cost $10,294)		10,681

FOREIGN ISSUER BONDS – 10.7%

Banks – 1.2%

Abbey National Treasury Services PLC, 4.00%, 4/27/16 †	45	44

HSBC Holdings PLC, 4.00%, 3/30/22	45	46

ING Bank N.V., 2.00%, 10/18/13 (2)(3)†	80	79

Lloyds TSB Bank PLC, 4.20%, 3/28/17 †	60	60
6.50%, 9/14/20 (2)(3)†	125	117
		346

Beverages – 0.6%

Heineken N.V., 3.40%, 4/1/22 (2)(3)	60	62

Pernod-Ricard S.A., 4.45%, 1/15/22 (2)(3)	70	73

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Beverages – 0.6% – continued

SABMiller PLC, 6.50%, 7/1/16 (2)(3)	$45	$52
		187

Chemicals – 0.3%

LyondellBasell Industries N.V., 5.00%, 4/15/19 (2)(3)	80	81

Computers – 0.4%

Seagate HDD Cayman, 6.88%, 5/1/20	100	104

Electric – 0.3%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)(3)†	75	79

Food – 0.2%

Delhaize Group S.A., 4.13%, 4/10/19 †	70	70

Healthcare – Products – 0.3%

Covidien International Finance S.A., 1.35%, 5/29/15	60	60
3.20%, 6/15/22 †	40	41
		101

Insurance – 1.2%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	50	58
5.50%, 11/15/20 †	110	116

XL Group PLC, 6.50%, 4/15/17 †	215	165
		339

Leisure Time – 0.4%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	100	105

Media – 0.1%

Videotron Ltee, 5.00%, 7/15/22 (3)	40	39

Mining – 0.3%

Teck Resources Ltd., 3.00%, 3/1/19	40	39

Vale Overseas Ltd., 4.38%, 1/11/22	50	50
		89

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Miscellaneous Manufacturing – 0.2%

Bombardier, Inc., 5.75%, 3/15/22 (3)†	$75	$73

Oil & Gas – 2.2%

BP Capital Markets PLC, 1.85%, 5/5/17	45	45

Ensco PLC, 3.25%, 3/15/16	70	73

Noble Holding International Ltd., 2.50%, 3/15/17 †	115	116
3.95%, 3/15/22 †	50	51

Petrobras International Finance Co., 3.50%, 2/6/17 †	95	96

Petro-Canada, 6.05%, 5/15/18	25	30

Petroleos Mexicanos, 5.50%, 1/21/21	75	83

Total Capital International S.A., 1.50%, 2/17/17 †	25	25

Total Capital S.A., 4.45%, 6/24/20	30	34

Transocean, Inc., 5.05%, 12/15/16 †	75	82
		635

Oil & Gas Services – 0.4%

Weatherford International Ltd., 5.13%, 9/15/20	85	92
4.50%, 4/15/22 †	30	31
		123

Pharmaceuticals – 0.4%

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	50	50

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	55	58
		108

Pipelines – 0.3%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	75	75

Telecommunications – 1.2%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20 (2)(3)	75	74

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	60	61

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Telecommunications – 1.2% – continued

Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (2)(3)	$210	$211
		346

Transportation – 0.7%

Kansas City Southern de Mexico S.A.de C.V., 6.63%, 12/15/20 †	175	191
Total Foreign Issuer Bonds
(Cost $3,078)		3,091

U.S. GOVERNMENT AGENCIES – 14.7% (4)

Fannie Mae – 13.2%

Pool #256883, 6.00%, 9/1/37	173	191

Pool #585617, 7.00%, 5/1/31 (5)	–	–

Pool #745148, 5.00%, 1/1/36	779	844

Pool #AD7061, 5.50%, 6/1/40	68	75

Pool TBA, 6.00%, 6/1/37 (1)	925	1,018
5.50%, 6/15/39 (1)	750	818
5.00%, 7/30/49 (1)	819	887
		3,833

Government National Mortgage Association – 0.6%

Series 2012, Class 2A, 1.86%, 6/16/31	173	176

Government National Mortgage Association II – 0.9%

Pool #82581, 4.00%, 7/20/40	244	260
Total U.S. Government Agencies
(Cost $4,241)		4,269

U.S. GOVERNMENT OBLIGATIONS – 27.4%

U.S. Treasury Inflation Indexed Notes – 5.4%

0.63%, 4/15/13	565	618
0.13%, 4/15/17	900	963
		1,581

U.S. Treasury Notes – 22.0%

0.25%, 5/15/15	1,680	1,675

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 27.4% – continued

U.S. Treasury Notes – 22.0% – continued

0.63%, 5/31/17	$2,640	$2,634

1.13%, 5/31/19	880	886

1.75%, 5/15/22	1,175	1,193
		6,388
Total U.S. Government Obligations
(Cost $7,927)		7,969

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 22.7%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	1,989,042	$1,989

Northern Institutional Funds – Liquid Assets Portfolio (6)(8)(9)	4,610,025	4,610
Total Investment Companies
(Cost $6,599)		6,599

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.04%, 6/21/12	$150	$150
Total Short-Term Investments
(Cost $150)		150

Total Investments – 121.6%
(Cost $34,811)		35,313

Liabilities less Other Assets – (21.6)%		(6,272)
NET ASSETS – 100.0%		$29,041

(1)	When-Issued Security.
(2)	Restricted security that has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $2,124,000 or 7.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	$69

Continental Resources, Inc., 5.00%, 9/15/22	3/5/12	115

Daimler Finance North America LLC, 1.65%, 4/10/15	4/2/12	45

Express Scripts Holding Co., 3.90%, 2/15/22	2/6/12	78

Fidelity National Information Services, Inc., 5.00%, 3/15/22	3/5/12	115

Heineken N.V., 3.40%, 4/1/22	3/29/12	60

Hyatt Hotels Corp., 6.88%, 8/15/19	8/14/09	120

ING Bank N.V., 2.00%, 10/18/13	10/13/10	80

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4/13/12	76

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11	129

Liberty Mutual Group, Inc., 4.95%, 5/1/22	5/1/12	35

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	2/28/12	145

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	124

LyondellBasell Industries N.V., 5.00%, 4/15/19	3/26/12	80

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	35

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11	70

Phillips 66, 4.30%, 4/1/22	3/7/12	65

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	75

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	50

Rock-Tenn Co., 4.45%, 3/1/19	2/14/12	60

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	105

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
SABMiller PLC, 6.50%, 7/1/16	10/28/10	$54

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	50

Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	210

URS Corp., 5.00%, 4/1/22	3/8/12	50

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,550,000 with net sales of approximately $4,561,000 during the six months ended May 31, 2012.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $9,473,000 with net sales of approximately $4,863,000 during the six months ended May 31, 2012.
(9)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2012, the quality distribution for the Intermediate Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	24.2%
U.S. Agency	10.9
AAA	6.7
AA	1.2
A	8.1
BBB	18.4
BB	9.7
B	2.1
Cash Equivalents	18.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$2,554	(1)	$–	$2,554
Corporate Bonds	–	10,681	(1)	–	10,681
Foreign Issuer Bonds	–	3,091	(1)	–	3,091
U.S. Government Agencies	–	4,269	(1)	–	4,269
U.S. Government Obligations	–	7,969	(1)	–	7,969
Investment Companies	6,599	–		–	6,599
Short-Term Investments	–	150		–	150
Total Investments	$6,599	$28,714		$–	$35,313

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.7%

Automobile – 0.4%

Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	$260	$260

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	385	385
		645

Commercial Mortgage-Backed Securities – 6.8%

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	1,390	1,484

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43	27	27

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	492	492

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	1,189	1,190

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	1,000	1,100

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	1,098	1,129

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	620	644

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	950	1,058

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	315	341

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	827	839

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.7% – continued

Commercial Mortgage-Backed Securities – 6.8% – continued

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	$480	$485

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	722	737

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	425	443

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	486	488

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	57	57

Morgan Stanley Capital I, Inc., Series 2003-IQ4, Class A2, 4.07%, 5/15/40	220	223
		10,737

Credit Card – 0.4%

Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	708	708

Utilities – 1.1%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	971	987

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	700	701
		1,688
Total Asset-Backed Securities
(Cost $13,691)		13,778

CORPORATE BONDS – 34.9%

Aerospace/Defense – 1.3%

BE Aerospace, Inc., 8.50%, 7/1/18	330	360

General Dynamics Corp., 5.25%, 2/1/14	510	549

Northrop Grumman Corp., 3.70%, 8/1/14	335	353

Raytheon Co., 1.40%, 12/15/14	325	330

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Aerospace/Defense – 1.3% – continued

United Technologies Corp., 1.20%, 6/1/15 (1)	$510	$515
		2,107

Agriculture – 0.3%

Philip Morris International, Inc., 2.50%, 5/16/16	460	484

Auto Manufacturers – 1.2%

Daimler Finance N.A. LLC, 2.30%, 1/9/15 (2)(3)	315	320
1.65%, 4/10/15 (2)(3)	250	250

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (2)(3)	590	629

Toyota Motor Credit Corp., 2.00%, 9/15/16	635	647
		1,846

Auto Parts & Equipment – 0.2%

Johnson Controls, Inc., 1.75%, 3/1/14	345	351

Banks – 5.6%

Bank of America Corp., 2.02%, 7/11/14	575	565
3.70%, 9/1/15	505	505
3.88%, 3/22/17 †	215	214

Capital One Financial Corp., 2.13%, 7/15/14	545	549
2.15%, 3/23/15	265	266

Citigroup, Inc., 2.65%, 3/2/15 †	375	372
4.45%, 1/10/17 †	760	784

Goldman Sachs Group (The), Inc., 6.00%, 5/1/14	310	326
5.13%, 1/15/15	495	510
3.30%, 5/3/15	595	586
3.63%, 2/7/16 †	175	172

HSBC USA, Inc., 2.38%, 2/13/15	360	361

JPMorgan Chase & Co., 4.88%, 3/15/14 †	250	260

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	575	639

Morgan Stanley, 2.88%, 1/24/14	360	352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Banks – 5.6% – continued

4.00%, 7/24/15	$275	$266
3.45%, 11/2/15	210	200

U.S. Bancorp, 2.45%, 7/27/15	500	519
1.65%, 5/15/17	515	514

Wells Fargo & Co., 2.10%, 5/8/17	905	896
		8,856

Beverages – 1.2%

Anheuser-Busch InBev Worldwide, Inc., 2.88%, 2/15/16 †	270	286

Coca-Cola (The) Co., 0.75%, 3/13/15 †	370	371

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	230	231

Molson Coors Brewing Co., 2.00%, 5/1/17	260	262

PepsiCo, Inc., 0.75%, 3/5/15	430	428

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)(3)	350	355
		1,933

Biotechnology – 0.5%

Genzyme Corp., 3.63%, 6/15/15	400	431

Gilead Sciences, Inc., 2.40%, 12/1/14	305	314
		745

Chemicals – 0.5%

Dow Chemical (The) Co., 2.50%, 2/15/16 †	445	458

Eastman Chemical Co., 2.40%, 6/1/17	325	327
		785

Commercial Services – 0.5%

ERAC USA Finance LLC, 2.25%, 1/10/14 (3)	810	816

Computers – 0.9%

Hewlett-Packard Co., 2.63%, 12/9/14	450	459
2.60%, 9/15/17	290	286

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Computers – 0.9% – continued

International Business Machines Corp., 1.25%, 5/12/14	$290	$294
0.75%, 5/11/15 †	330	329
		1,368

Diversified Financial Services – 5.0%

American Express Credit Corp., 2.80%, 9/19/16	215	221
2.38%, 3/24/17	205	208

BlackRock, Inc., 3.50%, 12/10/14	930	986
1.38%, 6/1/15 †	165	166

Boeing Capital Corp., 2.13%, 8/15/16	320	334

Caterpillar Financial Services Corp., 1.05%, 3/26/15 †	180	180

Ford Motor Credit Co. LLC, 3.88%, 1/15/15	450	469
7.00%, 4/15/15	200	224

Franklin Resources, Inc., 3.13%, 5/20/15	750	791

General Electric Capital Corp., 3.75%, 11/14/14	710	746
2.25%, 11/9/15	850	861
3.35%, 10/17/16 †	330	346

John Deere Capital Corp., 1.25%, 12/2/14	345	349
0.88%, 4/17/15 †	330	331

PACCAR Financial Corp., 1.60%, 3/15/17	450	452

TD Ameritrade Holding Corp., 4.15%, 12/1/14	1,205	1,275
		7,939

Electric – 0.5%

CMS Energy Corp., 2.75%, 5/15/14	295	296

Commonwealth Edison Co., 1.63%, 1/15/14	420	426
		722

Electronics – 0.5%

Agilent Technologies, Inc., 5.50%, 9/14/15	690	775

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS - 34.9% – continued

Food – 1.1%

H.J. Heinz Co., 1.50%, 3/1/17	$160	$160

Hershey (The) Co., 1.50%, 11/1/16	235	238

Kellogg Co., 1.13%, 5/15/15	550	551

Kroger (The) Co., 2.20%, 1/15/17	340	345

SUPERVALU, Inc., 8.00%, 5/1/16 †	495	494
		1,788

Gas – 0.2%

Sempra Energy, 2.30%, 4/1/17	295	303

Healthcare – Products – 0.6%

Stryker Corp., 2.00%, 9/30/16	365	375

Zimmer Holdings, Inc., 1.40%, 11/30/14	625	627
		1,002

Healthcare – Services – 0.8%

Aetna, Inc., 1.75%, 5/15/17	200	199

Cigna Corp., 2.75%, 11/15/16 †	230	237

Quest Diagnostics, Inc., 3.20%, 4/1/16	758	795
		1,231

Insurance – 1.8%

American International Group, Inc., 3.00%, 3/20/15 †	325	328

Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	190	191

Berkshire Hathaway, Inc., 3.20%, 2/11/15	290	308
1.90%, 1/31/17	310	315

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (2)(3)	450	464

New York Life Global Funding, 4.65%, 5/9/13 (2)(3)†	485	502

Pricoa Global Funding I, 5.45%, 6/11/14 (2)(3)	380	407

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Insurance – 1.8% – continued

Prudential Financial, Inc., 5.15%, 1/15/13	$360	$369
		2,884

Internet – 0.4%

Symantec Corp., 2.75%, 9/15/15	515	536

Machinery – Diversified – 0.3%

Case New Holland, Inc., 7.75%, 9/1/13 †	500	531

Media – 2.7%

Comcast Corp., 4.95%, 6/15/16	600	676

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17 †	680	682

NBCUniversal Media LLC, 2.10%, 4/1/14	165	168
3.65%, 4/30/15	785	836

News America, Inc., 5.30%, 12/15/14	385	423

Time Warner Cable, Inc., 3.50%, 2/1/15 †	725	767

Viacom, Inc., 2.50%, 12/15/16	725	745
		4,297

Mining – 0.1%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215	213

Office/Business Equipment – 0.4%

Xerox Corp., 4.25%, 2/15/15	580	616

Oil & Gas – 1.4%

Anadarko Petroleum Corp., 5.75%, 6/15/14	850	916

Devon Energy Corp., 1.88%, 5/15/17	525	524

Phillips 66, 2.95%, 5/1/17 (2)(3)	525	535

Plains Exploration & Production Co., 7.63%, 6/1/18 †	200	211
		2,186

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Oil & Gas Services – 0.4%

Cameron International Corp., 1.60%, 4/30/15	$550	$550

Packaging & Containers – 0.1%

Rock-Tenn Co., 4.45%, 3/1/19 (2)(3)	200	205

Pharmaceuticals – 1.2%

Cardinal Health, Inc., 1.90%, 6/15/17 †	280	280

Express Scripts Holding Co., 2.10%, 2/12/15 (2)(3)	680	688
3.13%, 5/15/16	290	302

McKesson Corp., 5.70%, 3/1/17 †	300	353

Medco Health Solutions, Inc., 2.75%, 9/15/15 †	170	176
		1,799

Pipelines – 1.0%

Enterprise Products Operating LLC, 3.70%, 6/1/15 †	475	507

Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	280	299

Williams Partners L.P., 3.80%, 2/15/15	780	825
		1,631

Real Estate Investment Trusts – 0.2%

Simon Property Group L.P., 2.80%, 1/30/17	230	237

Retail – 0.2%

McDonald’s Corp., 0.75%, 5/29/15 †	330	330

Semiconductors – 0.6%

Altera Corp., 1.75%, 5/15/17	190	191

Samsung Electronics America, Inc., 1.75%, 4/10/17 (2)(3)	330	328

Texas Instruments, Inc., 1.38%, 5/15/14 †	335	339
		858

Telecommunications – 2.7%

AT&T, Inc., 0.88%, 2/13/15	630	628

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.9% – continued

Telecommunications – 2.7% – continued

2.40%, 8/15/16 †	$625	$652

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	550	590

Cisco Systems, Inc., 1.63%, 3/14/14	320	326

Juniper Networks, Inc., 3.10%, 3/15/16	500	519

Qwest Communications International, Inc., 8.00%, 10/1/15	225	238

Verizon Communications, Inc., 1.95%, 3/28/14 †	600	613
2.00%, 11/1/16	325	333

Windstream Corp., 8.13%, 8/1/13 †	340	358
		4,257

Transportation – 0.5%

Ryder System, Inc., 3.15%, 3/2/15	775	802
Total Corporate Bonds
(Cost $53,943)		54,983

FOREIGN ISSUER BONDS – 10.5%

Auto Manufacturers – 0.3%

Volkswagen International Finance N.V., 1.63%, 3/22/15 (2)(3)	465	467

Banks – 3.0%

Abbey National Treasury Services PLC, 2.88%, 4/25/14	575	564

Bank of Montreal, 2.50%, 1/11/17	360	372

Bank of Nova Scotia, 1.85%, 1/12/15	585	596
1.95%, 1/30/17 (2)(3)†	550	567

Canadian Imperial Bank of Commerce, 1.45%, 9/13/13 †	300	303

Commonwealth Bank of Australia, 1.95%, 3/16/15	725	730

ING Bank N.V., 2.00%, 10/18/13 (2)(3)†	855	851

Lloyds TSB Bank PLC, 4.20%, 3/28/17 †	285	284

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.5% – continued

Banks – 3.0% – continued

Toronto-Dominion Bank (The), 1.38%, 7/14/14 †	$325	$330

Westpac Banking Corp., 3.00%, 12/9/15	190	198
		4,795

Beverages – 0.5%

Diageo Capital PLC, 1.50%, 5/11/17	185	185

Pernod-Ricard S.A., 2.95%, 1/15/17 (2)(3)	560	567
		752

Chemicals – 0.3%

Potash Corp. of Saskatchewan, Inc., 3.75%, 9/30/15	460	493

Diversified Financial Services – 0.3%

Macquarie Group Ltd., 7.30%, 8/1/14 (2)(3)	470	499

Food – 0.2%

Delhaize Group S.A., 5.88%, 2/1/14	295	312

Healthcare – Products – 0.3%

Covidien International Finance S.A., 1.35%, 5/29/15	525	526

Leisure Time – 0.5%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13 †	685	716

Mining – 0.5%

BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	250	251

Rio Tinto Finance USA PLC, 2.00%, 3/22/17 †	455	464
		715

Oil & Gas – 2.8%

BP Capital Markets PLC, 2.25%, 11/1/16	315	324
1.85%, 5/5/17	220	220

Canadian Natural Resources Ltd., 5.70%, 5/15/17	375	440

Cenovus Energy, Inc., 4.50%, 9/15/14	335	359

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.5% – continued

Oil & Gas – 2.8% – continued

Ensco PLC, 3.25%, 3/15/16	$250	$262

Noble Holding International Ltd., 2.50%, 3/15/17 †	950	960

Petrobras International Finance Co., 2.88%, 2/6/15	510	515

Shell International Finance B.V., 3.10%, 6/28/15	295	315

Statoil ASA, 1.80%, 11/23/16	290	296

Total Capital International S.A., 1.50%, 2/17/17 †	470	472

Transocean, Inc., 5.05%, 12/15/16 †	250	273
		4,436

Pharmaceuticals – 0.5%

GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	410	409

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	315	331
		740

Pipelines – 0.3%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	485	484

Telecommunications – 0.8%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	520	577

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20 (2)(3)	300	298

Vodafone Group PLC, 4.15%, 6/10/14	435	462
		1,337

Transportation – 0.2%

Canadian National Railway Co., 1.45%, 12/15/16	265	266
Total Foreign Issuer Bonds
(Cost $16,282)		16,538

U.S. GOVERNMENT AGENCIES – 12.9% (4)

Fannie Mae – 6.8%

Pool #555649, 7.50%, 10/1/32	79	97

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.9% (4) – continued

Fannie Mae – 6.8% – continued

Pool #893082, 2.71%, 9/1/36	$445	$478

Pool #AB3114, 5.00%, 6/1/41	1,456	1,599

Pool #AD7061, 5.50%, 6/1/40	221	242

Pool TBA, 6.00%, 6/1/37 (1)	5,320	5,856
5.50%, 6/15/39 (1)	2,300	2,508
		10,780

Freddie Mac – 1.5%

Pool #1B3617, 5.77%, 10/1/37	322	346

Pool #848076, 5.46%, 6/1/38	774	839

Series 3730, Class PL, 4.50%, 1/15/33	1,130	1,169
		2,354

Freddie Mac Gold – 0.8%

Pool #A92650, 5.50%, 6/1/40	663	723

Pool #G13387, 5.00%, 4/1/23	565	609
		1,332

Government National Mortgage Association – 2.0%

Series 2007-15, Class A, 4.51%, 10/16/28	490	496

Series 2007-4, Class A, 4.21%, 6/16/29	180	181

Series 2008-8, Class A, 3.61%, 8/16/27	55	55

Series 2011-49, Class A, 2.45%, 7/16/38	977	1,003

Series 2011-49, Class AB, 2.80%, 1/16/34	485	498

Series 2012-2, Class A, 1.86%, 6/16/31	578	588

Series 2012-22, Class AB, 1.66%, 3/16/33	303	306
		3,127

Government National Mortgage Association II – 1.8%

Pool #82581, 4.00%, 7/20/40	1,333	1,420

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.9% (4) – continued

Government National Mortgage Association II – 1.8% – continued

Pool #83021, 3.00%, 1/20/42	$1,266	$1,335
		2,755
Total U.S. Government Agencies
(Cost $20,214)		20,348

U.S. GOVERNMENT OBLIGATIONS – 23.1%

U.S. Treasury Inflation Indexed Notes – 2.7%

0.63%, 4/15/13	2,635	2,883

2.00%, 1/15/14	1,040	1,350
		4,233

U.S. Treasury Notes – 20.4%

0.25%, 5/31/14	17,995	17,990
0.25%, 5/15/15	12,050	12,014
0.63%, 5/31/17	2,140	2,135
		32,139
Total U.S. Government Obligations
(Cost $36,383)		36,372

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 23.3%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	23,838,996	$23,839

Northern Institutional Funds – Liquid Assets Portfolio (5)(7)(8)	12,823,006	12,823
Total Investment Companies
(Cost $36,662)		36,662

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 6/21/12 (9)	$200	$200
Total Short-Term Investments
(Cost $200)		200

Total Investments – 113.5%
(Cost $177,375)		178,881
Liabilities less Other Assets – (13.5)%		(21,222)
NET ASSETS – 100.0%		$157,659

(1)	When-Issued Security.
(2)	Restricted security that has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $7,932,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Nova Scotia, 1.95%, 1/30/17	1/20/12	$549

Daimler Finance N.A. LLC, 2.30%, 1/9/15	1/4/12	315

Daimler Finance N.A. LLC, 1.65%, 4/10/15	4/2/12	250

Express Scripts Holding Co., 2.10%, 2/12/15	2/6/12	677

ING Bank N.V., 2.00%, 10/18/13	10/13/10	853

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4/13/12	305

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10–12/15/10	513

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	450

New York Life Global Funding, 4.65%, 5/9/13	10/27/09	515

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	588

Pernod-Ricard S.A., 2.95%, 1/15/17	1/10/12–4/18/12	562

Phillips 66, 2.95%, 5/1/17	3/7/12	525

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	379

Rock-Tenn Co., 4.45%, 3/1/19	2/14/12	200

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	350

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	329

Volkswagen International Finance N.V., 1.63%, 3/22/15	3/19/12	464

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $18,653,000 with net purchases of approximately $5,186,000 during the six months ended May 31, 2012.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $24,390,000 with net sales of approximately $11,567,000 during the six months ended May 31, 2012.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2012, the credit quality distribution for the Short Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	23.7%
U.S. Agency	8.1
AAA	7.7
AA	4.6
A	18.3
BBB	15.1
BB	1.4
B	0.6
Cash Equivalents	20.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At May 31, 2012, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Five Year U.S. Treasury Note	55	$6,841	Short	6/12	$(66)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–		$13,778	(1)	$–	$13,778
Corporate Bonds	–		54,983	(1)	–	54,983
Foreign Issuer Bonds	–		16,538	(1)	–	16,538
U.S. Government Agencies	–		20,348	(1)	–	20,348
U.S. Government Obligations	–		36,372	(1)	–	36,372
Investment Companies	36,662		–		–	36,662
Short-Term Investments	–		200		–	200
Total Investments	$36,662		$142,219		$–	$178,881

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(66)	$–		$–		$(66)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.3% (1)

Fannie Mae – 16.9%

Pool #555649, 7.50%, 10/1/32	$57	$70

Pool #745148, 5.00%, 1/1/36	416	451

Pool #893082, 2.71%, 9/1/36	168	180

Pool #AH1166, 4.50%, 12/1/40	293	318

Pool TBA, 6.00%, 6/1/37 (2)	1,075	1,183
4.00%, 6/15/39 (2)	1,850	1,969
4.50%, 6/15/39 (2)	600	644
5.50%, 6/15/39 (2)	2,045	2,230
5.00%, 7/30/49 (2)	2,280	2,470

Series 2007, Class 26C, 5.50%, 3/25/33	279	287
		9,802

Federal Home Loan Bank – 0.7%

1.63%, 11/21/12	390	393

Freddie Mac – 5.8%

3.00%, 7/28/14	50	53
1.25%, 5/12/17	1,750	1,773

Pool #1J0365, 5.50%, 4/1/37	218	234

Pool #1J2840, 5.88%, 9/1/37	386	416

Pool #410092, 2.33%, 11/1/24	5	5

Series 3730, Class PL, 4.50%, 1/15/33	835	864
		3,345

Government National Mortgage Association – 2.0%

Series 2008, Class 8A, 3.61%, 8/16/27	19	19

Series 2010, Class 141A, 1.86%, 8/16/31	285	288

Series 2011, Class 31A, 2.21%, 12/16/35	340	346

Series 2011, Class 49A, 2.45%, 7/16/38	293	301

Series 2011, Class 49AB, 2.80%, 1/16/34	194	199
		1,153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.3% (1) – continued

Government National Mortgage Association II – 0.9%

Pool #82581, 4.00%, 7/20/40	$498	$531
Total U.S. Government Agencies
(Cost $15,101)		15,224

U.S. GOVERNMENT OBLIGATIONS – 64.5%

U.S. Treasury Inflation Indexed Notes – 5.5%

2.00%, 1/15/14	455	591
0.13%, 4/15/17	2,400	2,568
		3,159

U.S. Treasury Notes – 59.0%

0.25%, 5/31/14	11,795	11,791
0.25%, 5/15/15	12,395	12,358
0.63%, 5/31/17	9,110	9,090
1.75%, 5/15/22	860	874
		34,113
Total U.S. Government Obligations
(Cost $37,213)		37,272

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 18.1%

Northern Institutional Funds – U.S. Government Portfolio (3)(4)	10,454,310	$10,454
Total Investment Companies
(Cost $10,454)		10,454

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.2%

U.S. Treasury Bill, 0.07%, 6/21/12	$1,850	$1,850
Total Short-Term Investments
(Cost $1,850)		1,850

Total Investments – 112.1%
(Cost $64,618)		64,800

Liabilities less Other Assets – (12.1)%		(7,015)
NET ASSETS – 100.0%		$57,785

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(2)	When-Issued Security.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $9,063,000 with net purchases of approximately $1,391,000 during the six months ended May 31, 2012.
(4)	Investment in affiliated Portfolio.

Percentages shown are based on Net Assets.

At May 31, 2012, the quality distribution for the U.S. Government Securities Portfolio was:

QUALITY DISTRIBUTION*	% of INVESTMENTS
U.S. Treasury	63.0%
U.S. Agency	20.9
Cash Equivalents	16.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of May 31, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$15,224	(1)	$–	$15,224
U.S. Government Obligations	–	37,272	(1)	–	37,272
Investment Companies	10,454	–		–	10,454
Short-Term Investments	–	1,850		–	1,850
Total Investments	$10,454	$54,346		$–	$64,800

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 20 portfolios as of May 31, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (each a “Portfolio” and collectively, the “Portfolios” or “Fixed Income Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Fixed Income Portfolios was authorized to issue three classes of shares: Class A, C and D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. Effective October 13, 2011, the Class C Share and Class D Share classes of each of the Portfolios were closed to investment by new accounts. At the close of business on November 28, 2011, shareholders who held Class C Shares and Class D Shares of each Portfolio had their shares automatically converted to Class A Shares of the same Portfolio on the basis of the relative net asset value per share of the respective share classes as of the close of business on November 28, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s Class A Shares is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used by a Portfolio, but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Portfolios invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on each Portfolio’s financial statements can be found in Note 10.

At May 31, 2012, the Short Bond Portfolio had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $200,000. Further information on the impact of these positions to the Short Bond Portfolio’s financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized and unrealized gains (losses) on investments and Net change in unrealized appreciation (depreciation). The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations.

D) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations. The Portfolio records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions and foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Portfolios purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary

FIXED INCOME PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid assets at least equal to the amount of the commitment. The Portfolios identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at May 31, 2012, if any, are noted in each Portfolio’s Schedule of Investments and in aggregate as Payable for When-Issued securities, in each Portfolio’s Statement of Assets and Liabilities.

F) MORTGAGE DOLLAR ROLLS Certain Portfolios enter into mortgage “dollar rolls” in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

H) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

I) PORTFOLIO SECURITIES LOANED The Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2012. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent as of May 31, 2012. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2012, and the securities lending fees earned by Northern Trust for the six months ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	FEES EARNED BY NORTHERN TRUST
Bond	$27,480	$28,038	$—	$7
Core Bond	8,094	8,256	—	2
U.S. Treasury Index	—	—	—	1
Intermediate Bond	4,522	4,610	—	2
Short Bond	12,539	12,823	—	4
U.S. Government Securities	—	—	—	1

No loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2012.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Bond	Monthly
Core Bond	Monthly
U.S. Treasury Index	Monthly
Intermediate Bond	Monthly
Short Bond	Monthly
U.S. Government Securities	Monthly

Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Portfolios. At November 30, 2011 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Bond	$209	$(209)	$ —
Core Bond	76	(76)	—
U.S. Treasury Index	—	—	—
Intermediate Bond	26	(26)	—
Short Bond	474	(474)	—
U.S. Government Securities	86	(86)	—

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2014	NOVEMBER 30, 2015	NOVEMBER 30, 2016
Bond	$—	$1,031	$1,159
Short Bond	1,023	653	932

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at November 30, 2011, for U.S. Federal income tax purposes:

Amounts in thousands
Bond	$5,911
Short Bond	1,282

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Portfolios for the fiscal year ending November 30, 2012. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ending November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ending November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

FIXED INCOME PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

At November 30, 2011, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$—	$188	$—
Core Bond	—	2,202	543
U.S. Treasury Index	—	62	2,761
Intermediate Bond	—	637	424
Short Bond	—	56	—
U.S. Government Securities	—	785	187

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$—	$7,890	$—
Core Bond	—	3,541	641
U.S. Treasury Index	—	2,975	2,357
Intermediate Bond	—	2,535	126
Short Bond	—	3,450	—
U.S. Government Securities	—	2,377	38

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$8,774	$ —
Core Bond	—	3,144	—
U.S. Treasury Index	—	4,685	1,711
Intermediate Bond	—	1,287	—
Short Bond	—	4,410	—
U.S. Government Securities	—	2,845	51

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2011, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense on the Statements of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets). For the six months ended May 31, 2012, the investment adviser contractually agreed to waive a portion of the advisory fees which is shown as “Less waivers of investment advisory fees” in the accompanying Statements of Operations. The contractual waiver arrangement is expected to last until at least April 1, 2013. After this date, the investment adviser or a Portfolio may terminate the contractual arrangement. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2012, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Bond	0.40%	0.15%	0.25%
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Intermediate Bond	0.40%	0.15%	0.25%
Short Bond	0.40%	0.15%	0.25%
U.S. Government Securities	0.40%	0.15%	0.25%

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent of the average daily net assets of the outstanding Class A shares of the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Class-specific transfer agent fees for the six months ended May 31, 2012, were as follows:

Amounts in thousands	CLASS A
Bond	$12
Core Bond	5
U.S. Treasury Index	7
Intermediate Bond	2
Short Bond	7
U.S. Government Securities	2

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio.

Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2012, under such arrangements, are shown as “Less expenses reimbursed by administrator and adviser” in the accompanying Statements of Operations. The expense reimbursement receivable at May 31, 2012 is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust adopted a Shareholder Servicing Plan pursuant to which the Trust entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary received a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively. Those institutions and financial intermediaries that received fees pursuant to the Shareholder Servicing Plan for Class C and D shares prior to November 28, 2011 have entered into similar agreements with NTI under which they render certain shareholder administrative support services to their customers and other investors who beneficially own Class A shares.

FIXED INCOME PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond	$623,866	$65,114	$642,076	$52,075
Core Bond	262,914	25,678	272,161	21,690
U.S. Treasury Index	54,789	—	55,964	—
Intermediate Bond	120,861	10,293	126,783	13,393
Short Bond	313,777	43,159	309,072	19,258
U.S. Government Securities	401,816	—	384,189	—

At May 31, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond	$8,400	$(1,122)	$7,278	$250,305
Core Bond	3,634	(331)	3,303	95,461
U.S. Treasury Index	8,587	—	8,587	128,471
Intermediate Bond	638	(143)	495	34,818
Short Bond	1,803	(310)	1,493	177,388
U.S. Government Securities	216	(42)	174	64,626

7. BANK BORROWINGS

Effective December 1, 2011, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears. The Credit Facility will expire on November 29, 2012, unless renewed.

At May 31, 2012, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense during the six months ended May 31, 2012.

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. The uninvested cash of the Bond, Core Bond, Intermediate Bond and Short Bond Portfolios currently is invested in the Trust’s Diversified Assets Portfolio and the uninvested cash of the U.S. Treasury Index and U.S. Government Securities Portfolios is currently invested in the Trust’s U.S Government Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets or U.S Government Portfolios is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets or U.S Government Portfolios. This reimbursement is included in Less expenses reimbursed by administrator and adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Portfolio’s net expense and net investment income ratios is included in each Portfolio’s Financial Highlights. The exemptive order requires the Portfolios’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2012 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	828	$18,152	151	$3,303	(2,210)	$(48,752)	(1,231)	$(27,297)
Core Bond	631	6,679	317	3,340	(1,227)	(13,040)	(279)	(3,021)
U.S. Treasury Index	1,174	26,904	150	3,448	(1,274)	(29,215)	50	1,137
Intermediate Bond	124	2,659	57	1,197	(753)	(16,070)	(572)	(12,214)
Short Bond	3,453	65,792	35	660	(1,824)	(34,786)	1,664	31,666
U.S. Government Securities	1,166	23,418	50	1,007	(362)	(7,273)	854	17,152

Transactions in Class A shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	2,995	$63,584	6	$131	304	$6,457	(2,836)	$(59,845)	469	$10,327
Core Bond	1,060	11,168	—	—	319	3,342	(2,131)	(22,618)	(752)	(8,108)
U.S. Treasury Index	2,606	58,480	—	3	211	4,669	(3,172)	(70,359)	(355)	(7,207)
Intermediate Bond	718	15,161	—	3	97	2,045	(1,315)	(27,973)	(500)	(10,764)
Short Bond	3,498	66,379	4	73	110	2,082	(6,230)	(118,279)	(2,618)	(49,745)
U.S. Government Securities	125	2,527	3	70	116	2,334	(1,461)	(29,713)	(1,217)	(24,782)

Transactions in Class C shares for the fiscal year ended November 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	—	$6	—	$4	(7)	$(159)	(7)	$(149)
Core Bond	—	—	—	—	—	(2)	—	(2)
U.S. Treasury Index	—	—	—	—	—	(2)	—	(2)

Transactions in Class D shares for the fiscal year ended November 30, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	AUTOMATIC CONVERSION SHARES	AUTOMATIC CONVERSION VALUE	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	1	$23	—	$3	(1)	$(20)	(6)	$(131)	(6)	$(125)
Core Bond	—	—	—	—	—	(1)	—	—	—	(1)
U.S. Treasury Index	—	1	—	—	(2)	(47)	—	(3)	(2)	(49)
Intermediate Bond	—	—	—	—	—	(2)	—	(3)	—	(5)
Short Bond	1	9	—	1	—	(2)	(4)	(73)	(3)	(65)
U.S. Government Securities	—	2	—	—	—	(3)	(3)	(70)	(3)	(71)

FIXED INCOME PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of May 31, 2012:

Amounts in thousands		ASSETS		LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Short Bond	Interest Rate Contracts	Net Assets – Unrealized appreciation	$ —*	Net Assets – Unrealized depreciation	$(66	)*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended May 31, 2012:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Short Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	$(49)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Short Bond	Interest Rate Contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(58)

Volume of derivative activity for the six months ended May 31, 2012:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT VALUE (000s)
Short Bond	4	$4,699

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

On April 15, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the Portfolios’ financial statement amounts or disclosures, if any.

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolios’ financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolios’ financial statement disclosures.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

FUND EXPENSES	MAY 31, 2012 (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/11 - 5/31/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, or other costs such as advisory fees related to affiliated money market funds investments, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursement on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 62). Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.36%	$1,000.00	$1,044.00	$1.84
Hypothetical**	0.36%	$1,000.00	$1,023.20	$1.82

CORE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.36%	$1,000.00	$1,044.60	$1.84
Hypothetical**	0.36%	$1,000.00	$1,023.20	$1.82

U.S. TREASURY INDEX

Class A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.26%	$1,000.00	$1,027.00	$1.32
Hypothetical**	0.26%	$1,000.00	$1,023.70	$1.32

INTERMEDIATE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.36%	$1,000.00	$1,036.40	$1.83
Hypothetical**	0.36%	$1,000.00	$1,023.20	$1.82

SHORT BOND

Class A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.36%	$1,000.00	$1,018.30	$1.82
Hypothetical**	0.36%	$1,000.00	$1,023.20	$1.82

U.S. GOVERNMENT SECURITIES

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES 12/1/11 - 5/31/12
Actual	0.36%	$1,000.00	$1,011.80	$1.81
Hypothetical**	0.36%	$1,000.00	$1,023.20	$1.82

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other comparable institutional accounts; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vii) the Investment Adviser’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding the Investment Adviser’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered the Investment Adviser’s policies and philosophy on investment by portfolio managers in the Portfolios that they manage. Attention also was given to the Investment Adviser’s and its affiliates’ generally more conservative approach to investment management with respect to

FIXED INCOME PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

credit risk and its efforts during the past year to continue to refine the Portfolios’ risk management processes, including regular reporting to the Trustees. The Trustees also noted the Investment Adviser’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position and stability. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. They also noted the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. The Trustees also took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ longer term performance, as well as how the Investment Adviser’s investment strategies may cause the Portfolios to underperform against their peers during certain market environments. For Portfolios that had been in existence for the applicable period, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees noted, in particular, that the Investment Adviser has an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and the changes made throughout the year to investment personnel and processes to address performance issues.

Based on the information received, the Trustees determined that the U.S. Treasury Index Portfolio was satisfactorily tracking its benchmark, and that the performance of the other Portfolios was, in general, competitive with their peers in light of the factors mentioned above. In particular, the Bond, Core Bond, Short Bond and Intermediate Bond Portfolios exceeded their respective benchmarks in performance for the one-, three- and five-year periods, and were each in the top quartile of peers for the one-year period. The performance generally ranged among the second and third quartiles of peers with respect to the three- and five-year periods. With respect to the U.S. Government Securities Portfolio, the Board noted that it outperformed its benchmark for the one- and three-year periods and slightly underperformed its benchmark for the five-year period, but was in the third quartile of peers for those time periods. The Trustees noted the steps taken by the Investment Adviser to address the U.S. Government Securities Portfolio’s performance. Overall, the Trustees concluded that the Investment Adviser had devoted appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them through their relationship with the Trust and on a Portfolio-by-Portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Portfolio-by-Portfolio basis; therefore, they focused on the profitability of the Investment Adviser and its affiliates’ relationships with the Trust overall. The Trustees concluded that the profitability was not unreasonable based on the services provided. The Trustees reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2012 (UNAUDITED)

Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was below the Lipper peer objective median, and each of the Portfolios’ advisory fee rates after waivers was either at or below the Lipper peer group median. Information was also provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Adviser to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which the Investment Adviser and its other clients, as well as the Portfolios, benefitted from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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FIXED INCOME PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

FIXED INCOME PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

17	TREASURY PORTFOLIO

19	TAX-EXEMPT PORTFOLIO

30	U.S. GOVERNMENT PORTFOLIO (formerly known as the Government Portfolio)

34	U.S. GOVERNMENT SELECT PORTFOLIO (formerly known as the Government Select Portfolio)

38	MUNICIPAL PORTFOLIO

61	ABBREVIATIONS AND OTHER INFORMATION

62	NOTES TO THE FINANCIAL STATEMENTS

69	FUND EXPENSES

71	APPROVAL OF ADVISORY AGREEMENT

76	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2012 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO(1)	U.S. GOVERNMENT SELECT PORTFOLIO(2)	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$7,784,670	$2,622,810	$1,646,333	$3,951,287	$14,414,970	$4,996,299
Repurchase agreements, at cost which approximates fair value	1,312,751	4,753,745	–	2,227,882	3,506,988	–
Cash	99,599	–	5,083	365,192	–	929
Interest income receivable	8,495	4,579	2,718	3,818	8,167	8,469
Receivable for securities sold	224,978	–	79,353	23,493	–	148,016
Receivable for fund shares sold	33,913	219,741	19	–	–	6
Receivable from affiliates for expense reimbursements	1,131	491	190	1,104	1,348	80
Prepaid and other assets	47	22	26	45	64	44
Total Assets	9,465,584	7,601,388	1,733,722	6,572,821	17,931,537	5,153,843
LIABILITIES:
Cash overdraft	–	160,424	–	–	181	–
Payable for securities purchased	234,235	–	–	125,958	723,924	–
Payable for fund shares redeemed	100,000	–	–	366,041	1,022	1,609
Distributions payable to shareholders	78	71	12	51	150	173
Payable to affiliates:
Investment advisory fees	1,987	627	299	1,272	1,505	467
Administration fees	795	627	119	509	1,505	467
Custody and accounting fees	84	64	13	54	157	47
Shareholder servicing fees	1	–	2	–	–	–
Transfer agent fees	19	–	–	–	16	30
Trustee fees	113	8	10	46	81	34
Accrued other liabilities	50	50	15	41	81	36
Total Liabilities	337,362	161,871	470	493,972	728,622	2,863
Net Assets	$9,128,222	$7,439,517	$1,733,252	$6,078,849	$17,202,915	$5,150,980
ANALYSIS OF NET ASSETS:
Capital stock	$9,128,280	$7,439,420	$1,733,278	$6,078,908	$17,202,924	$5,150,954
Accumulated undistributed net investment loss	(108)	–	(2)	(50)	(28)	–
Accumulated undistributed net realized gain (loss)	50	97	(24)	(9)	19	26
Net Assets	$9,128,222	$7,439,517	$1,733,252	$6,078,849	$17,202,915	$5,150,980
Net Assets:
Shares	$9,111,450	$7,439,517	$1,732,083	$6,051,196	$17,021,661	$5,121,339
Service Shares	16,772	–	1,169	27,653	181,254	29,641
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	9,111,508	7,439,420	1,732,106	6,051,226	17,021,692	5,121,329
Service Shares	16,773	–	1,170	27,651	181,251	29,635
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00

(1)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.
(2)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO(1)	U.S. GOVERNMENT SELECT PORTFOLIO(2)	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$9,334	$4,114	$1,263	$4,227	$8,732	$5,309
EXPENSES:
Investment advisory fees	12,715	7,535	1,764	7,814	15,657	5,922
Administration fees	5,086	3,767	706	3,126	7,828	2,961
Custody and accounting fees	558	415	79	340	824	308
Transfer agent fees	52	11	7	14	73	49
Registration fees	46	40	23	41	47	30
Printing fees	16	16	3	13	28	11
Professional fees	54	52	22	46	79	41
Shareholder servicing fees	8	–	–	6	52	7
Trustee fees	63	58	13	50	100	42
Other	79	62	15	78	126	58
Total Expenses	18,677	11,956	2,632	11,528	24,814	9,429
Less waivers of investment advisory fees	–	(3,768)	–	–	(7,829)	(2,961)
Less expenses reimbursed by administrator	(818)	(2,510)	(147)	(553)	(1,161)	(476)
Less expenses reimbursed by investment adviser	(9,016)	(1,941)	(1,290)	(7,049)	(7,862)	(1,258)
Less custodian credits	(10)	(10)	(3)	(11)	(10)	(7)
Net Expenses	8,833	3,727	1,192	3,915	7,952	4,727
Net Investment Income	501	387	71	312	780	582
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on: Investments	50	97	(24)	5	19	26
Net Gains (Losses)	50	97	(24)	5	19	26
Net Increase in Net Assets Resulting from Operations	$551	$484	$47	$317	$799	$608

(1)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.
(2)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2012	2011	2012	2011
OPERATIONS:
Net investment income	$501	$1,996	$387	$1,116
Net realized gains (losses) on:
Investments	50	447	97	55
Net Increase in Net Assets Resulting from Operations	551	2,443	484	1,171
CAPITAL SHARE TRANSACTIONS:(3)
Net increase (decrease) in net assets resulting from Shares transactions	(2,006,104)	2,349,832	(195,504)	2,664,314
Net increase (decrease) in net assets resulting from Service Shares transactions	(19,320)	(36,051)	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,025,424)	2,313,781	(195,504)	2,664,314
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(949)	(1,984)	(442)	(1,116)
Total Distributions to Shares Shareholders	(949)	(1,984)	(442)	(1,116)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(2)	(12)	–	–
Total Distributions to Service Shares Shareholders	(2)	(12)	–	–
Total Increase (Decrease) in Net Assets	(2,025,824)	2,314,228	(195,462)	2,664,369
NET ASSETS:
Beginning of period	11,154,046	8,839,818	7,634,979	4,970,610
End of period	$9,128,222	$11,154,046	$7,439,517	$7,634,979
Accumulated Undistributed Net Investment Income (Loss)	$(108)	$342	$–	$55

(1)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.
(2)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.
(3)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO(1)		U.S. GOVERNMENT SELECT PORTFOLIO(2)		MUNICIPAL PORTFOLIO
2012	2011	2012	2011	2012	2011	2012	2011

$71	$308	$312	$840	$780	$1,281	$582	$3,084

(24)	–	5	(14)	19	77	26	5
47	308	317	826	799	1,358	608	3,089

509,167	(50,744)	(329,119)	1,001,389	3,773,430	648,710	306,250	104,633
203	(343)	716	(6,066)	(80,835)	141,264	1,307	(11,317)
509,370	(51,087)	(328,403)	995,323	3,692,595	789,974	307,557	93,316

(71)	(308)	(311)	(842)	(845)	(1,278)	(584)	(3,082)
(71)	(308)	(311)	(842)	(845)	(1,278)	(584)	(3,082)

–	–	(2)	(5)	(12)	(23)	(3)	(4)
–	–	(2)	(5)	(12)	(23)	(3)	(4)
509,346	(51,087)	(328,399)	995,302	3,692,537	790,031	307,578	93,319

1,223,906	1,274,993	6,407,248	5,411,946	13,510,378	12,720,347	4,843,402	4,750,083
$1,733,252	$1,223,906	$6,078,849	$6,407,248	$17,202,915	$13,510,378	$5,150,980	$4,843,402
$(2)	$(2)	$(50)	$(49)	$(28)	$49	$–	$5

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO			SHARES
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized and unrealized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.25	%(3)	2.45	%(3)	5.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$9,111,450	$11,117,953	$8,767,742	$9,515,203		$9,107,046		$14,850,516
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.17%	0.21%	0.30%	0.39	%(5)	0.36	%(6)	0.35	%(7)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.41%		0.38%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.02%	0.02%	0.21%		2.60%		4.96%
Net investment income (loss), before waivers, reimbursements and credits	(0.18%)	(0.14%)	(0.05)%	0.19%		2.58%		4.94%

			SERVICE
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized and unrealized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.12	%(3)	2.18	%(3)	4.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$16,772	$36,093	$72,076	$86,550		$112,416		$209,839
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.16%	0.22%	0.30%	0.54	%(5)	0.62	%(6)	0.61	%(7)
Expenses, before waivers, reimbursements and credits	0.44%	0.63%	0.63%	0.67%		0.64%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.01%	0.02%	0.06%		2.34%		4.70%
Net investment income (loss), before waivers, reimbursements and credits	(0.25)%	(0.40)%	(0.31)%	(0.07)%		2.32%		4.68%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.46% and 0.22% for the Shares and Service Shares, respectively for the fiscal year ended November 30, 2009 and 2.19% and 1.95%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $4,328,000 and $52,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $1,026,000 and $13,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $859,000 which represents 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS OR PERIODS ENDED NOVEMBER 30,

TREASURY PORTFOLIO			SHARES
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)	2008(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
From net realized gains	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.01%	0.02%	0.07%	0.11%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,439,517	$7,634,979	$4,970,610	$2,933,613	$471,790
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.15%	0.13%	0.00%
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.57	%(5)
Net investment income, net of waivers, reimbursements and credits	0.01%	0.02%	0.07%	0.10%	0.30%
Net investment loss, before waivers, reimbursements and credits	(0.21)%	(0.20)%	(0.10)%	(0.09)%	(0.27	)%(5)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period November 5, 2008 (commencement of operations) through November 30, 2008. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the periods. Total return is not annualized for period less than one year.
(4)	Annualized for period less than one year.
(5)	The ratios of expenses and net investment loss were previously reported as 0.47% and (0.17)%, respectively. This had no impact to the Portfolio’s net asset value.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO	SHARES
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.03
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.03)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.35%		2.18%		3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,732,083	$1,222,940	$1,273,685	$1,682,036		$1,112,129		$933,614
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.17%	0.20%	0.28%	0.37	%(4)	0.36	%(5)	0.35%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.40%		0.38%		0.38%
Net investment income, net of waivers, reimbursements and credits	0.00%	0.02%	0.02%	0.33%		2.14%		3.32%
Net investment income (loss), before waivers, reimbursements and credits	(0.20)%	(0.15)%	(0.07)%	0.30%		2.12%		3.29%

	SERVICE
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.03
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.03)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.17%		1.92%		3.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,169	$966	$1,308	$4,512		$4,613		$3,848
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.17%	0.22%	0.28%	0.60	%(4)	0.62	%(5)	0.61%
Expenses, before waivers, reimbursements and credits	0.43%	0.63%	0.63%	0.66%		0.64%		0.64%
Net investment income, net of waivers, reimbursements and credits	0.00%	0.00%	0.02%	0.10%		1.88%		3.06%
Net investment income (loss), before waivers, reimbursements and credits	(0.26)%	(0.41)%	(0.33)%	0.04%		1.86%		3.03%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $318,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $75,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO(1)			SHARES
Selected per share data	2012(2)	2011(2)	2010(2)	2009(2)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.01%	0.02%	0.02%	0.13%		2.30%		4.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,051,196	$6,380,311	$5,378,943	$5,358,301		$7,449,332		$2,944,139
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.13%	0.14%	0.21%	0.36	%(5)	0.36	%(6)	0.35	%(7)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.40%		0.38%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.01%	0.02%	0.14%		2.13%		4.87%
Net investment income (loss), before waivers, reimbursements and credits	(0.21)%	(0.22)%	(0.14)%	0.10%		2.11%		4.85%

			SERVICE
Selected per share data	2012(2)	2011(2)	2010(2)	2009(2)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.01%	0.02%	0.02%	0.07%		2.04%		4.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$27,653	$26,937	$33,003	$48,562		$157,444		$179,435
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.13%	0.14%	0.21%	0.47	%(5)	0.62	%(6)	0.61	%(7)
Expenses, before waivers, reimbursements and credits	0.42%	0.63%	0.63%	0.66%		0.64%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.01%	0.02%	0.03%		1.87%		4.61%
Net investment income (loss), before waivers, reimbursements and credits	(0.26)%	(0.48)%	(0.40)%	(0.16)%		1.85%		4.59%

(1)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,627,000 and $43,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $622,000 and $10,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $348,000, which represents 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO(1)	SHARES
Selected per share data	2012(2)	2011(2)	2010(2)	2009(2)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.01%	0.01%	0.03%	0.20%		2.31%		5.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17,021,661	$13,248,289	$12,599,523	$14,815,124		$15,486,752		$8,005,182
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.10%	0.11%	0.19%	0.23	%(5)	0.21	%(6)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.34%		0.33%		0.32%
Net investment income, net of waivers, reimbursements and credits	0.04%	0.01%	0.03%	0.20%		2.13%		4.90%
Net investment income (loss), before waivers, reimbursements and credits	(0.18)%	(0.20)%	(0.10)%	0.09%		2.01%		4.78%

	SERVICE
Selected per share data	2012(2)	2011(2)	2010(2)	2009(2)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.01%	0.01%	0.02%	0.06%		2.05%		4.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$181,254	$262,089	$120,824	$131,605		$512,081		$84,905
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.10%	0.11%	0.20%	0.38	%(5)	0.47	%(6)	0.46	%(7)
Expenses, before waivers, reimbursements and credits	0.37%	0.58%	0.58%	0.60%		0.59%		0.58%
Net investment income, net of waivers, reimbursements and credits	0.04%	0.01%	0.02%	0.05%		1.87%		4.64%
Net investment income (loss), before waivers, reimbursements and credits	(0.23)%	(0.46)%	(0.36)%	(0.17)%		1.75%		4.52%

(1)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $3,958,000 and $26,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $920,000 and $24,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $380,000, which represents 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO			SHARES
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.03
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.03)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.05%	0.11%	0.49%		2.29%		3.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,121,339	$4,815,069	$4,710,432	$6,075,067		$4,877,332		$4,055,785
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.19%	0.20%	0.23	%(4)	0.21	%(5)	0.20%
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.34%		0.33%		0.32%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.05%	0.10%	0.47%		2.24%		3.47%
Net investment income (loss), before waivers, reimbursements and credits	(0.14)%	(0.08)%	(0.02)%	0.36%		2.12%		3.35%

			SERVICE
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.03
Net realized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.03)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.24%		2.02%		3.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$29,641	$28,333	$39,651	$73,501		$72,258		$46,658
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.23%	0.29%	0.47	%(4)	0.47	%(5)	0.46%
Expenses, before waivers, reimbursements and credits	0.37%	0.58%	0.58%	0.60%		0.59%		0.58%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.01%	0.01%	0.23%		1.98%		3.21%
Net investment income (loss), before waivers, reimbursements and credits	(0.19)%	(0.34)%	(0.28)%	0.10%		1.86%		3.09%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,360,000 and $29,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $322,000 and $7,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.6%

Auto Receivables – 0.6%
Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 8/18/12	$59,087	$59,087
Total Asset-Backed Securities
(Cost $59,087)		59,087

CERTIFICATES OF DEPOSIT – 23.8%

Non-U.S. Depository Institutions – 22.6%

Australia and New Zealand Bank, 0.19%, 6/22/12	31,690	31,690
0.23%, 7/23/12	11,960	11,960
0.33%, 10/23/12	44,000	44,000

Bank of Nova Scotia, Houston, 0.33%, 6/1/12, FRCD	100,000	100,000

Bank Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.37%, 7/5/12	70,565	70,565
0.37%, 7/13/12	37,745	37,745

Barclays Bank PLC, New York Branch, 0.28%, 7/23/12	50,000	50,000

Commonwealth Bank of Australia, London, 0.20%, 7/23/12	62,000	62,000
0.20%, 8/1/12	105,000	105,000

Credit Suisse, New York, 0.32%, 6/22/12	155,000	155,000

Den Norske Bank ASA, London Branch, 0.28%, 6/27/12	55,975	55,975

Den Norske Bank ASA, New York, 0.28%, 6/22/12	56,165	56,165

Deutsche Bank A.G., 0.43%, 7/2/12	59,015	59,015

Deutsche Bank A.G., New York Branch, 0.42%, 6/25/12	108,700	108,700
0.43%, 7/9/12	10,855	10,855

Mitsubishi Trust & Banking Group, 0.38%, 7/5/12	38,445	38,445

National Australia Bank, 0.40%, 8/21/12	42,570	42,570
0.39%, 9/4/12	63,040	63,041
0.38%, 9/17/12	103,850	103,850
0.34%, 10/25/12	42,000	42,000

National Australia Bank, London, 0.34%, 10/23/12	31,000	31,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 23.8% – continued

Non-U.S. Depository Institutions – 22.6% – continued

Oversea-Chinese Banking Corp., 0.26%, 7/13/12	$21,570	$21,570

Rabobank Nederland N.V., 0.31%, 6/22/12	65,000	65,000
0.28%, 6/27/12	134,475	134,475

Rabobank Nederland N.V., New York Branch, 0.28%, 7/2/12	77,650	77,650

Skandinaviska Enskildabanken AB, New York, 0.52%, 6/28/12	55,975	55,975
0.52%, 6/29/12	56,560	56,560

Societe Generale, New York, 0.50%, 6/1/12	49,000	49,000

Sumitomo Mitsui Banking Corp., New York, 0.35%, 8/3/12	64,000	64,000

Svenska Handelsbanken, New York, 0.27%, 6/25/12	67,045	67,045
0.24%, 8/3/12	35,000	35,000

Toronto Dominion Bank, New York, 0.28%, 11/6/12	23,125	23,125

Westpac Banking Corp., New York, 0.29%, 6/1/12, FRCD	57,000	57,000
0.26%, 6/21/12, FRCD	72,000	72,000
		2,057,976

U.S. Depository Institutions – 1.2%
Chase Bank USA N.A., 0.18%, 6/26/12	112,000	112,000
Total Certificates of Deposit
(Cost $2,169,976)		2,169,976

COMMERCIAL PAPER – 9.4%

Diversified Manufacturing – 0.6%
General Electric Co., 0.21%, 6/28/12	52,075	52,067

Foreign Agency and Regional Governments – 2.3%

Caisse Damortissement De La Dette, 0.49%, 6/4/12	30,000	30,000

Caisse Des Depots Et Consignations, 0.45%, 7/11/12	44,485	44,463

KFW, 0.23%, 6/18/12	17,860	17,858
0.23%, 7/10/12	12,590	12,587
0.25%, 7/20/12	63,000	62,978

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.4% – continued

Foreign Agency and Regional Governments – 2.3% – continued
0.24%, 8/17/12	$8,000	$7,996
0.24%, 8/22/12	19,835	19,824
0.24%, 8/23/12	14,700	14,692
		210,398

Multi-Seller Conduits – 3.7%

Alpine Securitization, 0.20%, 6/4/12	100,000	99,998
0.20%, 6/5/12	25,000	24,999

Gotham Funding, 0.20%, 6/4/12	28,000	28,000
0.21%, 6/4/12	50,000	49,999

Kells Funding LLC, 0.46%, 6/18/12	10,915	10,913
0.28%, 6/19/12	6,340	6,339
0.47%, 7/26/12	51,000	50,964
0.48%, 8/2/12	28,000	27,977
0.44%, 8/27/12	29,000	28,969
0.46%, 9/5/12	12,000	11,986
		340,144

Non-U.S. Depository Institutions – 1.5%

Australia and New Zealand Bank, 0.34%, 9/4/12	31,925	31,896

Commonwealth Bank of Australia, 0.34%, 9/6/12	15,965	15,950

ING U.S. Funding LLC, 0.38%, 7/9/12	64,690	64,665
Oversea-Chinese Banking Corp., 0.31%, 6/14/12	21,180	21,178
		133,689

Pharmaceuticals – 0.7%
Sanofi-Aventis S.A., 0.20%, 6/29/12	62,310	62,300

Supranational – 0.6%
European Investment Bank, 0.40%, 10/1/12	56,075	55,999
Total Commercial Paper
(Cost $854,597)		854,597

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.2%

Diversified Financial Service – 0.4%
General Electric Capital Corp., Government Gtd., 2.00%, 9/28/12	$39,422	$39,655

Foreign Agencies – 0.7%

Kommunalbanken AS 0.33%, 6/1/12, FRN (1)(2)	45,000	45,000
Kommunalbanken AS, 0.33%, 6/1/12, FRN	21,000	21,000
		66,000

Foreign Agency and Regional Governments – 2.2%

Bank of Nederlandse Gemeenten, 0.62%, 8/25/12, FRN (1)(2)	50,000	50,000

Export Development Canada, 0.31%, 6/1/12, FRN (1)(2)	40,000	40,000
0.42%, 2/5/13 (2)	61,075	61,075
0.30%, 2/28/13 (1)(2)	10,000	10,000

Network Rail Infrastructure Finance PLC, Government Gtd., 0.55%, 8/8/12, FRN (2)	16,500	16,500
0.52%, 10/12/12(2)	20,000	20,000
		197,575

Non-U.S. Depository Institutions – 0.1%
Australia and New Zealand Bank, 0.67%, 7/7/12, FRN (1)(2)	8,725	8,728

Retailers – 0.7%

Wal-Mart Stores, 5.23%, 6/1/12, FRN	50,000	52,591
7.25%, 6/1/13	10,000	10,680
		63,271

Supranational – 1.1%
International Bank for Reconstruction & Development, 0.31%, 6/1/12, FRN	100,000	100,000
Total Corporate Notes/Bonds
(Cost $475,229)		475,229

EURODOLLAR TIME DEPOSITS – 13.7%

Non-U.S. Depository Institutions – 13.7%

Australia and New Zealand Bank, 0.23%, 6/5/12	35,000	35,000

Credit Agricole S.A., Paris Branch, 0.21%, 6/1/12	430,000	430,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 13.7% – continued

Non-U.S. Depository Institutions – 13.7% – continued

HSBC Holdings PLC, Paris Branch, 0.20%, 6/1/12	$175,000	$175,000

Royal Bank of Scotland PLC, London, 0.18%, 6/1/12	187,430	187,430

Societe Generale, Paris Branch, 0.21%, 6/1/12	330,000	330,000
Svenska Handelsbanken, Cayman Islands, 0.17%, 6/1/12	94,104	94,104
		1,251,534
Total Eurodollar Time Deposits
(Cost $1,251,534)		1,251,534

U.S. GOVERNMENT AGENCIES – 19.8%(3)

Federal Farm Credit Bank – 4.1%

FFCB FRN, 0.38%, 6/1/12	15,000	14,998
0.13%, 6/10/12	50,000	49,994
0.26%, 6/12/12	75,000	75,051
0.23%, 6/19/12	30,000	30,018
0.18%, 6/20/12	50,000	49,980
0.23%, 6/20/12	12,000	12,006
0.13%, 6/23/12	50,000	49,996
0.14%, 6/26/12	32,000	31,996
0.29%, 6/26/12	7,120	7,129
0.10%, 6/27/12	55,000	54,996
		376,164

Federal Home Loan Bank – 7.8%

FHLB Bonds, 0.16%, 8/17/12	40,000	40,003
0.35%, 10/3/12	5,250	5,250
1.63%, 11/21/12	45,180	45,479
0.30%, 12/7/12	20,000	20,000
0.30%, 12/11/12	20,000	20,000
0.17%, 2/11/13	24,565	24,561
0.25%, 2/28/13	25,000	25,000
0.30%, 3/27/13	25,000	25,000
0.24%, 6/14/13	23,000	22,997

FHLB Discount Notes, 0.13%, 8/22/12	70,000	69,979
0.12%, 8/31/12	43,000	42,987

FHLB FRN, 0.32%, 6/1/12	30,000	30,000
0.33%, 6/1/12	45,000	45,000
0.34%, 6/1/12	75,000	75,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.8%(3) – continued

Federal Home Loan Bank – 7.8% – continued
0.00%, 6/4/12	$65,000	$64,983
0.00%, 6/6/12	40,000	39,989
0.20%, 6/25/12	35,000	35,000
0.19%, 6/26/12	22,190	22,200
0.20%, 6/27/12	52,000	52,000
0.25%, 8/14/12	10,000	10,000
		715,428

Federal Home Loan Mortgage Corporation – 6.5%

FHLMC Discount Notes, 0.09%, 9/12/12	40,000	39,990
0.13%, 10/10/12	70,000	69,967

FHLMC FRN, 0.30%, 6/1/12	15,000	15,003
0.33%, 6/1/12	30,000	29,992
0.18%, 6/2/12	32,620	32,628
0.19%, 6/3/12	50,000	49,985
0.19%, 6/6/12	37,000	37,005
0.18%, 6/13/12	67,000	67,000
0.19%, 6/17/12	163,960	163,998
0.20%, 6/21/12	82,600	82,600
		588,168

Federal National Mortgage Association – 1.4%

FNMA Discount Note, 0.06%, 6/25/12	30,000	29,999

FNMA FRN, 0.40%, 6/1/12	15,000	14,996
0.21%, 6/8/12	33,800	33,811
0.23%, 6/12/12	20,000	19,993
0.27%, 6/18/12	26,870	26,889
0.26%, 6/23/12	940	940
		126,628
Total U.S. Government Agencies
(Cost $1,806,388)		1,806,388

U.S. GOVERNMENT OBLIGATIONS – 12.7%

U.S. Treasury Bills – 2.4%
0.06%, 7/12/12	30,000	29,998
0.14%, 8/16/12	2,080	2,079
0.09%, 8/23/12	55,000	54,989
0.15%, 9/20/12	40,000	39,982
0.15%, 11/15/12	27,000	26,981
0.20%, 3/7/13	60,000	59,909
		213,938

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 12.7% – continued

U.S. Treasury Notes – 10.3%
1.88%, 6/15/12	$90,500	$90,561
0.63%, 6/30/12	60,000	60,026
1.50%, 7/15/12	41,000	41,068
0.63%, 7/31/12	60,000	60,048
4.63%, 7/31/12	198,410	199,869
1.75%, 8/15/12	104,700	105,041
4.13%, 8/31/12	72,500	73,216
1.38%, 9/15/12	60,000	60,220
3.88%, 10/31/12	50,000	50,770
1.38%, 1/15/13	86,090	86,732
0.63%, 2/28/13	57,860	58,052
1.75%, 4/15/13	55,000	55,718
		941,321
Total U.S. Government Obligations
(Cost $1,155,259)		1,155,259

MUNICIPAL INVESTMENTS – 0.1%

Minnesota – 0.1%

Minnesota State Office of Higher Education Taxable Revenue Variable Rate Demand Bonds, Student, Series 2008-A, (U.S. Bank N.A. LOC), 0.18%, 6/8/12	12,600	12,600
Total Municipal Investments
(Cost $12,600)		12,600

Investments, at Amortized Cost
($7,784,670)		7,784,670

REPURCHASE AGREEMENTS – 14.4%

Joint Repurchase Agreements – 2.1% (4)

Bank of America Securities LLC, dated 5/31/12, repurchase price $41,817 0.12%, 6/1/12	41,816	41,816

Morgan Stanley & Co., Inc., dated 5/31/12, repurchase price $41,817 0.19%, 6/1/12	41,817	41,817

Societe Generale, New York Branch, dated 5/31/12, repurchase price $41,817 0.19%, 6/1/12	41,816	41,816
UBS Securities LLC, dated 5/31/12, repurchase price $62,725 0.18%, 6/1/12	62,725	62,725
		188,174

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 14.4% – continued

Repurchase Agreements – 12.3% (5)

Bank of America N.A., dated 5/31/12, repurchase price $375,002 0.21%, 6/1/12	$375,000	$375,000

Barclays Capital, Inc., dated 5/31/12, repurchase price $50,002 0.19%, 6/7/12	50,000	50,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $24,577 0.21%, 6/1/12	24,577	24,577

Deutsche Bank Securities, dated 5/31/12, repurchase price $150,011 0.18%, 6/15/12	150,000	150,000

Merrill Lynch, dated 5/31/12, repurchase price $200,001 0.21%, 6/1/12	200,000	200,000
Societe Generale, New York Branch, dated 5/31/12, repurchase price $325,002 0.21%, 6/1/12	325,000	325,000
		1,124,577
Total Repurchase Agreements
(Cost $1,312,751)		1,312,751

Total Investments – 99.7%
(Cost $9,097,421) (6)		9,097,421
Other Assets less Liabilities – 0.3%		30,801
NET ASSETS – 100.0%		$9,128,222

(1)	Restricted security has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $153,728,000 or 1.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia and New Zealand Bank, 0.67%, 7/7/12	3/8/12	$8,735
Bank of Nederlandse Gemeenten, 0.62%, 8/25/12	8/18/11	50,000
Export Development Canada, 0.31%, 6/1/12	5/15/12	40,000
Export Development Canada, 0.30%, 2/28/13	2/21/12	10,000
Kommunalbanken AS 0.33%, 6/1/12	5/7/12	45,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 45,069	3.63% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$147,224	0.13% – 2.75%	7/15/14 – 7/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$679,097	2.57% – 6.50%	4/1/20 – 5/1/42
FHLMC	$ 67,653	2.99% – 3.00%	2/1/27 – 5/1/35
GNMA	$411,564	3.50% – 5.50%	9/20/39 – 7/20/40

(6)	The cost for federal income tax purposes was $9,097,421.

Percentages shown are based on Net Assets.

At May 31, 2012, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	33.1%
2 - 15 Days	11.5
16 - 30 Days	20.1
31 - 60 Days	8.3
61 - 97 Days	13.6
98 - 180 Days	8.1
181 - 270 Days	2.3
271+ Days	3.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio	$–	$9,097,421	(1)(2)	$–	$9,097,421

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Diversified Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.3%

U.S. Treasury Bills – 19.1%
0.08%, 6/7/12	$40,000	$39,999
0.08%, 6/14/12	100,000	99,997
0.05%, 7/5/12	14,300	14,299
0.06%, 7/5/12	15,500	15,499
0.07%, 7/5/12	229,800	229,785
0.08%, 7/12/12	433	433
0.08%, 8/2/12	251,995	251,960
0.10%, 8/23/12	4,655	4,654
0.14%, 8/30/12	100,000	99,964
0.13%, 9/6/12	15,000	14,995
0.09%, 10/18/12	89,645	89,614
0.13%, 10/25/12	100,000	99,948
0.15%, 11/1/12	200,000	199,872
0.15%, 11/15/12	118,000	117,920
0.15%, 11/23/12	42,000	41,969
0.15%, 1/10/13	50,000	49,953
0.16%, 2/7/13	10,000	9,989
0.19%, 5/30/13	35,000	34,933
		1,415,783

U.S. Treasury Notes – 16.2%
1.88%, 6/15/12	100,000	100,068
0.63%, 7/31/12	63,000	63,054
0.38%, 8/31/12	50,000	50,030
4.13%, 8/31/12	66,875	67,539
1.38%, 9/15/12	69,025	69,274
1.38%, 10/15/12	11,000	11,052
3.88%, 10/31/12	203,600	206,735
4.00%, 11/15/12	100,000	101,748
0.50%, 11/30/12	7,100	7,114
3.38%, 11/30/12	19,200	19,508
1.13%, 12/15/12	25,000	25,130
0.63%, 12/31/12	100,000	100,272
1.38%, 1/15/13	34,000	34,253
0.63%, 1/31/13	56,445	56,627
1.38%, 2/15/13	150,000	151,209
0.63%, 2/28/13	20,680	20,748
2.75%, 2/28/13	9,000	9,173

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.3% – continued

U.S. Treasury Notes – 16.2% – continued
1.38%, 3/15/13	$102,420	$103,363
1.75%, 4/15/13	10,000	10,130
		1,207,027
Total U.S. Government Obligations
(Cost $2,622,810)		2,622,810

Investments, at Amortized Cost
($2,622,810)		2,622,810

REPURCHASE AGREEMENTS – 63.9%

Joint Repurchase Agreements – 1.4% (1)

Bank of America Securities LLC, dated 5/31/12, repurchase price $23,687 0.12%, 6/1/12	23,687	23,687

Morgan Stanley & Co., Inc., dated 5/31/12, repurchase price $23,688 0.19%, 6/1/12	23,688	23,688

Societe Generale, New York Branch, dated 5/31/12, repurchase price $23,688 0.19%, 6/1/12	23,688	23,688

UBS Securities LLC, dated 5/31/12, repurchase price $35,532 0.18%, 6/1/12	35,531	35,531
		106,594

Repurchase Agreements – 62.5% (2)

Barclays Capital, Inc., dated 5/31/12, repurchase price $377,153 0.18%, 6/1/12	377,151	377,151

BNP Paribas Securities Corp., dated 5/31/12, repurchase price $575,003 0.19%, 6/1/12	575,000	575,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $170,001 0.18%, 6/1/12	170,000	170,000

Credit Suisse Securities, dated 5/31/12, repurchase price $735,004 0.18%, 6/1/12	735,000	735,000

Deutsche Bank Securities, dated 5/31/12, repurchase price $725,004 0.20%, 6/1/12	725,000	725,000

Merrill Lynch, dated 5/31/12, repurchase price $710,004 0.19%, 6/1/12	710,000	710,000

RBS Securities, Inc., dated 5/31/12, repurchase price $110,001 0.18%, 6/1/12	110,000	110,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 63.9% – continued

Repurchase Agreements – 62.5% (2) – continued

Societe Generale, New York Branch, dated 5/31/12, repurchase price $670,004 0.19%, 6/1/12	$670,000	$670,000

UBS Securities LLC, dated 5/31/12, repurchase price $575,003 0.19%, 6/1/12	575,000	575,000
		4,647,151
Total Repurchase Agreements
(Cost $4,753,745)		4,753,745

Total Investments – 99.2%
(Cost $7,376,555) (3)		7,376,555
Other Assets less Liabilities – 0.8%		62,962
NET ASSETS – 100.0%		$7,439,517

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$25,530	3.63% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$83,397	0.13% – 2.75%	7/15/14 – 7/15/21

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bill	$112,205	0.00%	5/30/13
U.S. Treasury Bonds	$585,794	3.13% – 6.13%	11/15/27 – 2/15/42
U.S. Treasury Notes	$4,042,105	0.13% – 4.50%	5/15/13 – 8/15/21

(3)	The cost for federal income tax purposes was $7,376,555.

Percentages shown are based on Net Assets.

At May 31, 2012, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	64.4%
2 - 15 Days	3.3
31 - 60 Days	3.5
61 - 97 Days	7.3
98 - 180 Days	12.9
181 - 270 Days	6.2
271+ Days	2.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio	$–	$7,376,555	(1)	$–	$7,376,555

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0%

Alabama – 0.9%

Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, Series 2006-0109, (U.S. Bank N.A. LOC), 0.18%, 6/1/12	$8,000	$8,000

Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC Insured), 0.18%, 6/8/12	5,200	5,200
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series, 0.20%, 6/1/12	2,000	2,000
		15,200

Alaska – 2.8%

Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.18%, 6/8/12	24,795	24,795

Valdez Alaska Marine Terminal Revenue Refunding Bonds, Exxon Pipeline Co. Project, Series C, 0.15%, 6/1/12	13,125	13,125
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.17%, 6/8/12	10,000	10,000
		47,920

Arizona – 0.1%
Salt River Project Agricultural Improvement & Power District Electric Revenue VRDB, Series A, Citigroup Eagle, 0.18%, 6/8/12 (1)	2,300	2,300

California – 5.2%

California Health Facilities Financing Authority Revenue VRDB, Adventist Health System West, Series B, (U.S. Bank N.A. LOC), 0.16%, 6/1/12	10,565	10,565

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.16%, 6/8/12	5,780	5,780

California State G.O. VRDB, (Citibank N.A. LOC), 0.19%, 6/8/12	3,100	3,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

California – 5.2% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments, (FHLB of San Francisco LOC), 0.17%, 6/8/12	$5,290	$5,290

California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.15%, 6/8/12	5,400	5,400

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.16%, 6/8/12	7,400	7,400

Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.16%, 6/8/12	4,900	4,900

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.17%, 6/8/12	10,000	10,000

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.20%, 6/8/12	3,500	3,500

Sacramento California Municipal Utility District Revenue VRDB, Subseries M (U.S. Bank N.A. LOC), 0.15%, 6/8/12	1,600	1,600

Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 6/8/12	5,000	5,000
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	27,725	27,725
		90,260

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Colorado – 3.1%

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	$6,540	$6,540

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	4,655	4,655

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace, (U.S. Bank N.A. LOC), 0.15%, 6/8/12	4,395	4,395

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.17%, 6/8/12	2,170	2,170

Colorado State Education Loan Program TRANS, Series A, 2.00%, 6/29/12	14,000	14,020

Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	12,775	12,775

Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Stapleton, Series A-2, (U.S. Bank N.A. LOC), 0.19%, 6/8/12	8,700	8,700
		53,255

Connecticut – 0.2%

Connecticut State Health & Educational Facility Authority Revenue VRDB, CIL Community Resources, Series A (HSBC Bank USA N.A. LOC), 0.15%, 6/8/12	3,500	3,500

District of Columbia – 1.5%

District of Columbia Revenue Bonds, Tranche 3, Series A (PNC Bancorp, Inc. LOC), 0.17%, 6/8/12	18,900	18,900

District of Columbia Revenue VRDB, American Legacy Foundation, 0.17%, 6/8/12	6,000	6,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

District of Columbia – 1.5% – continued

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.19%, 6/8/12	$1,200	$1,200
		26,100

Florida – 7.1%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.18%, 6/8/12	1,000	1,000

Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	8,500	8,500

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Banknorth, Inc. LOC), 0.13%, 6/1/12	4,730	4,730

Jacksonville Electric Authority Electric System Revenue VRDB, Subseries D 0.17%, 6/1/12	11,000	11,000

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2 0.17%, 6/8/12	11,510	11,510

JEA Electric System Revenue VRDB, Series Three-B-3 0.17%, 6/8/12	13,700	13,700

Orange County Florida Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional, (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12	4,500	4,500

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	45,000	45,000

Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.14%, 6/8/12	22,790	22,790
		122,730

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Georgia – 1.6%

Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project, (Bank of Scotland PLC LOC), 0.19%, 6/8/12	$155	$155

Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, (U.S. Bank N.A. LOC), 0.15%, 6/8/12	11,200	11,200

Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, 0.18%, 6/8/12	10,600	10,600

Roswell Housing Authority Revenue Refunding VRDB, Chambrel at Roswell Project, (FNMA Gtd.), 0.18%, 6/8/12	4,800	4,800
		26,755

Idaho – 0.3%

Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	1,350	1,350

Idaho State G.O. TANS, 2.00%, 6/29/12	4,300	4,306
		5,656

Illinois – 4.3%

Arlington Heights Illinois Multifamily Housing Revenue Refunding VRDB, Dunton Tower Apartments Project, (Bank of Montreal LOC), 0.18%, 6/8/12	5,385	5,385

Chicago Illinois G.O. Refunding VRDB, Series D-1 (Bank of Montreal LOC), 0.18%, 6/1/12	2,500	2,500

DuPage County Illinois Revenue VRDB, Benedictine University Building Project, (U.S. Bancorp LOC), 0.14%, 6/8/12	6,440	6,440

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Illinois – 4.3% – continued

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp, Inc. LOC), 0.22%, 6/8/12	$7,880	$7,880

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	8,000	8,000

Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.17%, 6/8/12	7,265	7,265

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp, Inc. LOC), 0.19%, 6/8/12	5,500	5,500

Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place, (Bank of America N.A. LOC), 0.24%, 6/8/12	1,180	1,180

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1A, (Citibank N.A. LOC), 0.19%, 6/8/12	24,000	24,000

Kane County Illinois Revenue VRDB, Series 1993, Glenwood School for Boys, (Harris Bankcorp, Inc. LOC), 0.17%, 6/8/12	5,100	5,100

Peoria Illinois IDR VRDB, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.29%, 6/8/12	335	335
		73,585

Indiana – 1.1%

Indiana Finance Authority Hospital Revenue VRDB, Community Foundation of Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.17%, 6/8/12	6,000	6,000

Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B, (PNC Bancorp, Inc. LOC), 0.17%, 6/8/12	8,260	8,260

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Indiana – 1.1% – continued

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.15%, 6/8/12	$4,500	$4,500
		18,760

Iowa – 2.1%

Des Moines Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park, (FHLB of Des Moines LOC), 0.20%, 6/8/12	2,300	2,300

Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,310	2,310

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	8,000	8,000

Iowa Finance Authority Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC), 0.23%, 6/1/12	3,410	3,410

Iowa Higher Education Loan Authority Revenue VRDB, Private College Facility Loras College Project, (Bank of America N.A. LOC), 0.20%, 6/1/12	20,450	20,450
		36,470

Kansas – 0.1%

Kansas State Development Finance Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	2,395	2,395

Kentucky – 2.8%

Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking and Trust Co. LOC), 0.17%, 6/8/12	20,000	20,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Kentucky – 2.8% – continued

Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-1 (JPMorgan Chase Bank N.A. LOC), 0.20%, 6/1/12	$18,785	$18,785

Kentucky Rural Water Finance Corp. Revenue Construction Notes, Series D-2011-1 1.25%, 11/1/12	5,000	5,015

Morehead Kentucky League of Cities Revenue VRDB, Series 2004-A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.20%, 6/8/12	355	355

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.20%, 6/8/12	5,020	5,020
		49,175

Maryland – 6.6%

Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA Insured), 0.18%, 6/8/12	8,194	8,194

Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC Insured), 0.19%, 6/8/12	3,100	3,100

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare, (Bank of America N.A. LOC), 0.16%, 6/8/12	76,900	76,900

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems, (Bank of Montreal LOC), 0.16%, 6/8/12	7,500	7,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Maryland – 6.6% – continued

Montgomery County Maryland Development Opportunities Commission Multifamily Housing Revenue VRDB, Series 2011 A, (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	$8,200	$8,200

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.18%, 6/8/12	5,755	5,755

Montgomery County Maryland Housing Opportunities Commission Multifamily Housing Revenue VRDB, Series C, (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	4,600	4,600
		114,249

Massachusetts – 0.9%

Massachusetts Health & Educational Facilities Authority Revenue VRDB, Capital Asset Program, Series S, (Bank of America N.A. LOC), 0.28%, 6/1/12	4,000	4,000

Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (M&T Bank Corp. LOC), 0.14%, 6/8/12	2,000	2,000

Massachusetts State Development Finance Agency Revenue VRDB, Edgewood Retirement Community, (Bank of America N.A. LOC), 0.19%, 6/8/12	4,565	4,565

Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.15%, 6/8/12	5,000	5,000
		15,565

Michigan – 3.0%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	325	325

Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	9,445	9,445

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Michigan – 3.0% – continued

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/12	$6,400	$6,400

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project, (Comerica LOC), 0.19%, 6/8/12(1)	7,000	7,000

Michigan State University Revenue VRDB, 0.17%, 6/8/12	6,000	6,000

University of Michigan Revenue VRDB, Hospital, Series A 0.17%, 6/1/12	23,000	23,000
		52,170

Minnesota – 0.9%

Mankato Minnesota Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project, (Bank of America N.A. LOC), 0.26%, 6/1/12	7,400	7,400

Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.25%, 3/1/13	300	302

Minnesota School District Capital Equipment Borrowing Program, Series B, Tax & Aid Anticipation COPS, 2.00%, 9/9/12	7,555	7,591

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.17%, 6/8/12	300	300
		15,593

Mississippi – 1.5%

Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.16%, 6/8/12	12,000	12,000

Mississippi Business Finance Corp. Revenue VRDB, Chevron USA, Inc., Series H (Chevron Corp. Gtd.), 0.16%, 6/1/12	7,230	7,230

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Mississippi – 1.5% – continued

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.16%, 6/8/12	$7,400	$7,400
		26,630

Missouri – 1.4%

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.26%, 6/1/12	3,990	3,990

Missouri State Health & Educational Facilities Authority Revenue VRDB, Bethesda Health Group, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,000	2,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series A 0.15%, 6/1/12	14,995	14,995

Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,000	2,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.15%, 6/8/12	1,300	1,300
		24,285

New Hampshire – 1.0%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter, (Bank of America N.A. LOC), 0.19%, 6/8/12	7,025	7,025

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (FHLB of Boston LOC), 0.19%, 6/8/12	2,155	2,155

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	7,850	7,850
		17,030

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

New Jersey – 1.7%

BB&T Municipal Trust, Series 2047, (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12 (1)	$310	$310

New Jersey EDA Revenue VRDB, Morris Museum Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/8/12	5,670	5,670

New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project, (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	505	505

New Jersey Health Care Facilities Financing Authority Revenue VRDB, Virtua Health, Series D (TD Banknorth, Inc. LOC), 0.13%, 6/8/12	23,350	23,350
		29,835

New York – 12.9%

Nassau Health Care Corp. Revenue VRDB, Series B1, (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	3,000	3,000

New York City New York G.O. VRDB, Subseries G-4 0.15%, 6/8/12	15,000	15,000

New York City New York G.O., Subseries D-3 (Bank of New York Mellon LOC), 0.16%, 6/1/12	14,385	14,385

New York City New York G.O., Subseries G-4 (PNC Bancorp, Inc. LOC), 0.16%, 6/1/12	30,000	30,000

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B, (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	6,050	6,050

New York City New York Municipal Water Finance Authority Revenue Bonds, Water and Sewer System, Second Generation, Series DD-1 0.17%, 6/1/12	14,825	14,825

New York City New York Municipal Water Finance Authority Revenue Bonds, Water and Sewer System, Subseries A-1 0.16%, 6/1/12	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

New York – 12.9% – continued

New York City Transitional Finance Authority Revenue Refunding VRDB, Future Tax Secured, Series 2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.25%, 6/1/12	$53,100	$53,100

New York State Dormitory Authority Revenue VRDB, Non State Supported Debt, Royal, Series A (FNMA LOC), 0.15%, 6/8/12	10,900	10,900

New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured), 0.19%, 6/8/12	10,000	10,000

New York State Housing Finance Agency Revenue VRDB, Housing 160 West 62nd Street, Series A1 (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/12	21,440	21,440

New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2 (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	13,500	13,500

New York State Thruway Authority Revenue BANS, Series A, 2.00%, 7/12/12	10,000	10,018

Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.15%, 6/8/12	5,775	5,775
		222,993

North Carolina – 2.3%

BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, (Branch Banking and Trust Co. LOC), 0.27%, 6/8/12 (1)	5,870	5,870

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	4,890	4,890

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging, (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12	11,970	11,970

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

North Carolina – 2.3% – continued

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wachovia Bank N.A. LOC), 0.18%, 6/8/12	$9,400	$9,400

North Carolina Medical Care Commission Health Facilities Revenue Refunding VRDB, Wake Forest University, Series A, (Branch Banking and Trust Co. LOC), 0.16%, 6/8/12	7,500	7,500

University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A, 0.18%, 6/8/12 (1)	800	800
		40,430

North Dakota – 0.4%

North Dakota Rural Water Finance Corp. Public Projects Construction Notes, Series A-5, 1.00%, 8/1/12	7,250	7,258

Ohio – 1.9%

Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.18%, 6/8/12	2,000	2,000

Cuyahoga County Ohio Housing Revenue Bonds, Garden Valley Housing Partnership, 0.90%, 9/1/12	1,000	1,000

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B (PNC Bancorp, Inc. LOC), 0.19%, 6/8/12	1,760	1,760

Medina County Ohio Health Care Facilities Revenue VRDB, Series A, Southwest General Health Center, (PNC Bancorp, Inc. LOC), 0.18%, 6/8/12	7,605	7,605

Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A (UBS A.G. LOC), 0.23%, 6/8/12	10,000	10,000

Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB, (M&T Bank Corp. LOC), 0.20%, 6/8/12	3,700	3,700

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Ohio – 1.9% – continued

Washington County Ohio Hospital Revenue VRDB, Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	$6,790	$6,790
		32,855

Oregon – 1.1%

Oregon Health & Science University Revenue VRDB, Series B-2 (Union Bank N.A. LOC), 0.16%, 6/8/12	6,525	6,525

Oregon State G.O. TANS, 2.00%, 6/29/12	10,000	10,013

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A, (Key Bank N.A. LOC), 0.19%, 6/8/12	3,000	3,000
		19,538

Pennsylvania – 4.4%

BB&T Municipal Trust Revenue Bonds, Series 228 (Branch Banking and Trust Co. LOC), 0.23%, 6/8/12 (1)	4,970	4,970

Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.25%, 6/8/12	10,800	10,800

Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Banknorth, Inc. LOC), 0.14%, 6/8/12	16,190	16,190

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.16%, 6/8/12	6,600	6,600

Lehigh County Pennsylvania General Purpose Authority Revenue Refunding VRDB, Series B, Phoebe Devitt Homes, (RBS Citizens N.A. LOC), 0.21%, 6/8/12	2,440	2,440

Montgomery County Pennsylvania IDA Revenue VRDB, Acts Retirement Life Community, (TD Banknorth, Inc. LOC), 0.13%, 6/1/12	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Pennsylvania – 4.4% – continued

Philadelphia Authority for IDR Refunding VRDB, Series B-2 (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	$20,000	$20,000

Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays PLC LOC), 0.18%, 6/8/12	10,000	10,000

Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Banknorth, Inc. LOC), 0.19%, 6/8/12	2,700	2,700
		75,700

South Carolina – 0.4%

Piedmont Municipal Power Agency Electric Revenue Refunding VRDB, Series C, (TD Banknorth, Inc. LOC), 0.14%, 6/8/12	6,000	6,000

Tennessee – 2.6%

Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	9,865	9,865

IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	4,115	4,115

Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project, (FHLB of Atlanta LOC), 0.21%, 6/8/12	13,680	13,680

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.18%, 6/8/12	7,450	7,450

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Tennessee – 2.6% – continued

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA Insured), 0.17%, 6/8/12	$9,445	$9,445
		44,555

Texas – 11.9%

Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas PSF Gtd.), 0.20%, 6/8/12 (1)	8,510	8,510

Crawford Education Facilities Corp. Revenue VRDB, Series B, Hyde Park Baptist School Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	1,870	1,870

Dallas Waterworks & Sewer Municipal CP, (Bank of America N.A. LOC), 0.32%, 6/8/12	15,000	15,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1 0.18%, 6/1/12	3,200	3,200

Harris County Texas Revenue Refunding Bonds, Toll Road, Senior Lien, Series A, 2.00%, 8/15/12	10,000	10,160

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse, (Texas PSF Gtd.), 0.20%, 6/8/12	11,000	11,000

Houston Texas G.O. TRANS, 1.75%, 6/29/12	10,000	10,012

Katy Texas Independent School District G.O. VRDB, Cash Building, Series C, (Texas PSF Gtd.), 0.29%, 6/8/12	7,800	7,800

Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility, (Bank of America N.A. LOC), 0.21%, 6/8/12	6,105	6,105

Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A, (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/12	8,200	8,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Texas – 11.9% – continued

Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Series C, Motiva Enterprises, 0.18%, 6/1/12	$22,700	$22,700

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.33%, 6/8/12	6,400	6,400

State of Texas G.O. VRDB, Veterans, Series C, 0.15%, 6/8/12	34,000	34,000

Texas State TRANS, Series A, 2.50%, 8/30/12	61,000	61,334
		206,291

Utah – 0.8%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Florentine Villas, (FHLMC LOC), 0.18%, 6/8/12	6,100	6,100

Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I, 0.16%, 6/8/12	4,600	4,600

Utah Water Finance Agency Revenue VRDB, Series B-1, 0.18%, 6/8/12 (1)	3,900	3,900
		14,600

Virginia – 0.7%

Smyth County Virginia IDA Hospital Revenue VRDB, Mountain States Health, Series D (Mizuho Corporate Bank Ltd. LOC), 0.17%, 6/8/12	12,675	12,675

Washington – 0.9%

Washington State Health Care Facilities Authority Revenue VRDB, Series A, Multicare Health Systems, (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/12	1,100	1,100

Washington State Health Care Facilities Authority Revenue VRDB, Series B, Swedish Health Services, (Citibank N.A. LOC), 0.21%, 6/8/12	2,600	2,600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Washington – 0.9% – continued

Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/12	$1,890	$1,890

Washington State Housing Finance Commission Non profit Revenue Refunding VRDB, Hearthstone Project, (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	10,185	10,185
		15,775

Wisconsin – 4.1%

City of Milwaukee Wisconsin IDR VRDB, Goodwill Industries, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	300	300

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/12	500	500

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Watertown Memorial Hospital Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	2,640	2,640

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	2,185	2,185

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	7,930	7,930

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Fort Healthcare, Inc., Series A, (JPMorgan Chase Bank N.A. LOC), 0.24%, 6/1/12	8,100	8,100

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	4,900	4,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.0% – continued

Wisconsin – 4.1% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Mercy Alliance, Inc., (U.S. Bank N.A. LOC), 0.14%, 6/8/12	$7,100	$7,100

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series B (U.S. Bank N.A. LOC), 0.21%, 6/1/12	1,000	1,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series C, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,000	2,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	4,600	4,600

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College, (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	7,875	7,875

Wisconsin State Revenue Notes, 2.00%, 6/15/12	22,500	22,515
		71,645

Municipal States Pooled Securities – 0.4%

BB&T Municipal Trust Various States Revenue VRDB, Series 1007, (Branch Banking and Trust Co. LOC), 0.29%, 6/8/12 (1)	6,600	6,600
Total Municipal Investments
(Cost $1,646,333)		1,646,333

Total Investments – 95.0%
(Cost $1,646,333) (2)		1,646,333

Other Assets less Liabilities – 5.0%		86,919
NET ASSETS – 100.0%		$1,733,252

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

(2)	The cost for federal income tax purposes was $1,646,333.

Percentages shown are based on Net Assets

At May 31, 2012, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	10.5%
Educational Services	13.7
Electrical Services, Gas and Combined Utilities	8.9
Executive, Legislative and General Government	22.7
General Medical & Surgical Hospitals, Nursing and Personal Care	13.2
Health Services and Residential Care	13.8
Urban and Community Development, Housing Programs and Social Services	11.0
All other sectors less than 5%	6.2

Total	100.0%

At May 31, 2012, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	21.1%
2 – 15 Days	70.4
16 – 30 Days	2.3
31 – 60 Days	0.6
61 – 97 Days	4.8
98 – 180 Days	0.8

Total	100%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio	$–	$1,646,333 (1)	$–	$1,646,333

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO (A)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.0% (1)

Federal Farm Credit Bank – 4.7%

FFCB Bond, 0.18%, 1/2/13	$17,000	$16,998

FFCB Discount Notes, 0.09%, 6/25/12	11,600	11,599
0.06%, 7/26/12	23,000	22,998
0.17%, 1/9/13	4,100	4,096
0.15%, 1/22/13	12,200	12,188
0.22%, 3/19/13	8,100	8,086
0.21%, 4/9/13	6,300	6,289

FFCB FRN, 0.21%, 6/1/12	25,000	24,991
0.30%, 6/1/12	50,000	50,002
0.15%, 6/8/12	40,000	39,998
0.24%, 6/15/12	12,300	12,309
0.23%, 6/19/12	15,000	14,999
0.26%, 6/22/12	25,000	25,025
0.14%, 6/26/12	25,000	24,997
0.30%, 6/26/12	11,400	11,407
		285,982

Federal Home Loan Bank – 24.1%

FHLB Bonds, 0.30%, 12/7/12	9,000	9,000
0.30%, 12/11/12	14,000	14,000
0.32%, 12/14/12	9,000	9,000
0.18%, 1/9/13	9,900	9,898
0.04%, 2/1/13	25,000	24,993
0.17%, 2/6/13	9,300	9,299
0.16%, 2/8/13	8,400	8,395
0.17%, 2/11/13	7,900	7,899
0.19%, 2/15/13	9,200	9,199
0.25%, 2/28/13	11,200	11,200
0.30%, 3/27/13	8,500	8,500
0.23%, 4/5/13	7,900	7,899
0.25%, 4/11/13	4,200	4,200
0.23%, 4/18/13	8,500	8,498
0.22%, 4/19/13	12,500	12,498

FHLB Discount Notes, 0.07%, 6/1/12	30,000	30,000
0.10%, 6/1/12	35,000	35,000
0.09%, 6/6/12	30,000	30,000
0.20%, 6/8/12	20,800	20,799
0.14%, 6/20/12	6,000	5,999
0.09%, 6/29/12	50,000	49,996
0.10%, 7/5/12	25,900	25,897

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.0% (1) – continued

Federal Home Loan Bank – 24.1% – continued

0.11%, 7/5/12	$14,000	$13,999
0.12%, 7/5/12	29,000	28,997
0.11%, 7/6/12	24,400	24,397
0.11%, 7/11/12	25,000	24,997
0.11%, 7/13/12	25,000	24,997
0.11%, 7/18/12	50,000	49,993
0.08%, 7/20/12	8,000	7,999
0.12%, 7/25/12	40,700	40,693
0.13%, 7/27/12	11,000	10,998
0.14%, 7/27/12	25,000	24,995
0.10%, 8/1/12	34,000	33,994
0.09%, 8/3/12	22,500	22,495
0.12%, 8/3/12	31,700	31,693
0.13%, 8/3/12	92,300	92,281
0.12%, 8/8/12	23,600	23,595
0.10%, 8/31/12	11,500	11,497
0.16%, 10/24/12	32,000	31,980
0.15%, 11/2/12	90,000	89,942
0.16%, 11/2/12	6,100	6,096
0.16%, 11/16/12	25,000	24,981
0.12%, 12/5/12	20,200	20,187
0.19%, 2/1/13	11,200	11,186
0.18%, 2/4/13	7,900	7,890
0.21%, 4/1/13	6,600	6,588
0.22%, 4/2/13	8,100	8,085
0.20%, 5/1/13	30,000	29,944

FHLB FRN, 0.22%, 6/1/12	20,000	20,000
0.26%, 6/1/12	50,000	49,983
0.27%, 6/1/12	10,000	10,000
0.29%, 6/1/12	27,550	27,550
0.32%, 6/1/12	105,430	105,430
0.34%, 6/1/12	25,000	24,996
0.00%, 6/4/12	20,000	19,994
0.19%, 6/13/12	25,000	24,998
0.18%, 6/25/12	18,500	18,494
0.20%, 6/25/12	11,100	11,100
0.17%, 6/27/12	32,800	32,797
0.25%, 8/14/12	10,000	10,000

FHLB Note, 4.63%, 10/10/12	50,000	50,793
		1,462,803

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.0% (1) – continued

Federal Home Loan Mortgage Corporation – 9.8%

FHLMC Bond, 1.13%, 7/27/12	$15,890	$15,913

FHLMC Discount Notes, 0.06%, 6/7/12	39,100	39,100
0.08%, 6/15/12	11,650	11,650
0.10%, 7/9/12	7,900	7,899
0.10%, 7/11/12	20,000	19,998
0.12%, 7/17/12	20,000	19,997
0.12%, 8/22/12	20,100	20,094
0.15%, 10/1/12	40,510	40,489
0.13%, 11/6/12	12,000	11,993
0.14%, 11/8/12	25,000	24,984
0.17%, 2/1/13	20,800	20,776

FHLMC FRN, 0.18%, 6/2/12	40,000	39,993
0.19%, 6/3/12	165,000	164,941
0.19%, 6/4/12	50,000	49,983
0.20%, 6/10/12	75,000	75,002
0.18%, 6/13/12	25,000	24,999
0.19%, 6/17/12	10,000	9,995
		597,806

Federal National Mortgage Association – 9.4%

FNMA Bond, 1.13%, 7/30/12	6,347	6,358

FNMA Discount Notes, 0.09%, 7/11/12	8,200	8,199
0.06%, 7/12/12	19,500	19,499
0.06%, 7/19/12	15,000	14,999
0.08%, 7/25/12	40,000	39,995
0.09%, 7/25/12	40,900	40,895
0.13%, 9/4/12	60,000	59,977
0.15%, 10/1/12	70,583	70,547
0.10%, 10/15/12	19,400	19,393
0.10%, 10/16/12	10,000	9,996
0.14%, 1/3/13	16,400	16,386
0.14%, 1/4/13	26,700	26,677

FNMA FRN, 0.39%, 6/1/12	26,085	26,096
0.40%, 6/1/12	15,000	15,017
0.23%, 6/12/12	40,000	39,985

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.0% (1) – continued

Federal National Mortgage Association – 9.4% – continued

0.27%, 6/18/12	$85,000	$85,020
0.26%, 6/23/12	75,000	75,033
		574,072
Total U.S. Government Agencies
(Cost $2,920,663)		2,920,663

U.S. GOVERNMENT OBLIGATIONS – 17.0%

U.S. Treasury Bills – 5.3%

0.07%, 7/5/12	20,200	20,198
0.09%, 7/5/12	12,000	11,999
0.07%, 7/12/12	8,200	8,199
0.11%, 8/9/12	25,000	24,995
0.14%, 8/30/12	14,900	14,895
0.13%, 9/6/12	28,100	28,090
0.14%, 9/20/12	16,000	15,993
0.11%, 10/4/12	8,000	7,996
0.14%, 10/4/12	58,200	58,173
0.15%, 10/11/12	17,000	16,991
0.14%, 11/1/12	25,000	24,985
0.15%, 11/1/12	30,000	29,982
0.15%, 11/15/12	15,000	14,989
0.13%, 1/10/13	11,700	11,691
0.20%, 3/7/13	8,100	8,088
0.18%, 4/4/13	8,000	7,988
0.19%, 5/2/13	7,200	7,188
0.19%, 5/30/13	10,500	10,480
		322,920

U.S. Treasury Notes – 11.7%

1.88%, 6/15/12	73,465	73,515
0.63%, 6/30/12	16,435	16,442
0.63%, 7/31/12	180,960	181,111
4.63%, 7/31/12	20,000	20,147
1.75%, 8/15/12	131,000	131,442
0.38%, 8/31/12	75,300	75,350
4.13%, 8/31/12	35,305	35,655
1.38%, 10/15/12	10,200	10,248
0.38%, 10/31/12	15,500	15,517
3.88%, 10/31/12	22,200	22,546
0.50%, 11/30/12	6,500	6,513
3.38%, 11/30/12	17,300	17,578
1.38%, 1/15/13	64,200	64,678
0.63%, 1/31/13	12,000	12,039
2.75%, 2/28/13	16,500	16,817

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO (A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 17.0% – continued

U.S. Treasury Notes – 11.7% – continued

1.75%, 4/15/13	$8,000	$8,106
		707,704
Total U.S. Government Obligations
(Cost $1,030,624)		1,030,624

Investments, at Amortized Cost
($3,951,287)		3,951,287

REPURCHASE AGREEMENTS – 36.7%

Joint Repurchase Agreements – 1.5% (2)

Bank of America Securities LLC, dated 5/31/12, repurchase price $20,049 0.12%, 6/1/12	20,049	20,049

Morgan Stanley & Co., Inc., dated 5/31/12, repurchase price $20,049 0.19%, 6/1/12	20,049	20,049

Societe Generale, New York Branch, dated 5/31/12, repurchase price $20,049 0.19%, 6/1/12	20,049	20,049

UBS Securities LLC, dated 5/31/12, repurchase price $30,074 0.18%, 6/1/12	30,074	30,074
		90,221

Repurchase Agreements – 35.2% (3)

Bank of America N.A., dated 5/31/12, repurchase price $580,003 0.21%, 6/1/12	580,000	580,000

Barclays Capital, Inc., dated 5/31/12, repurchase price $100,004 0.19%, 6/7/12	100,000	100,000

Barclays Capital, Inc., dated 5/31/12, repurchase price $250,001 0.18%, 6/1/12	250,000	250,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $141,456 0.20%, 6/1/12	141,455	141,455

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $221,207 0.21%, 6/1/12	221,206	221,206

Deutsche Bank Securities, dated 5/31/12, repurchase price $500,003 0.20%, 6/1/12	500,000	500,000

Deutsche Bank Securities, dated 5/31/12, repurchase price $75,006 0.18%, 6/15/12	75,000	75,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.7% – continued

Repurchase Agreements – 35.2% (3) – continued

Merrill Lynch, dated 5/31/12, repurchase price $270,002 0.21%, 6/1/12	$270,000	$270,000
		2,137,661
Total Repurchase Agreements
(Cost $2,227,882)		2,227,882

Total Investments – 101.7%
(Cost $6,179,169) (4)		6,179,169

Liabilities less Other Assets – (1.7)%		(100,320)
NET ASSETS – 100.0%		$6,078,849

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$21,609	3.63% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$70,587	0.13% – 2.75%	7/15/14 – 7/15/21

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$451,637	2.19% – 6.07%	11/1/25 – 12/1/47
FHLMC	$193,365	2.38% – 6.18%	4/1/33 – 5/1/42
GNMA	$638,590	3.50% – 6.00%	10/20/38 – 5/15/42
U.S. Treasury Notes	$909,284	0.25% – 2.50%	10/31/13 – 5/31/19

(4)	The cost for federal income tax purposes was $6,179,169.

Percentages shown are based on net assets.

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

At May 31, 2012, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	39.1%
2 – 15 Days	13.3
16 – 30 Days	6.2
31 – 60 Days	8.5
61 – 97 Days	14.8
98 – 180 Days	9.9
181 – 270 Days	5.5
271 + Days	2.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio	$–	$6,179,169	(1)(2)	$–	$6,179,169

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the U.S. Government Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO (A)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1)

Federal Farm Credit Bank – 15.3%

FFCB Bond, 0.63%, 8/10/12	$10,000	$10,010

FFCB Discount Notes, 0.01%, 6/1/12	89,127	89,127
0.10%, 6/4/12	42,000	42,000
0.10%, 6/6/12	58,300	58,299
0.08%, 6/8/12	25,000	25,000
0.07%, 6/12/12	50,000	49,999
0.09%, 6/14/12	25,000	24,999
0.09%, 6/15/12	25,000	24,999
0.07%, 6/19/12	50,000	49,998
0.09%, 6/25/12	29,300	29,298
0.09%, 7/5/12	83,000	82,993
0.09%, 7/6/12	40,500	40,496
0.06%, 7/9/12	20,000	19,999
0.12%, 8/3/12	20,200	20,196
0.09%, 8/6/12	18,700	18,696
0.12%, 8/6/12	50,000	49,990
0.14%, 8/22/12	16,100	16,095
0.07%, 8/28/12	36,000	35,994
0.09%, 9/4/12	15,000	14,996
0.12%, 9/5/12	40,800	40,787
0.08%, 9/18/12	20,000	19,995
0.14%, 10/1/12	15,000	14,993
0.10%, 10/2/12	40,500	40,486
0.10%, 10/10/12	25,000	24,991
0.16%, 11/8/12	18,000	17,987
0.12%, 11/16/12	17,000	16,991
0.15%, 1/3/13	12,300	12,289
0.13%, 1/8/13	20,000	19,984
0.17%, 1/9/13	9,800	9,790
0.14%, 1/11/13	12,000	11,990
0.13%, 1/14/13	16,250	16,237
0.14%, 1/28/13	18,700	18,682
0.18%, 1/31/13	20,200	20,175
0.19%, 3/1/13	20,300	20,271
0.19%, 3/4/13	21,000	20,969
0.21%, 4/5/13	27,000	26,951
0.21%, 4/9/13	15,100	15,073
0.20%, 4/19/13	19,800	19,765
0.20%, 5/6/13	25,200	25,153

FFCB FRN, 0.17%, 6/1/12	50,000	50,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1) – continued

Federal Farm Credit Bank – 15.3% – continued

0.20%, 6/1/12	$80,000	$79,999
0.21%, 6/1/12	60,000	59,978
0.24%, 6/1/12	40,000	39,995
0.25%, 6/1/12	70,000	69,995
0.26%, 6/1/12	87,960	87,962
0.29%, 6/1/12	11,000	11,009
0.30%, 6/1/12	55,000	55,003
0.38%, 6/1/12	29,000	28,996
0.26%, 6/7/12	15,200	15,208
0.15%, 6/8/12	95,000	94,995
0.23%, 6/8/12	90,000	90,000
0.13%, 6/10/12	50,000	49,994
0.17%, 6/10/12	60,000	59,999
0.27%, 6/10/12	75,000	75,048
0.22%, 6/11/12	16,000	16,000
0.26%, 6/12/12	50,000	50,019
0.15%, 6/13/12	45,120	45,103
0.21%, 6/13/12	39,000	39,000
0.24%, 6/15/12	28,100	28,121
0.28%, 6/15/12	25,000	25,016
0.18%, 6/20/12	145,000	144,943
0.23%, 6/22/12	40,500	40,505
0.26%, 6/22/12	59,400	59,459
0.08%, 6/25/12	20,000	19,998
0.14%, 6/26/12	40,000	39,995
0.30%, 6/26/12	40,000	40,026
0.10%, 6/27/12	50,000	49,996
0.18%, 6/30/12	50,000	49,999
		2,633,104

Federal Home Loan Bank – 51.4%

FHLB Bonds, 1.38%, 6/8/12	85,000	85,020
0.14%, 6/18/12	21,000	21,000
0.27%, 7/6/12	30,000	30,003
0.25%, 7/25/12	41,425	41,431
1.75%, 8/22/12	57,000	57,205
0.23%, 8/28/12	15,000	15,004
2.00%, 9/14/12	20,000	20,104
0.19%, 11/21/12	22,000	22,005
0.30%, 12/7/12	18,000	18,000
0.30%, 12/11/12	18,000	18,000
0.32%, 12/14/12	18,000	18,000
0.18%, 1/9/13	25,700	25,696
1.50%, 1/16/13	12,500	12,601

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1) – continued

Federal Home Loan Bank – 51.4% – continued

0.04%, 2/1/13	$21,000	$20,994
0.17%, 2/1/13	20,000	19,997
0.17%, 2/6/13	45,200	45,196
0.17%, 2/11/13	18,700	18,697
0.19%, 2/15/13	23,000	22,997
0.25%, 2/28/13	29,100	29,100
0.13%, 3/5/13	13,000	12,990
0.30%, 3/27/13	19,000	19,000
1.25%, 4/2/13	20,800	20,974
0.25%, 4/11/13	10,000	10,000
0.22%, 5/17/13	19,800	19,796

FHLB Discount Notes, 0.01%, 6/1/12	73,000	73,000
0.02%, 6/1/12	18,500	18,500
0.03%, 6/1/12	85,000	85,000
0.06%, 6/1/12	139,930	139,930
0.07%, 6/1/12	115,000	115,000
0.08%, 6/1/12	80,200	80,200
0.09%, 6/1/12	34,010	34,010
0.10%, 6/1/12	160,600	160,600
0.19%, 6/1/12	100,000	100,000
0.20%, 6/1/12	25,000	25,000
0.04%, 6/6/12	135,000	134,998
0.08%, 6/6/12	23,069	23,069
0.09%, 6/6/12	386,305	386,300
0.20%, 6/6/12	53,640	53,639
0.09%, 6/8/12	24,060	24,060
0.10%, 6/8/12	283,900	283,894
0.18%, 6/8/12	12,600	12,600
0.09%, 6/12/12	100,000	99,997
0.07%, 6/13/12	60,000	59,998
0.11%, 6/13/12	180,000	179,993
0.15%, 6/13/12	92,300	92,297
0.09%, 6/15/12	58,800	58,798
0.10%, 6/15/12	74,800	74,797
0.11%, 6/15/12	198,794	198,786
0.19%, 6/15/12	30,300	30,299
0.09%, 6/18/12	84,000	83,996
0.10%, 6/19/12	50,000	49,998
0.09%, 6/20/12	29,400	29,398
0.10%, 6/20/12	84,200	84,196
0.14%, 6/20/12	13,900	13,899
0.08%, 6/22/12	84,000	83,996

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1) – continued

Federal Home Loan Bank – 51.4% – continued

0.10%, 6/22/12	$126,900	$126,893
0.07%, 6/25/12	17,990	17,989
0.09%, 6/29/12	25,000	24,998
0.07%, 7/2/12	126,000	125,992
0.10%, 7/5/12	339,300	339,267
0.11%, 7/5/12	32,500	32,497
0.12%, 7/5/12	71,000	70,993
0.11%, 7/6/12	85,600	85,591
0.12%, 7/6/12	63,000	62,993
0.06%, 7/9/12	83,500	83,495
0.08%, 7/11/12	20,000	19,997
0.11%, 7/11/12	212,200	212,173
0.12%, 7/11/12	80,000	79,990
0.13%, 7/11/12	40,000	39,995
0.11%, 7/13/12	179,731	179,708
0.10%, 7/18/12	31,900	31,895
0.11%, 7/18/12	295,200	295,157
0.12%, 7/18/12	54,700	54,692
0.14%, 7/18/12	26,500	26,496
0.08%, 7/20/12	18,800	18,798
0.12%, 7/25/12	167,300	167,270
0.11%, 7/27/12	56,800	56,789
0.13%, 7/27/12	116,200	116,178
0.08%, 8/1/12	37,460	37,453
0.09%, 8/1/12	41,700	41,693
0.10%, 8/1/12	83,500	83,485
0.11%, 8/1/12	25,000	24,996
0.12%, 8/1/12	79,200	79,186
0.15%, 8/1/12	19,800	19,797
0.09%, 8/3/12	65,000	64,987
0.12%, 8/3/12	66,600	66,587
0.13%, 8/3/12	148,300	148,270
0.10%, 8/7/12	100,000	99,981
0.12%, 8/8/12	98,700	98,676
0.16%, 8/8/12	20,500	20,495
0.12%, 8/15/12	30,000	29,991
0.18%, 8/15/12	22,900	22,893
0.11%, 8/22/12	50,000	49,986
0.13%, 8/22/12	72,000	71,980
0.15%, 9/5/12	30,400	30,388
0.10%, 9/7/12	83,500	83,477
0.17%, 10/3/12	60,200	60,166
0.16%, 10/24/12	22,400	22,386
0.15%, 11/2/12	25,000	24,983

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO (A) continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1) – continued

Federal Home Loan Bank – 51.4% – continued

0.16%, 11/2/12	$18,900	$18,887
0.16%, 11/7/12	27,700	27,680
0.16%, 11/14/12	42,000	41,969
0.16%, 11/16/12	22,000	21,983
0.12%, 12/5/12	20,000	19,988
0.14%, 1/28/13	18,700	18,683
0.19%, 2/1/13	29,100	29,062
0.18%, 2/4/13	19,400	19,376
0.21%, 4/1/13	15,400	15,373
0.22%, 4/2/13	19,700	19,663
0.20%, 5/1/13	60,000	59,889
0.20%, 5/2/13	12,600	12,577
0.20%, 5/3/13	59,000	58,890
0.20%, 5/6/13	25,000	24,953
0.21%, 5/13/13	30,300	30,239
0.21%, 5/21/13	36,000	35,926

FHLB FRN, 0.22%, 6/1/12	105,000	105,000
0.26%, 6/1/12	130,000	129,982
0.29%, 6/1/12	60,480	60,480
0.32%, 6/1/12	119,890	119,890
0.34%, 6/1/12	20,000	20,000
0.35%, 6/1/12	36,000	35,997
0.36%, 6/1/12	75,000	75,000
0.00%, 6/4/12	205,000	204,973
0.00%, 6/6/12	120,000	119,957
0.19%, 6/13/12	188,000	187,983
0.17%, 6/19/12	39,500	39,482
0.19%, 6/25/12	50,000	50,019
0.20%, 6/25/12	25,200	25,200
0.19%, 6/26/12	92,000	91,996
0.17%, 6/27/12	65,000	64,986
0.22%, 7/9/12	49,000	49,007
0.25%, 8/14/12	40,000	40,000
		8,840,850

Tennessee Valley Authority – 4.1%

TVA Discount Notes, 0.07%, 6/7/12	19,534	19,534
0.09%, 6/7/12	37,800	37,799
0.10%, 6/14/12	83,500	83,497
0.12%, 6/14/12	46,800	46,798
0.11%, 7/5/12	200,000	199,980
0.09%, 7/12/12	20,800	20,798
0.10%, 7/12/12	166,400	166,382

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 70.8% (1) – continued

Tennessee Valley Authority – 4.1% – continued

0.07%, 7/19/12	$125,201	$125,189
		699,977
Total U.S. Government Agencies
(Cost $12,173,931)		12,173,931

U.S. GOVERNMENT OBLIGATIONS – 13.0%

U.S. Treasury Bills – 4.5%

0.07%, 7/5/12	115,300	115,292
0.09%, 7/5/12	28,000	27,998
0.10%, 8/9/12	70,000	69,986
0.14%, 9/20/12	78,300	78,266
0.11%, 10/4/12	35,000	34,984
0.14%, 10/4/12	76,200	76,166
0.14%, 10/11/12	40,000	39,979
0.14%, 11/1/12	60,000	59,963
0.15%, 11/1/12	75,000	74,954
0.15%, 11/15/12	45,000	44,969
0.13%, 1/10/13	29,100	29,078
0.14%, 2/7/13	25,000	24,975
0.20%, 3/7/13	18,900	18,872
0.17%, 4/4/13	33,500	33,451
0.19%, 5/2/13	17,800	17,770
0.19%, 5/30/13	31,100	31,040
		777,743

U.S. Treasury Notes – 8.5%

1.88%, 6/15/12	154,275	154,380
0.63%, 7/31/12	246,985	247,193
4.63%, 7/31/12	25,000	25,183
1.75%, 8/15/12	339,000	340,141
0.38%, 8/31/12	161,100	161,208
4.13%, 8/31/12	103,400	104,424
1.38%, 10/15/12	78,900	79,261
0.38%, 10/31/12	37,000	37,041
3.88%, 10/31/12	51,400	52,201
0.50%, 11/30/12	14,700	14,728
3.38%, 11/30/12	41,300	41,963
1.38%, 1/15/13	114,500	115,365
0.63%, 1/31/13	28,200	28,291

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 13.0% – continued

U.S. Treasury Notes – 8.5% – continued

0.63%, 2/28/13	$20,500	$20,568
1.75%, 4/15/13	40,800	41,349
		1,463,296
Total U.S. Government Obligations
(Cost $2,241,039)		2,241,039

Investments, at Amortized Cost
($14,414,970)		14,414,970

REPURCHASE AGREEMENTS – 20.4% (2)

Repurchase Agreements – 20.4%

Barclays Capital, Inc., dated 5/31/12, repurchase price $900,005 0.20%, 6/1/12	900,000	900,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $450,003 0.21%, 6/1/12	450,000	450,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $656,992 0.20%, 6/1/12	656,988	656,988

Credit Suisse Securities, dated 5/31/12, repurchase price $1,000,005 0.18%, 6/1/12	1,000,000	1,000,000

Credit Suisse Securities, dated 5/31/12, repurchase price $500,003 0.19%, 6/1/12	500,000	500,000
		3,506,988
Total Repurchase Agreements
(Cost $3,506,988)		3,506,988

Total Investments – 104.2%
(Cost $17,921,958) (3)		17,921,958

Liabilities less Other Assets – (4.2)%		(719,043)
NET ASSETS – 100.0%		$17,202,915

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$1,007,558	2.50% – 6.55%	8/1/18 – 1/1/48
FHLMC	$382,942	3.00% – 7.00%	12/1/17 – 4/1/42
GNMA	$515,001	3.00% – 9.00%	12/15/19 – 5/20/42
U.S. Treasury Bonds	$327,155	2.50% – 7.50%	11/15/24 – 2/15/29

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$1,364,395	1.38% – 3.00%	7/15/12 – 1/15/20

(3)	The cost for federal income tax purposes was $17,921,958.

Percentages shown are based on Net Assets.

At May 31, 2012, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	29.0%
2 – 15 Days	21.4
16 – 30 Days	7.1
31 – 60 Days	16.1
61 – 97 Days	13.5
98 – 180 Days	5.8
181 – 270 Days	3.6
271+ Days	3.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio	$–	$17,921,958	(1)	$–	$17,921,958

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0%

Alabama – 1.3%

Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, (U.S. Bank N.A. LOC), 0.18%, 6/1/12	$15,400	$15,400

Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series 0.20%, 6/1/12	2,600	2,600

Taylor-Ryan Improvement District No. 2 VRDB, Series A, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.19%, 6/8/12	21,100	21,100

West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project 0.20%, 6/8/12	26,000	26,000
		65,100

Arizona – 0.9%

Apache County Arizona IDA IDR Tucson Electric Power, Series 83A (U.S. Bancorp LOC), 0.21%, 6/8/12	5,000	5,000

Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.20%, 6/8/12	7,700	7,700

Arizona State University Board Regents COPS (Wells Fargo & Co. Gtd.), 0.25%, 6/8/12 (1)(2)	16,905	16,905

BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters, (Branch Banking and Trust Co. LOC), 0.16%, 6/8/12 (2)	9,995	9,995

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.18%, 6/8/12	7,130	7,130
		46,730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Arkansas – 0.1%

Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community (FHLB of Dallas LOC), 0.18%, 6/8/12	$7,030	$7,030

California – 4.6%

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project (Wells Fargo Bank N.A. LOC), 0.19%, 6/8/12	12,500	12,500

California School Cash Reserve Program Authority Revenue Notes Series B 2.00%, 6/1/12	6,000	6,000

Series E 2.00%, 6/1/12	4,000	4,000

Series F 2.00%, 6/1/12	1,000	1,000

California State G.O. VRDB, Series 2048 (Citibank N.A. LOC), 0.19%, 6/8/12	17,100	17,100

California State G.O. VRDB, Series A-3, (Bank of Montreal LOC), 0.14%, 6/1/12	10,000	10,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.17%, 6/8/12	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.18%, 6/8/12	9,450	9,450

Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999, Serramonte Del Ray (FNMA Gtd.), 0.17%, 6/8/12	8,730	8,730

Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484, 0.28%, 6/8/12 (2)	20,830	20,830

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

California – 4.6% – continued

Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.20%, 6/8/12	$745	$745

Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.15%, 6/8/12	9,945	9,945

Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.17%, 6/8/12	13,800	13,800

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.16%, 6/8/12	25,670	25,670

Los Angeles County California G.O. TRANS Series C 2.50%, 6/29/12	7,500	7,512

Los Angeles, California Department of Water & Power Waterworks Revenue VRDB 0.14%, 6/8/12	900	900

Los Angeles, California Department Water & Power Revenue VRDB, Power Systems Series A-2 0.16%, 6/8/12	25,500	25,500

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.20%, 6/8/12	9,100	9,100

Sacramento California Municipal Utility District Revenue VRDB, Sub Series M (U.S. Bank N.A. LOC), 0.15%, 6/8/12	3,300	3,300

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.17%, 6/8/12	6,900	6,900

Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA Gtd.), 0.17%, 6/8/12	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

California – 4.6% – continued

Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 6/8/12	$7,050	$7,050

Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.15%, 6/8/12	18,270	18,270

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB 0.15%, 6/8/12	8,400	8,400
		234,702

Colorado – 3.4%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.19%, 6/8/12	200	200

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F (Wells Fargo Bank N.A. LOC), 0.22%, 6/8/12	8,135	8,135

City of Aurora Colorado Hospital Revenue Refunding VRDB, Series B, Children’s Hospital Association Project, (U.S. Bank N.A. LOC), 0.15%, 6/8/12	9,000	9,000

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project (U.S. Bank N.A. LOC), 0.14%, 6/8/12	6,210	6,210

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series A, Presentation School (U.S. Bank N.A. LOC), 0.14%, 6/8/12	7,250	7,250

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series B, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.20%, 6/1/12	4,975	4,975

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Colorado – 3.4% – continued

Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.19%, 6/8/12	$1,000	$1,000

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	16,000	16,000

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.21%, 6/8/12	6,400	6,400

Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity 0.19%, 6/8/12	2,200	2,200

Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2, 0.18%, 6/8/12	14,300	14,300

Colorado Springs Utilities Revenue Refunding VRDB, 0.17%, 6/8/12	8,800	8,800

Colorado State Education Loan Program TRANS, Series A, 2.00%, 6/29/12	13,000	13,019

Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	11,000	11,000

Colorado State Housing Finance Authority SFM Revenue VRDB, AMT, 0.20%, 6/8/12	35,000	35,000

Colorado State Multifamily Housing & Finance Authority Revenue VRDB, Multifamily Project B-3-I, AMT, 0.20%, 6/8/12	1,720	1,720

Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series A-2, Stapleton (U.S. Bank N.A. LOC), 0.19%, 6/8/12	755	755

Denver Colorado Urban Renewal Authority Tax Revenue VRDB, Tax Allocation, Series A-1, Stapleton (U.S. Bank N.A. LOC), 0.19%, 6/8/12	2,400	2,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Colorado – 3.4% – continued

Larkridge Metropolitan District No. 1 Colorado VRDB, Series 2004 (U.S. Bank N.A. LOC), 0.19%, 6/8/12	$9,655	$9,655

Westminster Colorado EDA Tax Allocation Revenue Refunding VRDB, Mandalay Gardens, (U.S. Bank N.A. LOC), 0.21%, 6/8/12	17,500	17,500
		175,519

Connecticut – 0.2%

Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Banknorth, Inc. LOC), 0.17%, 6/8/12	2,200	2,200

Connecticut State HFA VRDB, Cil Realty, Inc. (HSBC Bank USA N.A. LOC), 0.15%, 6/8/12	5,400	5,400
		7,600

Delaware – 0.1%

Delaware State EDA Revenue VRDB, Peninsula United, Series A (PNC Bancorp, Inc. LOC), 0.17%, 6/1/12	5,000	5,000

District of Columbia – 3.3%

District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.22%, 6/8/12 (2)	16,385	16,385

District of Columbia Revenue Bonds, Tranche 3, Series A (PNC Bancorp, Inc. LOC), 0.17%, 6/8/12	10,000	10,000

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation 0.19%, 6/8/12	4,700	4,700

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy (M&T Bank Corp. LOC), 0.25%, 6/8/12	8,920	8,920

District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.21%, 6/8/12	18,500	18,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

District of Columbia – 3.3% – continued

Metropolitan Washington D.C. Airport Authority System Refunding VRDB, Series C-2 (Barclays PLC LOC), 0.18%, 6/8/12	$48,670	$48,670

Metropolitan Washington D.C. Apartment Authority Systems Revenue Refunding VRDB, AMT (Barclays PLC LOC), 0.20%, 6/1/12	64,650	64,650
		171,825

Florida – 7.1%

Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project (Citibank N.A. LOC), 0.16%, 6/8/12	9,965	9,965

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.18%, 6/8/12	21,770	21,770

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	24,370	24,370

Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985 (FHLMC Gtd.), 0.18%, 6/8/12	4,100	4,100

Florida Housing Finance Agency Multifamily River Oaks VRDB, Series 1985 (FHLMC Insured), 0.18%, 6/8/12	6,200	6,200

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.18%, 6/8/12	7,055	7,055

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments (FHLMC Insured), 0.18%, 6/8/12	16,610	16,610

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Florida – 7.1% – continued

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments (FHLMC Gtd.), 0.20%, 6/8/12	$18,375	$18,375

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.17%, 6/8/12	7,325	7,325

Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay 0.18%, 6/8/12 (2)	10,000	10,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Series D (Bank of America N.A. LOC), 0.21%, 6/8/12	5,000	5,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2005-I, Hospital Adventist Health Systems 0.17%, 6/8/12	7,500	7,500

Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health Systems 0.14%, 6/8/12	10,000	10,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Series B, Hospital Adventist Health Systems (Harris Bankcorp, Inc. LOC), 0.15%, 6/8/12	910	910

Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12	13,240	13,240

JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.15%, 6/8/12	17,315	17,315

JEA, Variable Rate Electric System Subordinated Revenue Bonds, Series F-1, 0.20%, 6/21/12	18,750	18,750

Lake County Florida Capital Improvement Revenue VRDB, (Deutsche Bank A.G. LOC), 0.24%, 6/8/12 (2)	29,378	29,378

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Florida – 7.1% – continued

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.18%, 6/8/12	$11,485	$11,485

Marion County Florida IDA Multifamily Housing Revenue Refunding VRDB, Chambrel Project, (FNMA Gtd.), 0.18%, 6/8/12	2,000	2,000

Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, (Wachovia Bank N.A. LOC), 0.16%, 6/8/12	13,775	13,775

Martin County Health Facilities Authority Revenue Refunding VRDB, Martin Memorial Medical Center, Series A, (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	9,855	9,855

Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse, (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	9,000	9,000

Orlando & Orange County Florida Expressway Authority Revenue VRDB, Series D (Barclays PLC LOC), 0.15%, 6/8/12	27,000	27,000

Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1 (Bank of Montreal LOC), 0.16%, 6/8/12	26,500	26,500

Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, Series A (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	25,000	25,000

Volusia County Florida Health Facilities Authority Revenue VRDB, Series A, Hospital Southwest Volusia Health, (TD Banknorth, Inc. LOC), 0.14%, 6/8/12	9,335	9,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Florida – 7.1% – continued
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments (FNMA Insured), 0.18%, 6/8/12	$5,045	$5,045
		366,858

Georgia – 2.0%

Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.20%, 6/8/12	1,655	1,655

Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	12,245	12,245

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.18%, 6/8/12	5,290	5,290

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA) 0.18%, 6/8/12	100	100

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.18%, 6/8/12	11,700	11,700

Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.17%, 6/8/12 (2)	23,885	23,885

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.18%, 6/8/12	7,400	7,400

Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen (FHLMC Insured), 0.20%, 6/8/12	6,665	6,665

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Georgia – 2.0% – continued

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.18%, 6/8/12	$5,550	$5,550

Roswell Housing Authority Revenue Refunding VRDB, Housing Chambrel Roswell (FNMA Gtd.), 0.18%, 6/8/12	20,160	20,160

Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.21%, 6/8/12	5,570	5,570
		100,220

Hawaii – 0.1%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu (U.S. Bank N.A. LOC), 0.17%, 6/8/12 (2)	4,195	4,195

Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.18%, 6/8/12	3,075	3,075
		7,270

Idaho – 1.3%

Idaho Health Facilities Authority Revenue VRDB, Series A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	19,000	19,000

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.14%, 6/8/12	10,760	10,760

Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Project, (U.S. Bank N.A. LOC), 0.27%, 6/1/12	5,270	5,270

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Idaho – 1.3% – continued

Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Living (U.S. Bank N.A. LOC), 0.27%, 6/1/12	$4,215	$4,215

Idaho State G.O. TANS, 2.00%, 6/29/12	30,000	30,040
		69,285

Illinois – 6.2%

Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.18%, 6/8/12	3,210	3,210

Bridgeview Illinois G.O. Refunding VRDB, Series C (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/12	17,500	17,500

Chicago Illinois Board of Education G.O. VRDB, Series B (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/12	8,700	8,700

Chicago Illinois G.O. Refunding VRDB, Series D-1 (Bank of Montreal LOC), 0.18%, 6/1/12	16,100	16,100

Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X (Deutsche Bank A.G. Gtd.), 0.23%, 6/8/12 (2)	10,000	10,000

Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.20%, 6/8/12	6,700	6,700

DuPage County Illinois Educational Facilities Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.14%, 6/8/12	6,600	6,600

DuPage County Illinois Educational Facilities Revenue VRDB, Series B, Benedictine University, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	2,607	2,607

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Illinois – 6.2% – continued

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica LOC), 0.19%, 6/8/12	$7,985	$7,985

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.18%, 6/8/12	6,530	6,530

Illinois Development Finance Authority Revenue VRDB, Series 1998, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.17%, 6/8/12	1,800	1,800

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/12	1,410	1,410

Illinois Educational Facilities Authority Revenue VRDB, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	7,300	7,300

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.19%, 6/8/12	6,290	6,290

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.24%, 5/2/13	20,015	20,015

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.16%, 6/8/12	7,500	7,500

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project (FHLMC LOC), 0.23%, 6/8/12	5,100	5,100

Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris Bankcorp, Inc. LOC), 0.18%, 6/8/12	2,940	2,940

Illinois Finance Authority Revenue VRDB, Literature Research Institute (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/12	6,160	6,160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Illinois – 6.2% – continued

Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.17%, 6/8/12	$7,270	$7,270

Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.17%, 6/8/12	9,980	9,980

Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.22%, 6/8/12	3,000	3,000

Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	5,000	5,000

Illinois Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (Bank of America N.A. LOC), 0.17%, 6/8/12	22,000	22,000

Illinois Finance Authority Revenue, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.20%, 6/8/12	9,000	9,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/12	2,255	2,255

Illinois Municipal Electric Agency Power Supply Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.23%, 6/8/12 (2)	16,105	16,105

Illinois State Development Finance Authority IDR VRDB, Katlaw Tretam & Co. Project, (JPMorgan Chase Bank N.A. LOC), 0.36%, 6/8/12	2,415	2,415

Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A (FHLMC LOC), 0.18%, 6/8/12	4,855	4,855

Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 0.22%, 1/24/13	7,000	7,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Illinois – 6.2% – continued

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-2 (AGM Corp. Insured), 0.40%, 6/8/12	$40,800	$40,800

Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.19%, 6/8/12	15,000	15,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D (Wachovia Bank N.A. LOC), 0.17%, 6/8/12	12,500	12,500

Kane County Revenue Bonds, Series 1993, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.17%, 6/8/12	2,200	2,200

Savanna Illinois Industrial Development Revenue VRDB, Series A, Metform Corp. Project, (JPMorgan Chase Bank N.A. LOC), 0.22%, 6/8/12	1,000	1,000

Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.22%, 6/8/12	2,200	2,200

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.18%, 6/8/12	11,630	11,630
		318,657

Indiana – 1.8%

Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.14%, 6/8/12	4,115	4,115

Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue VRDB 0.26%, 6/8/12 (2)	2,840	2,840

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.18%, 6/8/12	8,000	8,000

Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.15%, 6/8/12	12,280	12,280

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Indiana – 1.8% – continued

Indiana State Bond Bank Revenue Notes, Series A, Interim Advance Funding Program, (Indiana Bond Bank Insured), 1.25%, 1/1/13	$17,300	$17,391

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/12	2,500	2,500

Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project (PNC Bancorp, Inc. LOC), 0.17%, 6/8/12	8,200	8,200

Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.17%, 6/8/12	14,300	14,300

Lawrenceburg Indiana PCR Refunding, Series 2008-H, Indiana Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.17%, 6/8/12	6,000	6,000

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.15%, 6/8/12	5,250	5,250

RBC Municipal Products, Inc., Series E-23, (Royal Bank of Canada LOC), 0.18%, 6/8/12 (2)	8,500	8,500

Vincennes Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/12	1,500	1,500
		90,876

Iowa – 0.4%

Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,770	2,770

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.18%, 6/8/12	6,100	6,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Iowa – 0.4% – continued

Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.21%, 6/1/12	$800	$800

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	6,500	6,500

Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.22%, 6/1/12	3,605	3,605

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project (U.S. Bank N.A. LOC), 0.22%, 6/1/12	2,220	2,220
		21,995

Kansas – 1.4%

City of Prairie Village Kansas, Revenue Refunding VRDB, Claridge Court, (Bank of America N.A. LOC), 0.21%, 6/8/12	6,845	6,845

Kansas State Development Finance Authority Health Facilities Revenue VRDB, Kansas University Health Systems, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	7,000	7,000

Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments (Wells Fargo Bank N.A. LOC), 0.21%, 6/8/12	23,750	23,750

Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.18%, 6/8/12	14,800	14,800

Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.18%, 6/8/12	7,780	7,780

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Kansas – 1.4% – continued

Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project, (FHLMC LOC), 0.24%, 6/8/12	$2,485	$2,485

University of Kansas Hospital Authority Facilities Revenue VRDB, Health Systems, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	11,035	11,035
		73,695

Kentucky – 1.3%

Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/12	5,500	5,500

Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.20%, 6/8/12	5,900	5,900

Kentucky Economic Development Finance Authority Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	8,180	8,180

Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-1 (JPMorgan Chase Bank N.A. LOC), 0.20%, 6/1/12	10,000	10,000

Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12	17,300	17,300

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA Insured), 0.19%, 6/8/12	10,000	10,000

Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A, (U.S. Bank N.A. LOC), 0.20%, 6/8/12	7,483	7,483

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Kentucky – 1.3% – continued

Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.20%, 6/8/12	$3,615	$3,615
		67,978

Louisiana – 2.3%

Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar (FHLB of Atlanta LOC), 0.21%, 6/8/12	17,000	17,000

East Baton Rouge Parish IDB, Inc. Revenue VRDB, Georgia-Pacific Corp. Project, (U.S. Bank N.A. LOC), 0.19%, 6/8/12	3,550	3,550

Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University (Assured Guaranty Municipal Corp. Gtd.), 0.35%, 6/8/12	12,380	12,380

Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.19%, 6/8/12	10,635	10,635

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.17%, 6/8/12	8,000	8,000

Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.18%, 6/8/12	20,600	20,600

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.18%, 6/8/12	8,900	8,900

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB (FHLB LOC), 0.18%, 6/8/12	8,900	8,900

St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, Series B-1, 0.18%, 6/8/12	28,000	28,000
		117,965

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Maine – 0.5%

Maine State Health & Higher Educational Facilities Authority Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/12	$24,800	$24,800

Maryland – 0.7%

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, Sharp Apartments (FHLMC Insured), 0.17%, 6/8/12	16,950	16,950

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood (FHLMC LOC), 0.17%, 6/8/12	8,000	8,000

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.16%, 6/8/12	100	100

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series B, Pickersgill (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	705	705

Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project, (Bank of America N.A. LOC), 0.25%, 6/8/12	7,900	7,900

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.18%, 6/8/12	820	820
		34,475

Massachusetts – 3.4%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.24%, 6/8/12 (2)	15,515	15,515

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Massachusetts – 3.4% – continued

Massachusetts Development Finance Agency Revenue VRDB, New England Deaconess, Series A (RBS Citizens N.A. LOC), 0.19%, 6/8/12	$4,000	$4,000

Massachusetts Health & Educational Facilities Authority Revenue VRDB, Sherrill House, Series A-1 (RBS Citizens N.A. LOC), 0.19%, 6/8/12	12,425	12,425

Massachusetts Health & Educational Facilities Authority Revenue VRDB, Capital Asset Program, Series S, (Bank of America N.A. LOC), 0.28%, 6/1/12	20,200	20,200

Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project (FNMA LOC), 0.21%, 6/8/12	14,750	14,750

Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (M&T Bank Corp. LOC), 0.14%, 6/8/12	4,000	4,000

Massachusetts State Development Finance Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	4,700	4,700

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy 0.15%, 6/8/12	19,600	19,600

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School 0.17%, 6/8/12	10,000	10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School 0.20%, 6/8/12	10,000	10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series C-2, Olin College, 0.18%, 6/1/12	19,000	19,000

Massachusetts State G.O. Refunding VRDB, Series B 0.17%, 6/8/12	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Massachusetts – 3.4% – continued

Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts (HSBC Bank USA N.A. LOC), 0.15%, 6/8/12	$12,270	$12,270
		176,460

Michigan – 2.2%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	1,200	1,200

Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	4,900	4,900

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/12	7,500	7,500

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project (Comerica LOC), 0.29%, 6/8/12	4,785	4,785

Michigan State Finance Authority Revenue VRDB, Unemployment Obligation Assignment, (Citibank N.A. LOC), 0.20%, 6/8/12	27,000	27,000

Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/12	7,525	7,525

Michigan State Housing Development Authority Multifamily Housing Revenue VRDB, Limited Obligation, Series A, Arbors, (FHLB of Indianapolis LOC), 0.20%, 6/8/12	8,790	8,790

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC), 0.15%, 6/8/12	9,000	9,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Michigan – 2.2% – continued

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.18%, 6/8/12	$9,500	$9,500

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	2,330	2,330

Michigan State University Revenue VRDB, 0.17%, 6/8/12	5,000	5,000

University of Michigan Revenue Refunding VRDB, Hospital, Series A-2 0.17%, 6/1/12	7,400	7,400

University of Michigan Revenue VRDB, Hospital, Series A 0.17%, 6/1/12	15,635	15,635
		110,565

Minnesota – 1.6%

Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.20%, 6/8/12	5,000	5,000

Minnesota Agriculture & Economic Development Board Revenue VRDB, Evangelical Lutheran Project (U.S. Bancorp LOC), 0.19%, 6/8/12	12,700	12,700

Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series B 2.00%, 9/9/12	26,500	26,625

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series A, University St. Thomas (U.S. Bank N.A. LOC), 0.18%, 6/8/12	8,950	8,950

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series C, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.18%, 6/1/12	4,200	4,200

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.21%, 6/8/12	6,960	6,960

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Minnesota – 1.6% – continued

Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century (FHLB of Des Moines LOC), 0.21%, 6/8/12	$3,065	$3,065

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water 0.18%, 6/8/12	6,400	6,400

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.19%, 6/8/12	6,025	6,025

St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB (U.S. Bank N.A. LOC), 0.19%, 6/8/12	4,310	4,310
		84,235

Mississippi – 0.8%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D 0.16%, 6/8/12	4,800	4,800

Mississippi Business Finance Corp. Revenue Refunding VRDB, Series B, Renaissance (FHLB of Dallas LOC), 0.18%, 6/8/12	7,780	7,780

Mississippi Business Finance Corp. Revenue VRDB, Chevron USA, Inc., Series K 0.16%, 6/1/12	12,600	12,600

Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.18%, 6/8/12	12,935	12,935

Mississippi Business Finance Corp., Revenue Refunding VRDB, Jackson Heart Realty (FHLB of Dallas LOC), 0.19%, 6/8/12	5,225	5,225
		43,340

Missouri – 1.6%

Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Series A, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	18,750	18,750

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Missouri – 1.6% – continued

Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project (FHLMC LOC), 0.18%, 6/8/12	$14,240	$14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments (FNMA Insured), 0.18%, 6/8/12	7,495	7,495

Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease, (U.S. Bank N.A. LOC), 0.22%, 6/1/12	7,005	7,005

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A. LOC), 0.22%, 6/1/12	1,000	1,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (U.S. Bank N.A. LOC), 0.16%, 6/8/12	16,700	16,700

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.26%, 6/1/12	1,350	1,350

Springfield IDA Revenue VRDB, Edco Group, Inc. Project, (BMO Harris Bank N.A. LOC), 0.30%, 6/8/12	3,200	3,200

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.18%, 6/8/12	4,000	4,000

St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.18%, 6/8/12	7,180	7,180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Missouri – 1.6% – continued

St. Louis County IDA Revenue VRDB, CR Metal Products Project, Series A (M & I Marshall & Ilsley Bank LOC), 0.25%, 6/8/12	$2,225	$2,225
		83,145

Nevada – 0.7%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.14%, 6/8/12	13,900	13,900

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.14%, 6/8/12	5,035	5,035

Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.35%, 6/8/12	3,170	3,170

Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FNMA LOC), 0.19%, 6/8/12	13,000	13,000
		35,105

New Hampshire – 0.3%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods-Exeter, (Bank of America N.A. LOC), 0.19%, 6/8/12	9,300	9,300

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover (FHLB of Boston LOC), 0.19%, 6/8/12	6,205	6,205
		15,505

New Jersey – 0.5%

BB&T Municipal Trust, Series 2047 (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12 (2)	12,970	12,970

New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	5,660	5,660

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

New Jersey – 0.5% – continued

New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	$500	$500

New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.17%, 6/8/12	5,300	5,300
		24,430

New Mexico – 0.2%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.19%, 6/8/12	8,000	8,000

New York – 6.0%

Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	1,000	1,000

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home (HSBC Bank USA N.A. LOC), 0.20%, 6/8/12	2,295	2,295

Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.18%, 6/8/12	4,900	4,900

Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth, Inc. LOC), 0.16%, 6/8/12	5,400	5,400

New York City G.O. VRDB, Subseries I-8, 0.21%, 6/1/12	4,500	4,500

New York City Municipal Water Finance Authority Revenue Bonds, Water and Sewer System, Second Generation, Series DD-1 0.17%, 6/1/12	5,000	5,000

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.23%, 6/8/12	7,500	7,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

New York – 6.0% – continued

New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project (Wachovia Bank N.A. LOC), 0.17%, 6/8/12	$11,980	$11,980

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B, (TD Banknorth, Inc. LOC), 0.15%, 6/8/12	8,000	8,000

New York State Dormitory Authority Revenue VRDB, Non State Supported Debt, Royal, Series A (FNMA LOC), 0.15%, 6/8/12	11,000	11,000

New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.15%, 6/8/12	13,800	13,800

New York State Housing Finance Agency Revenue VRDB, Series A, 100 Maiden Loan (FNMA Insured), 0.19%, 6/8/12	33,785	33,785

New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-1 (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	15,000	15,000

New York State Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, 0.27%, 11/8/12	125,000	125,000

New York State Liberty Development Corp. Revenue Refunding VRDB, World Trade Center Project 0.28%, 11/8/12	24,215	24,215

New York State Thruway Authority Revenue BANS, Series A, 2.00%, 7/12/12	13,000	13,024

Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3 (U.S. Bank N.A. LOC), 0.15%, 6/8/12	14,485	14,485

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

New York – 6.0% – continued

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.20%, 6/8/12	$10,520	$10,520
		311,404

North Carolina – 3.1%

Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.18%, 6/8/12	4,500	4,500

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	10,175	10,175

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	11,775	11,775

Greensboro North Carolina G.O. VRDB, Street Improvement 0.17%, 6/8/12	10,000	10,000

Mecklenburg County North Carolina COPS VRDB, Series 2006 0.19%, 6/8/12	20,760	20,760

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	10,250	10,250

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	10,500	10,500

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (Branch Banking and Trust Co. LOC), 0.16%, 6/8/12	7,325	7,325

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

North Carolina – 3.1% – continued

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12	$1,740	$1,740

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series D, Novant Health Group 0.21%, 6/8/12	8,400	8,400

Raleigh North Carolina Enterprise System Revenue VRDB, Series 2011, BB&T Floaters 0.16%, 6/8/12 (2)	10,485	10,485

University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.18%, 6/8/12 (2)	18,400	18,400

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B 0.18%, 6/8/12	13,700	13,700

Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series 2002-C 0.18%, 6/8/12	23,805	23,805
		161,815

Ohio – 1.7%

Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project (U.S. Bank N.A. LOC), 0.18%, 6/8/12	9,020	9,020

Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project 0.15%, 6/8/12	15,000	15,000

Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.18%, 6/8/12	22,640	22,640

Ohio Air Quality Development Authority Ohio Revenue Refunding VRDB, Series B, Pollution, First Energy, (UBS A.G. LOC), 0.19%, 6/8/12	20,000	20,000

Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	10,735	10,735

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Ohio – 1.7% – continued

Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	$1,450	$1,450

Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	4,260	4,260

Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bancorp, Inc. LOC), 0.17%, 6/8/12	5,095	5,095
		88,200

Oregon – 1.9%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A. LOC), 0.16%, 6/8/12	13,700	13,700

Oregon Health & Science University Revenue VRDB, Series B-3 (Union Bank N.A. LOC), 0.17%, 6/1/12	1,505	1,505

Oregon Health & Science University Revenue VRDB, Series C (U.S. Bank N.A. LOC), 0.17%, 6/1/12	5,000	5,000

Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters (Key Bank N.A. LOC), 0.20%, 6/8/12	4,695	4,695

Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing (FNMA LOC), 0.18%, 6/8/12	8,645	8,645

Oregon State G.O. TANS, 2.00%, 6/29/12	48,000	48,065

Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport (U.S. Bank N.A. LOC), 0.21%, 6/8/12	7,640	7,640

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Oregon – 1.9% – continued

Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.17%, 6/8/12	$6,000	$6,000
		95,250

Pennsylvania – 3.7%

Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.19%, 6/8/12	10,505	10,505

Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.18%, 6/8/12	4,725	4,725

Allegheny County Pennsylvania IDA Revenue VRDB, Series B, Education Center Watson (PNC Bancorp, Inc. LOC), 0.24%, 6/8/12	6,000	6,000

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.16%, 6/8/12	6,300	6,300

Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.16%, 6/8/12	3,935	3,935

Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Banco Santander S.A. LOC), 0.21%, 6/8/12	10,730	10,730

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.16%, 6/8/12	12,920	12,920

Lancaster IDA Revenue VRDB Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	9,700	9,700

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.25%, 6/8/12	11,695	11,695

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Pennsylvania – 3.7% – continued

Lower Merion School District VRDB, Series A-1, Capital Project (U.S. Bank N.A. LOC), 0.16%, 6/8/12	$5,500	$5,500

Montgomery County Pennsylvania IDA Revenue VRDB, Acts Retirement Life Community, (TD Banknorth, Inc. LOC), 0.13%, 6/1/12	6,000	6,000

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC), 0.19%, 6/8/12	5,900	5,900

Pennsylvania State Higher Educational Facilities Authority College & University Revenues VRDB, Series 2007, Pennsylvania College Optometry (Wachovia Bank N.A. LOC), 0.18%, 6/8/12	9,295	9,295

Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B (M&T Bank Corp. LOC), 0.18%, 6/8/12	6,260	6,260

Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series B, Association of Independent Colleges & universities (M&T Bank Corp. LOC), 0.18%, 6/8/12	13,600	13,600

Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2 0.27%, 6/8/12	5,880	5,880

Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays PLC LOC), 0.18%, 6/8/12	23,000	23,000

Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.14%, 6/8/12	13,350	13,350

RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22 (Royal Bank of Canada LOC), 0.18%, 6/8/12	14,900	14,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Pennsylvania – 3.7% – continued

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14 (Royal Bank of Canada LOC), 0.18%, 6/8/12 (2)	$8,000	$8,000

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.19%, 6/8/12	3,300	3,300
		191,495

South Carolina – 0.4%

Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.19%, 6/8/12 (2)	9,115	9,115

Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.15%, 6/8/12	9,000	9,000

South Carolina Jobs EDA Revenue VRDB, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.18%, 6/8/12	2,100	2,100
		20,215

South Dakota – 0.1%

South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.20%, 6/8/12	4,540	4,540

Tennessee – 1.8%

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement 0.19%, 6/8/12	15,800	15,800

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement 0.19%, 6/8/12	7,200	7,200

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project 0.18%, 6/8/12	6,470	6,470

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Tennessee – 1.8% – continued

Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project (FHLB of Atlanta LOC), 0.21%, 6/8/12	$26,440	$26,440

Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.21%, 6/8/12	7,510	7,510

Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.20%, 6/8/12	17,029	17,029

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.18%, 6/8/12	450	450

Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest (FNMA LOC), 0.18%, 6/8/12	12,750	12,750

		93,649

Texas – 10.5%

Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.18%, 6/8/12 (2)	24,570	24,570

Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.26%, 6/8/12	9,600	9,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Texas – 10.5% – continued

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.19%, 6/8/12	$3,680	$3,680

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.19%, 6/8/12	3,500	3,500

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project (FNMA Insured), 0.19%, 6/8/12	5,305	5,305

Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/12	7,445	7,445

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.31%, 6/8/12	7,700	7,700

Clear Creek Independent School District G.O. Refunding, Series A, (PSF Gtd.), 0.21%, 6/8/12 (2)	16,120	16,120

Crawford Education Facilities Corp. Revenue VRDB, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	13,880	13,880

Dallas Waterworks & Sewer Municipal CP, (Bank of America N.A. LOC), 0.32%, 6/8/12	6,885	6,885

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso (U.S. Bank N.A. LOC), 0.17%, 6/8/12 (2)	10,655	10,655

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1 0.18%, 6/1/12	8,165	8,165

Harris County Texas Revenue Refunding Bonds, Series A, Toll Road Senior Lien 2.00%, 8/15/12	10,000	10,160

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Texas – 10.5% – continued

Houston Texas Airport Systems Revenue Refunding VRDB (Barclays PLC LOC), 0.17%, 6/8/12	$700	$700

Houston Texas G.O. TRANS 1.75%, 6/29/12	40,000	40,048

Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (Branch Banking and Trust Co. LOC), 0.20%, 6/8/12 (2)	14,425	14,425

Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/12	10,965	10,965

Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building 0.24%, 6/8/12 (2)	9,815	9,815

Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building 0.24%, 6/8/12	1,220	1,220

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Gtd.), 0.22%, 6/8/12	19,025	19,025

Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.18%, 6/8/12	500	500

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/12	800	800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.18%, 6/8/12	7,500	7,500

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA 0.33%, 6/8/12	8,700	8,700

Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, 0.20%, 6/8/12	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Texas – 10.5% – continued

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.18%, 6/8/12 (2)	$10,000	$10,000

San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.20%, 6/8/12	21,250	21,250

State of Texas Eagle G.O., Series 20060126, Class A, 0.20%, 6/8/12 (2)	1,000	1,000

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA Gtd.), 0.18%, 6/8/12	1,865	1,865

Tarrant County Texas Cultural Educational Facilities Finance Corp Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.16%, 6/8/12	5,805	5,805

Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.18%, 6/8/12	15,000	15,000

Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments (FNMA LOC), 0.23%, 6/8/12	15,000	15,000

Texas State TRANS, Series A, 2.50%, 8/30/12	217,700	218,890
		540,173

Utah – 1.0%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Florentine Villas (FHLMC LOC), 0.18%, 6/8/12	12,000	12,000

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Timbergate (FHLMC LOC), 0.25%, 6/8/12	3,125	3,125

Utah State Board of Rights Student Loan Revenue VRDB, AMT, (Royal Bank of Canada LOC), 0.19%, 6/8/12	18,500	18,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Utah – 1.0% – continued

Utah Water Finance Agency Revenue VRDB, Series B-2 0.18%, 6/8/12	$16,500	$16,500
		50,125

Vermont – 0.3%

Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.17%, 6/8/12	5,495	5,495

Vermont Student Assistance Corp. Revenue VRDB, Series C-2 (State Street Bank and Trust Co. LOC), 0.16%, 6/8/12	11,000	11,000
		16,495

Virginia – 0.4%

Alexandria Virginia IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.13%, 6/1/12	400	400

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.18%, 6/8/12	6,300	6,300

Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	3,535	3,535
University of Virginia Revenue VRDB, Series 2006 0.18%, 6/8/12 (2)	12,000	12,000
		22,235

Washington – 1.1%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.24%, 6/8/12 (2)	19,625	19,625

Everett Washington Public Facilities District Revenue VRDB, 0.18%, 6/8/12	5,600	5,600

Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health Systems (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/12	3,500	3,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Washington – 1.1% – continued

Washington State Health Care Facilities Authority Revenue VRDB, Series B, Swedish Health Services, (Citibank N.A. LOC), 0.21%, 6/8/12	$11,000	$11,000

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank N.A. LOC), 0.18%, 6/8/12	8,200	8,200

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.19%, 6/8/12	6,000	6,000

Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/12	4,670	4,670
		58,595

West Virginia – 1.3%

Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.17%, 6/8/12 (2)	19,170	19,170

West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer (Bank of Nova Scotia LOC), 0.16%, 6/8/12	7,100	7,100

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series A, Cabell Hospital, (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	22,835	22,835

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital (Branch Banking and Trust Co. LOC), 0.19%, 6/8/12	17,930	17,930
		67,035

Wisconsin – 2.9%

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/12	4,000	4,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Wisconsin – 2.9% – continued

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project (U.S. Bank N.A. LOC), 0.20%, 6/8/12	$970	$970

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project (FNMA LOC), 0.23%, 6/8/12	11,250	11,250

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.26%, 6/8/12	7,600	7,600

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	29,265	29,265

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	7,630	7,630

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Lindengrove, Inc., (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/12	5,510	5,510

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	495	495

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	2,920	2,920

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series B (U.S. Bank N.A. LOC), 0.21%, 6/1/12	2,420	2,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Wisconsin – 2.9% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank N.A. LOC), 0.22%, 6/1/12	$570	$570

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 6/8/12	3,185	3,185

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 0.21%, 6/8/12	9,440	9,440

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Mercy Alliance, Inc. (U.S. Bank N.A. LOC), 0.14%, 6/8/12	16,900	16,900

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series A, Froedtert & Community Health (U.S. Bank N.A. LOC), 0.14%, 6/8/12	20,235	20,235

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC) 0.18%, 6/1/12	15,000	15,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Beaver Dam Community Hospitals (U.S. Bank N.A. LOC), 0.14%, 6/8/12	8,745	8,745
Wisconsin State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/12	3,000	3,000
		149,135

Wyoming – 0.3%

Sweetwater County Wyoming Environmental Improvement Revenue VRDB, Pacificorp Projects, (Barclays PLC LOC), 0.24%, 6/1/12	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Wyoming – 0.3% – continued
Sweetwater County Wyoming, (Barclays PLC LOC), 0.20%, 6/13/12	$3,000	$3,000
		13,000

Municipal States Pooled Securities – 10.2%

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking and Trust Co. LOC), 0.18%, 6/8/12 (2)	15,000	15,000

BB&T Municipal Trust Various States G.O. Floaters, Series 2048 (Branch Banking and Trust Co. LOC), 0.17%, 6/8/12 (2)	13,840	13,840

BB&T Municipal Trust Various States VRDB, Series 1015 (Branch Banking and Trust Co. LOC), 0.27%, 6/8/12 (2)	9,165	9,165

BB&T Municipal Trust Various States VRDB, Series 1039 (Branch Banking and Trust Co. LOC), 0.27%, 6/8/12	22,550	22,550

Blackrock Muni Enhanced Fund, Inc. Variable Rate Tax-Exempt Preferred, Series 2011 0.32%, 6/8/12 (2)	40,000	40,000

Blackrock Muni Yield Michigan Quality Fund II, Inc. Variable Rate Tax-Exempt Preferred, Series 2011-11 0.32%, 6/8/12 (2)	13,500	13,500

Blackrock Muni Yield Quality Fund III, Inc. Variable Rate Tax-Exempt Preferred, Series 2011-11 0.32%, 6/8/12 (2)	62,500	62,500

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A (FHLMC Gtd.), 0.25%, 6/8/12 (3)	18,683	18,683

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A (FHLMC Gtd.), 0.25%, 6/8/12 (3)	33,235	33,235

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A (FHLMC LOC), 0.24%, 6/8/12 (3)	37,565	37,565

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Municipal States Pooled Securities – 10.2% – continued

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A 0.23%, 6/8/12 (3)	$18,910	$18,910

Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118 0.33%, 6/8/12 (2)	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895 0.33%, 6/8/12 (2)	85,000	85,000

Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525 0.33%, 6/8/12 (2)	50,000	50,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series E-17 0.18%, 6/8/12 (2)	25,000	25,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18 (Royal Bank of Canada LOC), 0.18%, 6/8/12 (2)	16,000	16,000

Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.26%, 6/8/12	23,625	23,625
		524,573
Total Municipal Investments
(Cost $4,996,299)		4,996,299

Total Investments – 97.0%
(Cost $4,996,299) (4)		4,996,299
Other Assets less Liabilities – 3.0%		154,681
NET ASSETS – 100.0%		$5,150,980

(1)	Restricted security has been deemed illiquid. At May 31, 2012, the value of the restricted illiquid security amounted to approximately $16,905,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Arizona State University Board Regents COPS 0.25%, 6/8/12	10/31/11-1/30/12	$16,905

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,996,299.

Percentages shown are based on Net Assets.

At May 31, 2012, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	15.6%
Air, Transportation, Water Services and Solid Waste Management	15.8
Educational Services	11.8
Executive, Legislative and General Government	23.6
General Medical, Surgical and Nursing and Personal Care	9.6
Health Services and Residential Care	7.0
All other sectors less than 5%	16.6

Total	100.0%

At May 31, 2012, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	8.7%
2 - 15 Days	78.3
16 - 30 Days	3.3
31 - 60 Days	0.3
61 - 97 Days	4.8
98 - 180 Days	3.7
181 - 270 Days	0.5
271+ Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio	$–	$4,996,299	(1)	$–	$4,996,299

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	Gtd.	Guaranteed
AMT	Alternative Minimum Tax	HFA	Housing Finance Authority
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corporation	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SFM	Single Family Mortgage
FRN	Floating Rate Notes	TANS	Tax Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TRANS	Tax and Revenue Anticipation Notes
GIC	Guaranteed Investment Contract	VRDB	Variable Rate Demand Bonds
GNMA	Government National Mortgage Association	VRDP	Variable Rate Dividend Preferred
G.O.	General Obligation

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 20 portfolios as of May 31, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio (formerly known as Government Portfolio), U.S. Government Select Portfolio (formerly known as Government Select Portfolio), and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2012, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which NTI, pursuant to Board of Trustees’ authorization, has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2012, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

At November 30, 2011, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Diversified Assets	$447	$(447)
Treasury	55	(55)
U.S. Government Select (1)	77	(77)
Municipal	5	(5)

(1)	Formerly known as the Government Select Portfolio

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Portfolios for the fiscal year ending November 30, 2012. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ending November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ending November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2011, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2019
U.S. Government (1)	$14

(1)	Formerly known as the Government Portfolio

The Portfolio in the above table may offset future capital gains with this capital loss carryforward.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2011, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$547
Treasury	—	122
Tax-Exempt	18	—
U.S. Government (1)	—	47
U.S. Government Select (2)	—	239
Municipal	75	5

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$2,118
Treasury	—	1,424
Tax-Exempt	324	1
U.S. Government (1)	—	932
U.S. Government Select (2)	—	1,399
Municipal	3,477	10

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$2,114
Treasury	—	2,837
Tax-Exempt	364	1
U.S. Government (1)	—	1,126
U.S. Government Select (2)	—	3,733
Municipal	5,805	37

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2011, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets). For the six months ended May 31, 2012, the investment adviser agreed to contractually waive a portion of the advisory fees, which is shown as “Less waivers of investment advisory fees,” in the accompanying Statements of Operations. The contractual waiver arrangement is expected to last until at least April 1, 2013. After this date, the investment adviser or a Portfolio may terminate the contractual arrangement. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2012, are as follows:

Amounts in thousands	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
U.S. Government (1)	0.25%	—%	0.25%
U.S. Government Select (2)	0.20%	0.10%	0.10%
Municipal	0.20%	0.10%	0.10%

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2012 (UNAUDITED)

Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2012, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$51	$1
Treasury	11	—
Tax-Exempt	7	—
U.S. Government (1)	13	1
U.S. Government Select (2)	62	11
Municipal	47	2

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits are shown as “Less Custodian Credits” in the Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets. NTI voluntarily reimbursed the Treasury Portfolio for expenses in excess of 0.05 percent during the fiscal year. Any voluntary reimbursements may be terminated by NTI at any time.

The expenses reimbursed during the six months ended May 31, 2012, under such arrangements are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivable at May 31, 2012 are $1,131,000, $491,000, $190,000, $1,104,000, $1,348,000 and $80,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and is shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short- term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In order to avoid a negative yield, the investment adviser may reimburse class-specific and portfolio level expenses of a Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2012, the investment adviser reimbursed class-specific and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses, in order to avoid a negative yield, for the Portfolios. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statements of Operations. The amounts outstanding at May 31, 2012 were $989,000, $74,000, $171,000, $998,000 and $1,126,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government and U.S. Government Select Portfolios, respectively, and are included as part of “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by the investment adviser.

6. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Servicing Agents”) under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively.

The shareholder servicing fees are included in “Shareholder servicing fees” expenses on the Statements of Operations.

Certain amounts of shareholder servicing fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

As compensation for services rendered as a Servicing Agent, Northern Trust received shareholder servicing fees for the six months ended May 31, 2012, as follows:

Amounts in thousands	SERVICE SHARES
Diversified Assets	$2
U.S. Government Select (1)	1

(1)	Formerly known as the Government Select Portfolio

Effective January 1, 2012, the Board of Trustees of the Trust approved the suspension of the Portfolio’s Service Share servicing fee payments.

7. BANK BORROWINGS

Effective December 1, 2011, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears. The Credit Facility will expire on November 29, 2012, unless renewed.

At May 31, 2012, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2012.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$59,495,566	$46	$(61,501,716)	$(2,006,104)
Treasury	29,638,147	35	(29,833,686)	(195,504)
Tax-Exempt	4,892,288	—	(4,383,121)	509,167
U.S. Government (1)	46,055,089	4	(46,384,212)	(329,119)
U.S. Government Select (2)	75,023,665	33	(71,250,268)	3,773,430
Municipal	13,489,953	66	(13,183,769)	306,250

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

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MAY 31, 2012 (UNAUDITED)

Transactions in Shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$44,099,054	$109	$(41,749,331)	$2,349,832
Treasury	19,086,619	118	(16,422,423)	2,664,314
Tax-Exempt	3,991,898	—	(4,042,642)	(50,744)
U.S. Government (1)	44,855,212	22	(43,853,845)	1,001,389
U.S. Government Select (2)	41,090,682	61	(40,442,033)	648,710
Municipal	8,770,820	454	(8,666,641)	104,633

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2012 were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$84,581	$—	$(103,901)	$(19,320)
Tax-Exempt	6,721	—	(6,518)	203
U.S. Government (1)	59,254	—	(58,538)	716
U.S. Government Select (2)	340,364	—	(421,199)	(80,835)
Municipal	62,870	—	(61,563)	1,307

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$401,669	$—	$(437,720)	$(36,051)
Tax-Exempt	13,814	—	(14,157)	(343)
U.S. Government (1)	194,519	—	(200,585)	(6,066)
U.S. Government Select (2)	1,183,303	—	(1,042,039)	141,264
Municipal	72,567	—	(83,884)	(11,317)

(1)	Formerly known as the Government Portfolio

(2)	Formerly known as the Government Select Portfolio

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Diversified Assets Portfolio (the “Portfolio”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On April 15, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of

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NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

Effective Control for Repurchase Agreements (“ASU No. 2011-03”). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts or footnote disclosures, if any.

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolios’ financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES	MAY 31, 2012 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/11 - 5/31/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.17%	$1,000.00	$1,000.10	$0.85
Hypothetical**	0.17%	$1,000.00	$1,024.15	$0.86
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.20	$0.81

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.50	$0.51

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.17%	$1,000.00	$1,000.10	$0.85
Hypothetical**	0.17%	$1,000.00	$1,024.15	$0.86
SERVICE SHARES
Actual	0.17%	$1,000.00	$1,000.10	$0.85
Hypothetical**	0.17%	$1,000.00	$1,024.15	$0.86

U.S. GOVERNMENT (1)

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.13%	$1,000.00	$1,000.10	$0.65
Hypothetical**	0.13%	$1,000.00	$1,024.35	$0.66
SERVICE SHARES
Actual	0.13%	$1,000.00	$1,000.10	$0.65
Hypothetical**	0.13%	$1,000.00	$1,024.35	$0.66

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(1)	Formerly known as the Government Portfolio

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FUND EXPENSES continued	MAY 31, 2012 (UNAUDITED)

U.S. GOVERNMENT SELECT (2)

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.50	$0.51
SERVICE SHARES
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.50	$0.51

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.20	$0.81
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.20	$0.81

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(2)	Formerly known as the Government Select Portfolio

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APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2012 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolios; (v) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (viii) the Investment Adviser’s investments in technology to benefit the Portfolios; (ix) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding the Investment Adviser’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered the Investment Adviser’s policies and philosophy on investment by portfolio managers in the Portfolios that they manage. Attention also was given to the Investment Adviser’s and its affiliates’ efforts during the past year to continue to refine the Portfolios’ risk management processes, including regular reporting to the

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APPROVAL OF ADVISORY AGREEMENT continued

Trustees. The Trustees also noted the Investment Adviser’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolios’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolios, as evidenced by their support to the Portfolios to maintain a positive yield during the past year, as well as their commitment of other resources to support the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, the investor base the Portfolios are intended to serve, and steps taken by the Investment Adviser to manage the Portfolios to maintain stable net asset values during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. They also considered the Portfolios’ compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolios’ net asset values. Based on the information provided, the Trustees believed that the Portfolios had provided yields that were satisfactory in light of their respective investment objectives and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the majority of the Portfolios’ advisory fee rates after waivers were lower than the Lipper peer group median. The Trustees also noted that all of the Portfolios’ expense ratios after waiver of advisory fees and reimbursement of expenses were below their respective Lipper peer objective medians. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them through their relationship with the Trust and on a Portfolio-by-Portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Portfolio-by-Portfolio basis; therefore, they focused on the profitability of the Investment Adviser and its affiliates’ relationships with the Trust overall. The Trustees concluded that the profitability was not unreasonable based on the services provided. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

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MAY 31, 2012 (UNAUDITED)

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursement of expenses of the Portfolios to maintain a positive yield, and its contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the large scale of the Portfolios provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO

12	ABBREVIATIONS AND OTHER INFORMATION

13	NOTES TO THE FINANCIAL STATEMENTS

18	FUND EXPENSES

19	APPROVAL OF ADVISORY AGREEMENT

24	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.
Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2012 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$2,430,874
Repurchase agreements, at cost which approximates fair value	1,366,600
Cash	8,670
Interest income receivable	2,964
Receivable for securities sold	49,996
Receivable for fund shares sold	25
Receivable from affiliates for expense reimbursements	198
Prepaid and other assets	29
Total Assets	3,859,356
LIABILITIES:
Payable for securities purchased	125,977
Payable for fund shares redeemed	8,000
Distributions payable to shareholders	209
Payable to affiliates:
Investment advisory fees	279
Administration fees	279
Custody and accounting fees	42
Trustee fees	29
Accrued other liabilities	43
Total Liabilities	134,858
Net Assets	$3,724,498
ANALYSIS OF NET ASSETS:
Capital stock	$3,724,519
Accumulated undistributed net investment loss	(34)
Accumulated undistributed net realized gain	13
Net Assets	$3,724,498
Net Assets:
Shares	$3,548,590
Service Shares	42,776
GFS Shares	133,132
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	3,548,633
Service Shares	42,754
GFS Shares	133,131
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$2,822
Total Investment Income	2,822
EXPENSES:
Investment advisory fees	2,273
Administration fees	1,515
Custody and accounting fees	190
Transfer agent fees	14
Registration fees	31
Printing fees	18
Professional fees	35
Shareholder servicing fees	11
Trustee fees	34
Other	62
Total Expenses	4,183
Less waivers of investment advisory fees	(758)
Less expenses reimbursed by administrator	(1,118)
Less expenses reimbursed by investment adviser	(140)
Less custodian credits	(4)
Net Expenses	2,163
Net Investment Income	659
NET REALIZED GAINS:
Net realized gains on:
Investments	13
Net Gains	13
Net Increase in Net Assets Resulting from Operations	$672

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2012	2011
OPERATIONS:
Net investment income	$659	$3,690
Net realized gains on:
Investments	13	150
Net Increase in Net Assets Resulting from Operations	672	3,840
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	198,381	(1,369,758)
Net decrease in net assets resulting from Service Shares transactions	(9,654)	(9,090)
Net increase in net assets resulting from GFS Shares transactions	54,805	78,326
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	243,532	(1,300,522)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(768)	(3,778)
Total Distributions to Shares Shareholders	(768)	(3,778)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(12)	(8)
Total Distributions to Service Shares Shareholders	(12)	(8)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(30)	(26)
Total Distributions to GFS Shares Shareholders	(30)	(26)
Total Increase (Decrease) in Net Assets	243,394	(1,300,494)
NET ASSETS:
Beginning of period	3,481,104	4,781,598
End of period	$3,724,498	$3,481,104
Accumulated Undistributed Net Investment Income (Loss)	$(34)	$117

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.03		0.05
Net realized and unrealized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.03		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.03)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.03%	0.09%	0.15%	0.43	%(3)	2.58	%(3)	5.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,548,590	$3,350,343	$4,720,135	$4,484,188		$1,873,486		$4,425,630
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.14%	0.15%	0.15%	0.18	%(5)	0.16	%(6)	0.20%
Expenses, before waivers, reimbursements and credits	0.28%	0.27%	0.27%	0.31%		0.29%		0.26%
Net investment income, net of waivers, reimbursements and credits	0.05%	0.08%	0.15%	0.33%		2.73%		5.11%
Net investment income (loss), before waivers, reimbursements and credits	(0.09)%	(0.04)%	0.03%	0.20%		2.60%		5.05%

	SERVICE
Selected per share data	2012(1)	2011(1)	2010(1)	2009(1)		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–		0.02		0.05
Net realized and unrealized gains (losses)	–	–	–	–		–		–
Total from Investment Operations	–	–	–	–		0.02		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–		(0.02)		(0.05)
From net realized gains	–	–	–	–		–		–
Total Distributions Paid	–	–	–	–		(0.02)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.02%	0.02%	0.02%	0.20	%(3)	2.32	%(3)	4.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$42,776	$52,432	$61,463	$91,155		$127,827		$167,473
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.22%	0.28%	0.43	%(5)	0.42	%(6)	0.46%
Expenses, before waivers, reimbursements and credits	0.33%	0.53%	0.53%	0.57%		0.55%		0.52%
Net investment income, net of waivers, reimbursements and credits	0.04%	0.01%	0.02%	0.08%		2.47%		4.85%
Net investment income (loss), before waivers, reimbursements and credits	(0.14)%	(0.30)%	(0.23)%	(0.06)%		2.34%		4.79%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.67% and 0.31% for the Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009 and 2.30% and 2.06%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $974,000 and $40,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $228,000 and $12,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2012(1)	2011(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–
Net realized gains	–	–
Total from Investment Operations	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–
From net realized gains	–	–
Total Distributions Paid	–	–
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	0.03%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$133,132	$78,329
Ratio to average net assets of:(4)
Expenses, net of waivers and reimbursements	0.15%	0.15%
Expenses, before waivers and reimbursements	0.27%	0.27%
Net investment income, net of waivers and reimbursements	0.04%	0.04%
Net investment loss, before waivers and reimbursements	(0.08)%	(0.08)%

(1)	Per share amounts from net investment income, net realized and distributions from net investment income were less than $0.01 per share.
(2)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.9%

Auto Receivables – 0.9%

Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 8/18/12	$13,955	$13,955
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 8/25/12	18,456	18,455
		32,410
Total Asset-Backed Securities
(Cost $32,410)		32,410

CERTIFICATES OF DEPOSIT – 14.6%

Non-U.S. Depository Institutions – 13.9%

Australia and New Zealand Bank, 0.19%, 6/22/12	8,770	8,770

0.33%, 10/23/12	12,000	12,000

Bank of Nova Scotia, Houston, 0.33%, 6/1/12, FRCD	25,000	25,000

Bank Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.37%, 7/5/12	18,470	18,470

0.37%, 7/13/12	10,555	10,555

Barclays Bank PLC, New York Branch, 0.28%, 7/23/12	20,000	20,000

Commonwealth Bank of Australia, London, 0.20%, 7/23/12	18,000	18,000

0.20%, 8/1/12	30,000	30,000

Credit Suisse, New York, 0.32%, 6/22/12	41,300	41,300

Den Norske Bank ASA, London Branch, 0.28%, 6/27/12	15,310	15,310

Den Norske Bank ASA, New York, 0.28%, 6/22/12	14,950	14,950

Deutsche Bank A.G., New York Branch, 0.42%, 6/25/12	28,970	28,970

0.43%, 7/9/12	2,840	2,840

Mitsubishi Trust & Banking Group, 0.38%, 7/5/12	10,095	10,095

National Australia Bank, 0.40%, 8/21/12	12,270	12,270

0.39%, 9/4/12	17,285	17,285

0.38%, 9/17/12	30,490	30,490

0.34%, 10/25/12	12,000	12,000

National Australia Bank, London, 0.34%, 10/23/12	9,000	9,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 14.6% – continued

Non-U.S. Depository Institutions – 13.9% – continued

Oversea-Chinese Banking Corp., 0.26%, 7/13/12	$6,030	$6,030

Rabobank Nederland N.V., 0.31%, 6/22/12	15,000	15,000

0.28%, 6/27/12	36,570	36,570

Rabobank Nederland N.V., New York Branch, 0.28%, 7/2/12	21,040	21,040

Skandinaviska Enskildabanken AB, New York, 0.52%, 6/28/12	15,310	15,310

0.52%, 6/29/12	15,115	15,115

Societe Generale, New York, 0.50%, 6/1/12	14,000	14,000

Sumitomo Mitsui Banking Corp., New York, 0.35%, 8/3/12	18,000	18,000

Svenska Handelsbanken, New York, 0.24%, 8/3/12	22,000	22,000

Toronto Dominion Bank, New York, 0.28%, 11/6/12	6,680	6,680

Westpac Banking Corp., New York, 0.29%, 6/1/12, FRCD	5,000	5,000
0.26%, 6/21/12, FRCD	5,000	5,000
		517,050

U.S. Depository Institutions – 0.7%
Chase Bank USA N.A., 0.18%, 6/26/12	27,900	27,900
Total Certificates of Deposit
(Cost $544,950)		544,950

COMMERCIAL PAPER – 9.7%

Diversified Manufacturing – 0.4%
General Electric Co., 0.21%, 6/28/12	14,395	14,393

Foreign Agency and Regional Governments – 3.2%

Caisse Damortissement De La Dette, 0.49%, 6/4/12	5,000	5,000

Caisse Des Depots Et Consignations, 0.45%, 7/11/12	12,290	12,284

KFW, 0.24%, 6/14/12	26,000	25,998

0.23%, 6/18/12	4,895	4,894

0.23%, 7/10/12	3,550	3,549

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.7% – continued

Foreign Agency and Regional Governments – 3.2% – continued

0.25%, 7/20/12	$53,000	$52,982

0.24%, 8/17/12	3,000	2,998

0.24%, 8/22/12	7,560	7,556
0.24%, 8/23/12	5,745	5,742
		121,003

Multi-Seller Conduits – 3.3%

Alpine Securitization, 0.20%, 6/4/12	38,000	37,999

0.20%, 6/5/12	8,000	8,000

Gotham Funding, 0.21%, 6/1/12	15,873	15,873

0.20%, 6/4/12	8,000	8,000

Kells Funding LLC, 0.46%, 6/18/12	3,100	3,099

0.28%, 6/19/12	3,070	3,070

0.47%, 7/26/12	15,000	14,990

0.48%, 8/2/12	7,000	6,994

0.44%, 8/27/12	11,000	10,988

0.46%, 9/5/12	7,505	7,496

Regency Markets No. 1 LLC, 0.20%, 6/6/12	5,365	5,365
		121,874

Non-U.S. Depository Institutions – 1.9%

Australia and New Zealand Bank, 0.34%, 9/4/12	8,340	8,333

Commonwealth Bank of Australia, 0.34%, 9/6/12	4,170	4,166

ING U.S. Funding LLC, 0.38%, 7/9/12	17,870	17,863

Oversea-Chinese Banking Corp., 0.31%, 6/14/12	6,000	5,999
0.27%, 7/18/12	37,000	36,987
		73,348

Pharmaceuticals – 0.5%
Sanofi-Aventis S.A., 0.20%, 6/29/12	17,745	17,742

Supranational – 0.4%
European Investment Bank, 0.40%, 10/1/12	15,200	15,179
Total Commercial Paper
(Cost $363,539)		363,539

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 3.2%

Foreign Agencies – 0.5%

Kommunalbanken AS 0.33%, 6/1/12, FRN (1)(2)	$10,000	$10,000

Kommunalbanken AS, 0.33%, 6/1/12, FRN	7,000	7,000
		17,000

Foreign Agency and Regional Governments – 1.4%

Bank of Nederlandse Gemeenten, 0.62%, 8/25/12, FRN (1)(2)	10,000	10,000

Export Development Canada, 0.31%, 6/1/12, FRN (1)(2)	10,000	10,000

0.42%, 2/5/13 (2)	18,880	18,880

Network Rail Infrastructure Finance PLC, Government Gtd., 0.55%, 8/8/12, FRN (2)	4,750	4,750
0.52%, 10/12/12 (2)	10,000	10,000
		53,630

Non-U.S. Depository Institutions – 0.1%
Australia and New Zealand Bank, 0.67%, 7/7/12, FRN (1)(2)	2,435	2,436

Retailers – 0.5%
Wal-Mart Stores, 5.23%, 6/1/12, FRN	19,000	19,985

Supranational – 0.7%
International Bank for Reconstruction & Development, 0.31%, 6/1/12, FRN	25,000	25,000
Total Corporate Notes/Bonds
(Cost $118,051)		118,051

EURODOLLAR TIME DEPOSITS – 11.4%

Non-U.S. Depository Institutions – 11.4%

Australia and New Zealand Bank, 0.23%, 6/5/12	15,000	15,000

Credit Agricole S.A., Paris Branch, 0.21%, 6/1/12	150,000	150,000

HSBC Holdings PLC, Paris Branch, 0.20%, 6/1/12	65,000	65,000

Royal Bank of Scotland PLC, London, 0.18%, 6/1/12	69,375	69,375

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 11.4% – continued

Non-U.S. Depository Institutions – 11.4% – continued
Societe Generale, Paris Branch, 0.21%, 6/1/12	$125,000	$125,000
		424,375
Total Eurodollar Time Deposits
(Cost $424,375)		424,375

U.S. GOVERNMENT AGENCIES – 15.1% (3)

Federal Farm Credit Bank – 2.8%

FFCB FRN, 0.38%, 6/1/12	15,000	14,998

0.26%, 6/12/12	20,000	20,014

0.22%, 6/15/12	15,000	15,007

0.23%, 6/19/12	3,000	3,002

0.18%, 6/20/12	15,000	14,994

0.13%, 6/23/12	10,000	9,999
0.10%, 6/27/12	25,000	24,998
		103,012

Federal Home Loan Bank – 6.7%

FHLB Bonds, 0.35%, 10/3/12	3,500	3,500

0.30%, 12/7/12	10,000	10,000

0.30%, 12/11/12	10,000	10,000

0.17%, 2/11/13	7,655	7,654

0.24%, 6/14/13	15,000	14,998

0.30%, 6/21/13	25,000	25,000

FHLB Discount Notes, 0.13%, 8/22/12	20,000	19,994

0.12%, 8/31/12	17,000	16,995

0.21%, 5/21/13	5,000	4,990

FHLB FRN, 0.32%, 6/1/12	15,000	15,000

0.33%, 6/1/12	10,000	10,000

0.34%, 6/1/12	30,000	30,000

0.00%, 6/4/12	15,000	14,996

0.00%, 6/6/12	20,000	19,995

0.20%, 6/25/12	10,000	10,000

0.19%, 6/26/12	10,000	10,004

0.20%, 6/27/12	10,000	10,000

0.25%, 8/14/12	5,000	5,000
FHLB Note, 1.63%, 9/26/12	11,010	11,061
		249,187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 15.1% (3) – continued

Federal Home Loan Mortgage Corporation – 4.3%

FHLMC Discount Notes, 0.09%, 9/12/12	$20,000	$19,995

0.13%, 10/10/12	20,000	19,991

FHLMC FRN, 0.30%, 6/1/12	25,000	25,004

0.19%, 6/3/12	10,000	9,997

0.19%, 6/6/12	10,000	10,001

0.18%, 6/13/12	25,000	24,999

0.19%, 6/17/12	40,000	40,010
0.20%, 6/21/12	10,000	9,996
		159,993

Federal National Mortgage Association – 1.3%

FNMA Discount Note, 0.06%, 6/25/12	15,000	15,000

FNMA FRN, 0.40%, 6/1/12	10,000	9,997

0.23%, 6/12/12	10,000	9,996
0.26%, 6/23/12	14,000	14,008
		49,001
Total U.S. Government Agencies
(Cost $561,193)		561,193

U.S. GOVERNMENT OBLIGATIONS – 10.4%

U.S. Treasury Bills – 2.5%

0.19%, 6/21/12	5,000	4,999

0.06%, 7/12/12	15,000	14,999

0.14%, 8/16/12	3,735	3,734

0.09%, 8/23/12	50,000	49,990

0.15%, 9/20/12	10,000	9,995
0.15%, 11/15/12	9,000	8,994
		92,711

U.S. Treasury Notes – 7.9%

1.88%, 6/15/12	16,500	16,511

0.63%, 6/30/12	10,000	10,004

1.50%, 7/15/12	18,000	18,030

0.63%, 7/31/12	29,500	29,523

4.63%, 7/31/12	89,625	90,284

1.75%, 8/15/12	50,700	50,866

4.13%, 8/31/12	35,000	35,346

1.38%, 9/15/12	10,000	10,037

1.38%, 1/15/13	15,880	15,998

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 10.4% – continued

U.S. Treasury Notes – 7.9% – continued
0.63%, 2/28/13	$16,990	$17,046
		293,645
Total U.S. Government Obligations
(Cost $386,356)		386,356

Investments, at Amortized Cost
($2,430,874)		2,430,874

REPURCHASE AGREEMENTS – 36.7%

Joint Repurchase Agreements – 0.8%(4)

Bank of America Securities LLC, dated 5/31/12, repurchase price $6,529 0.12%, 6/1/12	6,529	6,529

Morgan Stanley & Co., Inc., dated 5/31/12, repurchase price $6,529 0.19%, 6/1/12	6,529	6,529

Societe Generale, New York Branch, dated 5/31/12, repurchase price $6,529 0.19%, 6/1/12	6,530	6,530

UBS Securities LLC, dated 5/31/12, repurchase price $9,794 0.18%, 6/1/12	9,794	9,794
		29,382

Repurchase Agreements – 35.9%(5)

Bank of America N.A., dated 5/31/12, repurchase price $310,002 0.21%, 6/1/12	310,000	310,000

Barclays Capital, Inc., dated 5/31/12, repurchase price $25,001 0.19%, 6/7/12	25,000	25,000

Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $162,219 0.21%, 6/1/12	162,218	162,218

Deutsche Bank Securities, dated 5/31/12, repurchase price $100,001 0.20%, 6/1/12	100,000	100,000

Deutsche Bank Securities, dated 5/31/12, repurchase price $265,002 0.22%, 6/1/12	265,000	265,000

Deutsche Bank Securities, dated 5/31/12, repurchase price $50,004 0.18%, 6/15/12	50,000	50,000

HSBC Securities (USA), Inc., dated 5/31/12, repurchase price $200,001 0.21%, 6/1/12	200,000	200,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.7% – continued

Repurchase Agreements – 35.9%(5) – continued

JPMorgan Securities, dated 5/31/12, repurchase price $100,001 0.26%, 6/1/12	$100,000	$100,000

Merrill Lynch, dated 5/31/12, repurchase price $125,001 0.21%, 6/1/12	125,000	125,000
		1,337,218
Total Repurchase Agreements
(Cost $1,366,600)		1,366,600

Total Investments – 102.0%
(Cost $3,797,474)(6)		3,797,474
Liabilities less Other Assets – (2.0)%		(72,976)
NET ASSETS – 100.0%		$3,724,498

(1)	Restricted security has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $32,436,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Bank, 0.67%, 7/7/12	3/8/12	$2,438
Bank of Nederlandse Gemeenten, 0.62%, 8/25/12	8/18/11	10,000
Export Development Canada, 0.31%, 6/1/12	5/15/12	10,000
Kommunalbanken AS 0.33%, 6/1/12	5/7/12	10,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2012 (UNAUDITED)

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$7,037	3.63% — 6.25%	8/15/23 — 5/15/37
U.S. Treasury Notes	$22,988	0.13% — 2.75%	7/15/14 — 7/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$840,779	0.60% — 7.00%	11/14/13 — 5/1/42
FHLMC	$128,750	1.88% — 4.69%	3/1/17 — 3/1/41
GNMA	$406,810	3.00% — 4.00%	12/20/41 — 3/20/42

(6)	The cost for federal income tax purposes was $3,797,474.

Percentages shown are based on Net Assets.

At May 31, 2012, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	50.9%
2 - 15 Days	8.4
16 - 30 Days	11.7
31 - 60 Days	7.4
61 - 97 Days	12.6
98 - 180 Days	5.6
181 - 270 Days	1.7
271 + Days	1.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio	$–	$3,797,474(1)	$–	$3,797,474

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank	FRCD	Floating Rate Certificates of Deposit
FHLB	Federal Home Loan Bank	FRN	Floating Rate Notes
FHLMC	Federal Home Loan Mortgage Corporation	GNMA	Government National Mortgage Association
FNMA	Federal National Mortgage Association	Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 20 portfolios as of May 31, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer four classes of shares: Shares, Service Shares, Premier Shares and GFS Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2012, Shares, Service Shares and GFS Shares were outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, pursuant to Board of Trustees’ authorization, has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2012, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. At November 30, 2011, the Portfolio reclassified approximately $150,000 of undistributed net investment income and $(150,000) of accumulated undistributed net realized losses.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Portfolio for the fiscal year ending November 30, 2012. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ending November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ending November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2011, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$203

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2011	2010
Prime Obligations	$4,313	$7,264

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. The investment adviser has contractually agreed to waive 0.05 percent of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2013. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by the investment adviser for the six months ended May 31, 2012, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class and GFS Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2012, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	GFS SHARES
Prime Obligations	$12	$2	$ —

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2012 (UNAUDITED)

Certain amounts of transfer agent fees were reimbursed to the Portfolio by the investment adviser. For further information, please refer to Note 5.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2013 to reimburse an additional portion of the Portfolio’s Expenses so that the Portfolio’s Expenses do not exceed 0.05 percent of its average daily net assets.

The expenses reimbursed during the six months ended May 31, 2012, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2012, is $198,000 and is shown as part of “Receivable from affiliates for expense reimbursements” on the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In order to avoid a negative yield, the investment adviser may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2012, the investment adviser reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses in order to avoid a negative yield, for the Portfolio. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statement of Operations. There were no amounts outstanding at May 31, 2012, included as part of “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by the investment adviser.

6. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively. The shareholder servicing fees are included in the Statement of Operations.

Effective January 1, 2012, the Board of Trustees of the Trust approved the suspension of the Portfolio’s Service Share servicing fee payments.

Certain amounts of shareholder servicing fees were reimbursed to the portfolio by the investment adviser. For further information, please refer to Note 5.

7. BANK BORROWINGS

Effective December 1, 2011, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears. The Credit Facility will expire on November 29, 2012, unless renewed.

At May 31, 2012, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2012.

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$7,551,712	$195	$(7,353,526)	$198,381
Service Shares	100,352	—	(110,006)	(9,654)
GFS Shares	771,239	—	(716,434)	54,805

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$20,886,307	$1,162	$(22,257,227)	$(1,369,758)
Service Shares	158,536	—	(167,626)	(9,090)
GFS Shares	631,271	—	(552,945)	78,326

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2012 (UNAUDITED)

to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On April 15, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts or footnote disclosures, if any.

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolio’s financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2012 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/11 - 5/31/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.14%	$1,000.00	$1,000.30	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.30	$0.71
SERVICE SHARES
Actual	0.15%	$1,000.00	$1,000.20	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76
GFS SHARES
Actual	0.15%	$1,000.00	$1,000.30	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.25	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2012 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fee, the actual investment advisory fee (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolio; (v) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (viii) the Investment Adviser’s investments in technology to benefit the Portfolio; (ix) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding the Investment Adviser’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered the Investment Adviser’s policies and philosophy on investment by portfolio managers in the Portfolios that they manage. Attention also was given to the Investment Adviser’s and its affiliates’ efforts during the past year to continue to refine the Portfolio’s risk management processes, including regular reporting to the Trustees. The

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued

Trustees also noted the Investment Adviser’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to maintain a positive yield during the past year, as well as their commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and the steps taken by the Investment Adviser to manage the Portfolio to maintain a stable net asset value during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio’s net asset value. Based on the information provided, the Trustees believed that the Portfolio had provided yields that were satisfactory in light of its investment objective and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waivers was competitive with its Lipper peer group median, and the total expense ratio after waiver of advisory fees and reimbursement of expenses was below its Lipper peer objective median. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them through their relationship with the Trust and on a portfolio-by-portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a portfolio-by-portfolio basis; therefore, they focused on the profitability of the Investment Adviser and its affiliates’ relationships with the Trust overall. The Trustees concluded that the profitability was not unreasonable based on the services provided. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, firm structure, different business lines and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as the administrator), and

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2012 (UNAUDITED)

reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursements of the Portfolio’s expenses to maintain a positive yield, and its contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, administrative, accounting and custodial functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the scale of the investment portfolios of the Trust provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

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PRIME OBLIGATIONS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

11	ABBREVIATIONS AND OTHER INFORMATION

12	NOTES TO THE FINANCIAL STATEMENTS

16	FUND EXPENSES

17	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2012 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$1,018,868
Repurchase agreements, at cost which approximates fair value	451,910
Interest income receivable	1,273
Receivable for securities sold	49,995
Receivable from affiliated administrator	7
Prepaid and other assets	3
Total Assets	1,522,056
LIABILITIES:
Payable for securities purchased	38,492
Distributions payable to shareholders	158
Accrued administration fees	127
Trustee fees	22
Accrued other liabilities	16
Total Liabilities	38,815
Net Assets	$1,483,241
ANALYSIS OF NET ASSETS:
Capital stock	$1,483,972
Accumulated undistributed net investment loss	(1)
Accumulated undistributed net realized loss	(730)
Net Assets	$1,483,241
Total Shares Outstanding (no par value, unlimited shares authorized)	1,483,971
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	2	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,420
EXPENSES:
Investment advisory fees	1,840
Administration fees	736
Custody, transfer agent and accounting fees	100
Printing fees	8
Professional fees	19
Trustee fees	8
Other	8
Total Expenses	2,719
Less waivers of:
Investment advisory fees	(1,840)
Custody, transfer agent and accounting fees	(99)
Less expenses reimbursed by administrator	(42)
Less custodian credits	(1)
Net Expenses	737
Net Investment Income	683
NET REALIZED GAINS:
Net realized gains on:
Investments	9
Net Gains	9
Net Increase in Net Assets Resulting from Operations	$692

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
OR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2012	2011
OPERATIONS:
Net investment income	$683	$1,625
Net realized gains on:
Investments	9	5
Net Increase in Net Assets Resulting from Operations	692	1,630
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	56,259	271,025
Net Increase in Net Assets Resulting from Capital Share Transactions	56,259	271,025
DISTRIBUTIONS PAID:
From net investment income	(684)	(1,625)
Total Distributions Paid	(684)	(1,625)
Total Increase in Net Assets	56,267	271,030
NET ASSETS:
Beginning of period	1,426,974	1,155,944
End of period	$1,483,241	$1,426,974
Accumulated Undistributed Net Investment Income (Loss)	$(1)	$–

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	4	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)
OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2012	2011	2010	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	0.01		0.03		0.05
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–	(2)	–
Total from Investment Operations	–	–	–	0.01		0.03		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	(0.01)		(0.03)		(0.05)
Total Distributions Paid	–	–	–	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.05%	0.12%	0.19%	0.60	%(5)	2.64	%(5)	5.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,483,241	$1,426,974	$1,155,944	$1,412,872		$1,020,896		$2,798,068
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.10%	0.10%		0.10%		0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%		0.37%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.09%	0.11%	0.19%	0.52%		2.71%		5.21%
Net investment income (loss), before waivers, reimbursements and credits	(0.18)%	(0.16)%	(0.08)%	0.25%		2.44%		4.94%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 1.14% and 2.36% for the fiscal years ended November 30, 2009 and November 30, 2008, respectively.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.7%
Auto Receivables – 0.7%
Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 8/18/12	$3,489	$3,488
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 8/25/12	7,031	7,031
		10,519
Total Asset-Backed Securities
(Cost $10,519)		10,519

CERTIFICATES OF DEPOSIT – 12.0%
Non-U.S. Depository Institutions – 12.0%
Australia and New Zealand Bank, 0.19%, 6/22/12	5,420	5,420
0.23%, 7/23/12	2,045	2,045
0.33%, 10/23/12	7,000	7,000
Bank Tokyo – Mitsubishi UFJ Financial Group, Inc., 0.37%, 7/5/12	10,085	10,085
0.37%, 7/13/12	5,485	5,485
Barclays Bank PLC, New York Branch, 0.28%, 7/23/12	5,000	5,000
Commonwealth Bank of Australia, London, 0.20%, 7/23/12	10,000	10,000
0.20%, 8/1/12	3,000	3,000
Credit Suisse, New York, 0.32%, 6/22/12	10,000	10,000
Deutsche Bank A.G., New York Branch, 0.42%, 6/25/12	16,100	16,100
0.43%, 7/9/12	1,550	1,550
Mitsubishi Trust & Banking Group, 0.38%, 7/5/12	5,310	5,310
National Australia Bank, 0.40%, 8/21/12	6,425	6,425
0.39%, 9/4/12	10,845	10,845
0.38%, 9/17/12	12,995	12,995
0.34%, 10/25/12	7,000	7,000
National Australia Bank, London, 0.34%, 10/23/12	5,000	5,000
Oversea-Chinese Banking Corp., 0.26%, 7/13/12	3,135	3,135
Rabobank Nederland N.V., 0.31%, 6/22/12	10,000	10,000
Societe Generale, New York, 0.50%, 6/1/12	7,000	7,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 12.0% – continued
Non-U.S. Depository Institutions – 12.0% – continued
Sumitomo Mitsui Banking Corp., New York, 0.35%, 8/3/12	$10,000	$10,000
Svenska Handelsbanken, New York, 0.27%, 6/25/12	10,440	10,440
0.24%, 8/3/12	5,000	5,000
Toronto Dominion Bank, New York, 0.28%, 11/6/12	3,500	3,500
Westpac Banking Corp., New York, 0.29%, 6/1/12, FRCD	3,000	3,000
0.26%, 6/21/12, FRCD	3,000	3,000
		178,335
Total Certificates of Deposit
(Cost $178,335)		178,335

COMMERCIAL PAPER – 9.8%
Diversified Manufacturing – 0.5%
General Electric Co., 0.21%, 6/28/12	7,430	7,429

Foreign Agency and Regional Governments – 3.0%
Caisse Des Depots Et Consignations, 0.45%, 7/11/12	6,350	6,347
KFW, 0.23%, 6/18/12	3,075	3,075
0.23%, 7/10/12	1,810	1,809
0.25%, 7/20/12	26,000	25,991
0.24%, 8/17/12	1,000	999
0.24%, 8/22/12	3,380	3,378
0.24%, 8/23/12	2,380	2,379
		43,978

Multi-Seller Conduits – 3.9%
Alpine Securitization, 0.20%, 6/4/12	15,000	15,000
0.20%, 6/5/12	4,000	4,000
Gotham Funding, 0.20%, 6/4/12	3,000	3,000
Kells Funding LLC, 0.46%, 6/18/12	1,900	1,899
0.28%, 6/19/12	985	985
0.47%, 7/26/12	6,000	5,996
0.48%, 8/2/12	2,000	1,998
0.44%, 8/27/12	5,000	4,995
0.46%, 9/5/12	1,860	1,858

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	6	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.8% – continued
Multi-Seller Conduits – 3.9% – continued
Regency Markets No. 1 LLC, 0.20%, 6/6/12	$2,615	$2,615
Victory Receivables Corp., 0.21%, 6/1/12	15,000	15,000
		57,346
Non-U.S. Depository Institutions – 1.8%
Australia and New Zealand Bank, 0.34%, 9/4/12	5,290	5,285
Commonwealth Bank of Australia, 0.34%, 9/6/12	2,645	2,643
ING U.S. Funding LLC, 0.38%, 7/9/12	9,235	9,231
Oversea-Chinese Banking Corp., 0.31%, 6/14/12	3,700	3,700
Westpac Banking Corp., 0.18%, 7/24/12	6,000	5,998
		26,857
Pharmaceuticals – 0.6%
Sanofi-Aventis S.A., 0.20%, 6/29/12	9,090	9,089
Total Commercial Paper
(Cost $144,699)		144,699

CORPORATE NOTES/BONDS – 3.6%
Foreign Agencies – 0.5%
Kommunalbanken AS 0.33%, 6/1/12, FRN (1)(2)	5,000	5,000
Kommunalbanken AS, 0.33%, 6/1/12, FRN	3,000	3,000
		8,000
Foreign Agency and Regional Governments – 1.7%
Bank of Nederlandse Gemeenten, 0.62%, 8/25/12, FRN (1)(2)	5,000	5,000
Export Development Canada, 0.31%, 6/1/12, FRN (1)(2)	5,000	5,000
0.42%, 2/5/13 (2)	7,810	7,810
0.30%, 2/28/13 (1)(2)	5,000	5,000
Network Rail Infrastructure Finance PLC, Government Gtd., 0.55%, 8/8/12, FRN (2)	2,000	2,000
		24,810

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 3.6% – continued
Non-U.S. Depository Institutions – 0.1%
Australia and New Zealand Bank, 0.67%, 7/7/12, FRN (1)(2)	$1,465	$1,465
Retailers – 0.6%
Wal-Mart Stores, 5.23%, 6/1/12, FRN	8,000	8,415
Supranational – 0.7%
International Bank for Reconstruction & Development, 0.31%, 6/1/12, FRN	10,000	10,000
Total Corporate Notes/Bonds
(Cost $52,690)		52,690

EURODOLLAR TIME DEPOSITS – 14.1%
Non-U.S. Depository Institutions – 10.7%
Australia and New Zealand Bank, 0.23%, 6/5/12	8,000	8,000
Credit Agricole S.A., Paris Branch, 0.21%, 6/1/12	45,000	45,000
HSBC Holdings PLC, Paris Branch, 0.20%, 6/1/12	25,000	25,000
Royal Bank of Scotland PLC, London, 0.18%, 6/1/12	32,435	32,435
Societe Generale, Paris Branch, 0.21%, 6/1/12	45,000	45,000
Svenska Handelsbanken, Cayman Islands, 0.17%, 6/1/12	3,669	3,669
		159,104
U.S. Depository Institutions – 3.4%
Citibank N.A., Bahamas Branch, 0.19%, 6/1/12	50,602	50,602
Total Eurodollar Time Deposits
(Cost $209,706)		209,706

U.S. GOVERNMENT AGENCIES – 15.1% (3)
Federal Farm Credit Bank – 2.3%
FFCB FRN, 0.38%, 6/1/12	5,000	4,999
0.22%, 6/15/12	10,000	10,005
0.23%, 6/19/12	2,000	2,001
0.18%, 6/20/12	5,000	4,998
0.27%, 6/20/12	3,000	3,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 15.1% (3) – continued
Federal Farm Credit Bank – 2.3% – continued
0.13%, 6/23/12	$5,000	$5,000
0.10%, 6/27/12	5,000	5,000
		35,003
Federal Home Loan Bank – 6.5%
FHLB Bonds, 0.35%, 10/3/12	3,500	3,500
0.30%, 12/7/12	20,000	20,000
0.17%, 2/11/13	3,150	3,149
0.24%, 6/14/13	5,000	4,999
0.30%, 6/21/13	10,000	10,000
FHLB Discount Notes, 0.13%, 8/22/12	5,000	4,999
0.12%, 8/31/12	7,000	6,998
FHLB FRN, 0.32%, 6/1/12	15,000	14,997
0.33%, 6/1/12	5,000	5,000
0.34%, 6/1/12	15,000	14,999
0.00%, 6/4/12	5,000	4,999
0.20%, 6/27/12	3,000	3,000
		96,640
Federal Home Loan Mortgage Corporation – 4.4%
FHLMC Discount Notes, 0.09%, 9/12/12	5,000	4,999
0.13%, 10/10/12	5,000	4,998
FHLMC FRN, 0.30%, 6/1/12	10,000	10,002
0.19%, 6/3/12	5,000	4,999
0.19%, 6/4/12	5,000	4,998
0.19%, 6/6/12	3,000	3,000
0.19%, 6/17/12	13,000	12,995
0.20%, 6/21/12	5,000	4,998
0.18%, 6/24/12	14,000	13,999
		64,988
Federal National Mortgage Association – 1.9%
FNMA FRN, 0.40%, 6/1/12	10,000	9,997
0.23%, 6/12/12	5,000	4,998
0.26%, 6/23/12	13,080	13,083
		28,078
Total U.S. Government Agencies
(Cost $224,709)		224,709

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 12.6%
U.S. Treasury Bills – 3.0%
0.14%, 8/16/12	$660	$660
0.09%, 8/23/12	25,000	24,995
0.15%, 11/15/12	4,000	3,997
0.17%, 1/10/13	10,000	9,990
0.20%, 3/7/13	5,000	4,992
		44,634
U.S. Treasury Notes – 9.6%
1.88%, 6/15/12	10,000	10,007
1.50%, 7/15/12	8,000	8,013
0.63%, 7/31/12	10,500	10,508
4.63%, 7/31/12	36,930	37,202
1.75%, 8/15/12	10,000	10,033
4.13%, 8/31/12	20,000	20,197
1.38%, 1/15/13	3,540	3,566
0.63%, 2/28/13	7,240	7,264
0.75%, 3/31/13	25,000	25,105
1.75%, 4/15/13	10,000	10,131
		142,026
Total U.S. Government Obligations
(Cost $186,660)		186,660

MUNICIPAL INVESTMENTS – 0.8%
Oregon – 0.8%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Revenue Variable Rate Demand Bonds, Senior Living Facility, (FHLB of San Francisco LOC), 0.25%, 6/8/12	11,550	11,550
Total Municipal Investments
(Cost $11,550)		11,550

Investments, at Amortized Cost
($1,018,868)		1,018,868

REPURCHASE AGREEMENTS – 30.5%
Joint Repurchase Agreements – 2.8% (4)
Bank of America Securities LLC, dated 5/31/12, repurchase price $9,313 0.12%, 6/1/12	9,313	9,313
Morgan Stanley & Co., Inc., dated 5/31/12, repurchase price $9,313 0.19%, 6/1/12	9,313	9,313
Societe Generale, New York Branch, dated 5/31/12, repurchase price $9,314 0.19%, 6/1/12	9,314	9,314

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	8	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 30.5% – continued
Joint Repurchase Agreements – 2.8% (4) – continued
UBS Securities LLC, dated 5/31/12, repurchase price $13,970 0.18%, 6/1/12	$13,970	$13,970
		41,910
Repurchase Agreements – 27.7% (5)
Barclays Capital, Inc., dated 5/31/12, repurchase price $10,000 0.19%, 6/7/12	10,000	10,000
Citigroup Global Markets, Inc., dated 5/31/12, repurchase price $85,000 0.21%, 6/1/12	85,000	85,000
Deutsche Bank Securities, dated 5/31/12, repurchase price $10,001 0.18%, 6/15/12	10,000	10,000
JPMorgan Securities, dated 5/31/12, repurchase price $175,001 0.21%, 6/1/12	175,000	175,000
Merrill Lynch, dated 5/31/12, repurchase price $130,001 0.21%, 6/1/12	130,000	130,000
		410,000
Total Repurchase Agreements
(Cost $451,910)		451,910

Total Investments – 99.2%
(Cost $1,470,778) (6)		1,470,778
Other Assets less Liabilities – 0.8%		12,463
NET ASSETS – 100.0%		$1,483,241

(1)	Restricted security has been deemed illiquid. At May 31, 2012, the value of these restricted illiquid securities amounted to approximately $21,465,000 or 1.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia and New Zealand Bank, 0.67%, 7/7/12	3/8/12	$1,467
Bank of Nederlandse Gemeenten, 0.62%, 8/25/12	8/18/11	5,000
Export Development Canada, 0.31%, 6/1/12	5/15/12	5,000
Export Development Canada, 0.30%, 2/28/13	2/21/12	5,000
Kommunalbanken AS 0.33%, 6/1/12	5/7/12	5,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$10,038	3.63% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$32,790	0.13% – 2.75%	7/15/14 – 7/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$226,286	3.50% – 6.00%	10/1/20 – 2/1/42
FHLMC	$196,015	2.21% – 6.06%	1/1/23 – 6/1/41

(6)	The cost for federal income tax purposes was $1,470,778.

Percentages shown are based on Net Assets.

At May 31, 2012, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	41.3%
2 – 15 Days	8.6
16 – 30 Days	5.0
31 – 60 Days	7.9
61 – 97 Days	13.4
98 – 180 Days	6.6
181 – 270 Days	5.5
271 + Days	11.7
Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio	$–	$1,470,778	(1)(2)	$–	$1,470,778

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Liquid Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	10	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 20 portfolios as of May 31, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America “GAAP”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, pursuant to Board of Trustees’ authorization, has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2012, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	12	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. There were no reclassifications at November 30, 2011.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Portfolio for the fiscal year ending November 30, 2012. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ending November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ending November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ending November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2011, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$739

The Portfolio may offset future capital gains with this capital loss carryforward.

The following capital loss carryforwards were utilized at November 30, 2011, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$5

At November 30, 2011, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$86

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2011	2010
Liquid Assets	$1,751	$2,556

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. The investment adviser has contractually agreed to waive all of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2013. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by the investment adviser for the six months ended May 31, 2012, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board of Trustees. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees exclusive of the custodian fee credits described below. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2012, is reflected as “Less waivers of custody fees, transfer agent and accounting fees” in the accompanying Statement of Operations.

The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, are shown as “Less Custodian Credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries effective January 1, 2012, expenses related to third-party consultants engaged by the Board of Trustees, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2012, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2012, is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. BANK BORROWINGS

Effective December 1, 2011, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears. The Credit Facility will expire on November 29, 2012, unless renewed.

At May 31, 2012, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2012.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$7,705,085	$(7,648,826)	$56,259

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2012 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$5,524,164	$(5,253,139)	$271,025

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On April 15, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts or footnote disclosures, if any.

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Portfolio’s financial statement disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2012 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/11 - 5/31/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/11	ENDING ACCOUNT VALUE 5/31/12	EXPENSES PAID* 12/1/11 - 5/31/12
Actual	0.10%	$1,000.00	$1,000.50	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.50	$0.51

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (366).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

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LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2012 (UNAUDITED)

The Board of Trustees oversees the management of Northern Institutional Funds (the “Trust”), and reviews the investment performance and expenses of the investment portfolio covered by this Report (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fee, the actual investment advisory fee (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the reimbursements made by the Investment Adviser to maintain a positive yield in the Portfolio; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vii) the Investment Adviser’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of the services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. In this regard, the Trustees also took into account information provided to them at their regular meetings regarding the Investment Adviser’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered the Investment Adviser’s policies and philosophy on investment by portfolio managers in the portfolios that they manage. The Trustees also considered the nature of the investments in the Portfolio, which consist of the securities lending collateral of other investment companies, including other investment portfolios of the Trust. Attention also was given to the Investment Adviser’s and its affiliates’ efforts during the past year to continue to refine the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2012 (UNAUDITED)

Portfolio’s risk management processes, including regular reporting to the Trustees. The Trustees also noted the Investment Adviser’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered the Investment Adviser’s compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to maintain a positive yield during the past year, as well as their commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees did not consider the competitive performance information for the Portfolio as it is privately placed and third party consultants do not provide competitive information for such funds. The Trustees also considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and the steps taken by the Investment Adviser to manage the Portfolio to maintain a stable net asset value during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that the Investment Adviser’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolio’s net asset values. Based on the information provided, the Trustees believed that the Portfolio had provided yields that were satisfactory in light of its investment objective and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s contractual fee waiver and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waiver of fees was the lowest in its Lipper peer group median, and the total expense ratio after waiver of fees and reimbursement of expenses was below its Lipper peer objective median. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them through their relationship with the Trust and on a portfolio-by-portfolio basis. The Trustees reviewed the Investment Adviser’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a portfolio-by-portfolio basis; therefore, they focused on the profitability of the Investment Adviser and its affiliates’ relationships with the Trust overall. The Trustees concluded that the profitability was not unreasonable based on the services provided. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual

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LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2012 (UNAUDITED)

reimbursements made by NTI, as the administrator, and contractual waivers made by The Northern Trust Company, as the custodian and transfer agent) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers with respect to its entire management fee and voluntary reimbursement of expenses of the Portfolio to maintain a positive yield, and contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for administrative and accounting functions. The Trustees also considered that the Portfolio’s shareholders are predominantly other investment portfolios of the Trust managed by the Investment Adviser. The Trustees also considered that the scale of the investment portfolios of the Trust provided opportunities to the Investment Adviser to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 3, 2012

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 3, 2012

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